Statement of Investments
January 31, 2025 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 10.3%
Alphabet, Inc., Class A 369,122 75,308,270
Alphabet, Inc., Class C 327,541 67,342,430
AT&T, Inc. 444,344 10,544,283
Charter Communications, Inc., Class A
(a)
5,644 1,949,945
Comcast Corp., Class A 244,089 8,216,036
Electronic Arts, Inc. 15,849 1,948,000
Endeavor Group Holdings, Inc., Class A
(b)
10,403 318,124
Fox Corp., Class A 13,087 669,793
Fox Corp., Class B 8,503 413,246
Live Nation Entertainment, Inc.
(a)
9,467 1,369,685
Meta Platforms, Inc., Class A 137,243 94,585,131
Netflix, Inc.
(a)
26,574 25,956,420
Omnicom Group, Inc. 12,643 1,097,286
Pinterest, Inc., Class A
(a)
38,882 1,281,551
ROBLOX Corp., Class A
(a)
33,980 2,414,959
Snap, Inc., Class A
(a)
67,078 757,311
Spotify Technology SA
(a)
8,910 4,887,580
Take-Two Interactive Software, Inc.
(a)
10,235 1,898,695
The Trade Desk, Inc., Class A
(a)
28,466 3,378,345
The Walt Disney Company 113,788 12,864,871
TKO Group Holdings, Inc., Class A
(a)
4,359 676,560
T-Mobile US, Inc. 31,447 7,326,207
Verizon Communications, Inc. 264,735 10,427,912
Warner Bros Discovery, Inc.
(a)
145,895 1,523,144
Warner Music Group Corp., Class A
(b)
8,016 254,909
337,410,693
Consumer Discretionary – 11.6%
Airbnb, Inc., Class A
(a)
26,134 3,427,997
Amazon.com, Inc.
(a)
590,212 140,281,588
Aptiv PLC
(a)
17,277 1,078,430
AutoZone, Inc.
(a)
1,105 3,701,982
Best Buy Co., Inc. 11,878 1,019,845
Booking Holdings, Inc. 2,140 10,138,378
Carnival Corp.
(a)
63,691 1,762,330
Carvana Co., Class A
(a)
7,029 1,739,537
Chipotle Mexican Grill, Inc., Class A
(a)
84,794 4,947,730
Coupang, Inc., Class A
(a)
69,558 1,635,309
D.R. Horton, Inc. 18,643 2,645,442
Darden Restaurants, Inc. 7,448 1,454,147
Deckers Outdoor Corp.
(a)
9,601 1,702,833
DoorDash, Inc., Class A
(a)
20,738 3,915,957
DraftKings, Inc., Class A
(a)
31,487 1,320,880
eBay, Inc. 31,360 2,116,173
Expedia Group, Inc.
(a)
8,226 1,406,235
Flutter Entertainment PLC
(a)
11,190 2,987,394
Ford Motor Co. 237,275 2,391,732
Garmin Ltd. 9,517 2,054,244
General Motors Co. 71,958 3,559,043
Genuine Parts Co. 8,076 938,835
Hilton Worldwide Holdings, Inc. 15,852 4,059,222
Las Vegas Sands Corp. 19,869 910,596
Lennar Corp., Class A 15,978 2,096,953
Lennar Corp., Class B 514 64,656
Lowe's Cos., Inc. 35,856 9,323,994
Lululemon Athletica, Inc.
(a)
6,999 2,898,986
Marriott International, Inc., Class A 15,495 4,502,692

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 11.6% (continued)
McDonald's Corp. 45,567 13,155,193
MercadoLibre, Inc.
(a)
2,948 5,666,616
MGM Resorts International
(a)
17,092 589,332
NIKE, Inc., Class B 72,702 5,590,784
NVR, Inc.
(a)
156 1,250,524
O'Reilly Automotive, Inc.
(a)
3,725 4,821,714
PulteGroup, Inc. 12,601 1,433,742
Ross Stores, Inc. 20,811 3,133,304
Royal Caribbean Cruises Ltd. 13,863 3,695,876
Starbucks Corp. 69,267 7,458,671
Tesla, Inc.
(a)
175,639 71,063,539
The Home Depot, Inc. 62,938 25,929,197
The TJX Companies, Inc. 71,905 8,973,025
Tractor Supply Co. 34,785 1,890,913
Ulta Beauty, Inc.
(a)
2,879 1,186,580
Williams-Sonoma, Inc. 7,607 1,607,892
Yum! Brands, Inc. 17,641 2,302,150
379,832,192
Consumer Staples – 5.3%
Altria Group, Inc. 108,772 5,681,161
Archer-Daniels-Midland Co. 26,661 1,365,843
Brown-Forman Corp., Class A 5,476 182,460
Brown-Forman Corp., Class B 15,761 520,271
Bunge Global SA 8,188 623,352
Campbell Soup Co. 11,304 438,256
Church & Dwight Co., Inc. 15,136 1,597,151
Colgate-Palmolive Co. 52,021 4,510,221
ConAgra Brands, Inc. 30,840 798,448
Constellation Brands, Inc., Class A 9,820 1,775,456
Costco Wholesale Corp. 28,019 27,455,258
Dollar General Corp. 10,880 773,133
Dollar Tree, Inc.
(a)
13,201 968,293
General Mills, Inc. 32,887 1,977,824
Hormel Foods Corp. 16,645 499,017
Kellanova 16,744 1,368,487
Kenvue, Inc. 120,930 2,574,600
Keurig Dr Pepper, Inc. 65,339 2,097,382
Kimberly-Clark Corp. 20,178 2,622,535
McCormick & Co., Inc. 16,468 1,271,824
Mondelez International, Inc., Class A 86,414 5,011,148
Monster Beverage Corp.
(a)
42,545 2,072,367
PepsiCo, Inc. 86,700 13,064,823
Philip Morris International, Inc. 96,658 12,584,872
SYSCO Corp. 32,462 2,367,129
Target Corp. 28,514 3,932,366
The Clorox Company 8,083 1,282,610
The Coca-Cola Company 243,954 15,486,200
The Estee Lauder Companies, Inc., Class A 10,469 873,429
The Hershey Company 9,099 1,358,026
The Kraft Heinz Company 43,584 1,300,546
The Kroger Company
(b)
40,827 2,516,576
The Procter & Gamble Company 148,967 24,727,032
Tyson Foods, Inc., Class A 19,299 1,090,200
Walmart, Inc. 275,134 27,007,153
173,775,449
Energy – 3.2%
Baker Hughes Co., Class A 63,514 2,933,077

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 3.2% (continued)
Cheniere Energy, Inc. 14,299 3,197,971
Chevron Corp. 106,215 15,846,216
ConocoPhillips 82,471 8,150,609
Coterra Energy, Inc. 46,368 1,285,321
Devon Energy Corp. 42,570 1,451,637
Diamondback Energy, Inc. 11,092 1,823,081
EOG Resources, Inc. 35,691 4,489,571
EQT Corp. 35,282 1,803,616
Exxon Mobil Corp. 280,567 29,972,973
Halliburton Co. 46,531 1,210,737
Hess Corp. 17,926 2,492,252
Kinder Morgan, Inc. 122,450 3,364,926
Marathon Petroleum Corp. 21,101 3,074,627
Occidental Petroleum Corp. 42,210 1,969,096
ONEOK, Inc. 37,413 3,635,421
Phillips 66 26,435 3,115,893
Schlumberger NV 91,909 3,702,095
Targa Resources Corp. 13,718 2,699,702
Texas Pacific Land Corp.
(b)
1,413 1,832,901
The Williams Companies, Inc. 77,650 4,304,139
Valero Energy Corp. 19,673 2,616,509
104,972,370
Financials – 13.9%
Aflac, Inc. 32,129 3,450,012
American Express Co. 35,844 11,378,678
American International Group, Inc. 41,695 3,071,254
Ameriprise Financial, Inc. 6,328 3,438,382
Aon PLC, Class A 12,488 4,630,800
Apollo Global Management, Inc. 25,830 4,416,413
Arch Capital Group Ltd. 21,886 2,036,930
Ares Management Corp., Class A 10,329 2,047,414
Arthur J Gallagher & Co. 13,866 4,185,036
Bank of America Corp. 424,317 19,645,877
Berkshire Hathaway, Inc., Class B
(a)
83,086 38,939,916
BlackRock, Inc. 9,267 9,966,659
Blackstone, Inc. 44,268 7,840,305
Block, Inc., Class A
(a)
36,481 3,313,204
Blue Owl Capital, Inc., Class A 31,818 827,586
Brown & Brown, Inc. 14,005 1,465,763
Capital One Financial Corp. 24,127 4,914,911
Cboe Global Markets, Inc. 6,104 1,247,230
Chubb Ltd. 25,828 7,022,117
Cincinnati Financial Corp. 9,741 1,335,004
Citigroup, Inc. 116,615 9,495,959
Citizens Financial Group, Inc. 32,598 1,550,687
CME Group, Inc., Class A 22,752 5,381,303
Coinbase Global, Inc., Class A
(a)
12,483 3,636,672
Corpay, Inc.
(a)
4,383 1,667,688
Discover Financial Services 15,451 3,107,042
Erie Indemnity Co., Class A 1,532 617,319
Everest Group Ltd. 1,950 677,645
FactSet Research Systems, Inc. 2,452 1,163,253
Fidelity National Information Services, Inc. 36,778 2,996,304
Fifth Third Bancorp 46,747 2,071,360
First Citizens BancShares, Inc., Class A 788 1,737,296
Fiserv, Inc.
(a)
36,952 7,983,110
Global Payments, Inc. 14,665 1,654,945

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 13.9% (continued)
Huntington Bancshares, Inc. 101,986 1,754,159
Interactive Brokers Group, Inc., Class A 6,604 1,435,974
Intercontinental Exchange, Inc. 35,096 5,609,394
JPMorgan Chase & Co. 178,928 47,827,454
KKR & Co., Inc. 42,167 7,044,841
Loews Corp. 9,681 827,241
LPL Financial Holdings, Inc. 4,670 1,713,376
M&T Bank Corp. 10,956 2,204,785
Markel Group, Inc.
(a)
891 1,629,443
Marsh & McLennan Cos., Inc. 31,603 6,854,059
Mastercard, Inc., Class A 51,730 28,732,394
MetLife, Inc. 36,726 3,177,166
Moody's Corp. 10,054 5,021,370
Morgan Stanley 78,947 10,928,633
MSCI, Inc., Class A 4,900 2,924,173
NASDAQ, Inc. 23,774 1,957,551
Northern Trust Corp. 14,227 1,597,550
PayPal Holdings, Inc.
(a)
65,083 5,765,052
Principal Financial Group, Inc. 14,236 1,173,758
Prudential Financial, Inc. 23,039 2,782,190
Raymond James Financial, Inc. 12,453 2,098,081
Regions Financial Corp. 61,251 1,509,225
Robinhood Markets, Inc., Class A
(a)
31,186 1,620,113
Rocket Cos., Inc., Class A
(a)(b)
6,620 83,412
S&P Global, Inc. 19,777 10,311,926
State Street Corp. 20,971 2,131,073
Synchrony Financial 24,136 1,664,901
T Rowe Price Group, Inc. 14,223 1,662,953
The Allstate Corp. 16,756 3,222,682
The Bank of New York Mellon Corp. 48,526 4,169,839
The Charles Schwab Corp. 93,312 7,718,769
The Goldman Sachs Group, Inc. 20,127 12,889,331
The Hartford Financial Services Group, Inc. 18,473 2,060,663
The PNC Financial Services Group, Inc. 24,146 4,852,139
The Progressive Corp. 36,887 9,090,432
The Travelers Companies, Inc. 13,923 3,413,641
TPG, Inc., Class A 3,976 267,386
Tradeweb Markets, Inc., Class A 6,915 877,514
Truist Financial Corp. 80,113 3,814,981
US Bancorp 90,178 4,308,705
Visa, Inc., Class A
(b)
104,552 35,735,874
W.R. Berkley Corp. 18,539 1,090,649
Wells Fargo & Co. 215,133 16,952,480
Willis Towers Watson PLC 6,444 2,123,717
453,545,123
Health Care – 10.5%
Abbott Laboratories 108,059 13,823,988
AbbVie, Inc. 111,474 20,500,069
Agilent Technologies, Inc. 18,761 2,842,667
Align Technology, Inc.
(a)
4,073 892,435
Alnylam Pharmaceuticals, Inc.
(a)
7,998 2,169,937
Amgen, Inc. 33,785 9,642,915
Avantor, Inc.
(a)
42,557 948,170
Baxter International, Inc. 33,693 1,097,044
Becton, Dickinson & Co. 18,161 4,496,664
Biogen, Inc.
(a)
9,088 1,308,036
BioMarin Pharmaceutical, Inc.
(a)
10,099 639,873

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 10.5% (continued)
Boston Scientific Corp.
(a)
93,252 9,545,275
Bristol-Myers Squibb Co. 126,605 7,463,365
Cardinal Health, Inc. 14,579 1,802,839
Cencora, Inc. 10,320 2,623,447
Centene Corp.
(a)
32,587 2,086,546
CVS Health Corp. 77,303 4,366,073
Danaher Corp. 40,816 9,091,356
DexCom, Inc.
(a)
23,016 1,998,479
Edwards Lifesciences Corp.
(a)
37,723 2,733,031
Elevance Health, Inc. 14,363 5,683,439
Eli Lilly & Co. 53,599 43,473,077
GE Healthcare Technologies, Inc. 26,388 2,330,060
Gilead Sciences, Inc. 77,889 7,570,811
HCA Healthcare, Inc. 11,899 3,925,599
Hologic, Inc.
(a)
16,700 1,204,738
Humana, Inc. 7,617 2,233,533
IDEXX Laboratories, Inc.
(a)
5,126 2,163,428
Illumina, Inc.
(a)
10,223 1,357,001
Incyte Corp.
(a)
11,394 844,979
Intuitive Surgical, Inc.
(a)
22,236 12,716,324
IQVIA Holdings, Inc.
(a)
11,431 2,301,746
Johnson & Johnson 151,768 23,091,501
Labcorp Holdings, Inc. 5,275 1,317,695
McKesson Corp. 8,252 4,907,877
Medtronic PLC 82,332 7,477,392
Merck & Co., Inc. 159,245 15,736,591
Mettler-Toledo International, Inc.
(a)
1,354 1,847,452
Moderna, Inc.
(a)
15,644 616,686
Molina Healthcare, Inc.
(a)
3,718 1,154,104
Pfizer, Inc. 356,794 9,462,177
Quest Diagnostics, Inc. 7,089 1,156,216
Regeneron Pharmaceuticals, Inc.
(a)
6,548 4,406,673
ResMed, Inc. 9,542 2,253,630
Revvity, Inc. 8,265 1,042,464
Royalty Pharma PLC, Class A 26,904 849,628
STERIS PLC 6,046 1,334,050
Stryker Corp. 19,983 7,819,148
The Cigna Group 17,439 5,130,728
The Cooper Companies, Inc.
(a)
12,537 1,210,447
Thermo Fisher Scientific, Inc. 24,079 14,393,222
UnitedHealth Group, Inc. 58,327 31,641,814
Veeva Systems, Inc., Class A
(a)
9,568 2,231,832
Vertex Pharmaceuticals, Inc.
(a)
16,173 7,466,751
Viatris, Inc. 71,472 806,204
Waters Corp.
(a)
3,996 1,660,258
West Pharmaceutical Services, Inc. 4,516 1,542,440
Zimmer Biomet Holdings, Inc. 12,950 1,417,766
Zoetis, Inc., Class A 28,761 4,915,255
342,766,945
Industrials – 8.3%
3M Co. 34,300 5,220,460
AMETEK, Inc. 15,111 2,788,886
Automatic Data Processing, Inc. 25,988 7,874,624
Axon Enterprise, Inc.
(a)
4,447 2,900,244
Booz Allen Hamilton Holding Corp., Class A 8,015 1,033,935
Broadridge Financial Solutions, Inc. 7,175 1,709,229
Builders FirstSource, Inc.
(a)
7,432 1,243,225

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.3% (continued)
Carlisle Cos., Inc. 3,001 1,168,769
Carrier Global Corp. 53,340 3,487,369
Caterpillar, Inc. 30,766 11,427,723
Cintas Corp. 22,071 4,426,780
Copart, Inc.
(a)
54,360 3,149,075
CSX Corp. 124,547 4,093,860
Cummins, Inc. 8,690 3,095,813
Deere & Co. 15,850 7,553,476
Delta Air Lines, Inc. 39,742 2,673,444
Dover Corp. 9,481 1,931,090
Eaton Corp. PLC 25,228 8,235,428
EMCOR Group, Inc. 2,612 1,170,333
Emerson Electric Co. 35,688 4,637,656
Equifax, Inc. 7,566 2,078,986
Expeditors International of Washington, Inc. 8,960 1,017,677
Fastenal Co. 34,563 2,531,394
FedEx Corp. 14,046 3,720,364
Ferguson Enterprises, Inc. 11,860 2,148,083
Fortive Corp. 21,456 1,745,017
GE Vernova, Inc. 17,205 6,415,400
General Dynamics Corp. 14,430 3,708,221
General Electric Co. 67,726 13,786,982
HEICO Corp. 2,876 687,191
HEICO Corp., Class A 4,217 802,622
Honeywell International, Inc. 41,270 9,232,924
Howmet Aerospace, Inc. 25,391 3,213,993
Hubbell, Inc., Class B 3,165 1,338,827
IDEX Corp. 4,586 1,028,686
Illinois Tool Works, Inc. 18,680 4,841,109
Ingersoll Rand, Inc. 25,121 2,356,350
Jacobs Solutions, Inc. 7,444 1,043,128
JB Hunt Transport Services, Inc. 4,784 819,116
Johnson Controls International PLC 40,812 3,183,336
L3Harris Technologies, Inc. 12,339 2,615,991
Leidos Holdings, Inc. 7,214 1,024,604
Lennox International, Inc. 1,763 1,044,436
Lockheed Martin Corp. 15,034 6,959,990
Nordson Corp. 3,193 703,162
Norfolk Southern Corp. 14,205 3,626,537
Northrop Grumman Corp. 9,341 4,551,589
Old Dominion Freight Line, Inc. 11,853 2,200,035
Otis Worldwide Corp. 25,553 2,438,267
PACCAR, Inc. 31,507 3,493,496
Parker-Hannifin Corp. 8,089 5,719,327
Paychex, Inc. 20,237 2,988,398
Quanta Services, Inc. 9,372 2,882,921
Republic Services, Inc., Class A 12,829 2,782,225
Rockwell Automation, Inc. 7,252 2,019,174
Rollins, Inc. 19,279 954,311
RTX Corp. 85,045 10,966,553
Southwest Airlines Co. 37,861 1,162,711
SS&C Technologies Holdings, Inc. 14,009 1,134,029
Stanley Black & Decker, Inc. 9,916 873,302
The Boeing Company
(a)
35,586 6,281,641
Trane Technologies PLC 14,166 5,138,717
TransDigm Group, Inc. 3,419 4,627,069
TransUnion 12,372 1,227,921

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 8.3% (continued)
Uber Technologies, Inc.
(a)
127,180 8,501,983
Union Pacific Corp. 38,687 9,586,252
United Airlines Holdings, Inc.
(a)
20,346 2,153,421
United Parcel Service, Inc., Class B 45,700 5,220,311
United Rentals, Inc. 4,277 3,242,223
Veralto Corp. 13,203 1,365,058
Verisk Analytics, Inc., Class A 8,913 2,561,953
Vertiv Holdings Co., Class A 21,535 2,520,026
Waste Management, Inc. 25,153 5,540,200
Watsco, Inc. 1,905 911,714
Westinghouse Air Brake Technologies Corp. 11,162 2,320,803
WW Grainger, Inc. 2,644 2,809,699
Xylem, Inc. 15,393 1,909,348
271,580,222
Information Technology – 30.6%
Accenture PLC, Class A 39,848 15,339,488
Adobe, Inc.
(a)
27,738 12,133,988
Advanced Micro Devices, Inc.
(a)
101,612 11,781,911
Akamai Technologies, Inc.
(a)
8,054 804,595
Amdocs Ltd. 7,143 629,941
Amphenol Corp., Class A 75,948 5,375,599
Analog Devices, Inc. 31,415 6,656,524
ANSYS, Inc.
(a)
5,566 1,950,883
Apple, Inc. 933,053 220,200,508
Applied Materials, Inc. 52,496 9,467,654
AppLovin Corp., Class A
(a)
14,033 5,186,456
Arista Networks, Inc.
(a)
60,590 6,981,786
Atlassian Corp., Class A
(a)
10,288 3,156,153
Autodesk, Inc.
(a)
13,390 4,168,843
Bentley Systems, Inc., Class B 12,718 592,023
Broadcom, Inc. 288,568 63,851,441
Cadence Design Systems, Inc.
(a)
17,318 5,154,183
CDW Corp. 7,883 1,569,821
Cisco Systems, Inc. 254,526 15,424,276
Cloudflare, Inc., Class A
(a)
18,761 2,596,522
Cognizant Technology Solutions Corp., Class A 31,561 2,607,254
Corning, Inc. 50,746 2,642,852
Crowdstrike Holdings, Inc., Class A
(a)
14,431 5,744,548
Datadog, Inc., Class A
(a)
18,946 2,703,784
Dell Technologies, Inc., Class C 18,871 1,955,036
Enphase Energy, Inc.
(a)
8,552 532,619
Entegris, Inc. 8,201 832,730
Fair Isaac Corp.
(a)
1,484 2,780,363
First Solar, Inc.
(a)
6,014 1,007,465
Fortinet, Inc.
(a)
38,538 3,887,713
Gartner, Inc.
(a)
4,822 2,617,526
GLOBALFOUNDRIES, Inc.
(a)(b)
7,069 293,151
GoDaddy, Inc., Class A
(a)
8,505 1,808,588
Hewlett Packard Enterprise Co. 80,360 1,702,828
HP, Inc. 63,207 2,054,227
HubSpot, Inc.
(a)
3,188 2,485,142
Intel Corp. 270,001 5,246,119
International Business Machines Corp. 57,510 14,705,307
Intuit, Inc. 17,236 10,367,626
Jabil, Inc. 6,749 1,096,105
Keysight Technologies, Inc.
(a)
10,848 1,934,741
KLA Corp. 8,459 6,244,772

Statement of Investments
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 30.6% (continued)
LAM Research Corp. 81,186 6,580,125
Marvell Technology, Inc. 54,937 6,200,190
Microchip Technology, Inc. 33,142 1,799,611
Micron Technology, Inc. 69,714 6,360,705
Microsoft Corp. 463,043 192,190,628
MicroStrategy, Inc., Class A
(a)(b)
11,482 3,844,059
MongoDB, Inc., Class A
(a)
4,017 1,097,926
Monolithic Power Systems, Inc. 2,948 1,878,967
Motorola Solutions, Inc. 10,343 4,853,453
NetApp, Inc. 12,891 1,573,991
NVIDIA Corp. 1,486,055 178,430,624
Okta, Inc., Class A
(a)
10,334 973,669
ON Semiconductor Corp.
(a)
27,884 1,459,449
Oracle Corp. 101,809 17,313,639
Palantir Technologies, Inc., Class A
(a)
124,396 10,261,426
Palo Alto Networks, Inc.
(a)
40,570 7,481,919
PTC, Inc.
(a)
6,822 1,319,921
Pure Storage, Inc., Class A
(a)
18,459 1,251,336
QUALCOMM, Inc. 70,314 12,159,400
Roper Technologies, Inc. 6,875 3,957,594
Salesforce, Inc. 58,778 20,084,443
Samsara, Inc., Class A
(a)
12,791 658,737
Seagate Technology Holdings PLC 11,857 1,142,541
ServiceNow, Inc.
(a)
12,841 13,077,018
Skyworks Solutions, Inc. 10,262 910,855
Snowflake, Inc., Class A
(a)
19,261 3,496,064
Super Micro Computer, Inc.
(a)(b)
28,562 814,588
Synopsys, Inc.
(a)
9,730 5,112,920
TE Connectivity PLC 19,224 2,844,575
Teledyne Technologies, Inc.
(a)
2,910 1,487,970
Teradyne, Inc. 10,540 1,220,427
Texas Instruments, Inc. 57,043 10,530,708
Trimble, Inc.
(a)
15,915 1,192,988
Tyler Technologies, Inc.
(a)
2,566 1,543,808
VeriSign, Inc.
(a)
4,535 975,025
Western Digital Corp.
(a)
21,588 1,406,026
Workday, Inc., Class A
(a)
13,278 3,479,633
Zebra Technologies Corp., Class A
(a)
3,227 1,264,790
Zoom Video Communications, Inc., Class A
(a)
16,654 1,447,899
Zscaler, Inc.
(a)
6,454 1,307,516
1,003,260,254
Materials – 2.0%
Air Products & Chemicals, Inc. 13,644 4,574,287
Amcor PLC 86,270 838,544
Avery Dennison Corp. 5,176 961,339
Ball Corp. 20,133 1,121,408
Celanese Corp., Class A 6,142 436,328
CF Industries Holdings, Inc. 11,367 1,048,151
Corteva, Inc. 43,807 2,859,283
CRH PLC 44,046 4,361,875
Dow, Inc. 44,620 1,742,411
DuPont de Nemours, Inc. 24,191 1,857,869
Ecolab, Inc. 15,509 3,880,197
Freeport-McMoRan, Inc. 90,477 3,243,600
International Flavors & Fragrances, Inc., Class W 16,548 1,441,165
Linde PLC 30,624 13,661,979
LyondellBasell Industries NV, Class A 15,492 1,172,744

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 2.0% (continued)
Martin Marietta Materials, Inc. 3,897 2,120,436
Newmont Corp. 73,526 3,141,031
Nucor Corp. 15,730 2,020,204
PPG Industries, Inc. 14,369 1,657,895
Reliance, Inc. 2,897 838,682
Smurfit WestRock PLC 30,780 1,634,110
Southern Copper Corp. 5,384 493,282
Steel Dynamics, Inc. 9,640 1,235,848
The Sherwin-Williams Company 14,803 5,301,843
Vulcan Materials Co. 8,336 2,285,314
Westlake Corp. 1,850 211,400
64,141,225
Real Estate – 1.9%
Alexandria Real Estate Equities, Inc.
(c)
11,381 1,107,940
American Tower Corp.
(c)
29,599 5,474,335
AvalonBay Communities, Inc.
(c)
8,827 1,955,269
BXP, Inc.
(c)
9,056 662,356
CBRE Group, Inc., Class A
(a)
19,690 2,849,931
CoStar Group, Inc.
(a)
24,253 1,857,780
Crown Castle, Inc.
(c)
27,057 2,415,649
Digital Realty Trust, Inc.
(c)
20,237 3,316,035
Equinix, Inc.
(c)
5,777 5,278,214
Equity Residential
(c)
23,967 1,692,789
Essex Property Trust, Inc.
(c)
4,096 1,165,599
Extra Space Storage, Inc.
(c)
13,216 2,035,264
Healthpeak Properties, Inc.
(c)
41,705 861,625
Invitation Homes, Inc.
(c)
35,643 1,110,280
Iron Mountain, Inc.
(c)
17,158 1,742,738
Mid-America Apartment Communities, Inc.
(c)
7,581 1,156,709
Millrose Properties, Inc., Class A
(a)(c)
8,229 91,013
Prologis, Inc.
(c)
58,677 6,997,232
Public Storage
(c)
9,870 2,945,998
Realty Income Corp.
(c)
54,788 2,993,616
SBA Communications Corp., Class A
(c)
6,948 1,372,647
Simon Property Group, Inc.
(c)
20,854 3,625,676
Sun Communities, Inc.
(c)
8,048 1,018,072
Ventas, Inc.
(c)
25,508 1,541,193
VICI Properties, Inc., Class A
(c)
64,088 1,907,900
Welltower, Inc.
(c)
36,686 5,006,905
Weyerhaeuser Co.
(c)
46,423 1,421,472
63,604,237
Utilities – 2.2%
Alliant Energy Corp. 15,726 925,947
Ameren Corp. 16,798 1,582,372
American Electric Power Co., Inc. 32,066 3,154,012
American Water Works Co., Inc. 12,658 1,577,693
Atmos Energy Corp.
(b)
8,810 1,255,513
CenterPoint Energy, Inc. 41,027 1,336,249
CMS Energy Corp. 18,899 1,247,334
Consolidated Edison, Inc. 21,352 2,001,537
Constellation Energy Corp. 19,797 5,938,704
Dominion Energy, Inc. 50,126 2,786,504
DTE Energy Co. 14,112 1,691,747
Duke Energy Corp. 47,263 5,292,983
Edison International 24,065 1,299,510
Entergy Corp. 28,156 2,282,889
Evergy, Inc. 16,729 1,073,500

Statement of Investments
(continued)
See Notes to Statements of Investments
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 2.2% (continued)
Eversource Energy 24,080 1,388,935
Exelon Corp. 62,863 2,514,520
FirstEnergy Corp. 35,273 1,403,865
NextEra Energy, Inc. 129,345 9,255,928
PG&E Corp. 139,917 2,189,701
PPL Corp. 48,184 1,618,982
Public Service Enterprise Group, Inc. 32,678 2,729,920
Sempra 38,116 3,160,960
The Southern Company 67,971 5,706,166
Vistra Corp. 20,770 3,489,983
WEC Energy Group, Inc. 21,113 2,095,676
Xcel Energy, Inc. 35,551 2,389,027
71,390,157
Total Common Stocks (cost $2,480,412,313) 3,266,278,867
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(d)(e)
(cost $3,866,813) 3,866,813 3,866,813
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(d)(e)
(cost $4,570,013) 4,570,013 4,570,013
Total Investments (cost $2,488,849,139) 100.1% 3,274,715,693
Liabilities, Less Cash and Receivables (0.1)% (2,298,384)
Net Assets 100.0% 3,272,417,309
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $11,488,115 and the value of the collateral was $11,846,956, consisting of cash collateral of $4,570,013 and U.S. Government & Agency securities valued at $7,276,943. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2025.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P 500 E-mini 17 3/21/2025 5,168,678 5,157,163 (11,515)
Gross Unrealized Depreciation (11,515)

STATEMENT OF INVESTMENTS
January 31, 2025 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.7%
Communication Services – 3.0%
EchoStar Corp., Class A
(a),(b)
17,959 496,746
Frontier Communications Parent, Inc.
(b)
28,849 1,031,640
Liberty Broadband Corp., Class A
(b)
2,357 179,203
Liberty Broadband Corp., Class C
(b)
17,572 1,347,069
Liberty Global Ltd., Class A
(b)
24,723 284,562
Liberty Global Ltd., Class C
(b)
24,579 288,312
Match Group, Inc. 36,525 1,303,942
News Corp., Class A 58,650 1,649,238
News Corp., Class B 15,527 491,430
Paramount Global, Class B
(a)
92,312 1,004,355
Reddit, Inc., Class A
(b)
11,477 2,290,235
Roku, Inc., Class A
(b)
19,512 1,614,813
Sirius XM Holdings, Inc.
(a)
33,629 807,432
Sunrise Communications AG, Class A, ADR
(b)
9,858 490,238
The Interpublic Group of Companies., Inc. 56,898 1,631,266
The New York Times Company, Class A 23,420 1,271,706
16,182,187
Consumer Discretionary – 14.5%
Abercrombie & Fitch Co., Class A
(b)
7,530 898,931
ADT, Inc. 55,141 423,483
Amer Sports, Inc.
(b)
9,210 294,444
Aramark 38,426 1,495,156
Autoliv, Inc. 10,638 1,028,269
AutoNation, Inc.
(b)
3,922 739,493
Bath & Body Works, Inc. 31,873 1,198,744
Birkenstock Holding PLC
(b)
4,027 238,157
BorgWarner, Inc. 34,705 1,107,089
Bright Horizons Family Solutions, Inc.
(b)
8,816 1,080,842
Burlington Stores, Inc.
(b)
9,837 2,793,019
Caesars Entertainment, Inc.
(b)
31,874 1,149,058
Capri Holdings Ltd.
(b)
18,393 455,779
CarMax, Inc.
(b)
23,799 2,038,146
Cava Group, Inc.
(b)
11,456 1,547,133
Chewy, Inc., Class A
(b)
22,769 887,536
Choice Hotels International, Inc.
(a)
4,323 636,908
Churchill Downs, Inc. 10,506 1,298,331
Crocs, Inc.
(b)
8,998 918,426
Dick's Sporting Goods, Inc. 8,670 2,081,234
Dillard's, Inc., Class A
(a)
1,207 565,009
Domino's Pizza, Inc. 5,391 2,421,206
Duolingo, Inc., Class A
(b)
5,760 2,096,582
Etsy, Inc.
(b)
17,167 942,640
Floor & Decor Holdings, Inc., Class A
(b)
16,212 1,622,821
GameStop Corp., Class A
(b)
59,566 1,602,325
Gentex Corp. 35,437 918,527
H&R Block, Inc. 21,505 1,189,442
Hasbro, Inc. 19,736 1,141,530
Hyatt Hotels Corp., Class A 6,704 1,060,774
Installed Building Products, Inc. 3,600 715,824
Lear Corp. 8,399 790,262
Levi Strauss & Co., Class A 14,693 279,608
Light & Wonder, Inc.
(b)
10,981 965,340
Lithia Motors, Inc., Class A 4,044 1,520,948
LKQ Corp. 37,886 1,416,558
Lucid Group, Inc., Class A
(a),(b)
135,461 373,872
Mattel, Inc.
(b)
51,721 964,079

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Consumer Discretionary – 14.5% (continued)
Meritage Homes Corp. 10,970 854,234
Mobileye Global, Inc., Class A
(a),(b)
14,791 244,421
Mohawk Industries, Inc.
(b)
8,071 987,083
Murphy USA, Inc. 2,870 1,443,352
Norwegian Cruise Line Holdings Ltd.
(b)
67,017 1,899,932
Penske Automotive Group, Inc. 2,849 471,880
Planet Fitness, Inc., Class A
(b)
13,017 1,407,919
Pool Corp. 5,838 2,009,732
Ralph Lauren Corp., Class A 6,079 1,517,926
Rivian Automotive, Inc., Class A
(a),(b)
110,052 1,382,253
Service Corp. International 21,265 1,661,222
SharkNinja, Inc.
(b)
7,672 857,806
Skechers USA, Inc., Class A
(b)
20,105 1,514,711
Tapestry, Inc.
(a)
35,959 2,622,849
Tempur Sealy International, Inc. 25,295 1,597,126
Texas Roadhouse, Inc., Class A 10,236 1,853,740
The Gap, Inc. 30,900 743,763
Toll Brothers, Inc. 15,458 2,099,351
TopBuild Corp.
(b)
4,672 1,601,001
Vail Resorts, Inc. 5,534 941,444
VF Corp.
(a)
57,122 1,483,458
Viking Holdings Ltd.
(b)
11,146 564,322
Wayfair, Inc., Class A
(a),(b)
14,647 708,475
Wingstop, Inc. 4,506 1,342,337
Wyndham Hotels & Resorts, Inc. 11,937 1,253,624
Wynn Resorts Ltd. 14,464 1,256,198
Yum China Holdings, Inc. 56,915 2,632,319
79,850,003
Consumer Staples – 4.8%
Albertsons Cos., Inc., Class A 64,275 1,288,714
BellRing Brands, Inc.
(b)
19,645 1,519,541
BJ's Wholesale Club Holdings, Inc.
(b)
20,233 2,004,079
Casey's General Stores, Inc. 5,683 2,396,919
Celsius Holdings, Inc.
(b)
24,014 599,870
Coca-Cola Consolidated, Inc. 799 1,092,728
Coty, Inc., Class A
(b)
52,579 385,404
ELF Beauty, Inc.
(a),(b)
8,390 838,245
Ingredion, Inc. 9,984 1,362,217
Lamb Weston Holdings, Inc. 21,524 1,290,148
Maplebear, Inc.
(b)
22,099 1,066,940
Molson Coors Beverage Co., Class B 25,604 1,401,819
Performance Food Group Co.
(b)
23,717 2,141,882
Pilgrim's Pride Corp.
(b)
6,071 282,544
Post Holdings, Inc.
(b)
7,366 781,974
Reynolds Consumer Products, Inc. 8,534 235,624
Sprouts Farmers Market, Inc.
(b)
15,124 2,394,734
The JM Smucker Company 15,934 1,703,185
US Foods Holding Corp.
(b)
34,957 2,479,500
Walgreens Boots Alliance, Inc. 110,120 1,132,034
26,398,101
Energy – 4.0%
Antero Midstream Corp. 51,521 826,397
Antero Resources Corp.
(b)
44,663 1,666,823
APA Corp. 53,701 1,177,663
Championx Corp. 29,468 843,964
Chord Energy Corp. 9,272 1,042,636
DT Midstream, Inc. 14,791 1,495,074

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Energy – 4.0% (continued)
Expand Energy Corp. 31,996 3,250,794
Hess Midstream LP, Class A 13,944 564,871
HF Sinclair Corp. 23,419 844,958
Kinetik Holdings, Inc., Class A 5,626 362,483
Matador Resources Co. 18,163 1,053,454
NOV, Inc. 60,812 878,733
Ovintiv, Inc. 40,651 1,716,285
Permian Resources Corp., Class A 87,277 1,278,608
Range Resources Corp. 36,803 1,363,183
Scorpio Tankers, Inc. 7,092 337,721
TechnipFMC PLC 65,991 1,983,030
Viper Energy, Inc., Class A 15,742 738,300
Weatherford International PLC 11,136 701,011
22,125,988
Financials – 15.0%
Affirm Holdings, Inc., Class A
(b)
35,525 2,169,512
AGNC Investment Corp.
(a)(c)
117,952 1,175,981
Ally Financial, Inc. 41,916 1,633,467
American Financial Group, Inc. 11,026 1,505,711
Annaly Capital Management, Inc.
(c)
82,622 1,686,315
Assurant, Inc. 7,940 1,708,609
Axis Capital Holdings Ltd. 11,651 1,060,474
BOK Financial Corp. 3,554 392,433
CNA Financial Corp. 3,285 161,162
Comerica, Inc. 20,396 1,373,059
Commerce Bancshares, Inc. 18,895 1,262,186
Corebridge Financial, Inc. 37,855 1,277,985
Cullen/Frost Bankers, Inc. 9,046 1,261,012
East West Bancorp, Inc. 21,133 2,176,065
Equitable Holdings, Inc. 48,633 2,646,608
Evercore, Inc., Class A 5,470 1,593,247
Fidelity National Financial, Inc. 40,100 2,332,617
First American Financial Corp. 15,157 958,226
First Horizon Corp. 81,522 1,784,517
Franklin Resources, Inc. 49,057 1,091,028
Globe Life, Inc. 13,895 1,696,441
Hamilton Lane, Inc., Class A 5,363 853,682
Houlihan Lokey, Inc., Class A 8,053 1,463,391
Invesco Ltd. 49,717 956,058
Jack Henry & Associates, Inc. 11,260 1,960,253
Jackson Financial, Inc., Class A 11,221 1,057,467
Jefferies Financial Group, Inc. 24,871 1,912,331
KeyCorp 144,833 2,604,097
Kinsale Capital Group, Inc. 3,394 1,499,944
MarketAxess Holdings, Inc. 5,681 1,253,399
Morningstar, Inc. 3,986 1,309,959
Old Republic International Corp. 36,553 1,337,109
Pinnacle Financial Partners, Inc. 11,572 1,443,838
Popular, Inc. 11,067 1,139,237
Primerica, Inc. 5,206 1,510,625
Prosperity Bancshares, Inc. 14,029 1,122,320
Reinsurance Group of America, Inc., Class A 10,186 2,320,982
RenaissanceRe Holdings Ltd. 7,883 1,833,428
RLI Corp. 12,979 952,010
Ryan Specialty Holdings, Inc., Class A 14,873 990,244
SEI Investments Co. 15,181 1,314,371
Shift4 Payments, Inc., Class A
(a),(b)
9,996 1,198,021

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Financials – 15.0% (continued)
SoFi Technologies, Inc.
(b)
154,091 2,431,556
SouthState Corp. 11,626 1,227,589
Starwood Property Trust, Inc.
(a)(c)
48,570 939,829
StepStone Group, Inc., Class A 9,304 596,200
Stifel Financial Corp. 15,343 1,777,487
The Carlyle Group, Inc. 33,430 1,877,429
Toast, Inc., Class A
(b)
60,986 2,495,547
Unum Group 28,466 2,170,532
UWM Holdings Corp. 12,673 76,418
Voya Financial, Inc. 15,210 1,079,758
Webster Financial Corp. 26,199 1,578,228
Western Alliance Bancorp 16,736 1,470,592
WEX, Inc.
(b)
5,922 1,088,997
Wintrust Financial Corp. 9,943 1,300,644
Zions Bancorp NA 22,304 1,290,509
82,380,736
Health Care – 10.9%
Bio-Rad Laboratories, Inc., Class A
(b)
3,024 1,091,301
Bio-Techne Corp. 24,098 1,772,408
Bruker Corp. 16,147 938,948
Charles River Laboratories International, Inc.
(b)
7,874 1,297,320
Chemed Corp. 2,244 1,261,128
Cytokinetics, Inc.
(b)
17,541 867,578
DaVita, Inc.
(b)
6,902 1,216,132
Doximity, Inc., Class A
(b)
18,444 1,090,040
Elanco Animal Health, Inc.
(b)
75,715 910,852
Encompass Health Corp. 15,285 1,517,342
Exact Sciences Corp.
(b)
27,832 1,559,984
Exelixis, Inc.
(b)
38,893 1,289,303
Glaukos Corp.
(b)
8,161 1,276,707
Globus Medical, Inc., Class A
(b)
17,365 1,610,083
Halozyme Therapeutics, Inc.
(b)
19,566 1,108,218
HealthEquity, Inc.
(b)
13,115 1,448,158
Henry Schein, Inc.
(b)
17,530 1,402,400
Insmed, Inc.
(b)
25,993 1,990,544
Insulet Corp.
(b)
10,726 2,985,904
Intra-Cellular Therapies, Inc.
(b)
15,013 1,907,852
Ionis Pharmaceuticals, Inc.
(b)
24,099 768,758
Jazz Pharmaceuticals PLC
(b)
9,373 1,165,720
Lantheus Holdings, Inc.
(b)
10,500 971,355
Masimo Corp.
(b)
6,941 1,209,330
Medpace Holdings, Inc.
(b)
3,623 1,264,970
Natera, Inc.
(b)
18,227 3,224,721
Neurocrine Biosciences, Inc.
(b)
15,373 2,333,929
Penumbra, Inc.
(b)
5,587 1,491,561
QIAGEN NV 33,096 1,477,405
Repligen Corp.
(b)
8,138 1,352,617
REVOLUTION Medicines, Inc.
(b)
23,903 1,026,634
Roivant Sciences Ltd.
(a),(b)
56,548 629,379
Sarepta Therapeutics, Inc.
(b)
13,748 1,563,423
Solventum Corp.
(b)
21,115 1,563,777
Summit Therapeutics, Inc.
(a),(b)
16,239 349,139
Teleflex, Inc. 7,134 1,285,832
Tempus AI, Inc., Class A
(a),(b)
11,427 655,796
Tenet Healthcare Corp.
(b)
13,341 1,879,614
The Ensign Group, Inc. 8,499 1,186,970
United Therapeutics Corp.
(b)
6,330 2,222,906

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Health Care – 10.9% (continued)
Universal Health Services, Inc., Class B 8,806 1,660,459
Vaxcyte, Inc.
(b)
17,838 1,575,452
Viking Therapeutics, Inc.
(a),(b)
16,545 541,849
59,943,798
Industrials – 19.1%
AAON, Inc. 9,494 1,104,912
Acuity Brands, Inc. 4,743 1,576,526
Advanced Drainage Systems, Inc. 10,356 1,252,144
AECOM 20,535 2,165,210
AGCO Corp. 9,389 980,493
Allegion PLC 13,320 1,767,964
Allison Transmission Holdings, Inc. 13,265 1,559,168
American Airlines Group, Inc.
(b)
100,479 1,700,105
AO Smith Corp. 18,227 1,226,677
API Group Corp.
(b)
31,020 1,183,413
Applied Industrial Technologies, Inc. 5,832 1,516,495
BWX Technologies, Inc. 13,945 1,574,809
CACI International, Inc., Class A
(b)
3,398 1,312,511
CH Robinson Worldwide, Inc. 17,806 1,771,519
Clean Harbors, Inc.
(b)
7,811 1,819,963
CNH Industrial NV 118,898 1,531,406
Comfort Systems USA, Inc. 5,393 2,355,393
Core & Main, Inc., Class A
(b)
15,968 901,234
Crane Co. 7,440 1,267,181
Curtiss-Wright Corp. 5,890 2,043,476
Dayforce, Inc.
(b)
23,192 1,640,602
Donaldson Co., Inc. 18,200 1,295,658
Esab Corp. 8,733 1,081,495
Flowserve Corp. 20,302 1,271,311
Fluor Corp.
(b)
25,937 1,250,423
Fortune Brands Innovations, Inc. 18,897 1,354,348
FTAI Aviation Ltd. 15,383 1,546,453
FTI Consulting, Inc.
(b)
5,252 1,025,978
Generac Holdings, Inc.
(b)
9,131 1,363,532
Genpact Ltd. 25,292 1,231,467
Graco, Inc. 25,792 2,170,913
GXO Logistics, Inc.
(b)
18,085 821,963
Huntington Ingalls Industries, Inc. 5,904 1,164,623
ITT, Inc. 12,484 1,885,334
KBR, Inc. 20,357 1,107,828
Kirby Corp.
(b)
8,785 958,883
Knight-Swift Transportation Holdings, Inc., Class A 24,402 1,393,110
Landstar System, Inc. 5,374 884,883
Leonardo DRS, Inc.
(b)
8,084 284,153
Lincoln Electric Holdings, Inc. 8,588 1,707,123
Masco Corp. 33,173 2,629,955
MasTec, Inc.
(b)
9,776 1,418,400
MSA Safety, Inc. 5,704 939,620
Mueller Industries, Inc. 17,237 1,357,414
nVent Electric PLC 25,513 1,660,641
Oshkosh Corp. 9,973 1,160,857
Owens Corning 13,330 2,460,051
Parsons Corp.
(b)
6,911 547,835
Paycom Software, Inc. 8,069 1,674,802
Paylocity Holding Corp.
(b)
6,694 1,375,751
Pentair PLC 25,160 2,608,589
RBC Bearings, Inc.
(b)
4,416 1,540,080

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Industrials – 19.1% (continued)
Regal Rexnord Corp. 10,137 1,609,046
Robert Half, Inc. 15,709 1,017,786
Saia, Inc.
(b)
4,072 1,955,008
Science Applications International Corp. 7,413 802,680
Simpson Manufacturing Co., Inc. 6,470 1,086,960
SiteOne Landscape Supply, Inc.
(b)
6,951 989,127
Snap-On, Inc. 7,973 2,831,611
SPX Technologies, Inc.
(b)
6,869 1,020,184
Tetra Tech, Inc. 40,479 1,489,627
Textron, Inc. 28,579 2,186,579
The AZEK Company., Inc., Class A
(b)
21,714 1,112,408
The Middleby Corp.
(b)
8,148 1,394,449
The Toro Company 15,746 1,311,169
Trex Co., Inc.
(b)
16,714 1,217,281
UFP Industries, Inc. 9,104 1,052,878
U-Haul Holding Co.
(a),(b)
1,439 104,860
U-Haul Holding Co., Class B 15,354 994,018
Ul Solutions, Inc., Class A 5,985 322,651
Watts Water Technologies, Inc., Class A 4,255 879,849
WESCO International, Inc. 6,912 1,278,720
Willscot Holdings Corp., Class A
(b)
28,207 1,045,351
Woodward, Inc. 9,117 1,688,924
XPO, Inc.
(b)
17,709 2,367,162
105,183,002
Information Technology – 12.2%
Altair Engineering, Inc., Class A
(b)
8,891 981,122
Amkor Technology, Inc. 17,387 427,894
Appfolio, Inc., Class A
(b)
3,386 792,019
Arrow Electronics, Inc.
(b)
8,250 961,537
Aspen Technology, Inc.
(b)
4,096 1,079,501
Astera Labs, Inc.
(b)
16,656 1,689,251
Aurora Innovation, Inc., Class A
(a),(b)
143,817 977,956
CCC Intelligent Solutions Holdings, Inc.
(b)
57,117 634,570
Ciena Corp.
(b)
22,016 1,918,474
Cirrus Logic, Inc.
(b)
8,163 819,892
Cognex Corp. 25,855 1,031,614
Coherent Corp.
(b)
19,384 1,754,058
Confluent, Inc., Class A
(b)
35,605 1,056,756
DocuSign, Inc., Class A
(b)
30,907 2,989,634
Dolby Laboratories, Inc., Class A 9,193 769,730
Dropbox, Inc., Class A
(b)
36,186 1,163,380
Dynatrace, Inc.
(b)
41,105 2,373,814
Elastic NV
(b)
13,098 1,474,573
EPAM Systems, Inc.
(b)
8,558 2,173,390
F5, Inc.
(b)
8,913 2,649,478
Fabrinet
(b)
5,543 1,198,452
Flex Ltd.
(b)
60,647 2,525,948
GEN Digital, Inc. 83,462 2,245,962
Gitlab, Inc., Class A
(b)
18,923 1,376,837
Globant SA
(b)
6,444 1,374,634
Guidewire Software, Inc.
(b)
11,880 2,509,888
HashiCorp, Inc., Class A
(b)
23,380 799,596
Informatica, Inc., Class A
(b)
9,798 251,613
Insight Enterprises, Inc.
(b)
4,342 750,080
Juniper Networks, Inc. 50,467 1,759,280
Klaviyo, Inc., Class A
(b)
11,224 516,416
Lattice Semiconductor Corp.
(b)
20,625 1,176,037

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Information Technology – 12.2% (continued)
Littelfuse, Inc. 3,738 890,990
MACOM Technology Solutions Holdings, Inc.
(b)
8,537 1,129,018
Manhattan Associates, Inc.
(b)
9,358 1,951,985
MKS Instruments, Inc. 9,659 1,094,172
Novanta, Inc.
(b)
5,466 818,042
Nutanix, Inc., Class A
(b)
38,081 2,618,640
Onto Innovation, Inc.
(b)
7,566 1,549,214
Procore Technologies, Inc.
(b)
12,894 1,025,847
Qorvo, Inc.
(b)
14,723 1,221,715
SentinelOne, Inc., Class A
(b)
42,542 1,018,881
SPS Commerce, Inc.
(b)
5,715 1,055,446
TD Synnex Corp. 11,529 1,642,998
Twilio, Inc., Class A
(b)
23,455 3,438,034
UiPath, Inc., Class A
(b)
65,621 933,131
Unity Software, Inc.
(a),(b)
45,940 1,019,868
Universal Display Corp. 6,768 1,014,659
Zeta Global Holdings Corp., Class A
(b)
27,078 496,881
67,122,907
Materials – 6.4%
Albemarle Corp.
(a)
17,997 1,515,167
Alcoa Corp. 39,341 1,389,524
Anglogold Ashanti PLC
(a)
64,336 1,943,591
AptarGroup, Inc. 10,143 1,593,973
ATI, Inc.
(b)
18,892 1,078,544
Axalta Coating Systems Ltd.
(b)
33,613 1,208,051
Berry Global Group, Inc. 17,479 1,187,174
Carpenter Technology Corp. 7,633 1,473,627
Cleveland-Cliffs, Inc.
(b)
68,869 705,219
Commercial Metals Co. 17,819 864,043
Crown Holdings, Inc. 18,336 1,611,001
Eagle Materials, Inc. 5,139 1,319,387
Eastman Chemical Co. 17,788 1,772,574
Element Solutions, Inc. 34,425 888,509
FMC Corp. 19,316 1,077,447
Graphic Packaging Holding Co. 45,364 1,244,335
International Paper Co.
(a)
52,916 2,943,717
Louisiana-Pacific Corp. 9,732 1,138,352
Magnera Corp.
(b)
4,942 92,218
Packaging Corp. of America 13,535 2,878,353
Royal Gold, Inc. 10,121 1,415,118
RPM International, Inc. 19,427 2,459,458
Summit Materials, Inc., Class A
(b)
18,326 958,633
The Mosaic Company 48,817 1,361,506
United States Steel Corp. 34,298 1,263,881
35,383,402
Real Estate – 7.3%
Agree Realty Corp.
(c)
15,226 1,104,951
American Homes 4 Rent, Class A
(c)
51,808 1,794,111
Americold Realty Trust, Inc.
(c)
42,768 934,481
Brixmor Property Group, Inc.
(c)
45,974 1,198,082
Camden Property Trust
(c)
16,150 1,836,417
CubeSmart
(c)
34,331 1,431,603
EastGroup Properties, Inc.
(c)
7,444 1,262,651
Equity LifeStyle Properties, Inc.
(c)
27,227 1,782,007
Federal Realty Investment Trust
(c)
11,714 1,272,492
First Industrial Realty Trust, Inc.
(c)
20,187 1,077,784
Gaming and Leisure Properties, Inc.
(c)
40,562 1,962,795

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate – 7.3% (continued)
Healthcare Realty Trust, Inc., Class A
(c)
56,172 940,881
Host Hotels & Resorts, Inc.
(c)
106,703 1,783,007
Jones Lang LaSalle, Inc.
(b)
7,315 2,068,682
Kimco Realty Corp.
(c)
101,196 2,271,850
Lamar Advertising Co., Class A
(c)
13,389 1,692,637
Lineage, Inc.
(c)
10,837 650,220
NNN REIT, Inc.
(c)
27,743 1,092,797
OMEGA Healthcare Investors, Inc.
(c)
39,444 1,461,795
Regency Centers Corp.
(c)
25,123 1,804,836
Rexford Industrial Realty, Inc.
(a)(c)
33,256 1,352,189
Ryman Hospitality Properties, Inc.
(c)
8,992 942,721
STAG Industrial, Inc.
(c)
28,467 973,002
UDR, Inc.
(c)
46,769 1,952,138
Vornado Realty Trust
(c)
24,336 1,052,775
W.P. Carey, Inc.
(c)
33,510 1,873,544
Zillow Group, Inc., Class A
(b)
7,249 574,121
Zillow Group, Inc., Class C
(b)
23,675 1,946,559
40,091,128
Utilities – 2.5%
Brookfield Renewable Corp. 27,324 729,277
Essential Utilities, Inc. 42,196 1,497,114
NiSource, Inc. 69,057 2,575,826
NRG Energy, Inc. 31,472 3,223,992
OGE Energy Corp. 30,621 1,293,125
Pinnacle West Capital Corp. 17,528 1,524,235
Talen Energy Corp.
(b)
7,919 1,755,880
The AES Corp. 110,101 1,211,111
13,810,560
Total Common Stocks (cost $452,251,011) 548,471,812
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(d)(e)
(cost $1,111,461) 1,111,461 1,111,461
Investment of Cash Collateral for Securities Loaned – 1.4%
Registered Investment Companies – 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(d)(e)
(cost $7,336,353) 7,336,353 7,336,353
Total Investments (cost $460,698,825) 101.3% 556,919,626
Liabilities, Less Cash and Receivables (1.3)% (6,931,666)
Net Assets 100.0% 549,987,960
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $19,132,204 and the value of the collateral was $19,862,790, consisting of cash collateral of $7,336,353 and U.S. Government & Agency securities valued at $12,526,437. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2025.

See Notes to Statements of Investments
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 4 3/21/2025 1,309,768 1,300,000 (9,768)
Gross Unrealized Depreciation (9,768)

STATEMENT OF INVESTMENTS
January 31, 2025 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 2.6%
Ast Spacemobile, Inc., Class A
(a)
8,925 180,642
Atlanta Braves Holdings, Inc., Class C
(a)
2,641 102,339
Cargurus, Inc., Class A
(a)
4,679 183,417
Cinemark Holdings, Inc.
(a)
6,558 187,756
Cogent Communications Holdings, Inc.
(b)
2,754 207,486
IAC, Inc.
(a)
4,307 182,315
Iridium Communications, Inc. 6,671 191,791
John Wiley & Sons, Inc., Class A 2,538 103,880
Lumen Technologies, Inc.
(a)
62,359 308,054
Madison Square Garden Sports Corp.
(a)
1,012 222,509
Nexstar Media Group, Inc., Class A 1,893 290,046
Playtika Holding Corp. 2,831 20,298
Rumble, Inc.
(a)(b)
5,043 62,432
TEGNA, Inc. 10,247 186,700
TripAdvisor, Inc.
(a)
6,723 118,056
Trump Media & Technology Group Corp.
(a)(b)
3,715 118,360
United States Cellular Corp.
(a)
908 57,022
Yelp, Inc., Class A
(a)
4,013 160,279
Ziff Davis, Inc.
(a)
2,757 148,575
ZoomInfo Technologies, Inc., Class A
(a)
18,315 188,461
3,220,418
Consumer Discretionary – 12.7%
Academy Sports & Outdoors, Inc. 4,342 227,130
Acushnet Holdings Corp. 1,680 109,738
Adient PLC
(a)
5,352 93,285
Adtalem Global Education, Inc.
(a)
2,313 247,792
Advance Auto Parts, Inc.
(b)
3,710 179,935
American Eagle Outfitters, Inc. 11,259 181,720
Arcos Dorados Holdings, Inc., Class A 7,730 59,907
Asbury Automotive Group, Inc.
(a)
1,241 368,180
Boot Barn Holdings, Inc.
(a)
1,874 301,433
Boyd Gaming Corp. 4,052 310,586
Brinker International, Inc.
(a)
2,747 499,872
Brunswick Corp. 4,096 276,234
Carter's, Inc. 2,239 120,727
Cavco Industries, Inc.
(a)
475 241,604
Century Communities, Inc. 1,718 131,221
Columbia Sportswear Co. 2,030 179,249
Dorman Products, Inc.
(a)
1,600 210,048
Dream Finders Homes, Inc., Class A
(a)(b)
1,568 36,174
Dutch Bros, Inc., Class A
(a)
6,843 427,824
Five Below, Inc.
(a)
3,380 316,976
Foot Locker, Inc.
(a)
5,151 103,278
Frontdoor, Inc.
(a)
4,766 285,388
Global Business Travel Group I
(a)(b)
7,705 67,958
Graham Holdings Co., Class B 191 177,405
Grand Canyon Education, Inc.
(a)
1,797 315,625
Green Brick Partners, Inc.
(a)
1,936 117,070
Group 1 Automotive, Inc. 817 372,952
Hanesbrands, Inc.
(a)
21,521 174,750
Harley-Davidson, Inc. 7,334 198,458
Hilton Grand Vacations, Inc.
(a)
4,354 179,385
International Game Technology PLC 6,436 109,541
KB Home 4,099 275,043
Kohl's Corp.
(b)
6,756 89,247
Kontoor Brands, Inc. 3,437 315,688

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 12.7% (continued)
Laureate Education, Inc., Class A
(a)
8,355 156,406
LCI Industries 1,539 161,272
LGI Homes, Inc.
(a)
1,300 116,064
Life Time Group Holdings, Inc.
(a)
5,109 148,110
M/I Homes, Inc.
(a)
1,686 212,099
Macy's, Inc. 15,431 240,415
Marriott Vacations Worldwide Corp. 2,055 178,312
Mister Car Wash, Inc.
(a)
6,129 49,155
Modine Manufacturing Co.
(a)
3,069 311,350
Newell Brands, Inc. 24,231 241,341
Nordstrom, Inc. 6,183 149,629
Ollie's Bargain Outlet Holdings, Inc.
(a)
3,809 424,742
Patrick Industries, Inc. 1,977 192,046
Penn Entertainment, Inc.
(a)
8,531 175,739
Polaris, Inc. 3,288 156,838
PVH Corp. 3,464 310,374
QuantumScape Corp., Class A
(a)(b)
22,436 115,994
Red Rock Resorts, Inc., Class A 3,157 154,851
RH
(a)(b)
935 391,868
Shake Shack, Inc., Class A
(a)
2,354 278,078
Signet Jewelers Ltd. 2,611 154,650
SIX Flags Entertainment Corp.
(b)
5,743 253,209
Skyline Champion Corp.
(a)
3,522 325,186
Steven Madden Ltd. 4,405 180,825
Strategic Education, Inc. 1,393 136,834
Stride, Inc.
(a)
2,557 344,939
Sweetgreen, Inc., Class A
(a)
6,173 203,215
Taylor Morrison Home Corp., Class A
(a)
6,259 403,455
The Goodyear Tire & Rubber Company
(a)
17,409 154,418
The Wendy's Company 10,575 156,827
Thor Industries, Inc.
(b)
3,143 323,226
Topgolf Callaway Brands Corp.
(a)
8,547 67,179
Travel + Leisure Co. 4,112 223,528
TRI Pointe Group, Inc.
(a)
5,633 207,632
Under Armour, Inc., Class A
(a)
11,740 98,029
Under Armour, Inc., Class C
(a)
8,130 61,219
United Parks & Resorts, Inc.
(a)
1,848 97,131
Urban Outfitters, Inc.
(a)
3,962 219,574
Valvoline, Inc.
(a)
7,976 295,989
Visteon Corp.
(a)
1,699 142,818
Whirlpool Corp. 3,332 349,893
YETI Holdings, Inc.
(a)
5,257 195,876
16,061,758
Consumer Staples – 2.7%
Cal-Maine Foods, Inc. 2,532 273,203
Central Garden & Pet Co.
(a)
564 20,580
Central Garden & Pet Co., Class A
(a)
3,321 103,582
Darling Ingredients, Inc.
(a)
9,779 366,321
Energizer Holdings, Inc. 4,036 137,184
Flowers Foods, Inc. 11,660 227,953
Freshpet, Inc.
(a)
2,833 453,138
Inter Parfums, Inc. 1,120 157,942
J&J Snack Foods Corp. 946 129,820
Lancaster Colony Corp. 1,210 204,175
National Beverage Corp. 1,456 61,225
PriceSmart, Inc. 1,567 142,550
Primo Brands Corp., Class A 9,765 316,093

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 2.7% (continued)
Seaboard Corp. 17 41,452
Spectrum Brands Holdings, Inc. 1,689 142,822
The Boston Beer Company., Inc., Class A
(a)
553 138,621
The Simply Good Foods Company
(a)
5,631 213,978
Tootsie Roll Industries, Inc. 1,025 31,836
Utz Brands, Inc. 4,235 56,580
WD-40 Co. 842 197,828
3,416,883
Energy – 4.8%
Archrock, Inc. 10,277 288,681
Atlas Energy Solutions, Inc., Class A
(b)
4,197 96,363
Cactus, Inc., Class A
(b)
4,107 245,229
California Resources Corp. 3,732 183,614
Civitas Resources, Inc. 5,245 266,236
CNX Resources Corp.
(a)
9,101 249,185
Comstock Resources, Inc.
(a)(b)
5,776 107,203
Core Natural Resources, Inc.
(b)
3,185 287,733
Crescent Energy Co., Class A 8,909 134,170
CVR Energy, Inc. 2,110 39,984
Expro Group Holdings NV
(a)
6,569 82,966
Golar LNG Ltd. 6,062 247,026
Gulfport Energy Corp.
(a)
1,127 201,181
Helmerich & Payne, Inc. 5,956 188,150
International Seaways, Inc. 2,352 91,610
Kodiak Gas Services, Inc. 1,186 55,481
Kosmos Energy Ltd.
(a)
29,063 92,420
Liberty Energy, Inc., Class A 10,008 183,246
Magnolia Oil & Gas Corp., Class A 11,290 267,573
Murphy Oil Corp. 8,886 236,634
New Fortress Energy, Inc., Class A 8,066 120,990
Noble Corp. PLC
(b)
8,515 272,906
Northern Oil & Gas, Inc. 5,648 203,046
Oceaneering International, Inc.
(a)
6,249 155,288
Patterson-UTI Energy, Inc. 22,240 179,477
PBF Energy, Inc., Class A 5,685 166,343
Peabody Energy Corp. 7,450 135,218
Seadrill Ltd.
(a)
3,992 144,351
Sitio Royalties Corp., Class A 4,816 96,994
SM Energy Co. 7,035 267,049
Talos Energy, Inc.
(a)
7,651 75,898
Tidewater, Inc.
(a)(b)
2,970 163,677
Transocean Ltd.
(a)(b)
44,374 173,946
Uranium Energy Corp.
(a)(b)
25,093 177,157
Valaris Ltd.
(a)(b)
3,918 187,829
6,064,854
Financials – 18.5%
Affiliated Managers Group, Inc. 1,823 342,615
Ameris Bancorp 4,066 266,933
Arbor Realty Trust, Inc.
(b)(c)
10,710 143,407
Artisan Partners Asset Management, Inc., Class A 3,869 172,906
Associated Banc-Corp. 9,333 234,632
Assured Guaranty Ltd. 3,110 294,206
Atlantic Union Bankshares Corp. 5,513 208,226
Axos Financial, Inc.
(a)
3,197 223,566
Banc of California, Inc. 8,214 131,588
BancFirst Corp. 1,234 146,945
Bank of Hawaii Corp. 2,436 181,506

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 18.5% (continued)
Bank OZK 6,623 336,382
BankUnited, Inc. 4,573 187,996
BGC Group, Inc., Class A 22,116 210,987
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
10,367 186,606
Brighthouse Financial, Inc.
(a)
3,704 228,574
Cadence Bank 11,217 394,838
Cathay General Bancorp 4,300 204,207
CNO Financial Group, Inc. 6,447 257,493
Cohen & Steers, Inc. 1,705 151,114
Columbia Banking System, Inc. 12,948 361,249
Community Financial System, Inc. 3,199 209,630
Credit Acceptance Corp.
(a)
380 192,953
CVB Financial Corp. 8,239 171,701
DigitalBridge Group, Inc. 9,673 106,113
Dlocal Ltd.
(a)(b)
4,668 61,618
Eastern Bankshares, Inc. 12,299 225,810
Enact Holdings, Inc. 1,780 60,128
Enstar Group Ltd.
(a)
723 236,414
Essent Group Ltd. 6,464 376,528
Euronet Worldwide, Inc.
(a)
2,636 259,646
EVERTEC, Inc. 3,960 128,581
F&G Annuities & Life, Inc. 1,241 56,974
Federated Hermes, Inc., Class B 4,955 197,060
First BanCorp. 10,022 208,057
First Financial Bancorp 5,851 163,945
First Financial Bankshares, Inc. 7,414 276,246
First Hawaiian, Inc. 7,941 219,330
First Interstate BancSystem, Inc., Class A 5,613 184,948
FirstCash Holdings, Inc. 2,278 248,644
Flywire Corp.
(a)
6,909 133,551
FNB Corp. 22,230 348,789
Freedom Holding Corp.
(a)
1,070 150,699
Fulton Financial Corp. 11,208 227,971
Genworth Financial, Inc., Class A
(a)
26,466 191,349
Glacier Bancorp, Inc. 7,025 348,932
Goosehead Insurance, Inc., Class A 1,399 149,931
HA Sustainable Infrastructure Capital, Inc.
(b)
7,049 197,443
Hancock Whitney Corp. 5,324 318,056
Home BancShares, Inc. 11,570 349,298
Independent Bank Corp. 2,611 175,355
International Bancshares Corp. 3,331 219,480
Janus Henderson Group PLC 7,932 356,385
Kemper Corp. 3,759 252,530
Lazard, Inc., Class A 5,427 295,066
Lincoln National Corp. 10,481 368,512
Marqeta, Inc., Class A
(a)
26,291 101,220
Mercury General Corp. 1,669 83,183
MGIC Investment Corp. 15,969 407,848
Moelis & Co., Class A 4,366 341,814
Mr. Cooper Group, Inc.
(a)
3,894 404,236
Nelnet, Inc., Class A 1,097 120,856
New York Community Bancorp, Inc.
(b)
18,911 223,717
NMI Holdings, Inc., Class A
(a)
4,844 187,075
Old National Bancorp 19,447 463,811
OneMain Holdings, Inc., Class A 7,425 412,385
Oscar Health, Inc., Class A
(a)
10,684 177,354
Pacific Premier Bancorp, Inc. 5,936 153,742

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 18.5% (continued)
Park National Corp. 900 152,739
Paymentus Holdings, Inc., Class A
(a)
1,207 38,576
Payoneer Global, Inc.
(a)
18,313 194,118
PennyMac Financial Services, Inc. 1,733 181,428
Piper Sandler Cos. 1,073 340,291
PJT Partners, Inc., Class A 1,364 225,019
Radian Group, Inc. 9,272 315,433
Remitly Global, Inc.
(a)
9,176 215,636
Rithm Capital Corp.
(c)
32,228 370,944
Selective Insurance Group, Inc. 3,733 314,057
ServisFirst Bancshares, Inc. 3,119 282,800
Simmons First National Corp., Class A 7,701 174,967
SLM Corp. 12,195 340,362
Stonex Group, Inc.
(a)
1,699 186,074
Synovus Financial Corp. 8,898 502,025
Texas Capital Bancshares, Inc.
(a)
2,848 224,850
TFS Financial Corp. 3,408 46,758
The Baldwin Insurance Group, Inc., Class A
(a)
4,081 167,117
The Bancorp, Inc.
(a)
2,783 169,930
The Hanover Insurance Group, Inc. 2,220 339,860
The Western Union Company 20,963 216,338
UMB Financial Corp. 2,776 327,290
United Bankshares, Inc. 8,066 310,541
United Community Banks, Inc. 7,377 244,695
Upstart Holdings, Inc.
(a)(b)
4,822 312,200
Valley National Bancorp 26,629 273,746
Victory Capital Holdings, Inc., Class A 2,197 145,397
Virtu Financial, Inc., Class A 5,076 203,345
WaFd, Inc. 4,951 146,946
Walker & Dunlop, Inc. 1,999 192,044
White Mountains Insurance Group Ltd. 156 301,464
WSFS Financial Corp. 3,620 202,720
23,270,600
Health Care – 11.3%
Acadia Healthcare Co., Inc.
(a)
5,697 256,992
ACADIA Pharmaceuticals, Inc.
(a)
10,066 187,832
ADMA Biologics, Inc.
(a)
14,176 228,942
Agios Pharmaceuticals, Inc.
(a)
3,492 120,090
Alkermes PLC
(a)
9,648 304,201
Amedisys, Inc.
(a)
2,022 187,035
Amicus Therapeutics, Inc.
(a)
16,636 159,373
Amneal Pharmaceuticals, Inc.
(a)
6,499 53,682
Apellis Pharmaceuticals, Inc.
(a)
5,582 161,934
Apogee Therapeutics, Inc.
(a)
1,440 59,558
Arcellx, Inc.
(a)
2,233 152,134
Arrowhead Pharmaceuticals, Inc.
(a)
7,426 147,629
Astrana Health, Inc.
(a)
2,235 82,404
Avidity Biosciences, Inc.
(a)
5,733 188,788
Axsome Therapeutics, Inc.
(a)
2,299 244,752
Azenta, Inc.
(a)
2,674 144,530
Bausch + Lomb Corp.
(a)
2,522 43,757
Beam Therapeutics, Inc.
(a)
4,665 120,917
Biohaven Ltd.
(a)
5,242 200,507
Blueprint Medicines Corp.
(a)
3,912 440,217
Bridgebio Pharma, Inc.
(a)
7,485 256,062
Brightspring Health Services, Inc.
(a)(b)
3,133 73,939
Celldex Therapeutics, Inc.
(a)
3,800 93,062

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 11.3% (continued)
CG Oncology, Inc.
(a)
2,815 84,647
Concentra Group Holdings Parent, Inc. 5,342 124,522
CONMED Corp. 1,912 137,243
Corcept Therapeutics, Inc.
(a)
5,732 383,585
CorVel Corp.
(a)
1,707 197,756
Crinetics Pharmaceuticals, Inc.
(a)
4,241 170,912
Denali Therapeutics, Inc.
(a)
7,291 169,880
DENTSPLY SIRONA, Inc. 12,638 249,727
Dyne Therapeutics, Inc.
(a)
4,183 59,482
Edgewise Therapeutics, Inc.
(a)
3,902 109,334
Enovis Corp.
(a)
3,182 149,490
Envista Holdings Corp.
(a)
10,707 219,708
Evolent Health, Inc., Class A
(a)
6,914 72,251
Geron Corp.
(a)
31,777 91,200
GoodRx Holdings, Inc., Class A
(a)(b)
4,986 23,783
Guardant Health, Inc.
(a)
7,326 344,176
Haemonetics Corp.
(a)
3,160 218,198
Hims & Hers Health, Inc.
(a)(b)
8,662 322,919
ICU Medical, Inc.
(a)
1,274 209,395
Ideaya Biosciences, Inc.
(a)
4,773 116,223
ImmunityBio, Inc.
(a)(b)
9,662 33,334
Immunovant, Inc.
(a)(b)
3,466 75,351
Inari Medical, Inc.
(a)
3,044 242,515
Inspire Medical Systems, Inc.
(a)
1,831 354,299
Integer Holdings Corp.
(a)(b)
2,052 291,835
Iovance Biotherapeutics, Inc.
(a)
12,786 74,798
iRhythm Technologies, Inc.
(a)
1,944 211,604
Krystal Biotech, Inc.
(a)
1,455 232,422
Kymera Therapeutics, Inc.
(a)
2,864 113,386
LifeStance Health Group, Inc.
(a)
5,743 45,772
LivaNova PLC
(a)
3,384 169,031
Madrigal Pharmaceuticals, Inc.
(a)
959 321,073
Maravai LifeSciences Holdings, Inc., Class A
(a)
7,435 36,655
Merit Medical Systems, Inc.
(a)
3,533 384,673
Neogen Corp.
(a)
13,496 154,664
Nuvalent, Inc., Class A
(a)
2,213 189,898
Option Care Health, Inc.
(a)
10,620 328,370
Organon & Co. 16,023 249,318
PACS Group, Inc.
(a)
2,609 37,909
Perrigo Co. PLC 8,442 210,290
Prestige Consumer Healthcare, Inc.
(a)
3,056 234,609
Privia Health Group, Inc.
(a)
5,944 135,820
PROCEPT BioRobotics Corp.
(a)
2,850 206,625
Protagonist Therapeutics, Inc.
(a)
3,422 129,352
PTC Therapeutics, Inc.
(a)
4,665 214,030
QuidelOrtho Corp.
(a)(b)
3,126 135,856
RadNet, Inc.
(a)
4,077 266,921
Rhythm Pharmaceuticals, Inc.
(a)
3,120 185,422
Select Medical Holdings Corp. 6,621 130,235
Sotera Health Co.
(a)
9,510 130,382
SpringWorks Therapeutics, Inc.
(a)
4,308 161,550
Surgery Partners, Inc.
(a)
4,625 117,891
Tandem Diabetes Care, Inc.
(a)
4,073 150,945
TG Therapeutics, Inc.
(a)(b)
9,059 287,170
TransMedics Group, Inc.
(a)(b)
2,011 135,843
Twist Bioscience Corp.
(a)
3,516 184,133
Ultragenyx Pharmaceutical, Inc.
(a)
5,563 239,376

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 11.3% (continued)
Waystar Holding Corp.
(a)
2,879 115,707
14,281,832
Industrials – 18.4%
AAR Corp.
(a)
2,162 146,497
ABM Industries, Inc. 3,842 205,009
ACV Auctions, Inc., Class A
(a)
8,654 183,119
AeroVironment, Inc.
(a)
1,737 312,921
Air Lease Corp., Class A 6,417 296,465
Alamo Group, Inc. 588 109,109
Alaska Air Group, Inc.
(a)
7,829 573,474
Albany International Corp., Class A 1,936 156,332
Alight, Inc., Class A 25,793 176,682
ArcBest Corp. 1,461 139,686
Arcosa, Inc. 3,001 304,001
Armstrong World Industries, Inc. 2,689 406,066
Atkore, Inc. 2,183 177,784
Atmus Filtration Technologies, Inc. 5,151 215,415
Avis Budget Group, Inc.
(a)(b)
1,085 97,325
Beacon Roofing Supply, Inc.
(a)
3,824 452,532
Bloom Energy Corp., Class A
(a)(b)
13,304 313,708
Boise Cascade Co. 2,448 308,840
Brady Corp., Class A 2,645 197,026
Casella Waste Systems, Inc., Class A
(a)
3,809 409,620
CBIZ, Inc.
(a)
2,828 242,671
Chart Industries, Inc.
(a)
2,650 560,714
Clarivate PLC
(a)(b)
24,043 130,313
Concentrix Corp.
(b)
2,632 137,601
Construction Partners, Inc., Class A
(a)
2,617 210,407
Copa Holdings SA, Class A 1,901 177,211
CSW Industrials, Inc. 1,021 336,736
Driven Brands Holdings, Inc.
(a)
3,746 61,846
Dun & Bradstreet Holdings, Inc. 18,048 221,990
Dycom Industries, Inc.
(a)
1,753 331,598
EnerSys 2,474 240,151
Enovix Corp.
(a)(b)
9,482 114,353
Enpro, Inc. 1,249 231,939
ESCO Technologies, Inc. 1,607 213,313
Everus Construction Group, Inc.
(a)
2,973 204,572
ExlService Holdings, Inc.
(a)
9,620 483,501
Exponent, Inc. 3,123 286,285
Federal Signal C orp. 3,663 360,110
First Advantage Corp.
(a)
3,226 60,907
Fluence Energy, Inc., Class A
(a)(b)
3,768 49,022
Franklin Electric Co., Inc. 2,457 245,675
Gates Industrial Corp. PLC
(a)
14,560 301,246
GATX Corp. 2,136 353,444
GMS, Inc.
(a)
2,414 203,597
Granite Construction, Inc. 2,719 239,653
Griffon Corp. 2,238 169,573
Hayward Holdings, Inc.
(a)
5,372 80,902
Herc Holdings, Inc. 1,640 334,494
Hexcel Corp. 5,051 329,325
Hillenbrand, Inc. 4,325 147,007
Hub Group, Inc., Class A 3,742 166,931
ICF International, Inc. 1,156 134,917
IES Holdings, Inc.
(a)
1,202 265,979
Insperity, Inc. 2,197 164,797

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 18.4% (continued)
JetBlue Airways Corp.
(a)
21,390 140,746
Joby Aviation, Inc.
(a)(b)
25,965 214,471
John Bean Technologies Corp. 1,969 261,877
Kadant, Inc. 721 268,861
Korn Ferry 3,165 223,860
Kratos Defense & Security Solutions, Inc.
(a)
9,206 307,204
Loar Holdings, Inc.
(a)
1,057 84,010
Lyft, Inc., Class A
(a)
22,844 309,308
ManpowerGroup, Inc. 2,882 173,554
Matson, Inc. 2,047 290,367
MAXIMUS, Inc. 3,704 278,874
McGrath RentCorp 1,534 188,176
Moog, Inc., Class A 1,747 317,360
MSC Industrial Direct Co., Inc., Class A 2,694 216,625
Mueller Water Products, Inc., Class A 9,565 219,995
MYR Group, Inc.
(a)
999 141,428
NEXTracker, Inc., Class A
(a)
8,077 407,242
Nuscale Power Corp.
(a)(b)
5,036 120,058
Paycor HCM, Inc.
(a)
4,478 99,098
Powell Industries, Inc. 571 136,914
Primoris Services Corp. 3,284 252,113
Resideo Technologies, Inc.
(a)
8,897 200,360
Rocket Lab USA, Inc.
(a)
17,577 510,612
Rush Enterprises, Inc., Class A 3,806 231,215
RXO, Inc.
(a)
9,687 248,472
Ryder System, Inc. 2,641 421,002
Schneider National, Inc., Class B 2,308 68,663
Sensata Technologies Holding PLC 9,363 254,299
SkyWest, Inc.
(a)
2,432 294,077
Spirit AeroSystems Holdings, Inc., Class A
(a)
7,212 245,280
Sterling Infrastructure, Inc.
(a)
1,845 262,765
Sunrun, Inc.
(a)(b)
13,483 122,021
Symbotic, Inc., Class A
(a)(b)
2,306 67,681
Tecnoglass, Inc. 1,341 101,916
Terex Corp. 4,063 195,390
The Brink's Company 2,694 251,431
The Timken Company 3,933 315,702
TriNet Group, Inc. 1,923 179,589
Trinity Industries, Inc. 5,052 191,117
UniFirst Corp. 901 193,102
Valmont Industries, Inc. 1,228 407,401
Verra Mobility Corp., Class A
(a)
9,230 243,580
Werner Enterprises, Inc. 3,820 137,902
Worthington Enterprises, Inc. 1,953 81,831
Zurn Elkay Water Solutions Corp. 8,899 350,977
23,202,917
Information Technology – 14.0%
ACI Worldwide, Inc.
(a)
6,418 343,684
Advanced Energy Industries, Inc. 2,327 267,791
Agilysys, Inc.
(a)
1,380 124,504
Alarm.com Holdings, Inc.
(a)
2,935 178,066
Alkami Technology, Inc.
(a)
3,260 113,415
Allegro MicroSystems, Inc.
(a)
7,607 183,253
Ambarella, Inc.
(a)
2,429 186,353
Appian Corp., Class A
(a)
2,379 83,479
Asana, Inc., Class A
(a)
5,108 109,005
ASGN, Inc.
(a)
2,710 239,049

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.0% (continued)
Avnet, Inc. 5,431 280,565
Axcelis Technologies, Inc.
(a)
2,021 137,428
Badger Meter, Inc. 1,819 389,102
Belden, Inc. 2,518 293,271
BILL Holdings, Inc.
(a)
6,282 607,909
Blackbaud, Inc.
(a)
2,523 194,649
BlackLine, Inc.
(a)
3,210 204,958
Box, Inc., Class A
(a)
8,638 288,423
Braze, Inc., Class A
(a)
4,244 195,139
C3.ai, Inc., Class A
(a)(b)
6,952 217,945
Calix, Inc.
(a)
3,554 141,023
Cleanspark, Inc.
(a)(b)
15,282 159,544
Clear Secure, Inc., Class A 5,129 121,403
Clearwater Analytics Holdings, Inc., Class A
(a)
9,892 278,559
CommVault Systems, Inc.
(a)
2,694 429,046
Core Scientific, Inc.
(a)(b)
13,084 160,541
Crane NXT Co. 3,058 195,620
Credo Technology Group Holding Ltd.
(a)
8,005 560,510
DigitalOcean Holdings, Inc.
(a)
3,597 149,204
Diodes, Inc.
(a)
2,804 165,380
DoubleVerify Holdings, Inc.
(a)
7,257 149,567
DXC Technology Co.
(a)
11,131 241,765
ePlus, Inc.
(a)
1,631 130,317
Five9, Inc.
(a)
4,631 189,825
FormFactor, Inc.
(a)
4,790 191,840
Freshworks, Inc., Class A
(a)
10,347 192,454
Impinj, Inc.
(a)
1,150 145,924
Intapp, Inc.
(a)
3,261 232,477
InterDigital, Inc. 1,549 283,436
IPG Photonics Corp.
(a)
1,727 126,641
Itron, Inc.
(a)
2,784 298,890
Jamf Holding Corp.
(a)
3,344 50,528
JFrog Ltd.
(a)
5,818 202,234
Kulicke & Soffa Industries, Inc. 3,291 145,956
Kyndryl Holdings, Inc.
(a)
14,327 543,853
Lumentum Holdings, Inc.
(a)
4,249 361,420
Marathon Digital Holdings, Inc.
(a)(b)
18,172 333,274
Mirion Technologies, Inc., Class A
(a)
12,684 200,915
N-able, Inc.
(a)
3,997 38,731
nCino, Inc.
(a)
5,444 185,150
Onestream, Inc., Class A
(a)
1,597 47,559
Pegasystems, Inc. 2,519 272,783
Plexus Corp.
(a)
1,667 236,231
Power Integrations, Inc. 3,488 217,372
Progress Software Corp. 2,637 151,179
Q2 Holdings, Inc.
(a)
3,642 346,609
Qualys, Inc.
(a)
2,284 318,412
QXO, Inc. 25,462 338,390
Rambus, Inc.
(a)
6,659 410,328
Rapid7, Inc.
(a)
3,814 146,915
RingCentral, Inc., Class A
(a)
4,585 159,650
Riot Platforms, Inc.
(a)(b)
18,783 223,142
Rogers Corp.
(a)
1,151 107,101
Rubrik, Inc., Class A
(a)
2,325 170,353
Sanmina Corp.
(a)
3,326 278,486
Semtech Corp.
(a)
4,653 311,565
Silicon Laboratories, Inc.
(a)
1,988 269,553

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.0% (continued)
SiTime Corp.
(a)
1,125 229,725
Synaptics, Inc.
(a)
2,460 208,854
Tenable Holdings, Inc.
(a)
7,291 314,169
Teradata Corp.
(a)
5,958 190,120
Varonis Systems, Inc., Class B
(a)
6,876 311,895
Veeco Instruments, Inc.
(a)
3,429 87,028
Vertex, Inc., Class A
(a)
3,315 191,441
Vishay Intertechnology, Inc. 7,125 120,626
Vontier Corp. 9,538 367,690
Workiva, Inc., Class A
(a)
3,140 308,411
17,579,602
Materials – 4.8%
Alpha Metallurgical Resources, Inc.
(a)
675 123,640
Arcadium Lithium PLC
(a)
63,946 367,050
Ashland, Inc. 3,025 192,057
Avient Corp. 5,337 228,957
Balchem Corp. 2,002 320,240
Cabot Corp. 3,370 291,404
Coeur Mining, Inc.
(a)
24,429 161,231
Constellium SE
(a)
8,156 80,989
Greif, Inc., Class A 1,572 96,238
Hawkins, Inc. 1,179 126,047
HB Fuller Co. 3,379 213,316
Hecla Mining Co. 36,836 209,229
Huntsman Corp. 10,216 171,935
Innospec, Inc. 1,541 174,672
Knife River Corp.
(a)
3,307 342,539
Materion Corp. 1,282 129,482
Minerals Technologies, Inc. 1,961 150,389
MP Materials Corp.
(a)(b)
7,631 167,577
NewMarket Corp. 479 238,552
Olin Corp. 7,305 213,963
Pactiv Evergreen, Inc. 2,460 43,640
Quaker Chemical Corp. 853 120,427
Sealed Air Corp. 8,983 312,878
Sensient Technologies Corp. 2,607 196,855
Silgan Holdings, Inc. 4,970 273,449
Sonoco Products Co. 6,092 290,223
Sylvamo Corp. 2,133 170,853
The Chemours Company 9,236 175,392
The Scotts Miracle-GRO Company 2,604 184,780
Tronox Holdings PLC, Class A 7,247 74,427
U.S. Lime & Minerals, Inc. 643 71,103
Warrior Met Coal, Inc. 3,211 169,444
6,082,978
Real Estate – 5.9%
American Healthcare REIT, Inc.
(c)
9,304 263,210
Apple Hospitality REIT, Inc.
(c)
14,075 217,318
Broadstone NET Lease, Inc., Class A
(c)
11,637 183,166
CareTrust REIT, Inc.
(c)
9,600 254,400
Compass, Inc., Class A
(a)
26,444 191,719
COPT Defense Properties
(c)
6,962 204,961
Cousins Properties, Inc.
(c)
9,430 287,898
Cushman & Wakefield PLC
(a)
10,265 141,554
Douglas Emmett, Inc.
(c)
9,919 182,113
EPR Properties
(c)
4,685 215,979
Essential Properties Realty Trust, Inc.
(c)
10,818 347,258

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 5.9% (continued)
Four Corners Property Trust, Inc.
(c)
5,652 155,034
Highwoods Properties, Inc.
(c)
6,515 194,082
Howard Hughes Holdings, Inc.
(a)
3,101 236,823
Independence Realty Trust, Inc.
(b)(c)
14,214 273,051
Innovative Industrial Properties, Inc., Class A
(c)
1,734 124,293
Kilroy Realty Corp.
(c)
7,272 283,753
Kite Realty Group Trust
(c)
13,561 313,937
LXP Industrial Trust, Class B
(c)
18,164 151,125
Medical Properties Trust, Inc.
(b)(c)
37,150 174,234
National Health Investors, Inc.
(c)
2,591 176,473
National Storage Affiliates Trust
(c)
4,337 161,120
Outfront Media, Inc.
(c)
8,244 151,690
Park Hotels & Resorts, Inc.
(c)
12,856 173,427
Phillips Edison & Co., Inc.
(c)
7,588 275,672
PotlatchDeltic Corp.
(c)
4,818 215,509
Rayonier, Inc.
(c)
7,976 208,493
Sabra Health Care REIT, Inc.
(c)
14,375 240,206
SL Green Realty Corp.
(c)
4,043 272,458
Tanger, Inc.
(c)
6,692 219,631
Terreno Realty Corp.
(c)
5,903 386,174
The Macerich Company
(c)
13,369 277,808
The St. Joe Company 3,399 163,492
Urban Edge Properties
(c)
7,483 152,204
7,470,265
Utilities – 4.1%
ALLETE, Inc. 3,599 236,166
American States Water Co. 2,293 170,829
Avista Corp. 4,834 177,021
Black Hills Corp. 4,331 254,360
California Water Service Group 3,636 164,674
Chesapeake Utilities Corp. 1,356 165,771
Clearway Energy, Inc., Class A 2,058 50,483
Clearway Energy, Inc., Class C 5,188 134,525
IDACORP, Inc., Class Rights 3,257 358,075
MDU Resources Group, Inc. 11,833 210,864
MGE Energy, Inc. 2,246 201,803
National Fuel Gas Co. 5,483 383,975
New Jersey Resources Corp. 6,145 294,653
NextEra Energy Partners LP 5,818 61,322
Northwestern Energy Group, Inc. 3,806 205,181
ONE Gas, Inc. 3,475 245,474
Ormat Technologies, Inc. 3,355 215,223
Otter Tail Corp. 2,337 180,042
PNM Resources, Inc. 5,549 268,294
Portland General Electric Co. 6,380 262,473
Southwest Gas Holdings, Inc. 3,499 261,305
Spire, Inc. 3,472 246,373
UGI Corp. 13,325 409,477
5,158,363
Total Common Stocks (cost $107,442,857) 125,810,470
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(d)(e)
(cost $182,396) 182,396 182,396

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(d)(e)
(cost $2,463,448) 2,463,448 2,463,448
Total Investments (cost $110,088,701) 101.9% 128,456,314
Liabilities, Less Cash and Receivables (1.9)% (2,418,157)
Net Assets 100.0% 126,038,157
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $8,155,682 and the value of the collateral was $8,449,262, consisting of cash collateral of $2,463,448 and U.S. Government & Agency securities valued at $5,985,814. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of January 31, 2025.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
Russell 2000 E-Mini 2 3/21/2025 235,561 229,540 (6,021)
Gross Unrealized Depreciation (6,021)

STATEMENT OF INVESTMENTS
January 31, 2025 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.1%
Australia – 6.6%
AGL Energy Ltd. 21,789 156,567
Ampol Ltd. 7,786 141,324
ANZ Group Holdings Ltd. 111,207 2,123,963
APA Group 47,684 202,846
Aristocrat Leisure Ltd. 21,566 1,016,550
ASX Ltd. 7,558 299,263
Atlas Arteria Ltd. 42,165 133,343
Aurizon Holdings Ltd. 64,510 131,981
BHP Group Ltd. 173,559 4,324,875
BHP Group Ltd. 12,756 316,760
BlueScope Steel Ltd. 16,651 221,119
Brambles Ltd. 52,268 645,521
Car Group Ltd. 12,450 315,053
Charter Hall Group 17,560 172,182
Cochlear Ltd. 2,503 499,020
Coles Group Ltd. 49,041 596,490
Commonwealth Bank of Australia 62,110 6,220,259
Computershare Ltd. 19,898 436,383
CSL Ltd. 18,132 3,171,610
Dexus 37,867 171,477
Ebos Group Ltd. 5,875 132,857
Endeavour Group Ltd. 47,347 124,923
Evolution Mining Ltd. 77,365 275,061
Fortescue Ltd. 57,495 686,048
Goodman Group 70,157 1,595,064
Insurance Australia Group Ltd. 86,924 498,812
Lynas Rare Earths Ltd.
(a)
35,430 139,889
Macquarie Group Ltd. 13,300 1,997,642
Medibank Pvt Ltd. 105,231 262,551
Mineral Resources Ltd. 5,249 114,526
Mirvac Group 141,986 174,913
National Australia Bank Ltd. 114,504 2,866,867
Nextdc Ltd.
(a)
24,488 226,824
Northern Star Resources Ltd. 40,959 441,982
Orica Ltd. 19,900 218,710
Origin Energy Ltd. 62,158 405,157
Pilbara Minerals Ltd.
(a)
88,180 126,505
Pro Medicus Ltd. 1,720 298,681
Qantas Airways Ltd.
(a)
58,137 341,596
QBE Insurance Group Ltd. 57,578 752,043
Ramsay Health Care Ltd. 5,170 108,804
REA Group Ltd. 1,881 293,001
Reece Ltd. 10,207 152,162
Rio Tinto Ltd.
(b)
13,977 1,023,509
Santos Ltd. 116,952 514,288
Scentre Group 188,458 433,761
Seek Ltd. 13,256 189,843
SGH Ltd. 7,426 222,519
Sonic Healthcare Ltd. 16,184 288,205
South32 Ltd. 168,671 353,500
Stockland 84,908 273,810
Suncorp Group Ltd. 48,068 623,933
Telstra Group Ltd. 438,177 1,079,584
The GPT Group 71,430 206,287
The Lottery Corp. Ltd. 87,120 274,422
TPG Telecom Ltd. 15,586 42,776

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Australia – 6.6% (continued)
Transurban Group 118,425 988,346
Treasury Wine Estates Ltd. 31,725 213,715
Vicinity Ltd. 153,218 211,209
Washington H Soul Pattinson & Co. Ltd. 9,235 197,233
Wesfarmers Ltd. 41,991 2,006,294
Westpac Banking Corp. 128,399 2,701,392
Whitehaven Coal Ltd. 31,583 120,563
Wisetech Global Ltd. 6,252 482,819
Woodside Energy Group Ltd. 71,113 1,096,052
Woolworths Group Ltd. 44,339 842,414
Worley Ltd. 16,367 147,621
48,065,299
Austria – 0.3%
ANDRITZ AG 2,684 152,901
Bawag Group AG
(c)
2,863 260,570
CA Immobilien Anlagen AG 403 9,996
Erste Group Bank AG 11,956 738,775
EVN AG 1,048 25,384
Immofinanz AG
(a)
114 1,996
OMV AG 5,714 236,888
Raiffeisen Bank International AG 5,682 129,712
Verbund AG 1,164 89,664
Vienna Insurance Group AG Wiener Versicherung Gruppe 1,308 43,988
Voestalpine AG 4,921 103,541
Wienerberger AG, Class Bearer 3,443 101,148
1,894,563
Belgium – 0.7%
Ackermans & Van Haaren NV 888 173,178
Ageas SA/NV 5,924 306,808
Anheuser-Busch InBev SA/NV 35,434 1,756,689
Azelis Group NV 4,859 100,317
Colruyt Group N.V 1,414 52,183
D'ieteren Group 631 106,528
Elia Group SA 1,136 77,056
Financiere de Tubize SA 630 100,072
Groupe Bruxelles Lambert NV 2,794 195,183
KBC Group NV 9,479 732,542
Lotus Bakeries NV 13 139,196
Sofina SA 576 144,666
Solvay SA, Class A 3,053 93,753
Syensqo SA 2,756 219,174
UCB SA 4,486 877,660
Warehouses de Pauw CVA 5,788 125,152
5,200,157
Canada – 11.1%
Agnico Eagle Mines Ltd. 18,736 1,747,529
Air Canada
(a)
13,660 184,963
Alimentation Couche-Tard, Inc. 26,837 1,422,227
AltaGas Ltd., Class Common Subscription Receipt 11,229 260,052
ARC Resources Ltd. 22,800 391,847
Bank of Montreal 27,392 2,721,326
Barrick Gold Corp. 64,887 1,064,537
BCE, Inc. 32,331 772,640
Brookfield Asset Management Ltd., Class A 13,820 830,011
Brookfield Corp., Class A 51,018 3,130,302
CAE, Inc.
(a)
11,262 266,493
Cameco Corp. 16,191 803,485

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Canada – 11.1% (continued)
Canadian Apartment Properties REIT 7,771 217,368
Canadian Imperial Bank of Commerce 34,602 2,187,339
Canadian National Railway Co. 20,697 2,169,666
Canadian Natural Resources Ltd. 77,229 2,354,331
Canadian Pacific Kansas City Ltd. 34,681 2,765,859
Canadian Tire Corp. Ltd., Class A 2,015 227,650
Canadian Utilities Ltd., Class A 4,921 115,359
CCL Industries, Inc., Class B 5,539 276,099
Cenovus Energy, Inc. 47,654 691,653
CGI, Inc., Class A 7,597 898,736
Choice Properties Real Estate Investment Trust 8,994 80,236
Constellation Software, Inc. 744 2,441,738
Dollarama, Inc. 10,353 983,151
Emera, Inc. 11,239 428,529
Empire Co. Ltd., Class Common Subscription Receipt 5,047 148,944
Enbridge, Inc. 81,827 3,551,063
Fairfax Financial Holdings Ltd. 838 1,131,950
First Quantum Minerals Ltd.
(a)
24,071 302,331
Firstservice Corp. 1,492 272,295
Fortis, Inc. 18,238 779,515
Franco-Nevada Corp. 7,198 981,950
George Weston Ltd. 2,073 321,560
GFL Environmental, Inc. 6,427 278,248
Gildan Activewear, Inc. 5,606 290,122
Great-West Lifeco, Inc. 10,447 338,964
Hydro One Ltd.
(c)
11,542 360,386
IA Financial Corp., Inc. 3,552 329,165
IGM Financial, Inc. 3,101 99,844
Imperial Oil Ltd. 6,100 407,172
Intact Financial Corp. 6,626 1,181,082
Ivanhoe Mines Ltd., Class A
(a)
25,556 275,456
Keyera Corp. 8,987 255,912
Kinross Gold Corp. 46,089 520,958
Loblaw Cos. Ltd. 5,217 655,543
Lundin Mining Corp., Class Common Subscription Receipt 24,805 196,624
Magna International, Inc. 9,486 377,410
Manulife Financial Corp. 66,541 1,996,804
Metro, Inc., Class A 8,273 518,744
National Bank of Canada 12,723 1,133,188
Nutrien Ltd. 18,119 938,447
Onex Corp. 2,418 186,110
Open Text Corp. 9,888 291,946
Pan American Silver Corp. 14,263 331,991
Pembina Pipeline Corp., Class Common Subscription Receipt 22,104 800,674
Power Corp. of Canada 19,168 583,014
Quebecor, Inc., Class B 5,286 117,746
Restaurant Brands International, Inc. 10,949 675,576
Rogers Communications, Inc., Class B 13,470 371,291
Royal Bank of Canada 52,858 6,466,688
Saputo, Inc. 9,462 157,782
Shopify, Inc., Class A
(a)
43,584 5,104,286
Stantec, Inc. 4,319 335,410
Sun Life Financial, Inc. 21,419 1,239,514
Suncor Energy, Inc. 47,412 1,785,173
TC Energy Corp. 38,953 1,761,458
Teck Resources Ltd., Class B 16,926 693,870
TELUS Corp. 52,812 768,705

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Canada – 11.1% (continued)
TFI International, Inc. 2,925 386,849
The Bank of Nova Scotia 45,699 2,346,403
The Toronto-Dominion Bank 65,134 3,728,818
Thomson Reuters Corp. 5,041 850,104
Tourmaline Oil Corp., Class Common Subscription Receipt 13,091 598,484
Waste Connections, Inc. 9,556 1,762,078
West Fraser Timber Co. Ltd. 1,999 173,930
Wheaton Precious Metals Corp. 16,803 1,052,095
WSP Global, Inc. 4,562 776,887
80,423,685
Chile – 0.0%
Antofagasta PLC 13,259 284,192
China – 0.1%
BYD Electronic International Co. Ltd.
(b)
30,000 162,868
China Mengniu Dairy Co. Ltd. 115,000 228,477
CSPC Pharmaceutical Group Ltd. 284,000 162,565
Fosun International Ltd. 87,500 47,727
Qingdao Port International Co. Ltd., Class H
(c)
30,000 23,256
Yangzijiang Shipbuilding Holdings Ltd. 96,800 217,841
842,734
Denmark – 2.2%
AP Moller - Maersk A/S, Class A 86 124,839
AP Moller - Maersk A/S, Class B 101 149,779
Carlsberg A/S, Class B 3,370 354,268
Coloplast A/S, Class B 4,912 567,964
Danske Bank A/S 25,142 753,398
DSV A/S 7,194 1,439,161
Genmab A/S
(a)
2,507 497,509
Novo Nordisk A/S, Class B 117,062 9,903,841
Novozymes A/S, Class B 13,450 774,225
Orsted A/S
(a)(c)
6,422 248,803
Pandora A/S 3,022 581,186
Tryg A/S 12,538 254,840
Vestas Wind Systems A/S
(a)
35,805 493,515
16,143,328
Faroe Islands – 0.0%
Bakkafrost P/F 1,909 109,176
Finland – 0.9%
Elisa OYJ 5,411 233,664
Fortum OYJ 17,040 247,996
Huhtamaki OYJ 3,620 134,271
Kesko OYJ, Class B 9,798 188,433
Kone OYJ, Class B 12,508 650,138
Metso OYJ 24,842 247,916
Neste OYJ 12,982 165,117
Nokia OYJ 193,416 912,943
Nordea Bank Abp 118,612 1,415,527
Orion OYJ, Class B 4,004 217,859
Sampo OYJ, Class A 17,617 728,525
Stora ENSO OYJ, Class R 19,410 215,801
UPM-Kymmene OYJ 20,454 603,871
Wartsila OYJ Abp 18,088 343,257
6,305,318

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
France – 8.6%
Aeroports de Paris SA 895 102,344
Air Liquide SA 21,157 3,708,166
Airbus SE 21,816 3,790,103
AXA SA 63,828 2,431,827
BNP Paribas SA 37,436 2,557,611
Bollore SE 27,273 161,889
Bouygues SA 7,561 240,754
Capgemini SE 5,957 1,089,593
Cie de Saint-Gobain SA 17,323 1,631,184
CIE Generale des Etablissements Michelin SCA 24,168 844,165
Credit Agricole SA 36,138 546,419
Danone SA 23,596 1,655,240
Dassault Systemes SE 25,756 1,012,087
Engie SA 64,608 1,068,908
EssilorLuxottica SA 10,848 2,996,324
Hermes International SCA 1,197 3,389,602
Kering SA 2,488 655,526
Legrand SA 9,435 969,835
L'Oréal SA 8,353 3,113,000
LVMH Moet Hennessy Louis Vuitton SE 9,644 7,052,918
Orange SA 67,598 729,070
Pernod Ricard SA 6,822 781,521
Safran SA 13,358 3,331,342
Sanofi SA 41,782 4,534,582
Sartorius Stedim Biotech 944 219,231
Schneider Electric SE 20,159 5,141,651
Societe Generale SA 27,737 901,067
Thales SA 3,339 541,835
TotalEnergies SE 83,261 4,880,802
Vinci SA 18,279 1,985,712
62,064,308
Germany – 7.4%
adidas AG 6,265 1,660,116
Allianz SE 14,691 4,801,549
BASF SE 33,858 1,640,544
Bayer AG 34,709 780,813
Bayerische Motoren Werke AG 10,770 880,006
Beiersdorf AG 3,469 465,022
BioNTech SE, ADR
(a)
3,357 413,191
Continental AG 4,357 311,528
Daimler Truck Holding AG 19,428 861,380
Deutsche Bank AG 69,144 1,361,388
Deutsche Boerse AG 6,831 1,692,926
Deutsche Post AG 35,498 1,284,563
Deutsche Telekom AG 120,855 4,064,306
E.ON SE 83,995 997,165
Fresenius Medical Care AG 7,592 379,146
Fresenius SE & Co. KGaA
(a)
15,690 603,004
Hannover Rueck SE 2,186 577,889
Hapag-Lloyd AG
(c)
249 36,032
Heidelberg Materials AG 4,871 690,938
Henkel AG & Co. KGaA 3,346 259,137
Infineon Technologies AG 49,512 1,649,885
Knorr-Bremse AG 2,689 213,845
Mercedes-Benz Group AG 27,425 1,679,797
Merck KGaA 4,897 745,279
MTU Aero Engines AG 2,020 694,437

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Germany – 7.4% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 4,998 2,714,232
Rheinmetall AG 1,601 1,257,233
RWE AG 27,248 846,375
SAP SE 38,083 10,629,747
Siemens AG 27,694 5,972,369
Siemens Energy AG
(a)
20,780 1,249,457
Siemens Healthineers AG
(c)
9,694 553,857
Symrise AG, Class A 5,104 523,797
Talanx AG 2,233 190,581
Volkswagen AG 856 90,232
Vonovia SE 26,159 804,662
53,576,428
Hong Kong – 1.8%
AIA Group Ltd. 406,800 2,832,396
Alibaba Health Information Technology Ltd.
(a)
204,000 94,517
Budweiser Brewing Co. APAC Ltd.
(c)
55,500 50,574
Cathay Pacific Airways Ltd. 23,000 30,995
China Gas Holdings Ltd. 111,200 91,910
Chow Tai Fook Jewellery Group Ltd. 42,800 38,507
CK Asset Holdings Ltd. 71,000 295,697
CK Hutchison Holdings Ltd. 99,000 498,075
CK Infrastructure Holdings Ltd. 23,000 156,451
CLP Holdings Ltd. 70,000 581,716
ESR Group Ltd.
(c)
99,000 152,218
Futu Holdings Ltd., ADR 2,629 254,093
Galaxy Entertainment Group Ltd. 66,000 281,649
Geely Automobile Holdings Ltd. 212,000 389,086
Hang Lung Properties Ltd. 58,000 45,780
Hang Seng Bank Ltd.
(b)
25,000 312,676
Henderson Land Development Co. Ltd. 51,000 141,383
HK Electric Investments & HK Electric Investments Ltd. 106,000 71,151
HKT Trust & HKT Ltd. 137,000 168,445
Hong Kong & China Gas Co. Ltd. 315,507 241,745
Hong Kong Exchanges & Clearing Ltd. 45,600 1,767,442
HongKong Land Holdings Ltd. 40,738 176,396
Jardine Matheson Holdings Ltd. 6,939 279,989
Link REIT 98,003 403,755
MTR Corp. Ltd. 61,500 192,197
Power Assets Holdings Ltd. 51,000 329,566
Prudential PLC 98,783 832,438
Sino Biopharmaceutical Ltd. 363,000 131,380
Sino Land Co. Ltd. 160,000 153,396
Sun Hung Kai Properties Ltd. 52,000 465,835
Swire Pacific Ltd., Class A 15,500 134,080
Swire Pacific Ltd., Class B 30,000 42,122
Swire Properties Ltd. 45,800 90,288
Techtronic Industries Co. Ltd. 50,500 677,948
The Wharf Holdings Ltd. 34,000 82,910
WH Group Ltd.
(c)
282,500 220,080
Wharf Real Estate Investment Co. Ltd. 61,000 151,412
Xinyi Glass Holdings Ltd.
(b)
55,000 50,753
12,911,051
Ireland – 0.9%
AerCap Holdings NV 7,332 700,939
AIB Group PLC 65,692 388,914
Bank of Ireland Group PLC 37,263 372,959
DCC PLC 3,439 239,294

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Ireland – 0.9% (continued)
Experian PLC 34,586 1,721,995
ICON PLC
(a)
3,123 621,727
James Hardie Industries PLC, CDI
(a)
15,948 543,434
Kerry Group PLC, Class A 5,650 582,356
Kingspan Group PLC 5,880 411,377
Ryanair Holdings PLC, ADR 17,108 798,773
6,381,768
Israel – 1.1%
Airport City Ltd.
(a)
2,255 38,178
Amot Investments Ltd. 7,557 44,325
Azrieli Group Ltd. 1,302 108,212
Bank Hapoalim BM 51,224 659,096
Bank Leumi Le-Israel BM 56,213 705,514
Bezeq The Israeli Telecommunication Corp. Ltd. 75,318 119,948
Big Shopping Centers Ltd.
(a)(b)
701 109,833
Camtek Ltd. 767 67,911
Cellebrite DI Ltd.
(a)
2,425 58,297
Check Point Software Technologies Ltd.
(a)
3,162 689,379
CyberArk Software Ltd.
(a)
1,658 615,085
Delek Group Ltd. 360 52,496
Elbit Systems Ltd. 892 269,560
Energix-Renewable Energies Ltd. 10,419 34,055
Enlight Renewable Energy Ltd.
(a)
4,013 65,032
Fattal Holdings (1998) Ltd.
(a)
241 33,754
Global-e Online Ltd.
(a)
3,818 228,660
Harel Insurance Investments & Financial Services Ltd. 4,017 63,849
ICL Group Ltd. 26,686 159,063
Israel Corp. Ltd. 201 59,127
Israel Discount Bank Ltd., Class A 47,025 344,775
Melisron Ltd. 1,122 106,439
Mivne Real Estate Kd Ltd. 22,611 67,956
Mizrahi Tefahot Bank Ltd. 5,587 266,569
Monday.com Ltd.
(a)
1,275 325,712
Nice Ltd.
(a)
2,236 374,617
Nova Ltd.
(a)
1,119 269,706
OPC Energy Ltd.
(a)
5,470 47,039
Phoenix Financial Ltd. 6,554 110,887
Plus500 Ltd. 2,429 85,413
Shapir Engineering And Industry Ltd.
(a)(b)
5,101 37,913
Shufersal Ltd. 8,909 92,493
Strauss Group Ltd. 2,007 40,662
Teva Pharmaceutical Industries Ltd.
(a)
42,180 755,427
The First International Bank of Israel Ltd. 2,083 110,868
Tower Semiconductor Ltd.
(a)
4,284 201,403
Wix.com Ltd.
(a)
2,061 492,352
ZIM Integrated Shipping Services Ltd. 3,811 67,836
7,979,441
Italy – 2.4%
A2A SpA 65,468 155,512
Amplifon SpA 4,874 131,179
Banca Mediolanum SpA 8,975 121,477
Banco BPM SpA 51,307 454,427
Davide Campari-Milano NV
(b)
18,194 105,690
ENEL SpA 287,024 2,049,553
ENI SpA 82,184 1,170,457
Ferrari NV 4,928 2,134,211
FinecoBank Banca Fineco SpA 22,995 439,605

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Italy – 2.4% (continued)
Generali 38,676 1,231,505
Infrastrutture Wireless Italiane SpA
(c)
12,803 133,493
Intesa Sanpaolo SpA 567,878 2,475,297
Leonardo SpA 14,406 453,169
Mediobanca Banca di Credito Finanziario SpA 20,931 344,444
Moncler SpA 7,891 502,688
Nexi SpA
(a)(c)
19,877 101,663
Pirelli & C SpA
(c)
11,943 72,307
Poste Italiane SpA
(c)
15,857 242,153
Prada SpA 19,100 153,578
Prysmian SpA 9,993 699,546
Recordati Industria Chimica e Farmaceutica SpA 3,845 234,829
Snam SpA 78,022 362,229
Telecom Italia SpA
(a)
319,814 88,269
Telecom Italia SpA-RSP
(a)
290,176 92,970
Terna Rete Elettrica Nazionale SpA 53,078 439,434
UniCredit SpA 58,757 2,713,224
17,102,909
Japan – 22.0%
ABC-Mart, Inc. 3,900 81,728
Acom Co. Ltd. 15,900 39,429
Advantest Corp. 27,400 1,532,171
AEON Co. Ltd. 28,900 702,670
AEON Mall Co. Ltd. 4,300 54,441
AGC, Inc. 6,400 185,697
Air Water, Inc. 6,500 81,350
Aisin Corp. 20,000 227,640
Ajinomoto Co., Inc. 18,900 762,225
Alfresa Holdings Corp. 6,200 85,182
Amada Co. Ltd. 10,500 108,899
ANA Holdings, Inc. 15,600 293,614
Asahi Group Holdings Ltd. 56,600 615,527
Asahi Intecc Co. Ltd. 6,400 108,203
Asahi Kasei Corp. 53,200 362,626
Asics Corp. 23,400 526,783
Astellas Pharma, Inc. 65,000 635,728
Azbil Corp. 18,600 141,077
Bandai Namco Holdings, Inc. 21,600 538,570
Baycurrent, Inc. 5,000 214,562
Bridgestone Corp. 21,100 761,562
Brother Industries Ltd. 9,300 164,800
Calbee, Inc. 2,700 51,655
Canon, Inc. 33,700 1,092,067
Capcom Co. Ltd. 12,300 282,539
Central Japan Railway Co. 33,900 632,464
Chubu Electric Power Co., Inc. 24,900 260,256
Chugai Pharmaceutical Co. Ltd. 24,100 1,048,043
Coca-Cola Bottlers Japan Holdings, Inc. 4,900 76,530
Concordia Financial Group Ltd. 40,100 234,644
Cosmos Pharmaceutical Corp. 1,700 79,714
CyberAgent, Inc. 18,000 135,305
Dai Nippon Printing Co. Ltd. 16,600 246,347
Daifuku Co. Ltd. 12,200 253,454
Dai-ichi Life Holdings, Inc. 34,700 954,838
Daiichi Sankyo Co. Ltd. 71,300 1,969,326
Daikin Industries Ltd. 10,500 1,245,625
Daito Trust Construction Co. Ltd. 2,200 236,338

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 22.0% (continued)
Daiwa House Industry Co. Ltd. 23,300 736,993
Daiwa House REIT Investment Corp. 81 127,790
Daiwa Securities Group, Inc. 53,500 390,756
Denso Corp. 65,100 907,028
Dentsu Group, Inc. 6,200 144,340
Disco Corp. 3,100 895,667
East Japan Railway Co. 41,700 747,153
Ebara Corp. 17,400 289,850
Eisai Co. Ltd. 9,800 292,449
Electric Power Development Co. Ltd. 5,600 88,674
ENEOS Holdings, Inc. 105,200 534,730
FANUC Corp. 34,200 1,028,982
Fast Retailing Co. Ltd. 6,300 2,076,132
Fuji Electric Co. Ltd. 5,300 254,475
Fujifilm Holdings Corp. 33,600 747,511
Fujikura Ltd. 9,300 377,766
Fujitsu Ltd. 66,500 1,296,074
Fukuoka Financial Group, Inc. 6,100 166,908
GLP J-REIT 184 151,145
GMO Payment Gateway, Inc. 1,800 95,841
Hakuhodo DY Holdings, Inc. 9,000 67,129
Hamamatsu Photonics KK 8,700 107,956
Hankyu Hanshin Holdings, Inc. 7,900 201,722
Haseko Corp. 9,400 123,927
Hikari Tsushin, Inc. 700 161,020
Hirose Electric Co. Ltd. 1,100 132,341
Hitachi Construction Machinery Co. Ltd. 4,600 110,804
Hitachi Ltd. 164,400 4,189,360
Honda Motor Co. Ltd. 174,000 1,661,343
Hoshizaki Corp. 4,000 148,892
Hoya Corp. 13,000 1,760,898
Hulic Co. Ltd. 17,700 156,711
Ibiden Co. Ltd. 5,000 148,402
Idemitsu Kosan Co. Ltd. 37,200 250,322
IHI Corp. 5,400 326,929
Iida Group Holdings Co. Ltd. 5,800 88,283
INPEX Corp. 30,200 364,701
Isetan Mitsukoshi Holdings Ltd. 12,900 224,677
Isuzu Motors Ltd. 22,700 306,747
ITOCHU Corp. 46,200 2,143,071
J Front Retailing Co. Ltd. 9,600 135,429
Japan Airlines Co. Ltd. 14,700 242,738
Japan Exchange Group, Inc. 38,400 409,294
Japan Metropolitan Fund Invest 290 176,978
Japan Post Bank Co. Ltd. 15,000 156,006
Japan Post Holdings Co. Ltd. 72,800 764,435
Japan Post Insurance Co. Ltd. 6,100 119,439
Japan Real Estate Investment Corp. 297 209,828
Japan Tobacco, Inc. 41,800 1,072,466
JFE Holdings, Inc. 23,900 277,817
Kajima Corp. 16,100 287,897
Kansai Paint Co. Ltd. 6,400 87,062
KAO Corp. 17,400 694,652
Kawasaki Heavy Industries Ltd. 6,000 273,788
Kawasaki Kisen Kaisha Ltd. 14,900 189,846
KDDI Corp. 56,500 1,892,212
KEIO Corp. 5,100 129,633

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 22.0% (continued)
Keisei Electric Railway Co. Ltd. 20,300 194,676
Kewpie Corp. 3,400 66,287
Keyence Corp. 6,500 2,822,893
Kikkoman Corp. 29,900 314,737
Kintetsu Group Holdings Co. Ltd. 6,300 136,375
Kirin Holdings Co. Ltd. 29,700 376,788
Kobayashi Pharmaceutical Co. Ltd.
(b)
1,400 52,347
Kobe Bussan Co. Ltd. 5,800 132,368
Koei Tecmo Holdings Co. Ltd. 5,100 63,993
Koito Manufacturing Co. Ltd. 6,400 84,541
Kokusai Electric Corp. 5,500 86,629
Komatsu Ltd. 33,600 1,027,637
Konami Group Corp. 3,300 305,173
Kose Corp. 1,000 44,469
Kubota Corp. 37,700 475,115
Kuraray Co. Ltd. 13,100 193,137
Kurita Water Industries Ltd. 4,500 157,885
Kyocera Corp. 47,600 496,595
Kyowa Kirin Co. Ltd. 8,300 124,353
Kyushu Electric Power Co., Inc. 15,300 133,239
Kyushu Railway Co. 5,300 129,377
Lasertec Corp. 2,700 269,738
Lixil Corp. 10,500 118,629
LY Corp. 96,900 284,661
M3, Inc. 13,600 124,714
Makita Corp. 9,200 274,307
Marubeni Corp. 60,700 908,638
Marui Group Co. Ltd. 6,300 105,495
MatsukiyoCocokara & Co. 11,000 163,490
Mazda Motor Corp. 24,600 169,269
McDonald's Holdings Co. Japan Ltd. 3,400 128,666
Mebuki Financial Group, Inc. 35,300 157,021
Medipal Holdings Corp. 6,200 93,531
MEIJI Holdings Co. Ltd. 8,600 173,444
Minebea Mitsumi, Inc. 13,500 218,912
Misumi Group, Inc. 9,200 148,501
Mitsubishi Chemical Group Corp. 55,700 285,784
Mitsubishi Corp. 131,100 2,107,675
Mitsubishi Electric Corp. 72,400 1,202,303
Mitsubishi Estate Co. Ltd. 43,500 637,120
Mitsubishi Gas Chemical Co., Inc. 8,200 144,274
Mitsubishi HC Capital, Inc. 31,500 210,441
Mitsubishi Heavy Industries Ltd. 121,400 1,800,028
Mitsubishi Motors Corp. 23,800 70,931
Mitsubishi UFJ Financial Group, Inc. 434,600 5,552,832
Mitsui & Co. Ltd. 105,200 2,096,527
Mitsui Chemicals, Inc. 8,300 183,045
Mitsui Fudosan Co. Ltd. 103,400 941,184
Mitsui OSK Lines Ltd. 13,800 471,259
Mizuho Financial Group, Inc. 95,060 2,644,000
MonotaRO Co. Ltd. 10,100 173,595
MS&AD Insurance Group Holdings, Inc. 47,300 992,429
Murata Manufacturing Co. Ltd. 69,100 1,101,985
NEC Corp. 9,800 982,532
Nexon Co. Ltd. 15,200 198,969
NGK Insulators Ltd. 11,200 144,656
NH Foods Ltd. 3,700 121,167

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 22.0% (continued)
Nichirei Corp. 5,100 130,061
Nidec Corp. 35,400 614,842
Nikon Corp. 12,100 130,533
Nintendo Co. Ltd. 43,000 2,840,749
Nippon Building Fund, Inc. 300 239,264
Nippon Express Holdings, Inc. 9,800 159,420
Nippon Paint Holdings Co. Ltd. 32,000 203,035
Nippon ProLogis REIT, Inc. 65 99,441
Nippon Sanso Holdings Corp. 6,000 171,069
Nippon Steel Corp. 35,800 746,517
Nippon Telegraph & Telephone Corp. 1,987,600 1,960,003
Nippon Television Holdings, Inc. 6,000 111,418
Nippon Yusen KK 16,900 533,029
Nissan Chemical Corp. 5,100 154,301
Nissan Motor Co. Ltd. 74,700 206,372
Nisshin Seifun Group, Inc. 6,500 73,416
Nissin Foods Holdings Co. Ltd. 8,800 197,595
Niterra Co. Ltd. 6,500 215,799
Nitori Holdings Co. Ltd. 2,900 340,284
Nitto Denko Corp. 25,400 454,034
Nomura Holdings, Inc. 111,800 735,707
Nomura Real Estate Holdings, Inc. 4,500 120,368
Nomura Real Estate Master Fund, Inc. 175 168,954
Nomura Research Institute Ltd. 14,900 509,304
NSK Ltd. 9,600 41,859
NTT Data Group Corp. 24,000 469,461
Obayashi Corp. 24,800 334,804
OBIC Business Consultants Co. Ltd. 1,000 50,488
OBIC Co. Ltd. 12,000 360,271
Odakyu Electric Railway Co. Ltd. 9,800 93,348
OJI Holdings Corp. 30,100 121,975
Olympus Corp. 44,200 675,631
Omron Corp. 6,600 219,077
ONO Pharmaceutical Co. Ltd. 12,200 127,082
Open House Group Co. Ltd. 3,000 98,708
Oracle Corp. Japan 1,200 110,081
Oriental Land Co. Ltd. 42,200 954,099
ORIX Corp. 42,100 896,375
ORIX Jreit, Inc. 83 92,407
Osaka Gas Co. Ltd. 14,800 292,081
Otsuka Corp. 8,500 192,286
Otsuka Holdings Co. Ltd. 16,800 882,692
Pan Pacific International Holdings Corp. 14,200 397,252
Panasonic Holdings Corp. 81,900 844,652
Persol Holdings Co. Ltd. 78,500 119,943
Rakuten Group, Inc.
(a)
52,900 335,677
Recruit Holdings Co. Ltd. 56,900 4,016,254
Renesas Electronics Corp.
(a)
59,600 811,153
Resona Holdings, Inc. 81,500 610,000
Resonac Holdings Corp. 6,100 149,654
Ricoh Co. Ltd. 20,100 231,893
Rinnai Corp. 4,300 95,164
ROHM Co. Ltd. 12,400 119,155
Rohto Pharmaceutical Co. Ltd. 6,300 107,407
Ryohin Keikaku Co. Ltd. 9,100 242,236
Sanrio Co. Ltd. 5,500 207,071
Santen Pharmaceutical Co. Ltd. 12,700 128,476

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 22.0% (continued)
Sanwa Holdings Corp. 8,100 255,266
SBI Holdings, Inc. 9,300 270,442
Screen Holdings Co. Ltd. 3,600 253,988
SCSK Corp. 5,200 115,820
Secom Co. Ltd. 15,200 513,669
Sega Sammy Holdings, Inc. 5,100 99,299
Seibu Holdings, Inc. 8,300 179,882
Seiko Epson Corp. 10,000 181,853
Sekisui Chemical Co. Ltd. 15,100 251,488
Sekisui House Ltd. 22,500 520,617
Seven & i Holdings Co. Ltd. 86,200 1,374,691
SG Holdings Co. Ltd. 14,800 139,924
Sharp Corp.
(a)
11,000 66,391
Shimadzu Corp. 9,800 286,057
Shimamura Co. Ltd. 1,900 108,552
Shimano, Inc. 2,800 396,177
Shimizu Corp. 19,800 172,555
Shin-Etsu Chemical Co. Ltd. 72,100 2,270,789
Shinko Electric Industries Co. Ltd.
(a)
2,700 102,107
Shionogi & Co. Ltd. 27,900 412,599
Shiseido Co. Ltd. 13,600 229,887
Shizuoka Financial Group, Inc. 16,700 149,852
SMC Corp. 2,000 760,478
SoftBank Corp. 1,064,700 1,376,512
SoftBank Group Corp. 36,600 2,224,363
Sohgo Security Services Co. Ltd. 14,600 98,339
Sojitz Corp. 6,300 130,272
Sompo Holdings, Inc. 34,500 969,609
Sony Group Corp. 227,100 5,045,037
Square Enix Holdings Co. Ltd. 3,500 142,283
Stanley Electric Co. Ltd. 6,600 110,583
Subaru Corp. 22,600 396,978
Sugi Holdings Co. Ltd. 4,600 80,222
Sumco Corp.
(b)
9,300 69,487
Sumitomo Chemical Co. Ltd. 47,700 103,563
Sumitomo Corp. 45,700 992,798
Sumitomo Electric Industries Ltd. 28,300 532,281
Sumitomo Forestry Co. Ltd. 6,400 221,531
Sumitomo Heavy Industries Ltd. 5,000 103,584
Sumitomo Metal Mining Co. Ltd. 8,700 201,586
Sumitomo Mitsui Financial Group, Inc. 145,100 3,624,455
Sumitomo Mitsui Trust Holdings, Inc. 24,500 614,201
Sumitomo Realty & Development Co. Ltd. 16,300 567,579
Sumitomo Rubber Industries Ltd. 6,500 76,229
Sundrug Co. Ltd. 3,200 86,876
Suntory Beverage & Food Ltd. 5,100 158,978
Suzuki Motor Corp. 61,500 742,289
Sysmex Corp. 16,700 321,490
T&D Holdings, Inc. 20,500 392,525
Taisei Corp. 6,400 269,432
Taiyo Yuden Co. Ltd. 4,500 63,642
Takeda Pharmaceutical Co. Ltd. 56,900 1,546,607
TBS Holdings, Inc. 4,500 123,361
TDK Corp. 70,500 859,795
Terumo Corp. 53,200 1,006,798
The Chiba Bank Ltd. 25,300 217,137
The Kansai Electric Power Co., Inc. 26,900 298,098

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 22.0% (continued)
The Yokohama Rubber Company Ltd. 4,500 101,944
TIS, Inc. 6,300 139,955
Tobu Railway Co. Ltd. 8,100 140,030
Toei Animation Co. Ltd. 1,500 30,804
Toho Co. Ltd. 4,300 194,576
Tohoku Electric Power Co., Inc. 16,900 124,035
Tokio Marine Holdings, Inc. 70,000 2,332,580
Tokyo Century Corp. 8,100 78,803
Tokyo Electric Power Co. Holdings, Inc.
(a)
48,000 126,812
Tokyo Electron Ltd. 17,000 2,876,881
Tokyo Gas Co. Ltd. 14,800 419,771
Tokyu Corp. 19,600 224,542
Tokyu Fudosan Holdings Corp. 24,400 157,729
Toppan Holdings, Inc. 9,800 276,438
Toray Industries, Inc. 58,600 408,516
Tosoh Corp. 11,100 148,382
Toto Ltd. 6,000 147,588
Toyo Suisan Kaisha Ltd. 3,500 227,155
Toyota Industries Corp. 6,200 521,505
Toyota Motor Corp. 419,800 8,061,190
Toyota Tsusho Corp. 25,300 431,415
Trend Micro, Inc.
(a)
5,100 303,991
Tsuruha Holdings, Inc. 1,600 98,222
Unicharm Corp. 43,300 339,745
United Urban Investment Corp. 91 88,385
USS Co. Ltd. 12,700 114,288
West Japan Railway Co. 19,000 351,288
Yakult Honsha Co. Ltd. 9,800 179,545
Yamada Holdings Co. Ltd. 30,100 88,541
Yamaha Corp. 15,000 106,748
Yamaha Motor Co. Ltd. 33,000 277,895
Yamato Holdings Co. Ltd. 8,000 96,222
Yamazaki Baking Co. Ltd. 4,400 79,547
Yaskawa Electric Corp. 10,200 298,985
Yokogawa Electric Corp. 8,700 192,372
Zensho Holdings Co. Ltd. 3,700 205,179
ZOZO, Inc. 5,100 168,167
159,573,915
Jordan – 0.0%
Hikma Pharmaceuticals PLC 6,051 172,327
Luxembourg – 0.2%
ArcelorMittal SA 16,329 410,283
CVC Capital Partners PLC
(a)(c)
23,938 570,361
Millicom International Cellular SA, SDR 3,875 103,923
Tenaris SA 16,805 321,094
1,405,661
Macau – 0.0%
Sands China Ltd.
(a)
93,200 222,486
Mexico – 0.0%
Fresnillo PLC 8,677 75,040
Netherlands – 3.9%
Adyen NV
(a)(c)
1,116 1,821,425
Argenx SE
(a)
2,207 1,475,234

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Netherlands – 3.9% (continued)
ASM International NV 1,691 996,722
ASML Holding NV 14,588 10,959,767
EXOR NV 3,607 344,033
Heineken Holding NV 4,089 247,606
Heineken NV 10,944 763,389
ING Groep NV 119,865 2,001,675
Koninklijke Ahold Delhaize NV 34,673 1,231,280
Koninklijke KPN NV 124,065 450,243
Koninklijke Philips NV
(a)
29,733 824,654
NXP Semiconductors NV 9,598 2,001,663
Prosus NV 51,383 1,975,304
Stellantis NV 75,459 1,016,788
Universal Music Group NV 28,643 802,165
Wolters Kluwer NV 8,674 1,584,755
28,496,703
New Zealand – 0.3%
Auckland International Airport Ltd. 60,811 297,038
Contact Energy Ltd. 29,411 154,635
Fisher & Paykel Healthcare Corp. Ltd. 21,315 453,095
Infratil Ltd. 34,212 216,821
Mainfreight Ltd. 3,044 123,906
Mercury NZ Ltd. 24,787 88,424
Meridian Energy Ltd. 46,465 154,987
Spark New Zealand Ltd. 56,097 92,289
The a2 Milk Company Ltd.
(a)(b)
25,516 92,900
Xero Ltd.
(a)
4,715 538,992
2,213,087
Norway – 0.6%
AKER ASA, Class A 773 41,575
AKER BP ASA 12,541 262,593
AutoStore Holdings Ltd.
(a)(c)
27,140 24,489
DNB Bank ASA 30,212 643,559
Equinor ASA 28,135 681,075
Frontline PLC 5,483 96,594
Gjensidige Forsikring ASA 6,781 139,286
Kongsberg Gruppen ASA 3,121 371,613
Leroy Seafood Group ASA 11,753 58,378
Mowi ASA 16,965 341,119
Nordic Semiconductor ASA
(a)
6,002 60,528
Norsk Hydro ASA 45,532 269,702
Orkla ASA 28,647 266,846
Salmar ASA 2,206 116,990
Schibsted ASA, Class A 2,652 78,825
Schibsted ASA, Class B 3,529 101,458
Sparebank 1 Sr-Bank ASA 7,031 100,386
Storebrand ASA 16,261 192,035
Telenor ASA 24,002 293,857
Tomra Systems ASA 9,131 135,458
Var Energi ASA 31,559 97,097
Wallenius Wilhelmsen ASA, Class B 3,599 29,115
Yara International ASA 5,166 154,920
4,557,498
Poland – 0.4%
Allegro.eu SA
(a)(c)
23,370 172,941
Bank Polska Kasa Opieki SA 6,901 272,915
Budimex SA 552 65,048
CCC SA
(a)
1,694 71,860

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Poland – 0.4% (continued)
CD Projekt SA 2,649 137,917
Dino Polska SA
(a)(b)(c)
1,827 202,902
Inpost SA
(a)
6,443 106,161
KGHM Polska Miedz SA 5,216 161,768
LPP SA
(b)
45 182,679
mBank SA
(a)
525 81,547
Orlen SA 20,176 267,660
PGE Polska Grupa Energetyczna SA
(a)
33,580 54,180
Powszechna Kasa Oszczednosci Bank Polski SA 32,571 537,568
Powszechny Zaklad Ubezpieczen SA 19,150 236,149
Santander Bank Polska SA 1,309 163,680
2,714,975
Portugal – 0.1%
Banco Comercial Portugues SA, Class R 257,839 135,466
EDP SA 104,254 329,035
Galp Energia SGPS SA 16,535 278,634
Jeronimo Martins SGPS SA 10,480 207,541
The Navigator Company SA 7,989 29,317
979,993
Russia – 0.0%
Evraz PLC
(a),(d)
2,845 0
Singapore – 1.6%
CapitaLand Ascendas REIT 122,596 234,283
CapitaLand Integrated Commercial Trust 192,693 277,246
CapitaLand Investment Ltd. 91,300 165,718
City Developments Ltd. 9,400 35,025
DBS Group Holdings Ltd. 75,599 2,488,358
Frasers Logistics & Commercial Trust
(b)
117,300 76,596
Genting Singapore Ltd. 202,400 112,751
Grab Holdings Ltd., Class A
(a)
87,309 399,875
Hafnia Ltd. 8,470 44,844
Jardine Cycle & Carriage Ltd. 2,900 59,635
Keppel Ltd. 54,200 271,140
Mapletree Industrial Trust
(b)
75,800 117,450
Mapletree Logistics Trust
(b)
138,500 124,673
Mapletree Pan Asia Commercial Trust 96,700 86,333
Oversea-Chinese Banking Corp. Ltd. 118,819 1,525,456
Sats Ltd. 34,500 86,295
Sea Ltd., ADR
(a)
13,663 1,664,017
Seatrium Ltd.
(a)
122,680 201,857
SembCorp Industries Ltd. 32,400 133,396
Singapore Airlines Ltd.
(b)
51,300 240,735
Singapore Exchange Ltd. 28,200 255,304
Singapore Technologies Engineering Ltd. 54,900 196,057
Singapore Telecommunications Ltd. 261,200 641,774
United Overseas Bank Ltd. 50,200 1,389,362
UOL Group Ltd. 23,500 88,084
Venture Corp. Ltd. 9,600 89,533
Wilmar International Ltd. 79,200 182,324
11,188,121
Spain – 2.4%
ACS Actividades de Construccion y Servicios SA 6,497 332,837
Aena SME SA
(c)
2,779 602,052
Amadeus IT Group SA 16,984 1,253,562
Banco Bilbao Vizcaya Argentaria SA 210,193 2,414,504

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Spain – 2.4% (continued)
Banco Santander SA 574,568 2,964,973
CaixaBank SA 133,365 811,877
Cellnex Telecom SA
(c)
20,786 699,889
EDP Renovaveis SA 10,741 100,884
Endesa SA 11,711 260,163
Ferrovial SE 17,867 768,952
Iberdrola SA 3,527 50,011
Iberdrola SA 217,414 3,082,829
Industria de Diseno Textil SA 40,608 2,225,535
Naturgy Energy Group SA 4,193 103,218
Redeia Corp. SA 16,120 272,144
Repsol SA 45,341 531,205
Telefonica SA
(b)
188,305 770,290
17,244,925
Sweden – 3.0%
AAK AB 6,274 183,239
AddTech AB, Class B 8,949 262,498
ALFA Laval AB 10,561 473,363
ASSA Abloy AB, Class B 37,102 1,142,648
Atlas Copco AB, Class A 95,295 1,604,428
Atlas Copco AB, Class B 57,594 863,180
Avanza Bank Holding AB 4,655 140,668
Axfood AB 3,350 72,093
Beijer Ref AB, Class B 15,826 236,116
Boliden AB 10,487 316,146
Castellum AB
(a)
13,929 151,767
Embracer Group AB, Class B
(a)(b)
5,465 111,184
Epiroc AB, Class A 24,399 467,932
Epiroc AB, Class B 13,486 226,690
EQT AB 18,600 613,197
Essity AB, Class B 22,248 565,084
Evolution AB
(c)
6,353 490,347
Fabege AB 9,581 72,078
Fastighets AB Balder, Class B
(a)
24,293 173,971
Getinge AB, Class B 7,110 140,215
H & M Hennes & Mauritz AB, Class B 20,163 270,193
Hexagon AB, Class B 72,061 844,453
Holmen AB, Class B 3,869 147,073
Husqvarna AB, Class B 12,022 64,657
Industrivarden AB, Class A 4,491 160,159
Industrivarden AB, Class C 4,834 171,648
Indutrade AB 9,828 272,285
Investment AB Latour, Class B 5,150 135,463
Investor AB, Class A 17,930 513,127
Investor AB, Class B 68,792 1,967,467
L E Lundbergforetagen AB, Class B 2,117 102,315
Lifco AB, Class B 8,105 267,495
Nibe Industrier AB, Class B 50,909 205,259
Saab AB, Class B 11,197 243,443
Sagax AB, Class B 7,221 159,446
Sandvik AB 40,339 838,925
Securitas AB, Class B 17,610 225,233
Skandinaviska Enskilda Banken AB, Class A 60,795 863,054
Skanska AB, Class B 11,728 252,390
SKF AB, Class B 13,709 278,659
SSAB AB, Class A 3,758 18,193
SSAB AB, Class B, Series B 26,187 124,360

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Sweden – 3.0% (continued)
Svenska Cellulosa AB SCA, Class B 20,786 287,187
Svenska Handelsbanken AB, Class A 52,377 581,580
Svenska Handelsbanken AB, Class B 1,865 28,027
Sweco AB, Class B 6,745 105,938
Swedbank AB, Class A 37,751 824,358
Swedish Orphan Biovitrum AB
(a)
8,694 263,980
Tele2 AB, Class B 20,467 228,278
Telefonaktiebolaget LM Ericsson, Class B 109,848 832,947
Telia Co. AB 83,496 246,350
Thule Group AB
(c)
4,014 127,759
Trelleborg AB, Class B 7,778 294,681
Volvo AB, Class A 7,716 214,191
Volvo AB, Class B 55,518 1,539,636
Volvo Car AB, Class B
(a)
9,407 21,371
22,028,424
Switzerland – 8.1%
ABB Ltd. 59,220 3,257,573
Alcon AG 18,577 1,712,754
Chocoladefabriken Lindt & Spruengli AG, PC 36 416,277
CIE Financiere Richemont SA, Class A 19,874 3,876,092
DSM-Firmenich AG 9,831 1,009,927
Geberit AG 1,237 695,842
Givaudan SA 341 1,497,238
Glencore PLC 340,514 1,482,979
Holcim AG 18,656 1,888,919
Kuehne + Nagel International AG 1,985 453,814
Lonza Group AG 2,621 1,679,888
Nestle SA 97,212 8,294,682
Novartis AG 71,281 7,502,933
Partners Group Holding AG 815 1,250,256
Roche Holding AG 26,212 8,255,748
Roche Holding AG, BR 1,138 380,231
Schindler Holding AG 695 196,702
Schindler Holding AG, PC 1,596 464,010
SGS SA 5,644 550,197
Sika AG 5,683 1,460,100
STMicroelectronics NV 24,787 562,374
Straumann Holding AG 4,065 583,528
Swiss Life Holding AG 1,075 884,340
Swiss RE AG 10,773 1,653,825
Swisscom AG 955 540,050
The Swatch Group AG 1,920 70,622
The Swatch Group AG, BR 952 177,704
UBS Group AG 120,466 4,290,370
Zurich Insurance Group AG 5,352 3,264,069
58,353,044
United Kingdom – 12.3%
3i Group PLC 35,514 1,722,747
Admiral Group PLC 9,121 306,338
Anglo American PLC 45,400 1,342,876
Ashtead Group PLC 16,521 1,089,220
Associated British Foods PLC 11,587 273,838
AstraZeneca PLC 56,152 7,914,864
Auto Trader Group PLC
(c)
33,827 332,217
Aviva PLC 97,239 621,034
B&M European Value Retail SA 29,786 119,951
BAE Systems PLC 112,456 1,710,315

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United Kingdom – 12.3% (continued)
Barclays PLC 541,665 1,998,938
Barratt Redrow PLC 51,322 290,472
Berkeley Group Holdings PLC 3,509 169,259
BP PLC 548,059 2,877,174
British American Tobacco PLC 73,599 2,923,658
BT Group PLC, Class A
(b)
218,201 384,726
Bunzl PLC 12,576 538,793
Centrica PLC 192,137 340,203
Coca-Cola Europacific Partners PLC 7,662 601,850
Compass Group PLC 63,741 2,210,501
ConvaTec Group PLC
(c)
57,677 177,016
Croda International PLC 5,107 212,199
Diageo PLC 81,326 2,444,428
Entain PLC 24,583 215,895
GSK PLC 154,214 2,692,230
Haleon PLC 261,134 1,215,792
Halma PLC 13,858 523,980
Hargreaves Lansdown PLC 12,527 171,608
HSBC Holdings PLC 681,688 7,163,314
Imperial Brands PLC 30,113 1,018,110
Informa PLC 48,922 526,665
InterContinental Hotels Group PLC 5,435 730,700
Intermediate Capital Group PLC 10,625 312,888
International Consolidated Airlines Group SA 137,358 576,706
Intertek Group PLC 5,907 375,059
J Sainsbury PLC 64,859 205,022
JD Sports Fashion PLC 95,149 105,364
Kingfisher PLC 67,100 205,269
Land Securities Group PLC 30,285 220,138
Legal & General Group PLC 227,129 683,814
Lloyds Banking Group PLC 2,274,009 1,761,453
London Stock Exchange Group PLC 15,517 2,320,416
M&G PLC 93,977 243,467
Marks & Spencer Group PLC 75,093 313,323
Melrose Industries PLC 46,259 352,460
Mondi PLC 17,498 274,493
National Grid PLC 182,258 2,218,892
NatWest Group PLC 253,580 1,364,631
Next PLC 4,382 541,870
Pearson PLC 23,672 394,877
Persimmon PLC 12,193 191,803
Phoenix Group Holdings PLC 27,587 179,103
Reckitt Benckiser Group PLC 25,538 1,691,321
RELX PLC 69,397 3,470,712
Rentokil Initial PLC 91,320 452,515
Rightmove PLC 28,999 241,202
Rio Tinto PLC 40,107 2,437,417
Rolls-Royce Holdings PLC
(a)
316,141 2,380,485
Schroders PLC 27,280 119,994
Segro PLC 44,944 400,632
Severn Trent PLC 9,660 303,315
Shell PLC 231,980 7,720,656
Smith & Nephew PLC 34,278 439,549
Smiths Group PLC 11,867 304,637
Spirax Group PLC 2,922 293,906
SSE PLC 42,087 853,193
Standard Chartered PLC 74,605 1,012,285

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United Kingdom – 12.3% (continued)
Taylor Wimpey PLC 131,277 196,149
Tesco PLC 253,560 1,172,652
The Sage Group PLC 36,852 617,253
The Weir Group PLC 9,730 293,302
Unilever PLC 91,706 5,278,109
United Utilities Group PLC 26,119 332,005
Vodafone Group PLC 763,830 651,837
Whitbread PLC 6,558 229,220
Wise PLC, Class A
(a)
26,047 360,541
WPP PLC 41,713 400,855
89,355,701
United States – 0.1%
RB Global, Inc. 7,841 703,565
Total Common Stocks (cost $635,909,516) 718,569,822
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 8.82% 2,493 190,613
Dr. Ing. h.c. F. Porsche AG, 1.21%
(c)
3,832 245,547
Henkel AG & Co. KGaA, 2.49% 6,428 562,780
Porsche Automobil Holding SE, 5.36% 6,256 248,432
Sartorius AG, 0.26% 853 248,287
Volkswagen AG, 7.66% 6,643 681,185
2,176,844
Total Preferred Stocks (cost $2,461,118) 2,176,844
Rights – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 2/12/2025
(a)
(Cost $2,889) 6,118 3,027
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., expiring 3/31/2040
(Cost $0) 563 0
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(e)(f)
(cost $1,747,102) 1,747,102 1,747,102
Investment of Cash Collateral for Securities Loaned – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(e)(f)
(cost $4,570,013) 4,570,013 4,570,013
Total Investments (cost $644,690,638) 100.3% 727,066,808
Liabilities, Less Cash and Receivables (0.3)% (2,173,060)
Net Assets 100.0% 724,893,748
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—CREST Depositary Interest
PC—Participation Certificate
RB—Revenue Bond
REIT—Real Estate Investment Trust

See Notes to Statements of Investments
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $3,448,202 and the value of the collateral was $3,693,129, consisting of cash collateral of $612,931 and U.S. Government & Agency securities valued at $3,080,198. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities were valued at $7,922,337 or 1.09% of net assets.
(d)
The fund held Level 3 securities at January 31, 2025. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of January 31, 2025.
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation ($)
Futures Long
MSCI EAFE Index 23 3/21/2025 2,690,768 2,726,075 35,307
S&P/TSX 60 Index 1 3/20/2025 213,893
*
213,002 4,111
Gross Unrealized Appreciation 39,418
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
January 31, 2025 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 98.6%
Australia – 0.0%
MMG Ltd.
(a)
56,000 18,327
Brazil – 3.4%
Ambev SA 60,976 116,284
Atacadao SA 1,997 2,123
B3 SA - Brasil Bolsa Balcao 74,973 142,335
Banco Bradesco SA 23,899 45,249
Banco BTG Pactual SA 21,543 120,116
Banco do Brasil SA 25,015 118,619
Banco Santander Brasil SA 3,695 16,421
BB Seguridade Participacoes SA 8,556 56,449
BRF SA 10,525 39,477
Caixa Seguridade Participacoes SA 8,120 20,434
CCR SA 15,463 29,753
Centrais Eletricas Brasileiras SA 17,856 110,410
Cia de Saneamento Basico do Estado de Sao Paulo 5,748 93,165
Cia Siderurgica Nacional SA 9,828 15,277
Companhia Paranaense de Energia 18,090 26,787
Cosan SA 9,054 12,028
CPFL Energia SA 3,224 18,942
CSN Mineracao SA 7,208 6,700
Embraer SA
(a)
9,927 101,760
Energisa SA 4,210 28,799
Eneva SA
(a)
10,224 20,530
Engie Brasil Energia SA 2,672 16,888
Equatorial Energia SA 14,684 75,915
Hapvida Participacoes e Investimentos SA
(a)(b)
61,086 25,516
Hypera SA 4,847 15,193
Itau Unibanco Holding SA 4,092 20,826
JBS SA 10,406 63,667
Klabin SA 13,836 53,601
Localiza Rent-A-Car SA 11,205 59,041
Lojas Renner SA 16,990 39,787
Multiplan Empreendimentos Imobiliarios SA 4,289 16,491
Natura & Co. Holding SA 12,636 27,450
Neoenergia SA 3,014 9,674
NU Holdings Ltd., Class A
(a)
45,332 600,196
Pagseguro Digital Ltd., Class A
(a)
2,712 20,204
Petroleo Brasileiro SA 52,664 375,495
Porto Seguro SA 2,983 20,416
Prio SA
(a)
11,369 79,796
Raia Drogasil SA 19,397 71,060
Rede D'Or Sao Luiz SA
(b)
14,521 69,728
Rumo SA 18,676 58,603
Stoneco Ltd., Class A
(a)
3,650 33,470
Suzano SA 9,720 104,030
Telefonica Brasil SA 4,942 43,824
Tim SA 11,575 30,832
Totvs SA 7,194 41,995
Ultrapar Participacoes SA 10,352 29,364
Vale SA 54,841 507,900
Vibra Energia SA 15,150 44,038
WEG SA 21,646 205,325
XP, Inc., Class A 5,558 75,867
3,977,850

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Chile – 0.4%
Banco de Chile 657,175 81,352
Banco de Credito e Inversiones SA 1,319 40,310
Banco Santander Chile 740,852 38,257
Cencosud SA 17,772 45,253
Cia Sud Americana de Vapores SA 266,534 14,849
Empresas CMPC SA 17,975 30,647
Empresas COPEC SA 5,864 39,192
Enel Americas SA 271,539 24,410
Enel Chile SA 383,023 22,744
Falabella SA 19,130 72,482
Latam Airlines Group SA
(a)
4,027,134 60,952
470,448
China – 24.8%
360 Security Technology, Inc., Class A 5,800 8,862
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A 500 1,023
3PEAK, Inc., Class A
(a)
374 4,480
AAC Technologies Holdings, Inc. 10,000 51,337
Accelink Technologies Co. Ltd., Class A 200 1,333
Advanced Micro-Fabrication Equipment, Inc., Class A 443 10,982
AECC Aero-Engine Control Co. Ltd., Class A 2,200 5,942
AECC Aviation Power Co. Ltd., Class A 1,000 5,140
Agricultural Bank of China Ltd., Class A 77,200 54,835
Agricultural Bank of China Ltd., Class H 421,000 231,259
Aier Eye Hospital Group Co. Ltd., Class A 8,000 13,578
Air China Ltd., Class H
(a)
36,000 22,039
Aisino Corp., Class A 4,600 5,414
Akeso, Inc.
(a)(b)
5,000 39,048
Alibaba Group Holding Ltd. 225,280 2,553,035
Aluminum Corp. of China Ltd., Class A 14,000 14,955
Aluminum Corp. of China Ltd., Class H 56,000 35,649
Amlogic Shanghai Co. Ltd., Class A
(a)
509 5,880
Angang Steel Co. Ltd., Class A
(a)
23,300 7,313
Angel Yeast Co. Ltd., Class A 2,000 9,515
Anhui Conch Cement Co. Ltd., Class A 3,700 12,682
Anhui Conch Cement Co. Ltd., Class H 16,000 43,021
Anhui Expressway Co. Ltd., Class H 4,000 5,401
Anhui Gujing Distillery Co. Ltd., Class A 300 6,859
Anhui Gujing Distillery Co. Ltd., Class B 2,000 28,954
Anhui Jianghuai Automobile Group Corp. Ltd., Class A 2,300 12,946
Anhui Yingjia Distillery Co. Ltd., Class A 700 5,373
Anjoy Foods Group Co. Ltd., Class A 300 3,105
Anker Innovations Technology Co. Ltd., Class A 520 7,768
ANTA Sports Products Ltd. 17,600 186,467
Asia - Potash International Investment Guangzhou Co. Ltd., Class A
(a)
300 847
ASR Microelectronics Co. Ltd., Class A
(a)
439 4,201
Asymchem Laboratories Tianjin Co. Ltd., Class A 740 7,589
Asymchem Laboratories Tianjin Co. Ltd., Class H
(b)
140 889
Atour Lifestyle Holdings Ltd., ADR 696 19,077
Autobio Diagnostics Co. Ltd., Class A 800 4,415
Autohome, Inc., ADR 1,091 30,570
Avary Holding Shenzhen Co. Ltd., Class A 2,600 14,491
Avichina Industry & Technology Co. Ltd., Class H 37,000 17,190
BAIC BluePark New Energy Technology Co. Ltd., Class A
(a)
6,000 6,558
Baidu, Inc., Class A
(a)
31,100 350,452
Bank of Beijing Co. Ltd., Class A 18,600 15,337
Bank of Changsha Co. Ltd., Class A 4,900 6,219
Bank of Chengdu Co. Ltd., Class A 4,300 10,175

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Bank of China Ltd., Class A 44,300 33,235
Bank of China Ltd., Class H 1,161,000 599,007
Bank of Chongqing Co. Ltd., Class A 6,200 7,707
Bank of Communications Co. Ltd., Class A 28,700 28,643
Bank of Communications Co. Ltd., Class H 116,000 93,644
Bank of Guiyang Co. Ltd., Class A 1,000 812
Bank of Hangzhou Co. Ltd., Class A 3,300 6,705
Bank of Jiangsu Co. Ltd., Class A 12,300 16,813
Bank of Nanjing Co. Ltd., Class A 10,000 14,715
Bank of Ningbo Co. Ltd., Class A 4,900 17,794
Bank of Shanghai Co. Ltd., Class A 14,500 18,563
Bank of Suzhou Co. Ltd., Class A 6,100 6,659
Baoshan Iron & Steel Co. Ltd., Class A 20,200 19,492
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A 18,500 8,022
Beijing Compass Technology Development Co. Ltd., Class A
(a)
100 1,235
Beijing Dabeinong Technology Group Co. Ltd., Class A 6,500 3,677
Beijing Easpring Material Technology Co. Ltd., Class A 900 4,572
Beijing E-Hualu Information Technology Co. Ltd., Class A
(a)
1,700 4,828
Beijing Kingsoft Office Software, Inc., Class A 330 14,264
Beijing New Building Materials PLC, Class A 2,000 8,612
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A 3,000 5,063
Beijing Shiji Information Technology Co. Ltd., Class A 3,790 3,422
Beijing Tiantan Biological Products Corp. Ltd., Class A 2,540 7,294
Beijing Tongrentang Co. Ltd., Class A 1,000 5,089
Beijing United Information Technology Co. Ltd., Class A 700 2,495
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A 600 5,624
Beijing Yanjing Brewery Co. Ltd., Class A 300 467
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 42,100 33,033
Beiqi Foton Motor Co. Ltd., Class A
(a)
12,500 4,026
Bethel Automotive Safety Systems Co. Ltd., Class A 560 3,524
Bilibili, Inc., Class Z
(a)
4,160 71,384
Biwin Storage Technology Co. Ltd., Class A
(a)
686 5,619
Bloomage Biotechnology Corp. Ltd., Class A 306 2,037
Bluefocus Intelligent Communications Group Co. Ltd., Class A 100 125
BOC International China Co. Ltd., Class A 4,000 5,743
BOE Technology Group Co. Ltd., Class A 31,100 19,094
BTG Hotels Group Co. Ltd., Class A 3,000 5,513
BYD Co. Ltd., Class A 1,300 49,122
BYD Co. Ltd., Class H 15,000 525,566
By-health Co. Ltd., Class A 3,200 4,956
Caitong Securities Co. Ltd., Class A 6,600 6,923
Cambricon Technologies Corp. Ltd., Class A
(a)
316 24,881
Canmax Technologies Co. Ltd., Class A 2,100 6,287
Capital Securities Co. Ltd., Class A 2,400 6,515
Cathay Biotech, Inc., Class A 565 3,435
CCOOP Group Co. Ltd., Class A
(a)
7,800 2,781
CECEP Wind-Power Corp., Class A 7,200 2,983
CGN Power Co. Ltd., Class A 6,800 3,454
CGN Power Co. Ltd., Class H
(b)
153,000 49,288
Changchun High & New Technology Industry Group, Inc., Class A 300 3,839
Changjiang Securities Co. Ltd., Class
A
8,100 7,091
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A 300 5,439
Chaozhou Three-Circle Group Co. Ltd., Class A 2,400 12,521
Chengxin Lithium Group Co. Ltd., Class A 2,000 3,516
Chifeng Jilong Gold Mining Co. Ltd., Class A 500 1,231
China Baoan Group Co. Ltd., Class A 4,500 5,148
China Cinda Asset Management Co. Ltd., Class H 131,000 19,839

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
China CITIC Bank Corp. Ltd., Class H 145,000 103,470
China CITIC Financial Asset Management Co. Ltd., Class H
(a)(b)
150,000 13,284
China Coal Energy Co. Ltd., Class A 6,100 9,623
China Coal Energy Co. Ltd., Class H 30,000 34,422
China Communications Services Corp. Ltd., Class H 44,000 24,960
China Construction Bank Corp., Class A 8,700 10,227
China Construction Bank Corp., Class H 1,322,000 1,074,010
China CSSC Holdings Ltd., Class A 4,000 18,490
China Eastern Airlines Corp. Ltd., Class A
(a)
7,500 4,006
China Eastern Airlines Corp. Ltd., Class H
(a)
40,000 12,834
China Energy Engineering Corp. Ltd., Class A 11,700 3,624
China Energy Engineering Corp. Ltd., Class H 148,000 18,045
China Everbright Bank Co. Ltd., Class A 16,400 8,737
China Everbright Bank Co. Ltd., Class H 124,000 48,380
China Feihe Ltd.
(b)
51,000 34,888
China Galaxy Securities Co. Ltd., Class A 3,700 7,115
China Galaxy Securities Co. Ltd., Class H 46,500 42,074
China Great Wall Securities Co. Ltd., Class A 6,000 6,393
China Greatwall Technology Group Co. Ltd., Class A
(a)
4,100 7,337
China Hongqiao Group Ltd. 36,000 59,972
China International Capital Corp. Ltd., Class A 2,000 8,584
China International Capital Corp. Ltd., Class H
(b)
21,600 35,651
China International Marine Containers Group Co. Ltd., Class A 6,200 6,973
China Jushi Co. Ltd., Class A 4,200 6,533
China Life Insurance Co. Ltd., Class A 900 5,030
China Life Insurance Co. Ltd., Class H 109,000 201,168
China Literature Ltd.
(a)(b)
6,200 20,769
China Longyuan Power Group Corp. Ltd., Class H 45,000 33,036
China Merchants Bank Co. Ltd., Class A 19,500 109,115
China Merchants Bank Co. Ltd., Class H 52,500 287,377
China Merchants Energy Shipping Co. Ltd., Class A 6,900 6,573
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A 4,600 8,137
China Merchants Securities Co. Ltd., Class A 6,700 16,684
China Merchants Securities Co. Ltd., Class H
(b)
6,400 11,664
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A 6,000 8,078
China Minsheng Banking Corp. Ltd., Class A 37,700 21,537
China Minsheng Banking Corp. Ltd., Class H 84,500 40,235
China National Building Material Co. Ltd., Class H 74,000 35,235
China National Chemical Engineering Co. Ltd., Class A 8,700 8,910
China National Nuclear Power Co. Ltd., Class A 16,500 22,168
China National Software & Service Co. Ltd., Class A
(a)
690 4,106
China Nonferrous Mining Corp. Ltd. 19,000 12,412
China Northern Rare Earth Group High-Tech Co. Ltd., Class A 4,200 12,170
China Oilfield Services Ltd., Class A 3,200 6,612
China Oilfield Services Ltd., Class H 20,000 17,994
China Pacific Insurance Group Co. Ltd., Class A 5,900 26,273
China Pacific Insurance Group Co. Ltd., Class H 35,200 104,584
China Petroleum & Chemical Corp., Class A 26,000 21,760
China Petroleum & Chemical Corp., Class H 352,000 193,357
China Railway Group Ltd., Class A 15,800 12,876
China Railway Group Ltd., Class H 70,000 33,780
China Railway Signal & Communication Corp. Ltd., Class A 7,609 6,085
China Railway Signal & Communication Corp. Ltd., Class H
(b)
10,000 4,043
China Reinsurance Group Corp., Class H 49,000 5,094
China Resources Microelectronics Ltd., Class A 733 4,600
China Resources Mixc Lifestyle Services Ltd.
(b)
8,200 30,941
China Resources Pharmaceutical Group Ltd.
(b)
21,000 14,096

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A 1,000 6,088
China Science Publishing & Media Ltd, Class A 100 276
China Shenhua Energy Co. Ltd., Class A 4,600 25,328
China Shenhua Energy Co. Ltd., Class H 50,000 201,178
China Southern Airlines Co. Ltd., Class A
(a)
4,800 4,090
China Southern Airlines Co. Ltd., Class H
(a)
38,000 18,094
China Southern Power Grid Energy Storage Co. Ltd., Class A 5,800 7,832
China State Construction Engineering Corp. Ltd., Class A 39,700 30,822
China Suntien Green Energy Corp. Ltd., Class H 36,000 17,142
China Three Gorges Renewables Group Co. Ltd., Class A 27,300 15,783
China Tourism Group Duty Free Corp. Ltd., Class A 1,100 9,191
China Tourism Group Duty Free Corp. Ltd., Class H
(b)
1,700 10,189
China Tower Corp. Ltd., Class H
(b)
634,000 91,134
China United Network Communications Ltd., Class A 30,200 20,329
China Vanke Co. Ltd., Class A
(a)
5,200 5,204
China Vanke Co. Ltd., Class H
(a)
31,000 22,997
China XD Electric Co. Ltd., Class A 4,900 4,910
China Yangtze Power Co. Ltd., Class A 20,400 81,156
China Zhenhua Group Science & Technology Co. Ltd., Class A 200 1,130
China Zheshang Bank Co. Ltd., Class A 34,500 13,772
China Zheshang Bank Co. Ltd., Class H 31,000 8,952
Chongqing Brewery Co. Ltd., Class A 500 3,802
Chongqing Changan Automobile Co. Ltd., Class A 7,386 12,760
Chongqing Changan Automobile Co. Ltd., Class B 25,550 11,674
Chongqing Rural Commercial Bank Co. Ltd., Class A 10,000 8,314
Chongqing Rural Commercial Bank Co. Ltd., Class H 45,000 27,491
Chongqing Zhifei Biological Products Co. Ltd., Class A 1,900 6,301
CITIC Ltd. 97,000 109,056
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,900 3,047
CITIC Securities Co. Ltd., Class A 10,435 38,683
CITIC Securities Co. Ltd., Class H 25,000 67,701
CMOC Group Ltd., Class A 10,600 10,564
CMOC Group Ltd., Class H 60,000 44,047
CNGR Advanced Material Co. Ltd., Class A 1,920 8,920
CNPC Capital Co. Ltd., Class A 4,800 4,315
Contemporary Amperex Technology Co. Ltd., Class A 4,000 141,509
COSCO SHIPPING Development Co. Ltd., Class A 20,300 6,790
COSCO SHIPPING Energy Transportation Co. Ltd., Class A 2,200 3,710
COSCO SHIPPING Energy Transportation Co. Ltd., Class H 18,000 16,448
COSCO SHIPPING Holdings Co. Ltd., Class A 12,000 23,572
COSCO SHIPPING Holdings Co. Ltd., Class H 38,000 57,061
Country Garden Services Holdings Co. Ltd. 35,000 22,730
CRRC Corp. Ltd., Class A 25,900 26,526
CRRC Corp. Ltd., Class H 58,000 36,847
CSC Financial Co. Ltd., Class A 1,900 6,225
CSC Financial Co. Ltd., Class H
(b)
12,000 14,847
CSPC Innovation Pharmaceutical Co. Ltd. 400 1,576
CSSC Science & Technology Co. Ltd. 400 657
Daqin Railway Co. Ltd., Class A 15,100 13,823
DaShenLin Pharmaceutical Group Co. Ltd., Class A 2,000 3,896
Datang International Power Generation Co. Ltd., Class A 10,900 4,111
Datang International Power Generation Co. Ltd., Class H 52,000 8,943
DBG Technology Co. Ltd., Class A 1,200 4,468
DHC Software Co. Ltd., Class A 10,500 10,262
Do-Fluoride New Materials Co. Ltd., Class A 3,200 4,969
Dong-E-E-Jiao Co. Ltd., Class A 900 7,520
Dongfang Electric Corp. Ltd., Class H 7,400 8,567

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Dongfeng Motor Group Co. Ltd., Class H 40,000 15,915
Dongguan Yiheda Automation Co. Ltd., Class A 100 344
Dongxing Securities Co. Ltd., Class A 6,300 9,210
East Buy Holding Ltd.
(a)(b)(c)
4,000 8,389
East Money Information Co. Ltd., Class A 12,300 38,841
Eastern Air Logistics Co. Ltd., Class A 100 226
Eastroc Beverage Group Co. Ltd., Class A 130 4,351
Easyhome New Retail Group Co. Ltd., Class A 2,500 1,180
Ecovacs Robotics Co. Ltd., Class A 700 4,115
Empyrean Technology Co. Ltd., Class A 500 7,295
ENN Energy Holdings Ltd. 9,800 66,096
ENN Natural Gas Co. Ltd., Class A 2,300 6,471
Eoptolink Technology, Inc. Ltd., Class A 500 8,656
Eve Energy Co. Ltd., Class A 1,500 8,778
Everbright Securities Co. Ltd., Class A 4,500 10,500
Flat Glass Group Co. Ltd., Class A 2,900 7,597
Flat Glass Group Co. Ltd., Class H 4,000 5,894
Focus Media Information Technology Co. Ltd., Class A 14,100 12,849
Foshan Haitian Flavouring & Food Co. Ltd., Class A 3,382 19,083
Founder Securities Co. Ltd., Class A 9,800 10,495
Foxconn Industrial Internet Co. Ltd., Class A 8,400 24,803
Fujian Kuncai Material Technology Co. Ltd., Class A 200 541
Fujian Sunner Development Co. Ltd., Class A 2,400 4,662
Full Truck Alliance Co. Ltd., ADR 11,226 126,405
Fuyao Glass Industry Group Co. Ltd., Class A 2,600 21,327
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
8,400 56,599
GalaxyCore, Inc., Class A 2,181 4,152
Gan & Lee Pharmaceuticals Co. Ltd., Class A 800 4,853
Ganfeng Lithium Co. Ltd., Class H
(b)
4,560 11,307
Ganfeng Lithium Group Co. Ltd., Class A 2,400 10,929
Gansu Qilianshan Cement Group Co. Ltd.
(a)
400 469
G-bits Network Technology Xiamen Co. Ltd., Class A 100 2,843
GD Power Development Co. Ltd., Class A 11,700 6,764
GDS Holdings Ltd., Class A
(a)
12,700 34,148
GEM Co. Ltd., Class A 4,300 3,759
Gemdale Corp., Class A 9,800 6,178
Genscript Biotech Corp.
(a)
16,000 21,931
GF Securities Co. Ltd., Class A 2,500 5,338
GF Securities Co. Ltd., Class H 12,000 16,171
Giant Biogene Holding Co. Ltd.
(b)
6,800 50,531
GigaDevice Semiconductor Beijing, Inc., Class A
(a)
480 8,418
Ginlong Technologies Co. Ltd., Class A 500 3,492
Glodon Co. Ltd., Class A 2,200 3,537
GoerTek, Inc., Class A 1,900 7,260
Goldwind Science & Technology Co. Ltd., Class A 3,700 4,895
Goldwind Science & Technology Co. Ltd., Class H 12,600 8,830
Gongniu Group Co. Ltd., Class A 580 5,687
Gotion High-tech Co. Ltd., Class A 3,200 9,114
Great Wall Motor Co. Ltd., Class A 2,200 7,535
Great Wall Motor Co. Ltd., Class H 36,500 59,306
Gree Electric Appliances, Inc. of Zhuhai, Class A 4,800 29,661
Greenland Holdings Corp. Ltd., Class A
(a)
9,900 2,508
Greentown China Holdings Ltd. 18,500 20,396
GRG Banking Equipment Co. Ltd., Class A 3,500 5,362
Guangdong Haid Group Co. Ltd., Class A 800 5,469
Guangdong Land Holdings Ltd.
(a)
6,948 178
Guanghui Energy Co. Ltd., Class A 3,700 3,102

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Guangshen Railway Co. Ltd., Class H 38,000 10,193
Guangzhou Automobile Group Co. Ltd., Class H 60,000 23,487
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A 300 1,111
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H 4,000 8,974
Guangzhou Haige Communications Group, Inc., Co., Class A 4,300 6,114
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 200 673
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A 1,000 4,829
Guangzhou Tinci Materials Technology Co. Ltd., Class A 2,400 6,039
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A 7,300 6,481
Guosen Securities Co. Ltd., Class A 4,800 6,825
Guoyuan Securities Co. Ltd., Class A 5,900 6,440
H World Group Ltd.
(c)
24,000 77,776
Haidilao International Holding Ltd.
(b)
27,000 50,246
Haier Smart Home Co. Ltd., Class A 33,000 108,848
Haier Smart Home Co. Ltd., Class A 5,900 22,554
Hainan Airlines Holding Co. Ltd., Class A
(a)
32,000 7,180
Hainan Airport Infrastructure Co. Ltd., Class A
(a)
3,900 1,960
Haitian International Holdings Ltd. 9,000 23,853
Hangcha Group Co. Ltd., Class A 2,500 6,596
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A 5,900 6,985
Hangzhou First Applied Material Co. Ltd., Class A 2,279 4,568
Hangzhou Lion Microelectronics Co. Ltd., Class A 2,400 7,549
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 2,840
Hangzhou Robam Appliances Co. Ltd., Class A 2,000 5,751
Hangzhou Silan Microelectronics Co. Ltd., Class A
(a)
2,000 6,902
Hangzhou Tigermed Consulting Co. Ltd., Class A 700 4,722
Hangzhou Tigermed Consulting Co. Ltd., Class H
(b)
800 2,880
Han's Laser Technology Industry Group Co. Ltd., Class A 2,600 9,173
Hansoh Pharmaceutical Group Co. Ltd.
(b)
12,000 27,537
Haohua Chemical Science & Technology Co. Ltd., Class A 1,900 7,383
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A 2,500 6,463
Hebei Sinopack Electronic Technology Co. Ltd., Class A 200 1,355
Heilongjiang Agriculture Co. Ltd., Class A 4,000 7,835
Henan Shenhuo Coal & Power Co. Ltd., Class A 2,800 7,119
Henan Shuanghui Investment & Development Co. Ltd., Class A 2,800 10,160
Hengan International Group Co. Ltd. 11,500 31,438
Hengdian Group DMEGC Magnetics Co. Ltd., Class A 2,700 4,783
Hengli Petrochemical Co. Ltd., Class A 4,100 8,454
Hengtong Optic-Electric Co. Ltd., Class A 3,300 7,109
Hengyi Petrochemical Co. Ltd., Class A 4,800 4,050
Hisense Home Appliances Group Co. Ltd., Class A 1,500 6,554
Hisense Home Appliances Group Co. Ltd., Class H 5,000 17,326
Hithink RoyalFlush Information Network Co. Ltd., Class A 500 19,212
HLA Group Corp. Ltd., Class A 7,200 8,669
Hongta Securities Co. Ltd., Class A 4,800 5,200
Hoshine Silicon Industry Co. Ltd., Class A 200 1,430
Hua Hong Semiconductor Ltd.
(b)
10,000 29,326
Huadian Power International Corp. Ltd., Class A 4,100 2,918
Huadian Power International Corp. Ltd., Class H 18,000 8,802
Huadong Medicine Co. Ltd., Class A 1,900 9,102
Huafa Industrial Co. Ltd. Zhuhai 1,000 732
Huafon Chemical Co. Ltd., Class A 6,600 7,341
Huaibei Mining Holdings Co. Ltd., Class A 200 390
Hualan Biological Engineering, Inc., Class A 3,100 6,747
Huaneng Lancang River Hydropower, Inc., Class A 7,400 9,209
Huaneng Power International, Inc., Class A 7,400 6,560
Huaneng Power International, Inc., Class H
(c)
64,000 33,513

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Huatai Securities Co. Ltd., Class A 4,200 9,823
Huatai Securities Co. Ltd., Class H
(b)
20,000 34,191
Huaxi Securities Co. Ltd., Class A 6,300 6,972
Huaxia Bank Co. Ltd., Class A 17,600 18,413
Huaxia Eye Hospital Group Co. Ltd., Class A 2,100 5,079
Huayu Automotive Systems Co. Ltd., Class A 1,000 2,313
Hubei Feilihua Quartz Glass Co. Ltd., Class A 800 4,130
Hubei Xingfa Chemicals Group Co. Ltd., Class A 2,200 6,623
Huizhou Desay SV Automaotive Co. Ltd., Class A 500 7,468
Humanwell Healthcare Group Co. Ltd., Class A 2,500 7,478
Hunan Valin Steel Co. Ltd., Class A 8,400 5,238
Hundsun Technologies, Inc., Class A 1,300 4,642
Hwatsing Technology Co. Ltd., Class A 233 5,080
Hygon Information Technology Co. Ltd., Class A 2,121 37,372
IEIT SYSTEMS Co. Ltd., Class A 700 5,005
iFlytek Co. Ltd., Class A 2,400 16,743
IMEIK Technology Development Co. Ltd., Class A 280 6,553
Industrial & Commercial Bank of China Ltd., Class A 55,100 51,728
Industrial & Commercial Bank of China Ltd., Class H 981,000 666,036
Industrial Bank Co. Ltd., Class A 17,500 48,926
Industrial Securities Co. Ltd., Class A 6,400 5,260
Ingenic Semiconductor Co. Ltd., Class A 100 886
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A
(a)
48,700 11,933
Inner Mongolia Erdos Resources Co. Ltd., Class B 6,200 5,363
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A 10,100 7,271
Inner Mongolia Yili Industrial Group Co. Ltd., Class A 4,600 17,622
Inner Mongolia Yitai Coal Co. Ltd., Class B 14,900 30,932
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A 6,100 4,828
Innovent Biologics, Inc.
(a)(b)
17,000 72,110
iQIYI, Inc., ADR
(a)
7,104 15,416
iSoftStone Information Technology Group Co. Ltd., Class A 800 5,911
J&T Global Express Ltd.
(a)
83,200 66,418
JA Solar Technology Co. Ltd., Class A 3,676 6,305
Jason Furniture Hangzhou Co. Ltd., Class A 800 3,224
JCET Co. Ltd., Class A 2,300 12,294
JD Health International, Inc.
(a)(b)
15,300 62,935
JD Logistics, Inc.
(a)(b)
22,500 38,522
JD.com, Inc., Class A 39,916 803,791
Jiangsu Eastern Shenghong Co. Ltd., Class A 4,800 5,663
Jiangsu Expressway Co. Ltd., Class H 18,000 19,891
Jiangsu Hengli Hydraulic Co. Ltd., Class A 944 8,068
Jiangsu Hengrui Pharmaceuticals  Co. Ltd., Class A 6,240 38,353
Jiangsu Hoperun Software Co. Ltd., Class A 600 3,950
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,000 5,985
Jiangsu Pacific Quartz Co. Ltd., Class A 100 362
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A 1,000 10,792
Jiangsu Yangnong Chemical Co. Ltd., Class A 700 5,365
Jiangsu Yoke Technology Co. Ltd., Class A 600 4,939
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A 1,000 4,932
Jiangsu Zhongtian Technology Co. Ltd., Class A
(a)
4,200 7,886
Jiangxi Copper Co. Ltd., Class A 4,000 11,618
Jiangxi Copper Co. Ltd., Class H 9,000 14,185
Jiangxi Special Electric Motor Co. Ltd., Class A
(a)
800 766
Jiangxi Zhengbang Technology Co. Ltd., Class A
(a)
14,400 5,451
Jinduicheng Molybdenum Co. Ltd., Class A 3,800 5,498
JiuGui Liquor Co. Ltd., Class A 500 3,062
Joincare Pharmaceutical Group Industry Co. Ltd., Class A 3,800 5,696

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Jonjee High-Tech Industrial & Commercial Holding Co. Ltd., Class A 1,900 5,524
Juneyao Airlines Co. Ltd., Class A 3,500 6,379
Kanzhun Ltd., ADR
(a)
4,231 60,969
KE Holdings, Inc., Class A 23,600 136,604
Keda Clean Energy Co. Ltd., Class A 3,500 3,903
Kingdee International Software Group Co. Ltd.
(a)
42,000 55,414
Kingfa Sci & Tech Co. Ltd., Class A 2,100 2,688
Kingnet Network Co. Ltd., Class A 2,100 4,009
Kingsoft Corp. Ltd. 14,200 71,259
Kuaishou Technology, Class B
(a)(b)
30,000 162,098
Kuang-Chi Technologies Co. Ltd., Class A 2,500 13,989
Kunlun Tech Co. Ltd., Class A 1,900 9,648
Kweichow Moutai Co. Ltd., Class A 1,100 217,287
Lao Feng Xiang Co. Ltd., Class B 3,500 12,589
Laopu Gold Co. Ltd., Class H
(a)
300 16,017
LB Group Co. Ltd., Class A 4,100 10,238
Lenovo Group Ltd. 98,000 116,846
Lens Technology Co. Ltd., Class A 4,800 17,186
Lepu Medical Technology Beijing Co. Ltd., Class A 2,800 3,997
Levima Advanced Materials Corp., Class A 1,000 1,805
Li Auto, Inc., Class A
(a)
16,400 193,434
Li Ning Co. Ltd. 33,000 67,850
Liaoning Port Co. Ltd., Class A 17,800 3,871
Lingyi iTech Guangdong Co., Class A 7,800 9,137
Livzon Pharmaceutical Group, Inc., Class H 3,900 13,189
Longfor Group Holdings Ltd.
(b)
29,000 36,550
LONGi Green Energy Technology Co. Ltd., Class A 6,736 13,816
Loongson Technology Corp Ltd, Class A
(a)
333 5,358
Lufax Holding Ltd., ADR 3,444 7,956
Luxshare Precision Industry Co. Ltd., Class A 6,500 35,960
Luzhou Laojiao Co. Ltd., Class A 900 14,315
Mango Excellent Media Co. Ltd., Class A 2,300 8,795
Maxscend Microelectronics Co. Ltd., Class A 400 4,314
Meihua Holdings Group Co. Ltd., Class A 4,600 6,351
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A 10,400 6,242
Meituan, Class B
(a)(b)
73,870 1,405,043
Metallurgical Corp. of China Ltd., Class A 14,900 6,358
Metallurgical Corp. of China Ltd., Class H 39,000 7,608
Midea Group Co. Ltd., Class A 6,300 64,071
Ming Yang Smart Energy Group Ltd., Class A 300 429
MINISO Group Holding Ltd. 6,600 38,033
Minth Group Ltd.
(a)
10,000 19,893
Montage Technology Co. Ltd., Class A 1,310 12,269
Muyuan Foods Co. Ltd., Class A 4,120 21,103
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A 3,300 6,137
Nanjing Securities Co. Ltd., Class A 6,500 7,516
NARI Technology Co. Ltd., Class A 6,044 19,202
National Silicon Industry Group Co. Ltd., Class A 2,758 6,769
NAURA Technology Group Co. Ltd., Class A 400 20,758
NavInfo Co. Ltd., Class A
(a)
4,600 5,496
NetEase Cloud Music, Inc.
(a)(b)
550 8,626
NetEase, Inc. 25,500 526,914
New China Life Insurance Co. Ltd., Class A 2,500 16,391
New China Life Insurance Co. Ltd., Class H 12,200 38,049
New Hope Liuhe Co. Ltd., Class A
(a)
12,300 14,714
New Oriental Education & Technology Group, Inc. 20,300 98,613
Ninestar Corp., Class A
(a)
300 1,051

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Ningbo Deye Technology Co. Ltd., Class A 116 1,355
Ningbo Shanshan Co. Ltd., Class A 1,000 958
Ningbo Tuopu Group Co. Ltd., Class A 2,540 22,961
Ningbo Zhoushan Port Co. Ltd., Class A 3,700 1,849
Ningxia Baofeng Energy Group Co. Ltd., Class A 8,200 19,787
NIO, Inc., Class A
(a)
18,970 82,901
Nongfu Spring Co. Ltd., Class H
(b)
25,200 118,212
North Industries Group Red Arrow Co. Ltd., Class A 3,300 6,182
OFILM Group Co. Ltd., Class A
(a)
800 1,296
Onewo, Inc., Class H 6,100 17,224
Oppein Home Group, Inc., Class A 700 6,302
Orient Securities Co. Ltd., Class A 3,692 4,950
Orient Securities Co. Ltd., Class H
(b)
7,200 4,620
Oriental Pearl Group Co. Ltd., Class A 8,400 8,591
Ovctek China, Inc., Class A 2,600 5,941
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A
(a)
10,700 4,036
People.cn Co. Ltd., Class A 900 2,770
Perfect World Co. Ltd., Class A 300 432
PetroChina Co. Ltd., Class A 18,000 20,640
PetroChina Co. Ltd., Class H 308,000 236,783
Pharmaron Beijing Co. Ltd., Class A 1,000 3,421
Pharmaron Beijing Co. Ltd., Class H
(b)
4,000 7,239
PICC Property & Casualty Co. Ltd., Class H 92,000 149,248
Ping An Bank Co. Ltd., Class A 14,700 23,210
Ping An Insurance Group Co. of China Ltd., Class A 10,600 74,197
Ping An Insurance Group Co. of China Ltd., Class H 90,500 506,417
Piotech, Inc., Class A 263 5,164
Poly Developments and Holdings Group Co. Ltd., Class A 14,400 16,492
Poly Property Services Co. Ltd., Class H 3,800 13,314
Pop Mart International Group Ltd.
(b)
9,800 118,230
Postal Savings Bank of China Co. Ltd., Class A 17,700 13,181
Postal Savings Bank of China Co. Ltd., Class H
(b)
139,000 82,776
Power Construction Corp. of China Ltd., Class A 8,800 6,154
Qifu Technology, Inc., ADR 1,000 39,900
Quinghai Salt Lake Industry Co. Ltd., Class A
(a)
8,300 18,886
Range Intelligent Computing Technology Group Co. Ltd., Class A 700 5,745
Raytron Technology Co. Ltd., Class A 1,540 10,561
Remegen Co. Ltd., Class H
(a)(b)
2,000 3,409
Rongsheng Petrochemical Co. Ltd., Class A 7,500 9,116
SAIC Motor Corp. Ltd., Class A 7,400 17,480
Sailun Group Co. Ltd., Class A 3,900 8,225
Sanan Optoelectronics Co. Ltd., Class A 4,300 6,783
Sangfor Technologies, Inc., Class A 500 4,098
Sany Heavy Equipment International Holdings Co. Ltd. 10,000 6,468
Sany Heavy Industry Co. Ltd., Class A 6,500 14,406
Satellite Chemical Co. Ltd., Class A 2,442 6,733
SDIC Capital Co. Ltd., Class A 8,100 7,917
SDIC Power Holdings Co. Ltd., Class A 6,900 13,687
Sealand Securities Co. Ltd., Class A 5,300 2,918
Sensetime Group, Inc., Class B
(a)(b)
340,000 70,255
Seres Group Co. Ltd., Class A 1,400 25,591
SF Holding Co. Ltd., Class A
(a)
4,300 23,268
SG Micro Corp., Class A 500 5,810
Shaanxi Coal Industry Co. Ltd., Class A 7,300 21,856
Shaanxi Energy Investment Co. Ltd., Class A 4,800 6,105
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A 500 466
Shandong Gold Mining Co. Ltd., Class A 3,900 13,062

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Shandong Gold Mining Co. Ltd., Class H
(b)
11,150 19,090
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A 1,000 2,888
Shandong Linglong Tyre Co. Ltd., Class A 2,600 6,478
Shandong Nanshan Aluminum Co. Ltd., Class A 22,400 12,519
Shandong Sinocera Functional Material Co. Ltd., Class A 2,000 4,680
Shandong Sun Paper Industry JSC Ltd., Class A 3,300 6,346
Shandong Weifang Rainbow Chemical Co. Ltd., Class A 100 673
Shandong Weigao Group Medical Polymer Co. Ltd., Class H 27,200 16,966
Shanghai Aiko Solar Energy Co. Ltd., Class A
(a)
3,600 5,208
Shanghai Bairun Investment Holding Group Co. Ltd., Class A
(a)
600 2,006
Shanghai Baosight Software Co. Ltd., Class A 2,333 9,275
Shanghai Baosight Software Co. Ltd., Class B 8,204 13,126
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A 230 6,305
Shanghai Electric Group Co. Ltd., Class A
(a)
9,000 8,945
Shanghai Electric Group Co. Ltd., Class H
(a)
32,000 10,842
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A 500 1,638
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H 5,000 8,394
Shanghai Fudan Microelectronics Group Co. Ltd., Class A 2,251 10,904
Shanghai International Airport Co. Ltd., Class A 2,700 12,325
Shanghai International Port Group Co. Ltd., Class A 8,800 7,171
Shanghai Jinjiang International Hotels Co. Ltd., Class A 2,400 8,709
Shanghai Junshi Biosciences Co. Ltd., Class H
(a)(b)
600 847
Shanghai Lingang Holdings Corp., Ltd., Class A 100 134
Shanghai Pharmaceuticals Holding Co. Ltd., Class H 13,500 21,415
Shanghai Pudong Development Bank Co. Ltd., Class A 24,000 35,185
Shanghai Putailai New Energy Technology Co. Ltd., Class A 730 1,480
Shanghai RAAS Blood Products Co. Ltd., Class A 10,000 9,595
Shanghai Rural Commercial Bank Co. Ltd., Class A 7,900 9,080
Shanghai United Imaging Healthcare Co. Ltd. 645 11,044
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A 6,800 5,270
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A 200 663
Shanghai Zhonggu Logistics Co. Ltd., Class A
(a)
3,700 4,742
Shanxi Coking Coal Energy Group Co. Ltd., Class A 7,600 7,752
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A 2,400 4,156
Shanxi Meijin Energy Co. Ltd., Class A
(a)
7,100 4,027
Shanxi Securities Co. Ltd., Class A 10,000 8,273
Shanxi Taigang Stainless Steel Co. Ltd., Class A
(a)
14,800 6,927
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 860 20,362
Shede Spirits Co. Ltd., Class A 600 4,415
Shenergy Co. Ltd., Class A 6,700 8,024
Shengyi Technology Co. Ltd., Class A 3,600 14,778
Shennan Circuits Co. Ltd., Class A 200 3,593
Shenwan Hongyuan Group Co. Ltd., Class A 21,300 14,690
Shenyang Xingqi Pharmaceutical Co. Ltd., Class A 500 4,804
Shenzhen Capchem Technology Co. Ltd., Class A 900 4,128
Shenzhen Energy Group Co. Ltd., Class A 8,800 7,426
Shenzhen Goodix Technology Co. Ltd., Class A 400 4,348
Shenzhen Han's CNC Technology Co. Ltd., Class A
(a)
900 4,715
Shenzhen Huaqiang Industry Co. Ltd., Class A 1,200 3,362
Shenzhen Infogem Technologies Co. Ltd., Class A
(a)
800 4,195
Shenzhen Inovance Technology Co. Ltd., Class A 2,100 17,399
Shenzhen Kaifa Technology Co. Ltd., Class A 2,000 5,258
Shenzhen Kangtai Biological Products Co. Ltd., Class A 1,900 3,758
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 1,000 31,991
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A 600 5,112
Shenzhen Overseas Chinese Town Co. Ltd., Class A
(a)
8,300 2,788
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A 2,000 8,215

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Shenzhen SED Industry Co. Ltd., Class A 700 1,571
Shenzhen Transsion Holdings Co. Ltd., Class A 741 10,240
Shenzhou International Group Holdings Ltd. 10,800 81,295
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A 1,300 3,184
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A 2,300 4,309
Sichuan Biokin Pharmaceutical Co. Ltd., Class A
(a)
241 6,397
Sichuan Changhong Electric Co. Ltd., Class A 2,900 3,433
Sichuan Chuantou Energy Co. Ltd., Class A 7,300 15,968
Sichuan Hebang Corp. Ltd., Class A 20,400 5,335
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 2,300 8,906
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.
(a)
400 8,178
Sichuan Road and Bridge Group Co. Ltd., Class A 5,860 5,792
Sichuan Swellfun Co. Ltd., Class A 800 5,101
Sieyuan Electric Co. Ltd., Class A 800 8,896
Silergy Corp. 5,000 60,040
Sinolink Securities Co. Ltd., Class A 6,100 6,902
Sinoma International Engineering Co., Class A 3,800 5,001
Sinoma Science & Technology Co. Ltd., Class A 3,000 5,026
Sinomach Heavy Equipment Group Co. Ltd., Class A
(a)
19,800 7,877
Sinopec Shanghai Petrochemical Co. Ltd., Class H
(a)
86,000 13,355
Sinopharm Group Co. Ltd., Class H 20,800 54,859
Sinotrans Ltd., Class H 32,000 15,237
Sinotruk Hong Kong Ltd. 9,000 26,163
Skshu Paint Co. Ltd., Class A 300 1,758
Smoore International Holdings Ltd.
(b)(c)
31,000 49,972
Songcheng Performance Development Co. Ltd., Class A 4,100 5,068
SooChow Securities Co. Ltd., Class A 6,300 6,504
Spring Airlines Co. Ltd., Class A 400 2,972
StarPower Semiconductor Ltd., Class A 140 1,619
State Grid Information & Communication Co. Ltd., Class A 300 735
Sungrow Power Supply Co. Ltd., Class A 1,680 16,674
Sunny Optical Technology Group Co. Ltd. 9,400 83,666
Sunresin New Materials Co. Ltd., Class A 600 4,064
Sunshine Insurance Group Co. Ltd. 19,500 7,008
Sunwoda Electronic Co. Ltd., Class A 1,200 3,540
SUPCON Technology Co. Ltd., Class A 614 4,247
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A 600 2,767
Suzhou Maxwell Technologies Co. Ltd., Class A 300 3,818
Suzhou TFC Optical Communication Co. Ltd., Class A 280 3,885
TAL Education Group, ADR
(a)
5,953 72,805
Talkweb Information System Co. Ltd., Class A
(a)
1,800 4,182
Tangshan Jidong Cement Co. Ltd., Class A
(a)
8,400 5,735
TBEA Co. Ltd., Class A 2,820 4,643
TCL Technology Group Corp., Class A 21,300 14,690
Tencent Holdings Ltd. 86,000 4,428,256
Tencent Music Entertainment Group, Class A
(c)
19,200 110,889
The People's Insurance Company Group of China Ltd., Class A 10,300 10,152
The People's Insurance Company Group of China Ltd., Class H 128,000 65,383
Thunder Software Technology Co. Ltd., Class A 400 3,422
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A 4,350 5,000
Tianqi Lithium Corp., Class A 2,100 8,840
Tianqi Lithium Corp., Class H 1,400 4,043
Tianshan Aluminum Group Co. Ltd., Class A 6,100 7,666
Tingyi Cayman Islands Holding Corp. 20,000 30,443
Tongcheng Travel Holdings Ltd. 18,800 47,195
TongKun Group Co. Ltd., Class A 3,800 6,240
Tongling Nonferrous Metals Group Co. Ltd., Class A 18,600 8,372

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Tongwei Co. Ltd., Class A 4,300 12,111
Topchoice Medical Corp., Class A 280 1,581
Topsports International Holdings Ltd.
(b)
14,000 5,157
Travelsky Technology Ltd., Class H 19,000 23,337
Trina Solar Co. Ltd., Class A 2,220 5,262
Trip.com Group Ltd.
(a)
7,950 559,141
Tsingtao Brewery Co. Ltd., Class A 300 2,871
Tsingtao Brewery Co. Ltd., Class H
(c)
8,000 49,078
UBTech Robotics Corp. Ltd.
(a)
600 5,491
Unigroup Guoxin Microelectronics Co. Ltd., Class A 279 2,271
Uni-President China Holdings Ltd. 24,000 24,241
Unisplendour Corp. Ltd., Class A 3,900 13,518
United Nova Technology Co. Ltd., Class A
(a)
8,938 5,672
Venustech Group, Inc., Class A 2,000 4,124
Verisilicon Microelectronics Shanghai Co. Ltd., Class A
(a)
409 2,758
Victory Giant Technology Huizhou Co. Ltd., Class A 1,100 8,060
Vipshop Holdings Ltd., ADR 5,068 72,827
Wanda Film Holding Co. Ltd., Class A
(a)
3,100 4,694
Wangfujing Group Co. Ltd., Class A 2,300 4,163
Wanhua Chemical Group Co. Ltd., Class A 2,800 26,414
Weibo Corp., ADR 1,288 12,648
Weichai Power Co. Ltd., Class A 7,100 14,074
Weichai Power Co. Ltd., Class H 28,000 48,514
Weihai Guangwei Composites Co. Ltd., Class A 2,100 8,802
Wens Foodstuffs Group Co. Ltd., Class A 6,600 14,654
Western Mining Co. Ltd., Class A 3,600 8,638
Western Securities Co. Ltd., Class A 7,400 7,762
Will Semiconductor Ltd., Class A 1,040 15,105
Wingtech Technology Co. Ltd., Class A 1,000 4,633
Wintime Energy Group Co. Ltd., Class A 41,700 8,955
Wuhan Guide Infrared Co. Ltd., Class A 7,200 6,462
Wuliangye Yibin Co. Ltd., Class A 3,000 52,529
WUS Printed Circuit Kunshan Co. Ltd., Class A 2,800 16,030
WuXi AppTec Co. Ltd., Class A 3,740 28,501
WuXi AppTec Co. Ltd., Class H
(b)
4,100 29,047
WuXi Biologics Cayman, Inc.
(a)(b)(c)
47,500 112,294
WuXi Lead Intelligent Equipment Co. Ltd., Class A 2,200 5,887
WuXi XDC Cayman, Inc.
(a)
2,500 8,952
XCMG Construction Machinery Co. Ltd., Class A 8,700 9,150
Xiamen Faratronic Co. Ltd., Class A 300 5,090
Xiamen Tungsten Co. Ltd., Class A 2,800 7,493
Xiaomi Corp., Class B
(a)(b)
226,400 1,112,881
Xinhu Zhongbao Co. Ltd., Class A
(a)
16,400 6,502
Xinjiang Daqo New Energy Co. Ltd., Class A 1,439 4,231
Xinjiang Tianshan Cement Co. Ltd., Class A 2,400 1,758
Xinyi Solar Holdings Ltd. 58,266 23,855
XPeng, Inc., Class A
(a)
16,100 121,913
XtalPi Holdings Ltd.
(a)
21,000 14,015
Yadea Group Holdings Ltd.
(b)
14,000 23,143
Yankuang Energy Group Co. Ltd., Class A 2,360 4,376
Yankuang Energy Group Co. Ltd., Class H 52,400 55,348
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 2,000 11,467
Yealink Network Technology Corp., Ltd., Class A 1,000 5,656
Yifeng Pharmacy Chain Co. Ltd., Class A 1,020 3,215
Yihai Kerry Arawana Holdings Co. Ltd., Class A 1,000 4,209
Yintai Gold Co. Ltd., Class A 3,300 7,582
Yongan Futures Co. Ltd., Class A 4,200 7,175

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
China – 24.8% (continued)
Yonghui Superstores Co. Ltd., Class A
(a)
12,100 9,094
YongXing Special Materials Technology Co. Ltd., Class A 330 1,754
Yonyou Network Technology Co. Ltd., Class A
(a)
5,800 8,711
Youngor Fashion Co. Ltd., Class A 6,800 7,638
YTO Express Group Co. Ltd., Class A 3,100 5,876
Yunda Holding Co. Ltd., Class A 5,800 6,012
Yunnan Aluminium Co. Ltd., Class A 2,800 6,352
Yunnan Baiyao Group Co. Ltd., Class A 1,980 15,786
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A 600 3,251
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A 8,600 6,558
Yunnan Energy New Material Co. Ltd., Class A 900 3,580
Yunnan Tin Co. Ltd., Class A 3,200 6,365
Yunnan Yuntianhua Co. Ltd., Class A 2,800 8,888
Yutong Bus Co. Ltd., Class A 100 392
Zai Lab Ltd.
(a)(c)
14,700 39,431
Zangge Mining Co. Ltd., Class A 2,400 10,162
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A 400 11,151
Zhaojin Mining Industry Co. Ltd., Class H
(c)
21,500 33,499
Zhejiang China Commodities City Group Co. Ltd., Class A 2,100 3,720
Zhejiang Chint Electrics Co. Ltd., Class A 2,900 8,830
Zhejiang Dahua Technology Co. Ltd., Class A 3,000 6,256
Zhejiang Expressway Co. Ltd., Class H 38,000 27,311
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A 3,100 6,619
Zhejiang Huayou Cobalt Co. Ltd., Class A 1,050 4,223
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A 400 717
Zhejiang Juhua Co. Ltd., Class A 3,700 13,074
Zhejiang Leapmotor Technology Co. Ltd.
(a)(b)
9,900 40,977
Zhejiang Longsheng Group Co. Ltd., Class A 4,000 5,324
Zhejiang NHU Co. Ltd., Class A 3,280 10,163
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A 7,500 7,330
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 3,400 14,308
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A 100 595
Zhejiang Supor Co. Ltd., Class A 700 5,120
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A 1,000 2,337
Zhejiang Weiming Environment Protection Co. Ltd., Class A 2,400 6,687
Zhejiang Weixing New Building Materials Co. Ltd., Class A 2,800 4,687
Zhejiang Zheneng Electric Power Co. Ltd., Class A 8,100 5,976
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H 6,800 8,902
Zheshang Securities Co. Ltd., Class A 6,600 10,257
ZhongAn Online P&C Insurance Co. Ltd., Class H
(a)(b)
10,200 15,788
Zhongji Innolight Co. Ltd., Class A 840 13,277
Zhongjin Gold Corp. Ltd., Class A 6,000 10,844
Zhongsheng Group Holdings Ltd. 9,500 14,973
Zhongtai Securities Co. Ltd., Class A 11,400 9,745
Zhuzhou CRRC Times Electric Co. Ltd., Class A 2,457 15,659
Zhuzhou CRRC Times Electric Co. Ltd., Class H 4,100 15,813
Zijin Mining Group Co. Ltd., Class A 17,500 39,121
Zijin Mining Group Co. Ltd., Class H 80,000 149,494
ZJLD Group, Inc.
(b)
6,400 5,462
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A 8,200 8,263
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H 21,400 15,848
ZTE Corp., Class A 4,300 23,665
ZTE Corp., Class H 11,600 40,346
ZTO Express Cayman, Inc. 5,900 114,341
28,939,172

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Colombia – 0.1%
Bancolombia SA 3,388 35,347
Ecopetrol SA 71,592 33,500
Grupo Argos SA/Colombia 5,540 26,135
Interconexion Electrica SA ESP 5,524 24,503
119,485
Czech Republic – 0.1%
CEZ AS
(c)
2,394 105,126
Komercni Banka AS 920 33,830
138,956
Egypt – 0.1%
Commercial International Bank Egypt SAE 35,744 54,224
Eastern Co. SAE 22,796 13,220
Elsewedy Electric Co. 6,031 9,954
Ezz Steel Co. SAE
(a)
3,460 9,204
Misr Fertilizers Production Co. SAE 6,208 5,054
Talaat Moustafa Group 11,870 12,919
104,575
Greece – 0.5%
Alpha Services And Holdings SA 28,657 53,146
Athens International Airport SA 605 5,390
Eurobank Ergasias Services & Holdings SA 37,800 95,212
Hellenic Telecommunications Organization SA 2,680 40,676
Jumbo SA 1,547 42,135
Metlen Energy & Metals SA 1,601 57,852
Motor Oil Hellas Corinth Refineries SA 619 13,745
National Bank of Greece SA 10,303 89,754
OPAP SA 3,031 52,179
Piraeus Financial Holdings SA 11,258 51,272
Public Power Corp. SA 3,018 41,382
Star Bulk Carriers Corp. 1,020 15,677
Terna Energy SA 902 18,754
577,174
Hong Kong – 0.9%
Beijing Enterprises Holdings Ltd.
(c)
5,000 17,134
Beijing Enterprises Water Group Ltd. 74,000 20,514
BOC Hong Kong Holdings Ltd. 49,500 160,413
Brilliance China Automotive Holdings Ltd. 36,000 17,511
C&D International Investment Group Ltd. 9,812 16,094
China Everbright Environment Group Ltd. 65,000 28,364
China Medical System Holdings Ltd. 14,000 12,614
China Merchants Port Holdings Co. Ltd. 16,000 26,942
China Overseas Land & Investment Ltd. 56,000 88,834
China Overseas Property Holdings Ltd. 20,000 12,347
China Power International Development Ltd. 73,000 27,170
China Resources Beer Holdings Co. Ltd.
(c)
20,500 61,698
China Resources Gas Group Ltd. 12,700 43,112
China Resources Land Ltd. 42,000 126,944
China Resources Power Holdings Co. Ltd.
(c)
24,000 53,227
China Ruyi Holdings Ltd.
(a)
108,000 34,514
China State Construction International Holdings Ltd. 18,000 26,382
China Taiping Insurance Holdings Co. Ltd. 24,200 35,966
China Traditional Chinese Medicine Holdings Co. Ltd.
(a)
52,000 12,747
Far East Horizon Ltd. 8,000 5,883
Guangdong Investment Ltd. 36,000 27,168
Kunlun Energy Co. Ltd. 60,000 57,369
Orient Overseas International Ltd. 1,500 20,041

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Hong Kong – 0.9% (continued)
Shandong Hi-Speed Holdings Group Ltd.
(a)(c)
46,000 35,305
Want Want China Holdings Ltd. 48,000 29,201
Yuexiu Property Co. Ltd.
(c)
19,000 11,827
1,009,321
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC 5,898 43,289
OTP Bank NYRT 3,496 217,095
Richter Gedeon NYRT 2,000 51,922
312,306
India – 19.3%
ABB India Ltd. 705 47,816
ACC Ltd. 1,039 24,083
Adani Energy Solutions Ltd.
(a)
4,818 41,627
Adani Enterprises Ltd. 4,505 118,991
Adani Green Energy Ltd.
(a)
4,277 49,258
Adani Ports & Special Economic Zone Ltd. 10,432 132,405
Adani Power Ltd.
(a)
13,133 77,813
Adani Total Gas Ltd. 3,321 24,657
Adani Wilmar Ltd.
(a)
1,121 3,451
Aditya Birla Capital Ltd.
(a)
7,445 15,419
Alkem Laboratories Ltd. 446 26,070
Ambuja Cements Ltd. 9,476 56,101
APL Apollo Tubes Ltd. 2,457 42,821
Apollo Hospitals Enterprise Ltd. 1,461 114,876
Ashok Leyland Ltd. 16,955 42,444
Asian Paints Ltd. 5,690 151,144
Astral Ltd. 1,753 30,506
AU Small Finance Bank Ltd.
(b)
6,801 47,186
Aurobindo Pharma Ltd. 4,142 56,040
Avenue Supermarts Ltd.
(a)(b)
2,181 92,276
Axis Bank Ltd. 32,904 374,602
Bajaj Auto Ltd. 960 98,063
Bajaj Finance Ltd. 3,855 350,939
Bajaj Finserv Ltd. 5,634 112,926
Bajaj Holdings & Investment Ltd. 408 54,451
Balkrishna Industries Ltd. 1,121 35,866
Bandhan Bank Ltd.
(b)
11,724 20,490
Bank of Baroda 14,142 34,841
Bank of India 10,682 13,877
Bank of Maharashtra 12,023 7,119
Berger Paints India Ltd. 2,509 13,694
Bharat Dynamics Ltd. 1,321 19,903
Bharat Electronics Ltd. 52,228 176,463
Bharat Forge Ltd. 3,721 52,585
Bharat Heavy Electricals Ltd. 18,767 45,087
Bharat Petroleum Corp. Ltd. 27,579 83,135
Bharti Airtel Ltd. 36,663 688,382
Bharti Hexacom Ltd. 1,366 21,368
Biocon Ltd. 7,365 30,828
Bosch Ltd. 119 39,470
Britannia Industries Ltd. 1,658 98,191
BSE Ltd. 875 53,601
Canara Bank 25,662 27,633
CG Power & Industrial Solutions Ltd. 9,216 67,548
Cholamandalam Investment & Finance Co. Ltd. 6,176 91,685
Cipla Ltd. 7,763 132,592
Coal India Ltd. 31,031 141,834

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
India – 19.3% (continued)
Cochin Shipyard Ltd.
(b)
848 15,002
Coforge Ltd. 811 77,376
Colgate-Palmolive India Ltd. 1,988 64,760
Container Corp. of India Ltd. 3,965 35,710
Coromandel International Ltd. 1,305 27,264
Cummins India Ltd. 1,973 66,378
Dabur India Ltd. 8,463 51,770
Dalmia Bharat Ltd. 873 18,811
Deepak Nitrite Ltd. 1,132 30,394
Delhivery Ltd.
(a)
5,578 20,675
Divi's Laboratories Ltd. 1,793 115,461
Dixon Technologies India Ltd. 451 78,030
DLF Ltd. 9,837 84,615
Dr. Reddy's Laboratories Ltd. 8,360 117,496
Eicher Motors Ltd. 2,088 125,216
Embassy Office Parks REIT 9,991 42,695
Exide Industries Ltd. 5,317 22,989
FSN E-Commerce Ventures Ltd.
(a)
15,876 30,958
Gail India Ltd. 39,529 80,832
General Insurance Corp. of India
(b)
3,187 15,139
Gland Pharma Ltd.
(b)
925 16,283
GlaxoSmithKline Pharmaceuticals Ltd. 190 4,337
Glenmark Pharmaceuticals Ltd. 1,342 22,515
GMR Airports Infrastructure Ltd.
(a)
33,949 28,483
Godrej Consumer Products Ltd. 5,556 71,923
Godrej Properties Ltd.
(a)
1,611 43,326
Grasim Industries Ltd. 4,812 139,380
Gujarat Fluorochemicals Ltd. 527 21,767
Gujarat Gas Ltd. 2,674 15,004
Havells India Ltd. 3,177 57,447
HCL Technologies Ltd. 15,101 300,821
HDFC Asset Management Co. Ltd.
(b)
1,133 50,621
HDFC Bank Ltd. 80,270 1,574,285
HDFC Life Insurance Co. Ltd.
(b)
13,205 97,273
Hero Motocorp Ltd. 1,893 94,832
Hindalco Industries Ltd. 21,444 147,134
Hindustan Aeronautics Ltd. 2,431 110,492
Hindustan Petroleum Corp. Ltd. 14,729 60,920
Hindustan Unilever Ltd. 12,609 359,391
Hindustan Zinc Ltd. 3,116 16,194
Hitachi Energy India Ltd. 106 15,742
Honeywell Automation India Ltd. 33 15,420
Housing & Urban Development Corp. Ltd. 5,490 14,559
ICICI Bank Ltd. 74,278 1,074,342
ICICI Lombard General Insurance Co. Ltd.
(b)
3,584 76,901
ICICI Prudential Life Insurance Co. Ltd.
(b)
5,458 38,816
IDFC First Bank Ltd.
(a)
50,972 37,216
Indian Bank 3,221 20,667
Indian Oil Corp. Ltd. 53,248 78,990
Indian Railway Catering & Tourism Corp. Ltd. 4,419 41,952
Indian Railway Finance Corp. Ltd.
(b)
26,087 45,460
Indian Renewable Energy Development Agency Ltd.
(a)
7,153 16,691
Indraprastha Gas Ltd. 10,562 24,608
Indus Towers Ltd.
(a)
15,341 61,494
Indusind Bank Ltd. 8,098 92,670
Info Edge India Ltd. 1,107 98,713
Infosys Ltd. 51,095 1,108,896

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
India – 19.3% (continued)
InterGlobe Aviation Ltd.
(a)(b)
2,355 117,574
ITC Hotels Ltd.
(a)
4,283 8,058
ITC Ltd. 42,833 221,295
Jindal Stainless Ltd. 4,315 32,546
Jindal Steel & Power Ltd. 5,906 53,972
Jio Financial Services Ltd.
(a)
48,176 134,406
JSW Energy Ltd. 6,585 38,666
JSW Infrastructure Ltd. 2,932 9,309
JSW Steel Ltd. 14,318 156,212
Jubilant Foodworks Ltd. 4,550 36,976
Kalyan Jewellers India Ltd. 4,942 28,705
Kotak Mahindra Bank Ltd. 15,274 335,277
KPIT Technologies Ltd. 1,405 22,859
L&T Technology Services Ltd.
(b)
396 24,914
Larsen & Toubro Ltd. 9,673 398,395
Life Insurance Corp. of India 2,919 28,492
Linde India Ltd. 278 20,117
Lloyds Metals & Energy Ltd. 852 12,188
LTIMindtree Ltd.
(b)
1,398 95,455
Lupin Ltd. 3,426 82,290
Macrotech Developers Ltd.
(b)
3,407 47,378
Mahindra & Mahindra Financial Services Ltd. 6,235 20,512
Mahindra & Mahindra Ltd. 12,833 442,974
MakeMyTrip Ltd.
(a)
796 86,979
Mankind Pharma Ltd.
(a)
495 13,918
Marico Ltd. 6,649 51,482
Maruti Suzuki India Ltd. 1,943 276,156
Max Financial Services Ltd.
(a)
3,259 41,981
Max Healthcare Institute Ltd. 10,742 131,614
Mazagon Dock Shipbuilders Ltd. 848 24,461
Mphasis Ltd. 1,272 42,117
MRF Ltd. 31 40,669
Muthoot Finance Ltd. 1,386 36,144
Nestle India Ltd. 5,207 139,060
NHPC Ltd. 36,829 34,250
NMDC Ltd. 49,884 38,068
NTPC Ltd. 67,023 250,709
Oberoi Realty Ltd. 1,715 35,890
Oil & Natural Gas Corp. Ltd. 55,061 166,938
Oil India Ltd. 7,494 36,377
One 97 Communications Ltd.
(a)
4,294 38,458
Oracle Financial Services Software Ltd. 321 33,806
Page Industries Ltd. 65 33,562
Patanjali Foods Ltd. 1,288 27,132
PB Fintech Ltd.
(a)
3,252 64,833
Persistent Systems Ltd. 1,470 102,382
Petronet LNG Ltd. 9,127 33,319
PI Industries Ltd. 1,212 48,747
Pidilite Industries Ltd. 2,330 77,249
Polycab India Ltd. 631 43,987
Power Finance Corp. Ltd. 20,973 102,303
Power Grid Corp. of India Ltd. 66,452 231,426
Premier Energies Ltd.
(a)(b)
508 6,053
Prestige Estates Projects Ltd. 2,206 34,625
Procter & Gamble Hygiene & Health Care Ltd. 107 17,913
Punjab National Bank 30,993 36,211
Rail Vikas Nigam Ltd. 8,302 45,652

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
India – 19.3% (continued)
REC Ltd. 18,133 94,176
Reliance Industries Ltd. 97,748 1,427,688
Samvardhana Motherson International Ltd. 38,721 63,149
SBI Cards & Payment Services Ltd. 3,565 32,030
SBI Life Insurance Co. Ltd.
(b)
6,200 106,196
Schaeffler India Ltd. 569 22,505
Shree Cement Ltd. 126 40,434
Shriram Finance Ltd. 17,585 110,393
Siemens Ltd. 1,327 93,046
SJVN Ltd. 9,089 10,232
Solar Industries India Ltd. 340 40,018
Sona BLW Precision Forgings Ltd.
(b)
4,806 27,982
SRF Ltd. 2,124 68,903
State Bank of India 25,740 229,685
Steel Authority of India Ltd. 21,953 27,228
Sun Pharmaceutical Industries Ltd. 15,341 308,879
Sundaram Finance Ltd. 847 45,149
Supreme Industries Ltd. 855 39,177
Suzlon Energy Ltd.
(a)
144,457 97,015
Tata Communications Ltd. 1,666 31,410
Tata Consultancy Services Ltd. 14,513 689,054
Tata Consumer Products Ltd. 9,172 108,503
Tata Elxsi Ltd. 447 32,698
Tata Motors Ltd. 29,655 245,173
Tata Steel Ltd. 119,366 185,520
Tata Technologies Ltd. 417 3,792
Tech Mahindra Ltd. 8,780 169,733
The Indian Hotels Company Ltd., Class A 12,323 108,795
The Phoenix Mills Ltd. 2,490 47,198
The Tata Power Company Ltd. 25,249 106,253
Thermax Ltd. 504 22,481
Titan Co. Ltd. 5,238 211,068
Torrent Pharmaceuticals Ltd. 1,277 48,197
Torrent Power Ltd. 2,185 36,917
Trent Ltd. 2,638 175,220
Tube Investments of India Ltd. 1,472 56,457
TVS Motor Co. Ltd. 3,195 90,664
UltraTech Cement Ltd. 1,677 222,412
Union Bank of India Ltd. 21,272 28,363
United Breweries Ltd. 796 19,722
United Spirits Ltd. 4,496 73,916
UNO Minda Ltd. 2,094 22,860
UPL Ltd. 7,465 52,034
Varun Beverages Ltd. 17,047 105,638
Vedant Fashions Ltd. 450 4,851
Vedanta Ltd. 21,160 107,832
Vodafone Idea Ltd.
(a)
292,604 30,572
Voltas Ltd. 3,388 49,318
Wipro Ltd. 41,684 150,102
Yes Bank Ltd.
(a)
228,442 50,717
Zomato Ltd.
(a)
85,397 217,248
Zydus Lifesciences Ltd. 3,600 40,326
22,521,263
Indonesia – 1.6%
Adaro Energy Indonesia Tbk PT 117,200 16,753
Adaro Minerals Indonesia Tbk PT
(a)
103,400 6,375
Amman Mineral Internasional PT
(a)
172,600 79,682

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Indonesia – 1.6% (continued)
Astra International Tbk PT 282,500 83,190
Bank Central Asia Tbk PT 754,600 437,483
Bank Mandiri (Persero) Tbk PT 500,200 184,890
Bank Negara Indonesia (Persero) Tbk PT 219,900 64,351
Bank Rakyat Indonesia (Persero) Tbk PT 1,003,400 259,776
Barito Pacific Tbk PT 419,844 23,697
Barito Renewables Energy TBK PT 211,300 116,993
Chandra Asri Petrochemical Tbk PT 105,200 45,823
Charoen Pokphand Indonesia Tbk PT 92,000 26,358
Dayamitra Telekomunikasi PT 155,700 6,113
Dian Swastatika Sentosa Tbk PT
(a)
21,300 58,738
Goto Gojek Tokopedia Tbk PT, Class A
(a)
11,047,800 54,900
Indah Kiat Pulp & Paper Tbk PT 39,600 16,399
Indofood CBP Sukses Makmur Tbk PT 25,800 18,203
Indofood Sukses Makmur Tbk PT 61,100 29,426
Indosat Tbk PT 76,400 10,827
Kalbe Farma Tbk PT 229,800 17,834
Mayora Indah Tbk PT 49,200 7,395
Merdeka Battery Materials Tbk PT
(a)
175,100 4,104
Merdeka Copper Gold Tbk PT
(a)
142,000 13,634
Pantai Indah Kapuk Dua Tbk PT 23,100 16,404
Petrindo Jaya Kreasi Tbk PT
(a)
19,200 16,991
Sarana Menara Nusantara Tbk PT 299,600 11,672
Sumber Alfaria Trijaya Tbk PT 274,100 48,262
Telekomunikasi Indonesia (Persero) Tbk PT 663,600 108,293
Trimegah Bangun Persada Tbk PT 156,200 6,756
Unilever Indonesia Tbk PT 29,700 2,970
United Tractors Tbk PT 20,300 30,979
Vale Indonesia Tbk PT
(a)
5,500 1,012
1,826,283
Ireland – 0.9%
PDD Holdings, Inc., ADR
(a)
9,347 1,046,023
Kuwait – 0.8%
Agility Public Warehousing Co. KSCP 21,755 17,771
Al Ahli Bank of Kuwait KSCP 6,717 6,467
Boubyan Bank KSCP 15,130 30,799
Gulf Bank KSCP 39,483 39,419
Kuwait Finance House KSCP 161,633 411,811
Mabanee Co. KPSC 11,950 30,834
Mobile Telecommunications Co. KSCP 25,709 37,834
National Bank of Kuwait SAKP 106,913 334,081
909,016
Luxembourg – 0.0%
Reinet Investments SCA 2,097 51,939
Malaysia – 1.4%
99 Speed Mart Retail Holdings BHD
(a)
12,700 6,325
Ammb Holdings BHD 31,200 39,477
Axiata Group BHD 66,900 33,319
Celcomdigi BHD 35,300 29,697
CIMB Group Holdings BHD 98,129 176,555
Dialog Group BHD 59,200 25,234
Fraser & Neave Holdings BHD 900 5,132
Gamuda BHD 59,082 53,548
Genting BHD 26,600 21,662

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Malaysia – 1.4% (continued)
Genting Malaysia BHD 47,200 23,613
Hong Leong Bank BHD 10,200 46,223
Hong Leong Financial Group BHD 1,500 6,091
IHH Healthcare BHD 32,100 51,562
IJM Corp. BHD 30,800 16,514
Inari Amertron BHD 45,400 25,768
IOI Corp. BHD 38,900 32,464
Kuala Lumpur Kepong BHD 7,000 31,251
Malayan Banking BHD 68,299 158,432
Malaysia Airports Holdings BHD 14,400 35,342
Maxis BHD 22,300 17,410
MISC BHD 15,900 25,825
Mr DIY Group M BHD
(b)
29,450 11,100
Nestle Malaysia BHD 700 14,130
Petronas Chemicals Group BHD 28,200 29,418
Petronas Dagangan BHD 2,700 11,884
Petronas Gas BHD 10,500 40,516
PPB Group BHD 7,400 19,855
Press Metal Aluminium Holdings BHD 50,500 55,400
Public Bank BHD 170,600 164,955
Ql Resources BHD 27,800 28,502
RHB Bank BHD 30,917 44,598
SD Guthrie Bhd 26,300 28,616
Sime Darby BHD 46,300 23,371
Sunway Bhd 18,300 17,859
Telekom Malaysia BHD 33,000 48,861
Tenaga Nasional BHD 51,400 156,823
Time Dotcom BHD 13,700 14,292
YTL Corp. BHD 38,100 16,326
YTL Power International BHD 28,100 19,731
1,607,681
Mexico – 1.8%
America Movil SAB de CV, Series B 455,640 321,172
Arca Continental SAB de CV 6,498 59,428
Becle SAB de CV 18,699 16,704
Cemex SAB de CV 214,493 127,189
Coca-Cola Femsa SAB de CV 7,733 60,769
El Puerto de Liverpool SAB de CV, Series C1 2,586 12,959
Fibra Uno Administracion SA de CV 35,230 36,712
Fomento Economico Mexicano SAB de CV 25,157 214,877
Gruma SAB de CV, Class B 2,656 46,012
Grupo Aeroportuario del Pacifico SAB de CV, Class B 5,593 103,619
Grupo Aeroportuario del Sureste SAB de CV, Class B 2,472 67,519
Grupo Bimbo SAB de CV, Series A 16,084 42,310
Grupo Carso SAB de CV, Series A1 7,511 42,821
Grupo Comercial Chedraui SA de CV 6,705 38,814
Grupo Financiero Banorte SAB de CV, Class O 40,587 282,826
Grupo Financiero Inbursa SAB de CV, Class O
(a)
29,137 62,320
Grupo Mexico SAB de CV, Series B 44,136 216,278
Industrias Penoles SAB de CV
(a)
2,988 42,539
Kimberly-Clark de Mexico SAB de CV, Class A 26,307 39,368
Prologis Property Mexico SA de CV, Class REIT 11,232 35,124
Wal-Mart de Mexico SAB de CV 68,416 178,914
2,048,274
Philippines – 0.5%
Ayala Corp. 3,410 31,779
Ayala Land, Inc. 88,300 33,733

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Philippines – 0.5% (continued)
Bank of The Philippine Islands 32,622 64,939
BDO Unibank, Inc. 29,934 70,562
Globe Telecom, Inc. 180 6,815
International Container Terminal Services, Inc. 11,840 70,992
Jollibee Foods Corp. 8,510 32,364
Manila Electric Co. 5,090 39,065
Metropolitan Bank & Trust Co. 30,660 36,399
PLDT, Inc. 1,195 27,432
SM Investments Corp. 7,095 94,806
SM Prime Holdings, Inc. 159,400 63,216
Universal Robina Corp. 10,200 10,624
582,726
Qatar – 0.8%
Dukhan Bank 26,048 26,377
Industries Qatar QSC 27,562 103,935
Masraf Al Rayan QSC 101,856 66,803
Mesaieed Petrochemical Holding Co. 64,434 27,076
Ooredoo QPSC 12,615 44,764
Qatar Electricity & Water Co. QSC 7,181 31,221
Qatar Fuel QSC 9,087 38,260
Qatar Gas Transport Co. Ltd. 52,308 61,905
Qatar International Islamic Bank QSC 15,835 46,274
Qatar Islamic Bank SAQ 24,686 139,668
Qatar National Bank QPSC 58,646 268,989
The Commercial Bank PSQC 41,726 52,705
907,977
Russia – 0.0%
Alrosa PJSC
(d)
11,270 0
Gazprom PJSC
(a),(d)
67,050 0
GMK Norilskiy Nickel PAO
(a),(d)
34,100 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(d)
5,210 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(d)
6,530 0
Phosagro PJSC
(d)
229 0
PIK-Spetsializirovannyy Zastroyshchik PAO
(a),(d)
401 0
Polyus PJSC
(a),(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO
(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(a),(d)
10,710 0
VTB Bank PJSC
(a),(d)
4,246 0
0
Saudi Arabia – 3.9%
ACWA Power Co. 1,902 207,406
Ades Holding Co. 5,716 27,371
Advanced Petrochemical Co.
(a)
2,300 19,255
Al Rajhi Bank 28,072 740,962
Al Rajhi Co. For Co.-Operative Insurance
(a)
657 30,444
Alinma Bank 17,315 137,802
Almarai Co. JSC 6,329 99,389
Arab National Bank 13,266 75,690
Arabian Internet & Communications Services Co. 389 33,085
Bank Albilad 8,838 94,019
Bank Al-Jazira
(a)
7,448 37,412

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Saudi Arabia – 3.9% (continued)
Banque Saudi Fransi 16,683 71,434
Bupa Arabia For Cooperative Insurance Co. 1,012 50,186
Dar Al Arkan Real Estate Development Co.
(a)
4,657 20,487
Dr. Sulaiman Al Habib Medical Services Group Co. 1,289 100,420
Elm Co. 399 123,933
Etihad Etisalat Co. 5,619 86,741
Jarir Marketing Co. 9,210 31,480
Mouwasat Medical Services Co. 1,444 35,458
Nahdi Medical Co. 805 25,326
Rabigh Refining & Petrochemical Co.
(a)
6,570 14,329
Riyad Bank 20,220 157,956
Riyadh Cables Group Co. 435 16,446
SABIC Agri-Nutrients Co. 3,301 101,212
Sahara International Petrochemical Co. 5,202 32,316
SAL Saudi Logistics Services 354 25,861
Saudi Arabian Mining Co.
(a)
17,288 224,471
Saudi Arabian Oil Co.
(b)
78,863 584,529
Saudi Aramco Base Oil Co. 776 23,089
Saudi Awwal Bank 14,494 138,923
Saudi Basic Industries Corp. 12,467 222,702
Saudi Electricity Co. 8,903 40,400
Saudi Industrial Investment Group 5,703 26,670
Saudi Kayan Petrochemical Co.
(a)
11,487 20,887
Saudi Research & Media Group
(a)
476 33,732
Saudi Tadawul Group Holding Co. 727 40,821
Saudi Telecom Co. 25,377 294,318
The Company for Cooperative Insurance 1,095 44,376
The National Company for Glass Industries 416 6,178
The Saudi Investment Bank 5,213 20,987
The Saudi National Bank 42,011 383,069
The Savola Group
(a)
2,204 22,917
Yanbu National Petrochemical Co. 3,962 39,613
4,564,102
Singapore – 0.0%
BOC Aviation Ltd.
(b)
2,700 20,254
South Africa – 2.6%
ABSA Group Ltd. 11,687 116,219
Anglo American Platinum Ltd. 871 30,649
Aspen Pharmacare Holdings Ltd. 5,551 53,072
Bid Corp. Ltd. 5,078 129,602
Bidvest Group Ltd. 4,528 61,852
Capitec Bank Holdings Ltd. 1,424 226,728
Clicks Group Ltd. 3,770 72,613
Discovery Ltd. 8,604 83,413
Exxaro Resources Ltd. 2,992 28,096
FirstRand Ltd. 70,346 287,224
Gold Fields Ltd.
(c)
12,368 214,191
Harmony Gold Mining Co. Ltd. 7,568 86,904
Impala Platinum Holdings Ltd.
(a)(c)
11,391 62,629
Investec Ltd. 3,345 21,314
Kumba Iron Ore Ltd. 531 11,053
Mr Price Group Ltd. 2,788 37,280
MTN Group Ltd. 22,480 138,456
Multichoice Group
(a)
4,699 27,182
Naspers Ltd., Class N 2,505 529,661
Nedbank Group Ltd. 6,180 90,807

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
South Africa – 2.6% (continued)
Northam Platinum Holdings Ltd. 4,585 31,103
Old Mutual Ltd. 59,619 39,437
Outsurance Group Ltd. 9,175 30,975
Pepkor Holdings Ltd.
(b)
27,139 37,532
Remgro Ltd. 7,270 56,201
Sanlam Ltd. 24,508 106,867
Sasol Ltd. 5,052 23,407
Shoprite Holdings Ltd. 6,545 100,208
Sibanye Stillwater Ltd.
(a)
41,599 40,106
Standard Bank Group Ltd.
(c)
18,866 220,198
Vodacom Group Ltd. 9,233 54,335
Woolworths Holdings Ltd. 12,021 37,538
3,086,852
South Korea – 9.0%
Alteogen, Inc.
(a)
523 133,720
Amorepacific Corp.
(a)
416 37,134
Amorepacific Group
(a)
446 7,413
BGF Retail Co. Ltd.
(a)
113 8,057
BNK Financial Group, Inc. 4,045 33,852
Celltrion Pharm, Inc.
(a)
313 11,460
Celltrion, Inc. 2,283 282,350
Cheil Worldwide, Inc. 1,117 13,207
CJ Cheiljedang Corp. 121 20,153
CJ Corp. 197 12,935
CJ Logistics Corp. 159 8,732
Cosmo AM&T Co. Ltd.
(a)
263 9,557
Coway Co. Ltd.
(a)
759 40,379
CS Wind Corp. 249 7,155
Daewoo Engineering & Construction Co. Ltd.
(a)
1,936 4,497
DB Hitek Co. Ltd.
(a)
552 12,290
DB Insurance Co. Ltd. 651 43,505
Dongsuh Cos., Inc. 493 7,889
Doosan Bobcat, Inc. 775 25,629
Doosan Co. Ltd. 86 16,809
Doosan Enerbility Co. Ltd.
(a)
6,253 102,854
Doosan Robotics, Inc.
(a)
303 13,972
Ecopro BM Co. Ltd.
(a)
646 58,242
Ecopro Co. Ltd.
(a)
1,359 57,054
Ecopro Materials Co. Ltd.
(a)
427 20,865
E-Mart, Inc. 160 7,103
Enchem Co. Ltd.
(a)
224 20,041
F&F Co. Ltd.
(a)
268 11,860
Fila Holdings Corp. 691 18,666
Green Cross Corp.
(a)
154 14,626
GS Holdings Corp.
(a)
668 17,700
GS P&l Co. Ltd.
(a)
122 1,614
Hana Financial Group, Inc. 3,976 165,553
Hanjin Kal Corp.
(a)
389 22,515
Hankook Tire & Technology Co. Ltd.
(a)
1,036 29,198
Hanmi Pharm Co. Ltd. 102 17,129
Hanmi Science Co. Ltd. 246 4,690
Hanmi Semiconductor Co. Ltd. 631 49,160
Hanon Systems
(a)
539 1,586
Hansol Chemical Co. Ltd. 107 6,827
Hanwha Corp.
(a)
621 13,035
Hanwha Life Insurance Co. Ltd. 4,515 7,753
Hanwha Ocean Co. Ltd.
(a)
2,020 79,521

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
South Korea – 9.0% (continued)
Hanwha Solutions Corp.
(a)
749 10,191
Hanwha Systems Co. Ltd.
(a)
857 14,863
HD Hyundai Co. Ltd. 652 37,289
HD Hyundai Electric Co. Ltd. 302 85,217
HD Hyundai Heavy Industries Co. Ltd.
(a)
275 58,861
HD Hyundai Infracore Co. Ltd.
(a)
1,978 10,006
HD Hyundai Marine Solution Co. Ltd. 125 14,625
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.
(a)
679 108,416
HL Mando Co. Ltd.
(a)
568 17,396
HLB, Inc.
(a)
1,616 89,419
HMM Co. Ltd.
(a)
3,695 48,419
Hotel Shilla Co. Ltd.
(a)
279 7,354
Hugel, Inc.
(a)
101 16,509
HYBE Co. Ltd.
(a)
262 40,571
Hyundai Autoever Corp. 114 11,220
Hyundai Elevator Co. Ltd. 320 11,672
Hyundai Engineering & Construction Co. Ltd. 926 19,788
Hyundai Glovis Co. Ltd. 548 56,346
Hyundai Marine & Fire Insurance Co. Ltd. 895 15,245
Hyundai Mipo Dockyard Co. Ltd.
(a)
353 30,222
Hyundai Mobis Co. Ltd. 898 162,851
Hyundai Motor Co. 1,950 276,463
Hyundai Rotem Co. Ltd.
(a)
983 40,051
Hyundai Steel Co. 887 14,132
Industrial Bank of Korea 2,790 29,820
JYP Entertainment Corp.
(a)
248 12,801
Kakao Corp. 4,032 106,419
Kakao Games Corp.
(a)
491 5,484
KakaoBank Corp.
(a)
3,145 45,887
KakaoPay Corp.
(a)
631 11,725
Kangwon Land, Inc.
(a)
1,982 22,889
KB Financial Group, Inc. 5,289 333,793
KCC Corp. 69 11,801
Kepco Engineering & Construction Co., Inc.
(a)
225 10,669
Kepco Plant Service & Engineering Co. Ltd.
(a)
339 10,849
KIA Corp. 3,613 253,631
Kiwoom Securities Co. Ltd. 233 20,077
Korea Aerospace Industries Ltd.
(a)
1,016 37,270
Korea Electric Power Corp.
(a)
3,637 52,690
Korea Gas Corp.
(a)
273 6,426
Korea Investment Holdings Co. Ltd.
(a)
659 36,057
Korea Zinc Co. Ltd. 137 77,693
Korean Air Lines Co. Ltd.
(a)
2,252 38,437
Krafton, Inc.
(a)
423 105,968
KT Corp. 861 28,443
KT&G Corp. 1,534 116,766
Kum Yang Co. Ltd.
(a)
227 2,814
Kumho Petrochemical Co. Ltd.
(a)
263 19,096
L&F Co. Ltd.
(a)
351 21,282
Leeno Industrial, Inc. 162 23,915
LG Chem Ltd.
(a)
545 89,083
LG Corp.
(a)
1,290 66,498
LG Display Co. Ltd.
(a)
3,964 25,235
LG Electronics, Inc. 1,602 92,834
LG Energy Solution
(a)
563 136,391
LG H&H Co. Ltd.
(a)
145 30,637
LG Innotek Co. Ltd.
(a)
166 16,988

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
South Korea – 9.0% (continued)
LG Uplus Corp. 2,590 17,897
LIG Nex1 Co. Ltd.
(a)
132 20,577
Lotte Chemical Corp. 201 7,857
Lotte Corp.
(a)
452 6,486
Lotte Energy Materials Corp.
(a)
446 6,784
Lotte Shopping Co. Ltd.
(a)
178 6,615
LS Corp.
(a)
263 21,485
LS Electric Co. Ltd.
(a)
193 30,683
Meritz Financial Group, Inc.
(a)
1,369 107,598
Mirae Asset Securities Co. Ltd. 3,700 21,467
NAVER Corp.
(a)
1,865 277,889
NCSoft Corp.
(a)
164 19,493
Netmarble Corp.
(a)(b)
416 12,683
NH Investment & Securities Co. Ltd. 1,611 16,010
Nongshim Co. Ltd. 45 10,809
Orion Corp.
(a)
336 23,448
Pan Ocean Co. Ltd.
(a)
3,928 8,989
Pearl Abyss Corp.
(a)
470 9,397
POSCO DX Co. Ltd. 802 10,405
POSCO Future M Co. Ltd. 428 42,064
POSCO Holdings, Inc. 1,038 186,097
POSCO International Corp. 771 22,313
S-1 Corp. 163 6,697
Sam Chun Dang Pharm Co. Ltd.
(a)
198 25,074
Samsung Biologics Co. Ltd.
(a)(b)
252 187,482
Samsung C&T Corp. 1,088 89,781
Samsung Card Co. Ltd. 239 6,908
Samsung Electro-Mechanics Co. Ltd. 796 73,464
Samsung Electronics Co. Ltd. 67,477 2,433,444
Samsung Engineering Co. Ltd. 2,356 29,203
Samsung Fire & Marine Insurance Co. Ltd. 459 120,515
Samsung Heavy Industries Co. Ltd.
(a)
9,758 87,372
Samsung Life Insurance Co. Ltd.
(a)
1,134 69,538
Samsung SDI Co. Ltd. 644 98,395
Samsung SDS Co. Ltd. 526 43,695
Samsung Securities Co. Ltd. 593 18,610
Samyang Foods Co. Ltd. 44 20,713
Shinhan Financial Group Co. Ltd. 6,099 214,493
Shinsegae, Inc.
(a)
116 10,594
SK Biopharmaceuticals Co. Ltd.
(a)
454 34,089
SK Bioscience Co. Ltd.
(a)
304 10,252
SK Hynix, Inc. 7,706 1,056,459
SK IE Technology Co. Ltd.
(a)(b)
434 6,870
SK Innovation Co. Ltd.
(a)
694 60,898
SK Square Co. Ltd.
(a)
1,269 82,184
SK Telecom Co. Ltd. 614 23,411
SK, Inc. 448 45,663
SKC Co. Ltd.
(a)
253 27,320
S-Oil Corp. 397 16,667
Soulbrain Co. Ltd.
(a)
71 8,248
Wonik IPS Co. Ltd.
(a)
381 5,913
Woori Financial Group, Inc. 9,164 101,542
Yuhan Corp.
(a)
762 67,966
10,546,287
Taiwan – 19.8%
Accton Technology Corp. 7,000 163,194
Acer, Inc. 43,000 48,876

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Taiwan – 19.8% (continued)
Advantech Co. Ltd. 5,928 68,648
Airtac International Group 2,046 54,451
Alchip Technologies Ltd. 1,000 95,637
ASE Technology Holding Co. Ltd. 55,000 297,452
Asia Cement Corp. 35,000 43,953
Asia Vital Components Co. Ltd. 5,000 88,456
Asmedia Technology, Inc. 1,000 63,249
Asustek Computer, Inc. 10,000 185,468
AUO Corp. 78,600 33,983
Catcher Technology Co. Ltd. 8,000 48,643
Cathay Financial Holding Co. Ltd. 151,836 309,907
Chailease Holding Co. Ltd. 23,027 81,264
Chang Hwa Commercial Bank Ltd. 73,712 40,879
Cheng Shin Rubber Industry Co. Ltd. 33,000 50,063
Chicony Electronics Co. Ltd. 9,000 42,074
China Airlines Ltd. 34,000 27,011
China Steel Corp. 156,000 96,046
Chroma ATE, Inc. 5,000 57,978
Chunghwa Telecom Co. Ltd. 57,000 216,833
Compal Electronics, Inc. 61,000 68,310
CTBC Financial Holding Co. Ltd. 265,000 316,594
Delta Electronics, Inc. 28,000 374,297
E Ink Holdings, Inc. 12,000 102,848
E.Sun Financial Holding Co. Ltd. 227,234 193,018
Eclat Textile Co. Ltd. 3,000 48,582
Elite Material Co. Ltd. 4,000 75,043
eMemory Technology, Inc. 1,000 103,276
Eva Airways Corp. 37,000 53,926
Evergreen Marine Corp. Taiwan Ltd. 14,600 91,228
Far Eastern New Century Corp. 36,000 34,484
Far EasTone Telecommunications Co. Ltd. 27,000 72,681
Feng TAY Enterprise Co. Ltd. 7,512 30,298
First Financial Holding Co. Ltd. 149,912 127,110
Formosa Chemicals & Fibre Corp. 51,000 43,788
Formosa Petrochemical Corp. 16,000 17,917
Formosa Plastics Corp. 76,000 84,179
Formosa Sumco Technology Corp. 2,000 5,585
Fortune Electric Co. Ltd. 3,200 55,537
Foxconn Technology Co. Ltd. 16,000 38,230
Fubon Financial Holding Co. Ltd. 126,831 359,628
Giant Manufacturing Co. Ltd. 4,000 17,905
Gigabyte Technology Co. Ltd. 8,000 61,965
Global Unichip Corp. 1,000 40,332
Globalwafers Co. Ltd. 3,000 31,349
Gold Circuit Electronics Ltd. 4,000 27,255
Highwealth Construction Corp. 32,200 41,962
Hiwin Technologies Corp. 4,000 35,810
Hon Hai Precision Industry Co. Ltd. 170,000 934,979
Hotai Motor Co. Ltd. 4,120 76,916
Hua Nan Financial Holdings Co. Ltd. 129,100 110,450
Innolux Corp. 113,760 48,837
International Games System Co. Ltd. 3,000 86,715
Inventec Corp. 46,000 69,292
Jentech Precision Industrial Co. Ltd. 1,000 42,319
KGI Financial Holding Co. Ltd. 237,000 125,278
King Slide Works Co. Ltd. 1,000 46,443
King Yuan Electronics Co. Ltd. 17,000 58,956

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Taiwan – 19.8% (continued)
Largan Precision Co. Ltd. 1,152 96,798
Lite-On Technology Corp. 33,000 109,906
Lotes Co. Ltd. 1,000 57,443
Macronix International Co. Ltd. 31,000 18,186
MediaTek, Inc. 22,000 984,784
Mega Financial Holding Co. Ltd. 173,945 205,685
Merida Industry Co. Ltd. 3,000 14,437
Micro-Star International Co. Ltd. 9,000 49,911
Momo.com, Inc. 1,155 12,440
Nan Ya Plastics Corp. 67,000 66,226
Nan Ya Printed Circuit Board Corp. 2,000 8,311
Nanya Technology Corp.
(a)
21,000 19,314
Nien Made Enterprise Co. Ltd. 3,000 39,920
Novatek Microelectronics Corp. 8,000 128,086
Oneness Biotech Co. Ltd.
(a)
4,199 10,136
Pegatron Corp. 31,000 91,594
PharmaEssentia Corp.
(a)
3,000 62,974
Phison Electronics Corp. 3,000 43,357
Pou Chen Corp. 35,000 39,194
Powerchip Semiconductor Manufacturing Corp.
(a)
44,000 26,821
Powertech Technology, Inc. 9,000 32,174
President Chain Store Corp. 7,000 55,610
Quanta Computer, Inc. 34,000 279,974
Realtek Semiconductor Corp. 6,000 99,364
Ruentex Development Co. Ltd. 31,000 40,067
Ruentex Industries Ltd. 8,000 16,915
Shihlin Electric & Engineering Corp. 4,000 22,794
Shin Kong Financial Holding Co. Ltd.
(a)
216,632 81,416
Sino-American Silicon Products, Inc. 7,000 25,131
SinoPac Financial Holdings Co. Ltd. 164,321 113,972
Synnex Technology International Corp. 20,000 43,510
TA Chen Stainless Pipe 32,000 33,293
Taishin Financial Holding Co. Ltd. 201,424 107,396
Taiwan Business Bank 104,280 47,953
Taiwan Cooperative Financial Holding Co. Ltd. 144,788 107,945
Taiwan Fertilizer Co. Ltd. 10,000 15,980
Taiwan High Speed Rail Corp. 23,000 19,221
Taiwan Mobile Co. Ltd. 29,000 97,470
Taiwan Semiconductor Manufacturing Co. Ltd. 340,000 11,791,127
Tatung Co. Ltd.
(a)
32,000 42,777
TCC Group Holdings Co. Ltd. 94,117 91,592
TECO Electric & Machinery Co. Ltd. 28,000 45,857
The Shanghai Commercial & Savings Bank Ltd. 59,686 77,142
Tripod Technology Corp. 6,000 36,024
Unimicron Technology Corp. 20,000 84,943
Uni-President Enterprises Corp. 69,000 165,290
United Microelectronics Corp. 161,000 197,757
Vanguard International Semiconductor Corp. 16,006 46,314
Visera Technologies Co. Ltd. 1,000 10,007
Voltronic Power Technology Corp. 1,000 58,207
Walsin Lihwa Corp. 37,000 27,698
Walsin Technology Corp. 5,000 14,193
WAN HAI Lines Ltd. 11,590 26,949
Win Semiconductors Corp.
(a)
5,000 15,889
Winbond Electronics Corp.
(a)
43,000 18,854
Wistron Corp. 38,000 127,719
Wiwynn Corp. 1,049 71,797

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Taiwan – 19.8% (continued)
WPG Holdings Ltd. 24,000 52,066
WT Microelectronics Co. Ltd. 9,593 33,268
Yageo Corp. 6,485 106,406
Yang Ming Marine Transport Corp. 28,000 58,005
Yuanta Financial Holding Co. Ltd. 171,219 181,013
Yulon Finance Corp. 3,000 10,450
Yulon Motor Co. Ltd. 8,000 12,222
Zhen Ding Technology Holding Ltd. 9,000 32,862
23,029,523
Thailand – 1.8%
Advanced Info Service PCL, NVDR 16,500 139,154
Airports of Thailand PCL, NVDR 61,300 100,574
Asset World Corp. PCL, NVDR 142,700 13,391
B.Grimm Power PCL, NVDR 19,800 8,937
Bangkok Dusit Medical Services PCL, NVDR 143,200 99,932
Bangkok Expressway & Metro PCL, NVDR 103,100 20,666
Banpu PCL, NVDR 107,900 16,021
Berli Jucker PCL, NVDR 22,100 14,635
BTS Group Holdings PCL, NVDR
(a)
121,000 22,098
Bumrungrad Hospital PCL, NVDR 7,600 40,624
Cal-Co. Electronics Thailand PCL 45,000 11,550
Carabao Group PCL, NVDR 2,200 4,606
Central Pattana PCL, NVDR 39,200 61,696
Central Plaza Hotel PCL, NVDR 9,900 8,305
Central Retail Corp. PCL, NVDR 48,800 48,184
Charoen Pokphand Foods PCL, NVDR 58,500 38,218
Com7 PCL, NVDR 14,600 9,538
CP ALL PCL, NVDR 80,900 124,923
CP Axtra PCL, NVDR 14,247 11,317
Delta Electronics Thailand PCL, NVDR 66,300 248,071
Electricity Generating PCL, NVDR 4,500 14,900
Global Power Synergy PCL, NVDR 4,900 4,474
Gulf Energy Development PCL, NVDR 77,120 132,255
Home Product Center PCL, NVDR 68,300 17,747
Indorama Ventures PCL, NVDR 23,700 16,187
Intouch Holdings PCL, NVDR 14,700 42,452
I-Tail Corp. PCL, NVDR 17,700 8,935
Kasikornbank PCL, NVDR 10,300 49,091
KCE Electronics PCL, NVDR 10,100 6,598
Krung Thai Bank PCL, NVDR 59,800 40,666
Krungthai Card PCL, NVDR 9,900 14,920
Land & Houses PCL, NVDR 94,200 12,868
Minor International PCL, NVDR 54,600 38,913
Muangthai Capital PCL, NVDR 5,800 7,535
Ngern Tid Lor PCL, NVDR 21,459 10,578
Osotspa PCL, NVDR 26,900 12,941
PTT Exploration & Production PCL, NVDR 19,700 74,588
PTT Global Chemical PCL, NVDR 21,400 13,663
PTT Oil & Retail Business PCL, NVDR 28,000 9,645
PTT PCL, NVDR 189,200 176,980
Ratch Group PCL, NVDR 11,000 9,310
SCB X PCL, NVDR 13,900 51,596
SCG Packaging PCL, NVDR 5,400 2,646
Siam Global House PCL, NVDR 28,160 8,362
Srisawad Corp. PCL, NVDR 14,760 16,217
Thai Beverage PCL 116,700 46,067
Thai Life Insurance PCL, NVDR 31,600 9,853

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Thailand – 1.8% (continued)
Thai Oil PCL, NVDR 19,000 14,670
Thai Union Group PCL, NVDR 39,700 14,147
The Siam Cement PCL, NVDR 7,900 36,128
Tisco Financial Group PCL, NVDR 6,000 17,728
TMBThanachart Bank PCL, NVDR 576,000 33,867
True Corp. PCL, NVDR
(a)
117,400 40,789
WHA Corp. PCL, NVDR 139,600 19,733
2,069,489
Turkey – 1.0%
AG Anadolu Grubu Holding AS, Class A 1,408 11,811
Ahlatci Dogal GAZ Dagitim Enerji VE Yatirim AS 1,690 906
Akbank T.A.S. 41,650 75,333
Akcansa Cimento AS 863 5,011
Aksa Akrilik Kimya Sanayii AS 24,076 7,749
Aksa Enerji Uretim AS, Class B 5,287 6,061
Alarko Holding AS 2,690 6,456
ALFA Solar Enerji Sanayi ve Ticaret AS 1,265 2,588
Anadolu Anonim Turk Sigorta Sirketi
(a)
2,742 8,451
Anadolu EFES Biracilik ve Malt Sanayii AS 3,102 13,964
Arcelik AS
(a)
1,911 6,769
Aselsan Elektronik Sanayi ve Ticaret AS 14,173 35,063
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret AS, Class B 3,176 10,417
Baticim Bati Anadolu Cimento Sanayii AS
(a)
32,519 3,964
Bera Holding AS
(a)
11,387 5,428
BIM Birlesik Magazalar AS 5,717 87,699
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS
(a)
425 4,673
Borusan Yatirim ve Pazarlama AS 74 3,719
Can2 Termik AS
(a)
53,933 2,302
Cimsa Cimento Sanayi ve Ticaret AS 7,463 11,105
Coca-Cola Icecek AS 13,050 20,765
CW Enerji Muhendislik Ticaret ve Sanayi AS 4,032 2,244
Dap Gayrimenkul Gelistirme AS, Class C
(a)
15,183 3,184
Dogan Sirketler Grubu Holding AS 15,680 5,943
Dogus Otomotiv Servis ve Ticaret AS 463 2,429
EGE Endustri ve Ticaret AS 21 5,547
Emlak Konut Gayrimenkul Yatirim Ortakligi AS
(a)
37,048 15,779
Enerjisa Enerji AS
(b)
4,161 7,114
Enka Insaat ve Sanayi AS 9,469 12,862
Eregli Demir ve Celik Fabrikalari T.A.S. 46,624 29,181
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret AS
(a)
2,922 3,015
Ford Otomotiv Sanayi AS 1,020 26,443
Girisim Elektrik Taahhut Ticaret ve Sanayi AS
(a)
2,163 3,092
Gubre Fabrikalari T.A.S.
(a)
1,199 8,920
Haci Omer Sabanci Holding AS 15,998 44,575
Hektas Ticaret T.A.S.
(a)
55,726 5,611
Is Yatirim Menkul Degerler AS 6,900 8,602
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS 1,972 1,871
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D
(a)
15,893 12,101
KOC Holding AS 9,890 46,838
Kontrolmatik Enerji VE Muhendislik AS 5,965 5,966
Koza Altin Isletmeleri AS
(a)
15,109 9,515
Koza Anadolu Metal Madencilik Isletmeleri AS
(a)
2,997 5,809
Mavi Giyim Sanayi ve Ticaret AS, Class B
(b)
5,122 10,150
Mia Teknoloji AS
(a)
3,502 3,630
Migros Ticaret AS 1,441 23,512
MLP Saglik Hizmetleri AS, Class B
(a)(b)
1,250 13,667
Nuh Cimento Sanayi AS 437 3,373

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.6% (continued)
Turkey – 1.0% (continued)
Otokar Otomotiv ve Savunma Sanayi AS 567 6,511
Oyak Cimento Fabrikalari AS
(a)
4,645 3,143
Pegasus Hava Tasimaciligi AS
(a)
3,421 22,378
Petkim Petrokimya Holding AS
(a)
21,212 10,347
Politeknik Metal Sanayi ve Ticaret AS
(a)
10 1,891
Reeder Teknoloji Sanayi ve Ticaret AS
(a)
5,188 1,961
Sasa Polyester Sanayi AS
(a)
131,273 13,400
Smart Gunes Enerjisi Teknolojileri Arge Uretim Sanayi ve Ticaret AS
(a)
2,491 3,067
Sok Marketler Ticaret AS 4,384 4,756
Tav Havalimanlari Holding AS
(a)
3,190 24,712
Tekfen Holding AS
(a)
1,424 2,532
Tofas Turk Otomobil Fabrikasi AS 1,791 11,114
Torunlar Gayrimenkul Yatirim Ortakligi AS 4,152 6,896
Turk Hava Yollari AO
(a)
9,805 86,690
Turk Telekomunikasyon AS
(a)
8,689 12,251
Turk Traktor ve Ziraat Makineleri AS 412 7,871
Turkcell Iletisim Hizmetleri AS 18,830 56,773
Turkiye Halk Bankasi AS
(a)
12,540 7,128
Turkiye Is Bankasi AS, Class C 117,976 46,593
Turkiye Petrol Rafinerileri AS 12,116 47,715
Turkiye Sigorta AS 16,313 8,162
Turkiye Sise ve CAM Fabrikalari AS 15,897 16,857
Ulker Biskuvi Sanayi AS
(a)
2,328 7,831
Vestel Beyaz Esya Sanayi ve Ticaret AS 8,543 3,615
Vestel Elektronik Sanayi ve Ticaret AS
(a)
3,089 5,286
Yapi ve Kredi Bankasi AS 44,987 38,545
Yeo Teknoloji Enerji ve Endustri AS
(a)
3,284 4,991
Ziraat Gayrimenkul Yatirim Ortakligi AS 17,906 7,401
Zorlu Enerji Elektrik Uretim AS
(a)
27,504 3,130
1,124,754
United Arab Emirates – 2.6%
Abu Dhabi Commercial Bank PJSC 42,658 139,133
Abu Dhabi Islamic Bank PJSC 22,264 94,559
Abu Dhabi National Energy Co. PJSC 44,775 38,033
Abu Dhabi National Oil Co. for Distribution PJSC 34,113 33,435
ADNOC Drilling Co. PJSC 29,097 42,777
ADNOC Gas PLC 113,352 104,925
Aldar Properties PJSC 53,483 111,391
Alpha Dhabi Holding PJSC 16,930 52,545
Borouge PLC 49,988 33,615
Dubai Electricity & Water Authority PJSC 125,211 87,268
Dubai Islamic Bank PJSC 39,820 83,477
Emaar Properties PJSC 89,829 330,159
Emirates NBD Bank PJSC 36,073 204,768
Emirates Telecommunications Group Co. PJSC 45,941 213,880
First Abu Dhabi Bank PJSC 62,720 248,281
International Holdings Co. PJSC
(a)
10,431 1,144,469
Modon Holding PSC
(a)
34,425 31,960
Pure Health Holding PJSC
(a)
37,973 36,391
3,031,066
United States – 0.2%
BeiGene Ltd.
(a)
9,700 172,049
Parade Technologies Ltd. 1,000 21,389
193,438
Total Common Stocks (cost $102,946,300) 114,834,561

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 1.6%
Brazil – 1.1%
Banco Bradesco SA, 7.95% 66,197 137,346
Braskem SA, Class A, 3.94%
(a)
3,348 7,881
Centrais Eletricas Brasileiras SA, Class B, 4.39% 2,690 18,319
Cia Energetica de Minas Gerais, 11.04% 27,345 51,633
Cia Paranaense de Energia - Copel, Class B, 4.18% 11,011 18,284
Gerdau SA, 6.89% 17,663 51,948
Itau Unibanco Holding SA, 7.53% 70,740 409,678
Itausa SA, 8.98% 87,166 142,205
Petroleo Brasileiro SA, 8.43% 64,743 417,507
Raizen SA, 6.33% 18,952 6,164
1,260,965
Chile – 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, 9.48% 1,743 68,792
Colombia – 0.1%
Bancolombia SA, 11.02% 7,127 70,782
Russia – 0.0%
Sberbank of Russia PJSC, 8.09%
(d)
4,890 0
Surgutneftegas PJSC, 1.19%
(d)
37,000 0
Tatneft PJSC, Series 3, 12.59%
(d)
266 0
0
South Korea – 0.4%
Hyundai Motor Co., 13.38% 301 33,352
Hyundai Motor Co., Series 2, 13.36% 455 52,045
LG Chem Ltd., 1.34%
(a)
187 17,889
LG Electronics, Inc., 2.00% 117 3,261
Samsung Electronics Co. Ltd., 2.22% 11,140 329,677
Samsung Fire & Marine Insurance Co. Ltd., 6.71% 46 9,007
445,231
Total Preferred Stocks (cost $1,868,254) 1,845,770
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(e)(f)
(cost $120,266) 120,266 120,266
Investment of Cash Collateral for Securities Loaned – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(e)(f)
(cost $884,253) 884,253 884,253
Total Investments (cost $105,819,073) 101.0% 117,684,850
Liabilities, Less Cash and Receivables (1.0)% (1,181,639)
Net Assets 100.0% 116,503,211
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities were valued at $6,174,644 or 5.30% of net assets.
(c)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $862,109 and the value of the collateral was $1,155,161, consisting of cash collateral of $884,253 and U.S. Government & Agency securities valued at $270,908. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at January 31, 2025. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of January 31, 2025.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
Futures
Description
Number
of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 7 3/21/2025 384,581 381,640 (2,941)
Gross Unrealized Depreciation (2,941)

STATEMENT OF INVESTMENTS
January 31, 2025 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust
Series 2022-3, Class A4, 5.07%, 10/16/2028 125,000 125,727
Series 2024-1, Class A3, 5.08%, 12/15/2028 183,000 184,275
American Express Credit Account Master Trust
Series 2023-2, Class A, 4.80%, 5/15/2030 100,000 100,693
Series 2023-4, Class A, 5.15%, 9/15/2030 500,000 509,293
BA Credit Card Trust
,
Series 2023-A1, Class A1, 4.79%, 5/15/2028 75,000 75,337
Barclays Dryrock Issuance Trust
,
Series 2023-1, Class A, 4.72%, 2/15/2029 100,000 100,269
Capital One Multi-Asset Execution Trust
Series 2023-A1, Class A, 4.42%, 5/15/2028 80,000 79,972
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 38,578
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%, 4/15/2027 140,000 135,675
Series 2023-3, Class A3, 5.28%, 5/15/2028 100,000 100,805
Series 2024-2, Class A3, 5.50%, 1/16/2029 215,000 218,129
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 9/15/2028 175,000 176,899
Series 2024-A2, Class A, 4.63%, 1/15/2031 650,000 649,893
CNH Equipment Trust
,
Series 2023-A, Class A4, 4.77%, 10/15/2030 100,000 100,334
Discover Card Execution Note Trust
,
Series 2023-A1, Class A, 4.31%, 3/15/2028 575,000 574,206
Ford Credit Auto Lease Trust
,
Series 2024-B, Class A3, 4.99%, 12/15/2027 100,000 100,635
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028 124,000 125,086
Series 2024-C, Class A3, 4.07%, 7/15/2029 200,000 198,149
Series 2024-C, Class A4, 4.11%, 7/15/2030 200,000 196,606
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3, 5.39%, 7/20/2027 100,000 101,016
Series 2024-1, Class A4, 5.09%, 2/22/2028 80,000 80,536
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3, 5.27%, 11/20/2028 145,000 146,705
Series 2023-1, Class A4, 4.97%, 6/21/2029 800,000 804,268
Series 2023-4, Class A4, 5.66%, 2/21/2030 115,000 117,431
Hyundai Auto Receivables Trust
Series 2022-C, Class A4, 5.52%, 10/16/2028 400,000 405,259
Series 2023-C, Class A3, 5.54%, 10/16/2028 125,000 126,747
Series 2023-B, Class A4, 5.31%, 8/15/2029 296,000 299,976
Mercedes-Benz Auto Lease Trust
,
Series 2024-A, Class A3, 5.32%, 1/18/2028 110,000 111,281
Nissan Auto Receivables Owner Trust
,
Series 2024-A, Class A3, 5.28%, 12/15/2028 400,000 404,412
Santander Drive Auto Receivables Trust
,
Series 2023-1, Class C, 5.09%, 5/15/2030 200,000 200,699
Synchrony Card Funding LLC
,
Series 2024-A2, Class A, 4.93%, 7/15/2030 50,000 50,371
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%, 4/17/2028 110,000 110,762
Series 2024-A, Class A4, 4.77%, 4/16/2029 200,000 200,668
Verizon Master Trust
Series 2022-6, Class A, 3.67%, 1/22/2029 100,000 99,580
Series 2023-7, Class A1A, 5.67%, 11/20/2029 500,000 509,766
Series 2024-3, Class A1A, 5.34%, 4/22/2030 125,000 126,938
Series 2024-6, Class A1A, 4.17%, 8/20/2030 150,000 148,498
Volkswagen Auto Loan Enhanced Trust
,
Series 2023-1, Class A3, 5.02%, 6/20/2028 100,000 100,544
World Omni Auto Receivables Trust
Series 2024-A, Class A3, 4.86%, 3/15/2029 100,000 100,483
Series 2024-B, Class A3, 5.27%, 9/17/2029 100,000 101,103
Total Asset-Backed Securities (cost $8,140,445) 8,137,604

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.7%
Bank Trust
Series 2019-BN16, Class A4, 4.01%, 2/15/2052 85,000 81,821
Series 2019-BN21, Class A5, 2.85%, 10/17/2052 50,000 45,174
Series 2020-BN30, Class A4, 1.93%, 12/15/2053 60,000 50,042
Series 2021-BN31, Class A4, 2.04%, 2/15/2054 150,000 125,652
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 110,000 113,600
Series 2023-BNK46, Class A4, 5.75%, 8/15/2056 200,000 207,044
Series 2017-BNK6, Class A4, 3.25%, 7/15/2060 46,816 45,052
Series 2018-BN10, Class A5, 3.69%, 2/15/2061 93,000 89,611
Series 2018-BN11, Class A2, 3.78%, 3/15/2061 188,258 180,874
Series 2018-BN12, Class A3, 3.99%, 5/15/2061 80,000 77,292
Series 2019-BN18, Class A4, 3.58%, 5/15/2062 1,593,000 1,467,395
Series 2020-BN25, Class A5, 2.65%, 1/15/2063 120,000 106,662
Series 2021-BN37, Class A4, 2.37%, 11/15/2064 100,000 83,959
Barclays Commercial Mortgage Trust
,
Series 2019-C4, Class A5, 2.92%, 8/15/2052 25,000 22,879
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%, 12/15/2051 85,000 82,479
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 53,328
Series 2021-C9, Class A5, 2.30%, 2/15/2054 250,000 213,698
Series 2021-C12, Class A5, 2.69%, 11/15/2054 400,000 343,668
Series 2022-C18, Class A5, 5.71%, 12/15/2055 100,000 103,438
Series 2023-C20, Class A3, 5.99%, 7/15/2056 1,000,000 1,000,829
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 39,430
Series 2018-B2, Class A4, 3.61%, 2/15/2051 50,000 48,469
Series 2020-B16, Class AM, 2.94%, 2/15/2053 180,000 160,070
Series 2020-B21, Class A5, 1.98%, 12/17/2053 450,000 377,060
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 100,301
Series 2021-B30, Class A5, 2.58%, 11/15/2054 125,000 106,368
Series 2022-B32, Class A5, 3.00%, 1/15/2055 150,000 127,752
Series 2022-B34, Class A5, 3.79%, 4/15/2055 250,000 224,163
Series 2022-B35, Class A5, 4.44%, 5/15/2055 240,000 225,945
Series 2023-V2, Class A2, 5.36%, 5/15/2055 260,000 261,848
Series 2024-V7, Class A3, 6.23%, 5/15/2056 330,000 343,685
Series 2024-V8, Class A3, 6.19%, 7/15/2057 350,000 364,473
Series 2019-B14, Class B, 3.49%, 12/15/2062 200,000 164,936
BMO Mortgage Trust
Series 2023-C4, Class A5, 5.12%, 2/15/2056 50,000 49,699
Series 2024-C8, Class A5, 5.60%, 3/15/2057 300,000 308,027
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 200,000 210,664
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 114,986
Series 2016-C3, Class A4, 3.15%, 11/15/2049 130,000 125,780
Series 2017-C4, Class A4, 3.47%, 10/12/2050 125,000 120,197
COMM Mortgage Trust
,
Series 2019-GC44, Class A5, 2.95%, 8/15/2057 200,000 179,849
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.39%, 6/15/2050 1,000,000 957,288
Series 2018-CX11, Class A4, 3.77%, 4/15/2051 48,828 47,840
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%, 5/10/2049 100,000 97,856
Series 2017-GS8, Class A3, 3.21%, 11/10/2050 80,000 76,963
Series 2017-GS8, Class A4, 3.47%, 11/10/2050 25,000 24,013
Series 2020-GC45, Class AAB, 2.84%, 2/13/2053 179,997 172,230
JPMCC Commercial Mortgage Securities Trust
Series 2016-JP3, Class A4, 2.63%, 8/15/2049 875,877 851,001
Series 2017-JP6, Class A4, 3.22%, 7/15/2050 100,000 96,470

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.7% (continued)
JPMCC Commercial Mortgage Securities Trust (continued)
Series 2019-COR5, Class A4, 3.39%, 6/13/2052 400,000 363,965
Morgan Stanley Bank of America Merrill Lynch Trust
,
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 147,248
Morgan Stanley Capital I Trust
Series 2017-H1, Class A5, 3.53%, 6/15/2050 1,390,000 1,342,383
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 88,974
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 166,036
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%, 12/15/2050 49,229 47,343
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 23,272
Series 2018-C12, Class A4, 4.03%, 8/15/2051 400,000 388,450
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 70,545
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 96,657
Series 2017-C41, Class A3, 3.21%, 11/15/2050 250,000 239,734
Series 2017-C41, Class A4, 3.47%, 11/15/2050 210,000 201,310
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 141,698
Series 2019-C54, Class A4, 3.15%, 12/15/2052 600,000 547,931
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 89,459
Series 2021-C61, Class A4, 2.66%, 11/15/2054 150,000 127,983
Series 2016-NXS5, Class A5, 3.37%, 1/15/2059 50,000 49,385
Total Commercial Mortgage-Backed Securities (cost $14,625,008) 14,604,233
Corporate Bonds and Notes – 24.2%
Basic Materials – 0.5%
Air Products & Chemicals, Inc.
4.60%, 2/08/2029 100,000 99,818
2.05%, 5/15/2030 31,000 27,008
4.85%, 2/08/2034 245,000 239,277
2.70%, 5/15/2040 74,000 52,983
Albemarle Corp.
5.45%, 12/01/2044 25,000 22,292
5.65%, 6/01/2052 45,000 38,389
ArcelorMittal SA
6.55%, 11/29/2027 92,000 95,595
4.25%, 7/16/2029 95,000 92,127
6.75%, 3/01/2041 148,000 154,224
Barrick PD Australia Finance Pty Ltd.
,
5.95% , 10/15/2039 157,000 158,897
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 20,219
5.10%, 9/08/2028 110,000 111,255
5.25%, 9/08/2030 55,000 55,958
4.90%, 2/28/2033 35,000 34,414
5.25%, 9/08/2033 329,000 330,053
5.00%, 9/30/2043 30,000 27,933
5.50%, 9/08/2053
(a)
140,000 136,541
Celanese US Holdings LLC
1.40%, 8/05/2026 10,000 9,441
6.42%, 7/15/2027 168,000 171,128
6.60%, 11/15/2028 20,000 20,559
6.58%, 7/15/2029 130,000 133,522
6.80%, 11/15/2030 205,000 212,622
6.95%, 11/15/2033 20,000 20,930

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Basic Materials – 0.5% (continued)
CF Industries, Inc.
5.15%, 3/15/2034 70,000 67,749
4.95%, 6/01/2043 280,000 247,595
5.38%, 3/15/2044 60,000 55,955
DuPont de Nemours, Inc.
4.73%, 11/15/2028 35,000 34,949
5.32%, 11/15/2038 187,000 188,388
5.42%, 11/15/2048 110,000 109,775
Eastman Chemical Co.
5.63%, 2/20/2034 200,000 200,609
4.80%, 9/01/2042 100,000 87,255
4.65%, 10/15/2044 195,000 164,449
Ecolab, Inc.
3.25%, 12/01/2027 90,000 86,914
5.25%, 1/15/2028 155,000 158,595
4.80%, 3/24/2030 35,000 34,982
1.30%, 1/30/2031 195,000 158,883
2.13%, 2/01/2032 20,000 16,679
3.95%, 12/01/2047 10,000 7,938
2.75%, 8/18/2055 60,000 35,082
EIDP, Inc.
4.50%, 5/15/2026 40,000 39,965
4.80%, 5/15/2033 29,000 28,224
FMC Corp.
3.20%, 10/01/2026 90,000 87,572
5.65%, 5/18/2033 50,000 49,916
Freeport-McMoRan, Inc.
5.00%, 9/01/2027 25,000 25,000
4.38%, 8/01/2028 125,000 121,915
5.25%, 9/01/2029 132,000 132,382
4.25%, 3/01/2030 205,000 196,927
5.45%, 3/15/2043 20,000 18,580
Huntsman International LLC
,
2.95% , 6/15/2031 50,000 41,792
International Flavors & Fragrances, Inc.
,
5.00% , 9/26/2048 96,000 82,090
International Paper Co.
,
4.80% , 6/15/2044 113,000 99,141
Linde, Inc.
,
1.10% , 8/10/2030 230,000 190,753
LYB International Finance III LLC
3.38%, 10/01/2040 185,000 135,562
4.20%, 10/15/2049 64,000 47,850
4.20%, 5/01/2050 265,000 197,602
3.80%, 10/01/2060 289,000 191,512
LyondellBasell Industries NV
,
4.63% , 2/26/2055
(a)
21,000 16,530
NewMarket Corp.
,
2.70% , 3/18/2031 25,000 21,413
Newmont Corp.
6.25%, 10/01/2039 300,000 315,054
4.88%, 3/15/2042 35,000 31,806
Nucor Corp.
4.30%, 5/23/2027 10,000 9,935
3.95%, 5/01/2028 13,000 12,705
4.40%, 5/01/2048 100,000 82,433
2.98%, 12/15/2055 50,000 29,806
Nutrien Ltd.
4.20%, 4/01/2029 20,000 19,453
2.95%, 5/13/2030 78,000 70,401

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Basic Materials – 0.5% (continued)
Nutrien Ltd. (continued)
5.40%, 6/21/2034
(a)
500,000 497,233
4.13%, 3/15/2035 100,000 88,802
PPG Industries, Inc.
,
1.20% , 3/15/2026 51,000 49,104
Rio Tinto Alcan, Inc.
7.25%, 3/15/2031 176,000 195,100
6.13%, 12/15/2033 100,000 105,346
Rio Tinto Finance USA PLC
5.00%, 3/09/2033 55,000 54,731
5.13%, 3/09/2053 155,000 142,338
RPM International, Inc.
,
3.75% , 3/15/2027 10,000 9,792
Southern Copper Corp.
,
7.50% , 7/27/2035 100,000 113,241
Steel Dynamics, Inc.
,
3.25% , 1/15/2031 37,000 33,488
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 25,294
5.00%, 1/15/2030 187,000 180,701
Series DM3N, 3.13%, 1/15/2032 170,000 142,150
The Dow Chemical Company
7.38%, 11/01/2029 320,000 351,108
5.15%, 2/15/2034
(a)
420,000 410,940
5.25%, 11/15/2041 463,000 429,262
4.38%, 11/15/2042 60,000 49,453
4.63%, 10/01/2044 267,000 224,861
The Mosaic Company
,
4.88% , 11/15/2041 10,000 8,732
The Sherwin-Williams Company
3.45%, 6/01/2027 375,000 365,287
2.95%, 8/15/2029 225,000 206,982
2.30%, 5/15/2030 36,000 31,502
4.00%, 12/15/2042 40,000 31,712
4.50%, 6/01/2047 25,000 21,046
3.30%, 5/15/2050 85,000 56,423
Vale Overseas Ltd.
,
3.75% , 7/08/2030 567,000 523,529
Westlake Corp.
,
4.38% , 11/15/2047 470,000 369,550
10,935,008
Communications – 2.1%
Alphabet, Inc.
0.80%, 8/15/2027 424,000 388,633
1.10%, 8/15/2030 137,000 114,315
1.90%, 8/15/2040 160,000 104,621
2.05%, 8/15/2050 285,000 158,496
2.25%, 8/15/2060
(a)
160,000 86,637
Amazon.com, Inc.
1.00%, 5/12/2026 200,000 192,062
3.30%, 4/13/2027 150,000 146,612
1.20%, 6/03/2027 185,000 172,153
3.15%, 8/22/2027 335,000 324,854
4.55%, 12/01/2027 245,000 246,306
1.65%, 5/12/2028 225,000 205,890
4.65%, 12/01/2029 153,000 154,150
1.50%, 6/03/2030 117,000 99,615
2.10%, 5/12/2031 87,000 74,512
3.60%, 4/13/2032 125,000 115,414
4.80%, 12/05/2034 50,000 49,539
3.88%, 8/22/2037 431,000 380,671
2.88%, 5/12/2041 201,000 147,493

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Communications – 2.1% (continued)
Amazon.com, Inc. (continued)
4.05%, 8/22/2047 297,000 243,472
2.50%, 6/03/2050 180,000 107,091
3.10%, 5/12/2051 227,000 152,254
3.95%, 4/13/2052 134,000 105,513
4.25%, 8/22/2057 90,000 73,384
2.70%, 6/03/2060 10,000 5,774
3.25%, 5/12/2061 160,000 103,956
4.10%, 4/13/2062 190,000 148,692
America Movil SAB de CV
6.13%, 3/30/2040 200,000 205,669
4.38%, 7/16/2042 305,000 256,227
AT&T, Inc.
1.70%, 3/25/2026 150,000 145,101
2.95%, 7/15/2026 50,000 48,821
3.80%, 2/15/2027 65,000 63,902
4.25%, 3/01/2027 150,000 148,837
2.30%, 6/01/2027 95,000 89,959
1.65%, 2/01/2028 305,000 278,849
4.10%, 2/15/2028 165,000 161,956
4.35%, 3/01/2029 600,000 588,600
2.75%, 6/01/2031 65,000 56,824
2.25%, 2/01/2032 75,000 62,115
2.55%, 12/01/2033 382,000 308,038
5.40%, 2/15/2034 508,000 510,698
5.25%, 3/01/2037 250,000 244,467
3.50%, 6/01/2041 25,000 19,188
5.15%, 3/15/2042 219,000 200,644
3.10%, 2/01/2043 60,000 43,024
4.75%, 5/15/2046 500,000 433,459
4.50%, 3/09/2048 75,000 61,663
4.55%, 3/09/2049 50,000 41,387
3.65%, 6/01/2051 150,000 105,263
3.30%, 2/01/2052 200,000 131,686
3.50%, 9/15/2053 470,000 317,432
3.55%, 9/15/2055 493,000 330,346
3.80%, 12/01/2057 615,000 426,056
3.65%, 9/15/2059 350,000 232,714
3.85%, 6/01/2060 205,000 141,888
Booking Holdings, Inc.
3.60%, 6/01/2026 70,000 69,183
3.55%, 3/15/2028 25,000 24,217
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.80%, 4/01/2031 331,000 280,684
2.30%, 2/01/2032 67,000 53,064
3.50%, 6/01/2041 250,000 172,835
5.13%, 7/01/2049 175,000 138,121
4.80%, 3/01/2050 230,000 172,575
3.70%, 4/01/2051 455,000 285,700
3.90%, 6/01/2052 45,000 28,894
6.83%, 10/23/2055 121,000 118,942
3.85%, 4/01/2061 156,000 93,929
4.40%, 12/01/2061 760,000 506,155
5.50%, 4/01/2063 150,000 119,640

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Communications – 2.1% (continued)
Cisco Systems, Inc.
4.90%, 2/26/2026 300,000 301,859
2.95%, 2/28/2026 25,000 24,645
5.90%, 2/15/2039 250,000 263,531
5.50%, 1/15/2040 125,000 126,497
5.35%, 2/26/2064 732,000 700,358
Comcast Corp.
2.35%, 1/15/2027 195,000 186,950
3.30%, 2/01/2027 120,000 117,210
5.35%, 11/15/2027 385,000 392,569
3.55%, 5/01/2028 140,000 134,951
4.15%, 10/15/2028 260,000 254,713
4.55%, 1/15/2029 35,000 34,700
5.10%, 6/01/2029 400,000 405,327
1.95%, 1/15/2031 172,000 144,754
4.25%, 1/15/2033 50,000 46,636
4.65%, 2/15/2033 50,000 48,121
4.20%, 8/15/2034 150,000 137,477
5.65%, 6/15/2035 125,000 127,024
6.95%, 8/15/2037 100,000 111,261
4.60%, 10/15/2038 125,000 112,489
3.25%, 11/01/2039 93,000 70,592
3.75%, 4/01/2040 750,000 601,631
3.97%, 11/01/2047 50,000 37,804
4.00%, 3/01/2048 250,000 190,175
2.80%, 1/15/2051 255,000 151,184
2.89%, 11/01/2051 160,000 96,158
5.65%, 6/01/2054 85,000 81,687
2.94%, 11/01/2056 400,000 230,472
2.65%, 8/15/2062 50,000 25,859
2.99%, 11/01/2063 235,000 131,249
5.50%, 5/15/2064 625,000 572,187
Corning, Inc.
5.35%, 11/15/2048 50,000 46,393
3.90%, 11/15/2049 50,000 37,279
5.85%, 11/15/2068 55,000 52,940
5.45%, 11/15/2079 197,000 180,181
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 50,000 58,129
9.25%, 6/01/2032 100,000 123,424
Discovery Communications LLC
3.63%, 5/15/2030 558,000 498,721
5.00%, 9/20/2037 270,000 226,040
5.20%, 9/20/2047 30,000 23,736
4.65%, 5/15/2050 80,000 56,243
eBay, Inc.
1.40%, 5/10/2026 45,000 43,217
3.60%, 6/05/2027 155,000 151,351
2.70%, 3/11/2030 17,000 15,291
6.30%, 11/22/2032 60,000 63,694
4.00%, 7/15/2042 175,000 140,456
3.65%, 5/10/2051 28,000 19,909
Expedia Group, Inc.
4.63%, 8/01/2027 30,000 29,868
3.80%, 2/15/2028 133,000 129,079

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Communications – 2.1% (continued)
FactSet Research Systems, Inc.
,
2.90% , 3/01/2027 125,000 120,263
Fox Corp.
4.71%, 1/25/2029 50,000 49,538
3.50%, 4/08/2030 115,000 106,929
6.50%, 10/13/2033 30,000 31,667
5.48%, 1/25/2039 100,000 95,203
5.58%, 1/25/2049 85,000 78,957
Grupo Televisa SAB
,
6.63% , 1/15/2040 71,000 63,993
Juniper Networks, Inc.
3.75%, 8/15/2029 40,000 38,047
2.00%, 12/10/2030 110,000 92,278
Meta Platforms, Inc.
3.50%, 8/15/2027 70,000 68,579
4.60%, 5/15/2028 70,000 70,216
4.80%, 5/15/2030 100,000 100,823
4.55%, 8/15/2031 250,000 246,742
3.85%, 8/15/2032 220,000 204,949
4.95%, 5/15/2033 30,000 30,070
4.75%, 8/15/2034 250,000 244,176
4.45%, 8/15/2052 223,000 187,427
5.40%, 8/15/2054 100,000 96,775
4.65%, 8/15/2062 160,000 135,162
5.75%, 5/15/2063 495,000 497,252
Motorola Solutions, Inc.
4.60%, 2/23/2028 20,000 19,868
5.00%, 4/15/2029 600,000 600,765
2.30%, 11/15/2030 492,000 423,302
5.60%, 6/01/2032 99,000 101,045
Netflix, Inc.
4.88%, 4/15/2028 580,000 583,106
5.88%, 11/15/2028 321,000 333,200
6.38%, 5/15/2029 40,000 42,447
Nokia OYJ
,
6.63% , 5/15/2039 210,000 213,685
Omnicom Group, Inc.
,
2.60% , 8/01/2031 190,000 163,548
Orange SA
9.00%, 3/01/2031 345,000 411,766
5.38%, 1/13/2042 67,000 63,601
Paramount Global
5.90%, 10/15/2040 160,000 140,668
5.85%, 9/01/2043 180,000 158,080
4.90%, 8/15/2044 375,000 289,162
4.60%, 1/15/2045 270,000 201,709
4.95%, 5/19/2050 110,000 84,310
Rogers Communications, Inc.
3.20%, 3/15/2027 250,000 241,883
4.50%, 3/15/2042 500,000 419,043
4.30%, 2/15/2048 160,000 123,461
4.35%, 5/01/2049 80,000 61,819
Sprint Capital Corp.
6.88%, 11/15/2028 310,000 329,258
8.75%, 3/15/2032 35,000 41,837

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Communications – 2.1% (continued)
Sprint LLC
,
7.63% , 3/01/2026 56,000 57,149
TCI Communications, Inc.
,
7.88% , 2/15/2026 150,000 155,010
Telefonica Emisiones SA
7.05%, 6/20/2036 120,000 131,725
4.90%, 3/06/2048 200,000 168,220
5.52%, 3/01/2049 130,000 119,036
Telefonica Europe BV
,
8.25% , 9/15/2030 91,000 103,569
TELUS Corp.
3.70%, 9/15/2027 109,000 105,986
4.60%, 11/16/2048 62,000 50,370
The Bell Telephone Company of Canada or Bell Canada
4.46%, 4/01/2048 24,000 19,240
4.30%, 7/29/2049 180,000 140,176
The Interpublic Group of Companies, Inc.
4.75%, 3/30/2030 20,000 19,785
3.38%, 3/01/2041 60,000 44,340
5.40%, 10/01/2048 40,000 37,383
The Walt Disney Company
3.70%, 3/23/2027 600,000 590,595
2.00%, 9/01/2029 70,000 62,333
3.80%, 3/22/2030 100,000 95,869
2.65%, 1/13/2031 150,000 133,291
6.20%, 12/15/2034 250,000 271,307
6.40%, 12/15/2035 160,000 175,366
6.65%, 11/15/2037 185,000 206,527
4.63%, 3/23/2040 165,000 152,208
3.50%, 5/13/2040 85,000 68,130
4.75%, 9/15/2044 50,000 44,772
4.70%, 3/23/2050 120,000 105,950
3.60%, 1/13/2051 205,000 149,903
Time Warner Cable LLC
6.55%, 5/01/2037 100,000 97,987
7.30%, 7/01/2038 110,000 114,216
5.88%, 11/15/2040 300,000 271,852
5.50%, 9/01/2041 150,000 129,602
T-Mobile USA, Inc.
1.50%, 2/15/2026 377,000 364,888
2.25%, 2/15/2026 55,000 53,616
2.63%, 4/15/2026 65,000 63,496
3.75%, 4/15/2027 285,000 279,209
2.05%, 2/15/2028 520,000 479,676
4.95%, 3/15/2028 120,000 120,344
4.80%, 7/15/2028 168,000 167,644
2.40%, 3/15/2029 100,000 90,369
2.55%, 2/15/2031 391,000 338,234
2.88%, 2/15/2031 150,000 132,434
2.70%, 3/15/2032 109,000 92,760
5.05%, 7/15/2033 103,000 100,827
5.75%, 1/15/2034 260,000 266,616
5.15%, 4/15/2034 300,000 294,858
4.38%, 4/15/2040 315,000 272,727
3.00%, 2/15/2041 85,000 60,772
4.50%, 4/15/2050 95,000 77,900
3.30%, 2/15/2051 260,000 171,479
3.40%, 10/15/2052 25,000 16,601

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Communications – 2.1% (continued)
T-Mobile USA, Inc. (continued)
5.65%, 1/15/2053 428,000 413,500
5.75%, 1/15/2054 45,000 43,871
6.00%, 6/15/2054 99,000 100,109
3.60%, 11/15/2060 95,000 62,547
5.80%, 9/15/2062 25,000 24,341
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 83,665
4.13%, 6/01/2044 70,000 57,503
3.00%, 7/30/2046 135,000 90,734
VeriSign, Inc.
,
4.75% , 7/15/2027 436,000 434,287
Verizon Communications, Inc.
2.10%, 3/22/2028 325,000 299,924
4.33%, 9/21/2028 603,000 594,749
3.88%, 2/08/2029 161,000 155,501
4.02%, 12/03/2029 250,000 240,516
3.15%, 3/22/2030 50,000 45,901
1.50%, 9/18/2030 205,000 170,790
1.68%, 10/30/2030 140,000 116,667
1.75%, 1/20/2031 80,000 66,252
2.36%, 3/15/2032 455,000 378,685
5.05%, 5/09/2033 165,000 163,112
4.50%, 8/10/2033 50,000 47,279
4.78%, 2/15/2035
(b)
250,000 238,525
5.25%, 3/16/2037 200,000 196,156
4.81%, 3/15/2039 500,000 459,153
3.40%, 3/22/2041 210,000 159,618
2.85%, 9/03/2041 50,000 34,680
6.55%, 9/15/2043 260,000 283,992
4.86%, 8/21/2046 50,000 44,553
5.50%, 3/16/2047 40,000 38,726
4.52%, 9/15/2048 194,000 161,945
2.88%, 11/20/2050 435,000 265,470
3.55%, 3/22/2051 85,000 59,813
3.88%, 3/01/2052 30,000 22,146
5.01%, 8/21/2054 34,000 29,898
3.00%, 11/20/2060 554,000 320,230
3.70%, 3/22/2061 140,000 94,640
Vodafone Group PLC
4.88%, 6/19/2049 90,000 76,720
4.25%, 9/17/2050 30,000 23,100
5.63%, 2/10/2053 200,000 187,933
5.13%, 6/19/2059 193,000 165,757
5.75%, 2/10/2063 55,000 51,518
Weibo Corp.
,
3.38% , 7/08/2030
(a)
225,000 202,272
41,156,616
Consumer, Cyclical – 1.6%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/01/2026 4,826 4,698
Series 2015-1, Class A, 3.38%, 5/01/2027 5,247 5,063
Series 2016-2, Class AA, 3.20%, 6/15/2028 37,770 35,686
Series 2017-1, Class AA, 3.65%, 2/15/2029 31,938 30,373
Series 2017-2, Class AA, 3.35%, 10/15/2029 145,846 136,625

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Cyclical – 1.6% (continued)
American Honda Finance Corp.
Series G, 5.25%, 7/07/2026 15,000 15,133
4.70%, 1/12/2028 15,000 15,017
Series G, 5.13%, 7/07/2028 35,000 35,398
5.65%, 11/15/2028 85,000 87,461
2.25%, 1/12/2029 131,000 118,514
4.60%, 4/17/2030 100,000 98,252
Series G, 5.85%, 10/04/2030 436,000 454,069
Aptiv Swiss Holdings Ltd.
,
4.15% , 5/01/2052 70,000 49,898
AutoNation, Inc.
,
1.95% , 8/01/2028 45,000 40,537
AutoZone, Inc.
5.05%, 7/15/2026 95,000 95,541
4.50%, 2/01/2028 19,000 18,865
6.25%, 11/01/2028 411,000 430,177
4.00%, 4/15/2030 75,000 71,422
Best Buy Co., Inc.
,
4.45% , 10/01/2028 308,000 303,883
Brunswick Corp./de
,
5.10% , 4/01/2052 120,000 93,885
Choice Hotels International, Inc.
3.70%, 12/01/2029 120,000 111,852
3.70%, 1/15/2031 55,000 49,831
Costco Wholesale Corp.
3.00%, 5/18/2027 423,000 410,815
1.38%, 6/20/2027 70,000 65,261
Cummins, Inc.
4.90%, 2/20/2029 150,000 151,048
5.15%, 2/20/2034 200,000 200,286
2.60%, 9/01/2050 50,000 29,621
Darden Restaurants, Inc.
3.85%, 5/01/2027 210,000 205,949
4.55%, 2/15/2048 20,000 16,213
Dick's Sporting Goods, Inc.
3.15%, 1/15/2032
(a)
50,000 43,841
4.10%, 1/15/2052 85,000 61,899
Dollar General Corp.
4.63%, 11/01/2027 110,000 109,415
5.20%, 7/05/2028 10,000 10,068
3.50%, 4/03/2030 50,000 45,922
5.45%, 7/05/2033
(a)
315,000 311,617
4.13%, 4/03/2050 153,000 112,676
Dollar Tree, Inc.
4.20%, 5/15/2028 100,000 97,459
3.38%, 12/01/2051 25,000 15,830
Ford Motor Co.
9.63%, 4/22/2030 50,000 58,017
7.45%, 7/16/2031 127,000 136,865
3.25%, 2/12/2032 423,000 353,831
6.10%, 8/19/2032 100,000 99,666
Ford Motor Credit Co. LLC
6.95%, 3/06/2026 220,000 224,011
2.70%, 8/10/2026 250,000 240,872
4.13%, 8/17/2027 285,000 276,266
6.80%, 5/12/2028 400,000 414,337
6.05%, 11/05/2031 200,000 198,926
7.12%, 11/07/2033 700,000 732,363

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Cyclical – 1.6% (continued)
General Motors Co.
4.20%, 10/01/2027 115,000 112,901
5.60%, 10/15/2032 750,000 750,750
6.60%, 4/01/2036 253,000 264,499
5.15%, 4/01/2038 122,000 111,510
6.75%, 4/01/2046 31,000 31,986
5.95%, 4/01/2049 108,000 101,334
General Motors Financial Co., Inc.
5.25%, 3/01/2026 25,000 25,078
4.00%, 10/06/2026 230,000 226,815
2.35%, 2/26/2027 265,000 251,619
5.00%, 4/09/2027 95,000 95,160
6.00%, 1/09/2028 122,000 125,332
5.80%, 6/23/2028 371,000 379,106
2.40%, 10/15/2028 240,000 218,301
3.60%, 6/21/2030 50,000 45,875
2.35%, 1/08/2031 445,000 375,144
2.70%, 6/10/2031 105,000 89,228
Genuine Parts Co.
,
2.75% , 2/01/2032 20,000 16,905
Hasbro, Inc.
3.55%, 11/19/2026 50,000 48,927
3.90%, 11/19/2029 70,000 65,963
6.35%, 3/15/2040 50,000 50,454
Honda Motor Co. Ltd.
2.53%, 3/10/2027 415,000 397,596
2.97%, 3/10/2032 55,000 47,716
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 50,035
5.75%, 1/30/2027 23,000 23,379
5.75%, 4/23/2030 75,000 76,755
JetBlue Pass-Through Trust
,
Series 2020-1 , Class A , 4.00% , 11/15/2032 29,530 27,483
Las Vegas Sands Corp.
5.90%, 6/01/2027 100,000 101,325
3.90%, 8/08/2029 50,000 46,541
Lear Corp.
3.50%, 5/30/2030 108,000 99,149
5.25%, 5/15/2049 45,000 38,702
Leggett & Platt, Inc.
3.50%, 11/15/2027 125,000 118,919
3.50%, 11/15/2051 100,000 61,617
Lennar Corp.
5.00%, 6/15/2027 135,000 135,397
4.75%, 11/29/2027 150,000 149,681
Lowe's Cos., Inc.
3.35%, 4/01/2027 135,000 131,458
3.10%, 5/03/2027 252,000 244,004
1.70%, 9/15/2028 420,000 377,198
1.70%, 10/15/2030 40,000 33,553
2.63%, 4/01/2031 110,000 96,035
3.75%, 4/01/2032 305,000 279,455
5.00%, 4/15/2040 50,000 46,671
3.70%, 4/15/2046 433,000 322,491
4.05%, 5/03/2047 105,000 81,759
3.00%, 10/15/2050 85,000 52,735

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Cyclical – 1.6% (continued)
Lowe’s Cos., Inc. (continued)
3.50%, 4/01/2051 30,000 20,480
4.25%, 4/01/2052 509,000 397,979
4.45%, 4/01/2062 129,000 100,250
5.80%, 9/15/2062 40,000 38,815
Magna International, Inc.
5.98%, 3/21/2026 32,000 32,007
2.45%, 6/15/2030 20,000 17,632
Marriott International, Inc.
Series R, 3.13%, 6/15/2026 120,000 117,540
5.45%, 9/15/2026 10,000 10,115
5.55%, 10/15/2028 15,000 15,321
Series AA, 4.65%, 12/01/2028 50,000 49,634
Series GG, 3.50%, 10/15/2032 150,000 132,268
Mattel, Inc.
,
5.45% , 11/01/2041 25,000 22,695
McDonald's Corp.
3.80%, 4/01/2028 25,000 24,374
4.80%, 8/14/2028 10,000 10,061
2.63%, 9/01/2029 341,000 311,583
3.60%, 7/01/2030 143,000 134,483
4.95%, 8/14/2033 125,000 123,931
4.70%, 12/09/2035 269,000 257,324
6.30%, 3/01/2038 135,000 145,785
4.45%, 3/01/2047 241,000 202,963
4.45%, 9/01/2048 240,000 200,617
3.63%, 9/01/2049 105,000 76,217
4.20%, 4/01/2050 175,000 138,724
5.45%, 8/14/2053 115,000 109,770
MDC Holdings, Inc.
2.50%, 1/15/2031 342,000 295,184
3.97%, 8/06/2061
(a)
25,000 18,741
Mercedes-Benz Finance North America LLC
,
8.50% , 1/18/2031 155,000 181,649
NIKE, Inc.
2.38%, 11/01/2026 164,000 158,540
2.75%, 3/27/2027 350,000 337,974
3.88%, 11/01/2045 250,000 197,982
3.38%, 11/01/2046 270,000 195,159
3.38%, 3/27/2050 85,000 59,767
O'Reilly Automotive, Inc.
3.55%, 3/15/2026 25,000 24,715
5.75%, 11/20/2026 60,000 61,038
3.60%, 9/01/2027 50,000 48,643
3.90%, 6/01/2029 45,000 43,255
1.75%, 3/15/2031 20,000 16,491
PACCAR Financial Corp.
1.10%, 5/11/2026 40,000 38,362
Series D, 5.20%, 11/09/2026 50,000 50,668
2.00%, 2/04/2027 10,000 9,536
4.45%, 8/06/2027 400,000 399,649
Polaris, Inc.
,
6.95% , 3/15/2029 50,000 52,501
PulteGroup, Inc.
5.00%, 1/15/2027 17,000 17,059
6.00%, 2/15/2035 25,000 25,552

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Cyclical – 1.6% (continued)
Ralph Lauren Corp.
,
2.95% , 6/15/2030 110,000 100,028
Ross Stores, Inc.
,
0.88% , 4/15/2026 85,000 81,238
Sands China Ltd.
2.30%, 3/08/2027 200,000 187,981
5.40%, 8/08/2028 204,000 203,517
Southwest Airlines Co.
5.13%, 6/15/2027 175,000 175,997
2.63%, 2/10/2030
(a)
75,000 66,382
Starbucks Corp.
2.45%, 6/15/2026 300,000 291,611
2.00%, 3/12/2027 120,000 113,710
4.00%, 11/15/2028 43,000 41,858
3.55%, 8/15/2029 168,000 159,509
4.80%, 2/15/2033 165,000 161,615
3.75%, 12/01/2047 150,000 110,264
4.45%, 8/15/2049 40,000 32,825
3.35%, 3/12/2050 40,000 26,791
3.50%, 11/15/2050 102,000 71,203
Target Corp.
2.50%, 4/15/2026 80,000 78,225
3.38%, 4/15/2029 223,000 212,436
2.35%, 2/15/2030 40,000 35,693
4.50%, 9/15/2032 100,000 96,860
4.00%, 7/01/2042 134,000 112,119
2.95%, 1/15/2052 120,000 76,405
4.80%, 1/15/2053
(a)
265,000 236,257
The Home Depot, Inc.
2.50%, 4/15/2027 20,000 19,180
2.88%, 4/15/2027 129,000 124,904
2.95%, 6/15/2029 125,000 116,509
4.75%, 6/25/2029 839,000 841,392
2.70%, 4/15/2030 168,000 151,823
1.38%, 3/15/2031 127,000 103,482
4.50%, 9/15/2032 600,000 583,734
4.95%, 6/25/2034 640,000 630,478
5.88%, 12/16/2036 500,000 527,283
4.25%, 4/01/2046 400,000 333,329
2.38%, 3/15/2051 271,000 152,212
3.63%, 4/15/2052 150,000 108,821
3.50%, 9/15/2056 15,000 10,363
The TJX Companies, Inc.
2.25%, 9/15/2026 200,000 193,280
1.15%, 5/15/2028 10,000 8,979
1.60%, 5/15/2031 102,000 83,841
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 10,120
5.12%, 7/13/2028 25,000 25,435
Toyota Motor Credit Corp.
5.00%, 8/14/2026 45,000 45,401
5.40%, 11/20/2026 55,000 55,894
3.20%, 1/11/2027 25,000 24,403
3.05%, 3/22/2027 130,000 126,246
5.45%, 11/10/2027 320,000 327,433
4.63%, 1/12/2028 200,000 200,576
5.25%, 9/11/2028 80,000 81,385

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Cyclical – 1.6% (continued)
Toyota Motor Credit Corp. (continued)
5.05%, 5/16/2029 646,000 651,865
4.45%, 6/29/2029 70,000 69,166
5.55%, 11/20/2030 50,000 51,591
1.65%, 1/10/2031 140,000 116,317
5.10%, 3/21/2031 405,000 407,817
1.90%, 9/12/2031 68,000 56,193
Tractor Supply Co.
,
5.25% , 5/15/2033 15,000 14,938
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026 24,090 23,777
Series 2018-1, Class AA, 3.50%, 3/01/2030 70,998 66,570
Series 2023-1, Class A, 5.80%, 1/15/2036 157,627 158,894
Walmart, Inc.
1.05%, 9/17/2026 65,000 61,783
5.88%, 4/05/2027 77,000 79,748
3.90%, 4/15/2028 15,000 14,775
3.70%, 6/26/2028 50,000 48,933
1.50%, 9/22/2028 60,000 54,154
4.00%, 4/15/2030 105,000 102,865
1.80%, 9/22/2031 81,000 68,037
4.10%, 4/15/2033 525,000 501,236
5.25%, 9/01/2035 70,000 72,074
3.95%, 6/28/2038 10,000 8,958
2.50%, 9/22/2041 100,000 69,005
4.05%, 6/29/2048 98,000 80,341
2.95%, 9/24/2049 213,000 142,242
2.65%, 9/22/2051 285,000 175,653
4.50%, 9/09/2052 129,000 112,725
WarnerMedia Holdings, Inc.
4.28%, 3/15/2032 815,000 720,074
5.05%, 3/15/2042 575,000 462,740
5.14%, 3/15/2052 130,000 96,973
5.39%, 3/15/2062 295,000 217,624
Whirlpool Corp.
,
4.75% , 2/26/2029 145,000 142,322
WW Grainger, Inc.
,
4.20% , 5/15/2047 90,000 73,492
30,756,737
Consumer, Non-cyclical – 4.2%
Abbott Laboratories
3.75%, 11/30/2026 120,000 118,807
1.15%, 1/30/2028 123,000 111,985
6.00%, 4/01/2039 25,000 27,022
4.90%, 11/30/2046 454,000 423,470
AbbVie, Inc.
3.20%, 5/14/2026 475,000 467,635
2.95%, 11/21/2026 500,000 486,814
4.25%, 11/14/2028 100,000 98,657
3.20%, 11/21/2029 145,000 135,172
4.95%, 3/15/2031 610,000 611,861
4.50%, 5/14/2035 100,000 94,042
4.30%, 5/14/2036 567,000 518,230
4.05%, 11/21/2039 150,000 128,734
5.35%, 3/15/2044 45,000 43,955
4.75%, 3/15/2045 125,000 112,008
4.70%, 5/14/2045 269,000 239,210
4.25%, 11/21/2049 806,000 659,393

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Adventist Health System/West
,
3.63% , 3/01/2049 92,000 64,315
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 48,531
Series 2020, 2.21%, 6/15/2030 18,000 15,706
Aetna, Inc.
6.63%, 6/15/2036 245,000 257,061
4.75%, 3/15/2044 35,000 29,199
Agilent Technologies, Inc.
2.75%, 9/15/2029 100,000 91,079
2.30%, 3/12/2031 47,000 40,200
Ahold Finance USA LLC
,
6.88% , 5/01/2029 25,000 26,948
AHS Hospital Corp.
5.02%, 7/01/2045 85,000 79,617
Series 2021, 2.78%, 7/01/2051 280,000 172,111
Allina Health System
,
Series 2021 , 2.90% , 11/15/2051 100,000 62,008
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,969
2.63%, 9/16/2026 31,000 30,016
3.40%, 5/06/2030 950,000 873,110
2.45%, 2/04/2032 120,000 98,898
5.80%, 2/14/2039 75,000 74,273
3.40%, 2/04/2041 215,000 155,360
4.25%, 8/09/2042 470,000 374,379
4.50%, 5/02/2043 40,000 32,687
5.95%, 2/14/2049 180,000 174,714
4.45%, 5/06/2050 172,000 132,722
Amgen, Inc.
5.51%, 3/02/2026 150,000 150,013
2.60%, 8/19/2026 127,000 123,252
2.20%, 2/21/2027 60,000 57,095
5.15%, 3/02/2028 240,000 242,748
3.00%, 2/22/2029 180,000 168,006
4.05%, 8/18/2029 250,000 241,346
5.25%, 3/02/2030 197,000 199,442
2.00%, 1/15/2032 250,000 204,011
3.35%, 2/22/2032 135,000 120,672
4.20%, 3/01/2033 286,000 265,824
5.60%, 3/02/2043 612,000 597,716
4.40%, 5/01/2045 75,000 62,361
4.56%, 6/15/2048 137,000 114,994
4.66%, 6/15/2051 68,000 57,243
4.20%, 2/22/2052 90,000 69,599
5.65%, 3/02/2053 384,000 371,246
2.77%, 9/01/2053 215,000 125,184
5.75%, 3/02/2063 215,000 207,447
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/01/2036 365,000 345,418
4.90%, 2/01/2046 736,000 665,675
Anheuser-Busch InBev Finance, Inc.
,
4.63% , 2/01/2044 100,000 88,404
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/2031 75,000 75,045
4.38%, 4/15/2038 1,200,000 1,081,260
8.20%, 1/15/2039 25,000 31,255
5.45%, 1/23/2039 25,000 24,936
8.00%, 11/15/2039 25,000 30,982

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.95%, 1/15/2042 25,000 23,137
5.80%, 1/23/2059 345,000 349,647
Ascension Health
Series B, 2.53%, 11/15/2029 45,000 40,737
3.95%, 11/15/2046 66,000 52,274
4.85%, 11/15/2053 25,000 22,601
AstraZeneca Finance LLC
1.20%, 5/28/2026 75,000 71,964
4.80%, 2/26/2027 250,000 251,870
4.88%, 3/03/2028 175,000 176,377
1.75%, 5/28/2028 160,000 145,948
4.85%, 2/26/2029 400,000 401,648
AstraZeneca PLC
0.70%, 4/08/2026 150,000 143,732
3.13%, 6/12/2027 118,000 114,549
6.45%, 9/15/2037 325,000 357,235
4.00%, 9/18/2042 50,000 41,577
4.38%, 11/16/2045 75,000 64,442
Avery Dennison Corp.
,
4.88% , 12/06/2028 130,000 129,785
Baptist Healthcare System Obligated Group
,
Series 20B , 3.54% , 8/15/2050 117,000 81,432
BAT Capital Corp.
3.22%, 9/06/2026 40,000 39,051
4.70%, 4/02/2027 231,000 230,369
3.56%, 8/15/2027 14,000 13,579
2.26%, 3/25/2028 25,000 23,083
2.73%, 3/25/2031 350,000 304,320
4.39%, 8/15/2037 270,000 233,449
4.54%, 8/15/2047 80,000 63,668
4.76%, 9/06/2049 65,000 52,837
5.28%, 4/02/2050 50,000 43,778
5.65%, 3/16/2052 200,000 184,118
7.08%, 8/02/2053 40,000 43,972
BAT International Finance PLC
1.67%, 3/25/2026 30,000 28,990
5.93%, 2/02/2029 270,000 278,279
Baxter International, Inc.
1.92%, 2/01/2027 365,000 345,473
2.27%, 12/01/2028 30,000 27,224
2.54%, 2/01/2032 125,000 105,195
3.13%, 12/01/2051 45,000 28,152
Baylor Scott & White Holdings
,
Series 2021 , 2.84% , 11/15/2050 50,000 31,529
Becton, Dickinson & Co.
3.70%, 6/06/2027 135,000 132,085
4.69%, 2/13/2028 443,000 442,075
2.82%, 5/20/2030 120,000 107,800
1.96%, 2/11/2031 120,000 100,661
4.67%, 6/06/2047 85,000 73,336
3.79%, 5/20/2050 28,000 20,722
Biogen, Inc.
2.25%, 5/01/2030 75,000 65,303
5.20%, 9/15/2045 45,000 40,656
3.15%, 5/01/2050 183,000 114,748

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
BIO-RAD Laboratories, Inc.
3.30%, 3/15/2027 15,000 14,547
3.70%, 3/15/2032 100,000 90,006
Bon Secours Mercy Health, Inc.
3.46%, 6/01/2030 120,000 112,415
Series 20-2, 2.10%, 6/01/2031 120,000 100,787
Series 20-2, 3.21%, 6/01/2050 25,000 16,518
Boston Scientific Corp.
2.65%, 6/01/2030 25,000 22,372
4.70%, 3/01/2049 80,000 70,510
Bristol-Myers Squibb Co.
4.95%, 2/20/2026 300,000 301,555
3.20%, 6/15/2026 200,000 196,832
1.13%, 11/13/2027 150,000 137,230
3.90%, 2/20/2028 100,000 98,153
4.90%, 2/22/2029 100,000 100,596
5.10%, 2/22/2031 200,000 201,957
2.35%, 11/13/2040 20,000 13,346
3.55%, 3/15/2042 510,000 395,641
4.35%, 11/15/2047 100,000 82,782
4.55%, 2/20/2048 28,000 23,806
4.25%, 10/26/2049 365,000 296,182
2.55%, 11/13/2050 125,000 72,320
3.70%, 3/15/2052 245,000 178,403
3.90%, 3/15/2062
(a)
110,000 78,273
5.65%, 2/22/2064 533,000 513,791
Brown University, in Providence in the State of Rhode Island & Providence Plantations
,
Series A , 2.92% ,
9/01/2050 130,000 86,091
Bunge Ltd. Finance Corp.
,
3.75% , 9/25/2027 109,000 106,286
California Institute of Technology
,
4.70% , 11/01/2111 35,000 28,495
Cardinal Health, Inc.
5.35%, 11/15/2034 200,000 197,628
4.60%, 3/15/2043 25,000 21,233
4.50%, 11/15/2044 120,000 99,379
4.90%, 9/15/2045 90,000 78,468
Cencora, Inc.
3.45%, 12/15/2027 50,000 48,287
2.80%, 5/15/2030 75,000 67,400
4.30%, 12/15/2047 50,000 40,470
Centene Corp.
4.25%, 12/15/2027 388,000 376,326
2.45%, 7/15/2028 275,000 248,975
4.63%, 12/15/2029 250,000 237,862
3.00%, 10/15/2030 120,000 103,896
2.63%, 8/01/2031 365,000 302,040
Children's Hospital
,
Series 2020 , 2.93% , 7/15/2050 50,000 31,378
Coca-Cola Femsa SAB de CV
,
2.75% , 1/22/2030 50,000 44,984
Colgate-Palmolive Co.
3.10%, 8/15/2027 250,000 242,275
4.60%, 3/01/2028 50,000 50,385
4.60%, 3/01/2033 35,000 34,520
3.70%, 8/01/2047 125,000 96,677
CommonSpirit Health
3.35%, 10/01/2029 60,000 55,957
2.78%, 10/01/2030 227,000 201,221

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
CommonSpirit Health (continued)
3.91%, 10/01/2050 145,000 107,749
6.46%, 11/01/2052 50,000 53,409
Community Health Network, Inc.
,
Series 20-A , 3.10% , 5/01/2050 65,000 41,572
ConAgra Brands, Inc.
5.30%, 10/01/2026 50,000 50,409
5.40%, 11/01/2048 125,000 113,059
Constellation Brands, Inc.
4.65%, 11/15/2028 50,000 49,497
3.15%, 8/01/2029 25,000 23,088
2.25%, 8/01/2031 150,000 124,912
4.50%, 5/09/2047 220,000 181,104
5.25%, 11/15/2048 180,000 163,500
Cottage Health Obligated Group
,
Series 2020 , 3.30% , 11/01/2049 25,000 17,371
CVS Health Corp.
2.88%, 6/01/2026 72,000 70,119
3.00%, 8/15/2026 60,000 58,406
1.30%, 8/21/2027 270,000 246,225
4.30%, 3/25/2028 65,000 63,458
3.25%, 8/15/2029 307,000 281,812
5.13%, 2/21/2030 50,000 49,537
3.75%, 4/01/2030 15,000 13,915
5.25%, 1/30/2031 204,000 201,833
1.88%, 2/28/2031 70,000 56,992
2.13%, 9/15/2031 550,000 446,463
5.25%, 2/21/2033 138,000 134,138
5.30%, 6/01/2033 810,000 787,499
4.13%, 4/01/2040 9,000 7,144
6.00%, 6/01/2044 500,000 479,175
5.13%, 7/20/2045 353,000 301,930
5.05%, 3/25/2048 265,000 221,869
5.88%, 6/01/2053 25,000 23,275
Danaher Corp.
,
2.80% , 12/10/2051 95,000 58,131
DENTSPLY SIRONA, Inc.
,
3.25% , 6/01/2030 50,000 44,043
DH Europe Finance II Sarl
,
3.25% , 11/15/2039 129,000 100,262
Diageo Capital PLC
5.38%, 10/05/2026 200,000 202,706
5.63%, 10/05/2033 200,000 205,708
Dignity Health
4.50%, 11/01/2042 125,000 106,473
5.27%, 11/01/2064 70,000 62,361
Duke University
,
Series 2020 , 2.83% , 10/01/2055 225,000 140,071
Elevance Health, Inc.
4.10%, 3/01/2028 208,000 204,096
2.55%, 3/15/2031 70,000 60,628
5.50%, 10/15/2032 100,000 101,388
4.75%, 2/15/2033 550,000 529,521
4.65%, 8/15/2044 89,000 76,541
4.38%, 12/01/2047 428,000 345,074
4.55%, 3/01/2048 388,000 318,687
5.85%, 11/01/2064 100,000 96,262
Eli Lilly & Co.
4.50%, 2/09/2027 200,000 200,523
3.38%, 3/15/2029 165,000 158,099
4.70%, 2/09/2034 550,000 533,543

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Eli Lilly & Co. (continued)
4.60%, 8/14/2034 300,000 288,819
4.88%, 2/27/2053 82,000 73,701
5.00%, 2/09/2054 100,000 91,565
2.50%, 9/15/2060 90,000 48,035
5.10%, 2/09/2064 200,000 181,929
Emory University
,
Series 2020 , 2.14% , 9/01/2030 215,000 188,212
Equifax, Inc.
5.10%, 6/01/2028 434,000 436,743
2.35%, 9/15/2031 100,000 83,990
Flowers Foods, Inc.
,
2.40% , 3/15/2031 65,000 55,385
Fomento Economico Mexicano SAB de CV
,
3.50% , 1/16/2050 140,000 99,990
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027 250,000 255,849
5.86%, 3/15/2030 245,000 254,335
6.38%, 11/22/2052 50,000 53,618
General Mills, Inc.
3.20%, 2/10/2027 25,000 24,345
4.20%, 4/17/2028 225,000 221,248
5.50%, 10/17/2028 18,000 18,387
4.88%, 1/30/2030 200,000 199,343
4.95%, 3/29/2033 50,000 48,808
5.25%, 1/30/2035 280,000 276,242
Gilead Sciences, Inc.
3.65%, 3/01/2026 85,000 84,261
2.95%, 3/01/2027 50,000 48,395
4.80%, 11/15/2029 100,000 99,736
1.65%, 10/01/2030 25,000 20,970
5.10%, 6/15/2035 111,000 109,411
2.60%, 10/01/2040 860,000 600,193
4.50%, 2/01/2045 35,000 30,043
2.80%, 10/01/2050 75,000 46,028
5.55%, 10/15/2053 80,000 78,375
5.50%, 11/15/2054 100,000 97,183
5.60%, 11/15/2064 100,000 96,765
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034 200,000 205,634
6.38%, 5/15/2038 270,000 294,170
Global Payments, Inc.
1.20%, 3/01/2026 116,000 111,555
2.15%, 1/15/2027 30,000 28,535
4.95%, 8/15/2027 25,000 25,063
3.20%, 8/15/2029 128,000 117,794
5.30%, 8/15/2029 12,000 12,042
5.40%, 8/15/2032 40,000 40,012
4.15%, 8/15/2049 165,000 122,382
GXO Logistics, Inc.
1.65%, 7/15/2026 292,000 278,546
2.65%, 7/15/2031 50,000 42,543
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/01/2041 45,000 31,377
Series 2020, 2.88%, 9/01/2050 25,000 15,777
4.50%, 7/01/2057 240,000 198,312

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Haleon US Capital LLC
,
3.38% , 3/24/2029 278,000 262,235
Hartford Healthcare Corp.
,
3.45% , 7/01/2054 75,000 51,499
HCA, Inc.
5.88%, 2/15/2026 96,000 96,452
5.25%, 6/15/2026 499,000 500,509
4.50%, 2/15/2027 131,000 129,948
5.20%, 6/01/2028 15,000 15,084
5.63%, 9/01/2028 101,000 102,527
5.88%, 2/01/2029 200,000 204,611
3.38%, 3/15/2029 350,000 326,530
4.13%, 6/15/2029 150,000 143,876
3.63%, 3/15/2032 270,000 240,632
5.50%, 6/01/2033 255,000 253,276
4.38%, 3/15/2042 10,000 8,196
5.25%, 6/15/2049 685,000 597,283
4.63%, 3/15/2052 85,000 67,044
Hormel Foods Corp.
,
1.80% , 6/11/2030 40,000 34,242
Humana, Inc.
5.75%, 12/01/2028 50,000 51,105
3.70%, 3/23/2029 74,000 70,143
3.13%, 8/15/2029 115,000 105,525
2.15%, 2/03/2032 105,000 84,755
5.95%, 3/15/2034 140,000 142,037
4.63%, 12/01/2042 28,000 23,256
5.50%, 3/15/2053 56,000 50,318
5.75%, 4/15/2054 300,000 280,226
Illumina, Inc.
,
2.55% , 3/23/2031 150,000 128,471
Indiana University Health, Inc. Obligated Group
,
3.97% , 11/01/2048 237,000 187,327
Inova Health System Foundation
,
4.07% , 5/15/2052 25,000 19,966
Integris Baptist Medical Center, Inc.
,
Series A , 3.88% , 8/15/2050 25,000 17,909
JBS USA Holding Lux Sarl/ Jbs USA Food Co./ Jbs Lux Co. Sarl
6.75%, 3/15/2034 33,000 35,109
7.25%, 11/15/2053 300,000 333,401
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.
2.50%, 1/15/2027 25,000 23,831
5.50%, 1/15/2030 100,000 100,184
5.75%, 4/01/2033 73,000 73,152
4.38%, 2/02/2052 210,000 158,185
Johns Hopkins University
,
Series A , 2.81% , 1/01/2060 25,000 14,918
Johnson & Johnson
2.45%, 3/01/2026 110,000 107,882
2.95%, 3/03/2027 255,000 248,072
2.90%, 1/15/2028 190,000 182,613
1.30%, 9/01/2030 305,000 257,207
4.38%, 12/05/2033 50,000 48,583
3.63%, 3/03/2037 135,000 117,184
5.95%, 8/15/2037 75,000 80,787
3.40%, 1/15/2038 275,000 229,411
2.10%, 9/01/2040 100,000 66,757
3.70%, 3/01/2046 457,000 360,160
3.50%, 1/15/2048 85,000 63,736
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 67,967
4.15%, 5/01/2047 240,000 196,114
Series 2021, 3.00%, 6/01/2051 180,000 116,552

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Kellanova
3.25%, 4/01/2026 225,000 221,580
4.30%, 5/15/2028 77,000 75,904
2.10%, 6/01/2030 25,000 21,820
5.25%, 3/01/2033 60,000 59,846
4.50%, 4/01/2046 30,000 25,279
Kenvue, Inc.
5.35%, 3/22/2026 75,000 75,698
5.05%, 3/22/2028 120,000 121,632
5.00%, 3/22/2030 230,000 231,980
4.90%, 3/22/2033 315,000 309,988
5.10%, 3/22/2043 95,000 90,899
5.05%, 3/22/2053 105,000 97,247
Keurig Dr. Pepper, Inc.
2.55%, 9/15/2026 185,000 179,078
4.60%, 5/25/2028 50,000 49,641
3.95%, 4/15/2029 235,000 226,138
5.30%, 3/15/2034
(a)
215,000 214,463
4.50%, 11/15/2045 47,000 39,250
3.80%, 5/01/2050 50,000 36,657
4.50%, 4/15/2052 170,000 139,454
Kimberly-Clark Corp.
1.05%, 9/15/2027 45,000 41,244
3.90%, 5/04/2047 95,000 74,138
Kraft Heinz Foods Co.
3.00%, 6/01/2026 125,000 122,284
3.88%, 5/15/2027 110,000 108,057
4.25%, 3/01/2031 146,000 140,192
6.88%, 1/26/2039 155,000 171,022
5.00%, 6/04/2042 65,000 58,541
5.20%, 7/15/2045 350,000 318,778
4.38%, 6/01/2046 194,000 157,639
4.88%, 10/01/2049 85,000 73,053
Laboratory Corp. of America Holdings
1.55%, 6/01/2026 110,000 105,615
2.95%, 12/01/2029 50,000 45,511
4.70%, 2/01/2045 70,000 60,248
Mass General Brigham, Inc.
,
Series 2020 , 3.19% , 7/01/2049 140,000 95,707
Massachusetts Institute of Technology
3.96%, 7/01/2038 25,000 22,371
3.07%, 4/01/2052 400,000 269,726
Mayo Clinic
,
Series 2016 , 4.13% , 11/15/2052 270,000 218,526
McCormick & Co., Inc.
0.90%, 2/15/2026 40,000 38,510
1.85%, 2/15/2031 15,000 12,497
4.95%, 4/15/2033 10,000 9,777
McKesson Corp.
1.30%, 8/15/2026 70,000 66,646
4.90%, 7/15/2028 40,000 40,229
5.10%, 7/15/2033 10,000 9,942
Mead Johnson Nutrition Co.
,
5.90% , 11/01/2039 20,000 20,610
Medtronic, Inc.
4.38%, 3/15/2035 350,000 330,292
4.63%, 3/15/2045 90,000 80,461

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Memorial Health Services
,
3.45% , 11/01/2049 50,000 35,396
Memorial Sloan-Kettering Cancer Center
4.13%, 7/01/2052 5,000 4,017
Series 2015, 4.20%, 7/01/2055 50,000 40,535
Merck & Co., Inc.
1.70%, 6/10/2027 30,000 28,223
4.05%, 5/17/2028 40,000 39,557
1.90%, 12/10/2028 30,000 27,184
3.40%, 3/07/2029 50,000 47,687
4.30%, 5/17/2030 75,000 73,775
1.45%, 6/24/2030 149,000 125,283
4.50%, 5/17/2033
(a)
75,000 72,394
3.90%, 3/07/2039 120,000 102,260
4.15%, 5/18/2043 265,000 221,967
4.90%, 5/17/2044 18,000 16,666
3.70%, 2/10/2045 43,000 33,396
2.45%, 6/24/2050 175,000 101,134
2.75%, 12/10/2051 120,000 72,773
5.00%, 5/17/2053 161,000 147,029
2.90%, 12/10/2061 345,000 198,488
Molson Coors Beverage Co.
3.00%, 7/15/2026 175,000 170,858
5.00%, 5/01/2042 105,000 95,642
Mondelez International, Inc.
2.63%, 3/17/2027 245,000 234,842
2.75%, 4/13/2030 50,000 44,910
Montefiore Obligated Group
Series 18-C, 5.25%, 11/01/2048 355,000 299,103
4.29%, 9/01/2050 100,000 69,358
Moody's Corp.
3.25%, 1/15/2028 150,000 144,230
4.25%, 8/08/2032 100,000 94,712
4.88%, 12/17/2048 75,000 66,663
Mylan, Inc.
,
4.55% , 4/15/2028 60,000 58,933
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 19,251
4.26%, 11/01/2047 50,000 40,165
3.81%, 11/01/2049 50,000 36,805
Northwestern University
4.64%, 12/01/2044 65,000 59,820
Series 2017, 3.66%, 12/01/2057 200,000 146,860
Novant Health, Inc.
,
2.64% , 11/01/2036 92,000 70,636
Novartis Capital Corp.
2.00%, 2/14/2027 55,000 52,478
3.10%, 5/17/2027 170,000 165,120
2.20%, 8/14/2030 190,000 166,609
3.70%, 9/21/2042 10,000 8,085
4.40%, 5/06/2044 170,000 149,776
NY Society For Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery
,
Series 2020 , 2.67% ,
10/01/2050 180,000 108,849
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 67,764
Series 2020, 3.38%, 7/01/2055 100,000 67,556

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Ochsner LSU Health System of North Louisiana
,
Series 2021 , 2.51% , 5/15/2031 150,000 117,854
OhioHealth Corp.
2.83%, 11/15/2041 50,000 35,321
Series 2020, 3.04%, 11/15/2050 30,000 19,994
Orlando Health Obligated Group
,
4.09% , 10/01/2048 125,000 99,577
PayPal Holdings, Inc.
2.65%, 10/01/2026 55,000 53,318
2.85%, 10/01/2029 100,000 92,011
4.40%, 6/01/2032 59,000 56,637
5.50%, 6/01/2054
(a)
250,000 241,775
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 85,000 71,412
Series 2020, 3.22%, 11/15/2050 12,000 7,600
PepsiCo, Inc.
4.55%, 2/13/2026 167,000 167,291
2.85%, 2/24/2026 25,000 24,614
2.38%, 10/06/2026 16,000 15,478
5.13%, 11/10/2026 50,000 50,631
2.63%, 3/19/2027 40,000 38,588
3.00%, 10/15/2027 125,000 120,576
3.60%, 2/18/2028 70,000 68,269
7.00%, 3/01/2029 113,000 122,847
1.40%, 2/25/2031 68,000 55,955
3.50%, 3/19/2040 20,000 16,092
3.60%, 8/13/2042 25,000 19,573
3.45%, 10/06/2046 50,000 36,999
2.75%, 10/21/2051 280,000 172,368
4.20%, 7/18/2052 45,000 36,335
4.65%, 2/15/2053 105,000 91,283
5.25%, 7/17/2054 590,000 564,341
Pfizer Investment Enterprises Pte Ltd.
4.75%, 5/19/2033 85,000 82,641
5.11%, 5/19/2043 50,000 47,158
5.30%, 5/19/2053 930,000 872,359
5.34%, 5/19/2063 70,000 64,308
Pfizer, Inc.
3.60%, 9/15/2028
(a)
130,000 126,199
3.45%, 3/15/2029 25,000 23,920
2.63%, 4/01/2030 50,000 45,039
1.70%, 5/28/2030 70,000 59,897
4.00%, 12/15/2036 244,000 218,440
4.10%, 9/15/2038 500,000 437,272
2.55%, 5/28/2040 125,000 87,032
5.60%, 9/15/2040 200,000 201,616
Pharmacia LLC
,
6.60% , 12/01/2028 50,000 53,165
Philip Morris International, Inc.
2.75%, 2/25/2026 50,000 49,097
0.88%, 5/01/2026 104,000 99,447
5.13%, 11/17/2027 140,000 141,794
4.88%, 2/15/2028 365,000 366,903
3.13%, 3/02/2028 40,000 38,188
3.38%, 8/15/2029 40,000 37,608
2.10%, 5/01/2030 100,000 86,768
5.38%, 2/15/2033 750,000 751,990
4.38%, 11/15/2041 140,000 118,815

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Philip Morris International, Inc. (continued)
3.88%, 8/21/2042 101,000 80,028
4.13%, 3/04/2043 90,000 73,184
4.88%, 11/15/2043 100,000 89,880
Piedmont Healthcare, Inc.
Series 2032, 2.04%, 1/01/2032 50,000 41,001
2.86%, 1/01/2052 30,000 18,393
Pilgrim's Pride Corp.
4.25%, 4/15/2031 45,000 41,794
3.50%, 3/01/2032 310,000 268,979
Providence St. Joseph Health Obligated Group
Series H, 2.75%, 10/01/2026 80,000 77,453
Series 19A, 2.53%, 10/01/2029 110,000 99,033
Series I, 3.74%, 10/01/2047 103,000 76,469
Series A, 3.93%, 10/01/2048 25,000 19,079
Quest Diagnostics, Inc.
3.45%, 6/01/2026 65,000 64,006
4.20%, 6/30/2029 18,000 17,496
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 115,000 96,118
2.80%, 9/15/2050 135,000 78,893
RELX Capital, Inc.
,
4.00% , 3/18/2029 145,000 140,352
Revvity, Inc.
3.30%, 9/15/2029 50,000 46,298
2.55%, 3/15/2031 215,000 183,100
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 24,723
5.85%, 8/15/2045 235,000 222,676
Royalty Pharma PLC
2.20%, 9/02/2030 40,000 34,175
3.30%, 9/02/2040 400,000 291,830
3.55%, 9/02/2050 70,000 46,607
S&P Global, Inc.
2.45%, 3/01/2027 566,000 542,422
2.70%, 3/01/2029 180,000 166,341
4.25%, 5/01/2029 120,000 117,486
2.50%, 12/01/2029 195,000 175,717
1.25%, 8/15/2030 10,000 8,294
2.90%, 3/01/2032 50,000 43,623
3.90%, 3/01/2062 60,000 44,367
Seattle Children's Hospital
,
Series 2021 , 2.72% , 10/01/2050 25,000 15,387
Sharp HealthCare
,
Series 20B , 2.68% , 8/01/2050 45,000 27,354
Shire Acquisitions Investments Ireland DAC
,
3.20% , 9/23/2026 5,000 4,897
Smith & Nephew PLC
,
2.03% , 10/14/2030 45,000 38,000
Solventum Corp.
,
6.00% , 5/15/2064 102,000 99,223
SSM Health Care Corp.
,
4.89% , 6/01/2028 240,000 240,053
Stanford Health Care
,
Series 2018 , 3.80% , 11/15/2048 165,000 126,804
STERIS Irish FinCo UnLtd. Co.
2.70%, 3/15/2031 150,000 130,223
3.75%, 3/15/2051 30,000 21,133
Stryker Corp.
4.38%, 5/15/2044 185,000 155,698
4.63%, 3/15/2046 55,000 47,885

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Sutter Health
Series 2018, 4.09%, 8/15/2048 190,000 153,050
Series 20A, 3.36%, 8/15/2050 85,000 59,784
SYSCO Corp.
5.75%, 1/17/2029 50,000 51,511
5.95%, 4/01/2030 52,000 54,074
6.00%, 1/17/2034 50,000 52,394
4.85%, 10/01/2045 205,000 179,453
3.30%, 2/15/2050 20,000 13,375
6.60%, 4/01/2050 20,000 21,698
3.15%, 12/14/2051 100,000 64,114
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028 205,000 206,188
3.03%, 7/09/2040 465,000 340,153
The California Endowment
,
Series 2021 , 2.50% , 4/01/2051 100,000 59,000
The Campbell's Comapny
5.20%, 3/21/2029 400,000 403,623
2.38%, 4/24/2030 29,000 25,484
5.40%, 3/21/2034 400,000 398,153
The Cigna Group
4.50%, 2/25/2026 69,000 68,902
1.25%, 3/15/2026 27,000 26,002
3.40%, 3/01/2027 105,000 102,273
3.05%, 10/15/2027 50,000 47,937
4.38%, 10/15/2028 25,000 24,566
2.40%, 3/15/2030 131,000 115,279
2.38%, 3/15/2031 322,000 274,892
5.40%, 3/15/2033 250,000 250,292
5.25%, 2/15/2034
(a)
250,000 245,805
3.88%, 10/15/2047 150,000 110,057
3.40%, 3/15/2050 120,000 79,507
3.40%, 3/15/2051 125,000 82,185
5.60%, 2/15/2054 400,000 374,852
The City of Hope
,
Series 2013 , 5.62% , 11/15/2043 135,000 129,688
The Clorox Company
3.10%, 10/01/2027 135,000 129,717
1.80%, 5/15/2030 80,000 68,383
4.60%, 5/01/2032 75,000 72,898
The Coca-Cola Company
1.45%, 6/01/2027 363,000 339,798
1.65%, 6/01/2030 200,000 171,098
2.00%, 3/05/2031 40,000 34,196
1.38%, 3/15/2031 55,000 45,101
2.25%, 1/05/2032 85,000 72,334
4.65%, 8/14/2034 500,000 486,084
2.50%, 6/01/2040 220,000 155,146
2.60%, 6/01/2050 343,000 207,590
3.00%, 3/05/2051 30,000 19,787
2.50%, 3/15/2051 135,000 79,325
The Estee Lauder Companies, Inc.
3.15%, 3/15/2027 15,000 14,585
4.38%, 5/15/2028 15,000 14,839
4.38%, 6/15/2045 100,000 82,168
3.13%, 12/01/2049 60,000 38,694
5.15%, 5/15/2053 74,000 68,813

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
The George Washington University
,
Series 2014 , 4.30% , 9/15/2044 20,000 17,241
The Georgetown University
,
Series 20A , 2.94% , 4/01/2050 200,000 128,504
The Hershey Company
,
3.13% , 11/15/2049 70,000 46,559
The J.M. Smucker Company
5.90%, 11/15/2028 85,000 88,280
2.38%, 3/15/2030 88,000 77,916
6.50%, 11/15/2043 15,000 15,897
6.50%, 11/15/2053 20,000 21,282
The Kroger Company
3.50%, 2/01/2026 40,000 39,551
2.65%, 10/15/2026 25,000 24,176
3.70%, 8/01/2027 124,000 121,199
1.70%, 1/15/2031 175,000 144,618
3.95%, 1/15/2050 175,000 131,222
5.50%, 9/15/2054 500,000 469,112
The Leland Stanford Junior University
3.65%, 5/01/2048 50,000 38,569
2.41%, 6/01/2050 50,000 29,641
The Mount Sinai Hospital
Series 2017, 3.98%, 7/01/2048 30,000 21,497
Series 2019, 3.74%, 7/01/2049 185,000 120,944
The New York & Presbyterian Hospital
4.02%, 8/01/2045 10,000 8,196
Series 2019, 3.95%, 8/01/2119 60,000 41,171
The Procter & Gamble Company
2.80%, 3/25/2027 241,000 233,735
2.85%, 8/11/2027 150,000 144,640
3.00%, 3/25/2030 285,000 263,967
1.20%, 10/29/2030 438,000 363,711
1.95%, 4/23/2031 150,000 128,922
3.50%, 10/25/2047 150,000 114,653
The Rockefeller Foundation
,
Series 2020 , 2.49% , 10/01/2050 50,000 30,254
The Toledo Hospital
,
5.75% , 11/15/2038 150,000 147,894
The Trustees of Princeton University
,
Series 2020 , 2.52% , 7/01/2050 285,000 176,344
The University of Chicago
Series 20B, 2.76%, 4/01/2045 50,000 37,792
4.00%, 10/01/2053 50,000 39,897
The Washington University
Series 2022, 3.52%, 4/15/2054 125,000 90,969
4.35%, 4/15/2122 25,000 19,198
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 45,000 45,378
4.80%, 11/21/2027 100,000 100,703
1.75%, 10/15/2028 125,000 112,858
4.98%, 8/10/2030 95,000 95,769
4.95%, 11/21/2032 176,000 174,987
5.09%, 8/10/2033 20,000 19,931
5.40%, 8/10/2043 95,000 93,467
4.10%, 8/15/2047 150,000 121,522
Thomas Jefferson University
,
3.85% , 11/01/2057 100,000 71,087
Trinity Health Corp.
Series 2021, 2.63%, 12/01/2040 45,000 31,461
4.13%, 12/01/2045 45,000 36,939

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Tyson Foods, Inc.
4.00%, 3/01/2026 262,000 260,123
3.55%, 6/02/2027 275,000 267,284
4.35%, 3/01/2029 123,000 119,711
4.88%, 8/15/2034 10,000 9,491
5.15%, 8/15/2044 34,000 30,759
5.10%, 9/28/2048 105,000 93,202
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 96,608
2.90%, 5/05/2027 160,000 154,701
4.88%, 9/08/2028 100,000 101,000
2.13%, 9/06/2029 215,000 192,145
5.00%, 12/08/2033 100,000 99,872
Series 30Y, 2.63%, 8/12/2051 65,000 39,180
UnitedHealth Group, Inc.
3.10%, 3/15/2026 107,000 105,468
3.45%, 1/15/2027 60,000 58,860
3.70%, 5/15/2027 50,000 49,049
2.95%, 10/15/2027 363,000 347,958
3.85%, 6/15/2028 125,000 121,781
3.88%, 12/15/2028 285,000 276,933
4.25%, 1/15/2029 60,000 58,913
4.00%, 5/15/2029 110,000 106,595
2.88%, 8/15/2029 25,000 23,082
2.30%, 5/15/2031 60,000 51,265
4.20%, 5/15/2032 236,000 223,172
4.63%, 7/15/2035 347,000 328,600
5.80%, 3/15/2036 142,000 146,698
6.88%, 2/15/2038 72,000 81,184
3.50%, 8/15/2039 433,000 344,223
5.95%, 2/15/2041 30,000 30,751
3.05%, 5/15/2041 10,000 7,221
3.95%, 10/15/2042 50,000 40,198
3.75%, 10/15/2047 185,000 137,587
4.25%, 6/15/2048 38,000 30,531
3.70%, 8/15/2049 50,000 36,352
3.25%, 5/15/2051 75,000 49,419
4.75%, 5/15/2052 185,000 158,238
5.88%, 2/15/2053 60,000 60,203
5.05%, 4/15/2053 315,000 281,464
5.38%, 4/15/2054 500,000 467,842
3.13%, 5/15/2060 130,000 77,199
4.95%, 5/15/2062 53,000 45,549
6.05%, 2/15/2063 115,000 116,766
5.20%, 4/15/2063 444,000 395,732
5.75%, 7/15/2064 250,000 242,657
Universal Health Services, Inc.
1.65%, 9/01/2026 133,000 126,364
2.65%, 1/15/2032 215,000 176,967
University of Notre Dame du Lac
,
Series 2015 , 3.44% , 2/15/2045 30,000 22,793
University of Southern California
,
Series 2017 , 3.84% , 10/01/2047 75,000 59,538
UPMC
,
5.04% , 5/15/2033 10,000 9,826
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 143,000 140,969
5.25%, 6/15/2046 40,000 33,563

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Verisk Analytics, Inc.
5.50%, 6/15/2045 50,000 47,144
3.63%, 5/15/2050 45,000 31,320
Viatris, Inc.
3.85%, 6/22/2040 187,000 140,159
4.00%, 6/22/2050 230,000 155,917
William Marsh Rice University
,
3.57% , 5/15/2045 215,000 168,359
Willis-Knighton Medical Center
,
Series 2021 , 3.07% , 3/01/2051 120,000 74,454
Wyeth LLC
6.50%, 2/01/2034 25,000 27,273
5.95%, 4/01/2037 225,000 235,719
Yale University
,
Series 2020 , 2.40% , 4/15/2050 50,000 29,599
Yale-New Haven Health Services Corp.
,
Series 2020 , 2.50% , 7/01/2050 450,000 259,861
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031 400,000 342,670
5.75%, 11/30/2039 35,000 35,239
Zoetis, Inc.
3.00%, 9/12/2027 150,000 143,924
4.70%, 2/01/2043 100,000 89,351
3.95%, 9/12/2047 60,000 46,369
4.45%, 8/20/2048 25,000 20,858
83,186,874
Energy – 1.7%
Apa Corp.
4.25%, 1/15/2030
(b)
44,000 41,344
5.10%, 9/01/2040
(b)
27,000 23,498
5.35%, 7/01/2049
(b)
76,000 62,833
Baker Hughes Holdings LLC
,
5.13% , 9/15/2040 34,000 32,415
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
3.34%, 12/15/2027 250,000 241,547
3.14%, 11/07/2029 104,000 96,497
4.08%, 12/15/2047 75,000 58,976
Boardwalk Pipelines LP
,
5.95% , 6/01/2026 145,000 146,765
BP Capital Markets America, Inc.
3.12%, 5/04/2026 89,000 87,529
3.02%, 1/16/2027 115,000 111,720
3.59%, 4/14/2027 165,000 161,515
3.94%, 9/21/2028 120,000 116,756
4.97%, 10/17/2029 250,000 251,603
3.63%, 4/06/2030 10,000 9,412
1.75%, 8/10/2030 366,000 310,695
2.72%, 1/12/2032 250,000 215,045
4.81%, 2/13/2033 50,000 48,474
5.23%, 11/17/2034 200,000 197,152
3.06%, 6/17/2041 180,000 130,485
2.77%, 11/10/2050 75,000 45,162
2.94%, 6/04/2051 104,000 64,529
3.00%, 3/17/2052 75,000 46,980
3.38%, 2/08/2061 200,000 126,768
BP Capital Markets PLC
,
3.28% , 9/19/2027 230,000 222,518
Canadian Natural Resources Ltd.
3.85%, 6/01/2027 50,000 48,961
2.95%, 7/15/2030 186,000 166,091
7.20%, 1/15/2032 15,000 16,367

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Energy – 1.7% (continued)
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 25,324
6.75%, 11/15/2039 2,000 2,162
3.75%, 2/15/2052 145,000 99,334
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/2027 101,000 101,585
2.74%, 12/31/2039 50,000 39,812
Cheniere Energy Partners LP
3.25%, 1/31/2032 117,000 101,450
5.95%, 6/30/2033 325,000 332,166
Chevron Corp.
2.00%, 5/11/2027 275,000 260,967
2.24%, 5/11/2030 40,000 35,291
3.08%, 5/11/2050 175,000 115,840
Chevron USA, Inc.
1.02%, 8/12/2027 25,000 22,994
3.25%, 10/15/2029 165,000 155,409
ConocoPhillips Co.
5.05%, 9/15/2033 20,000 19,737
3.76%, 3/15/2042 250,000 196,498
3.80%, 3/15/2052 285,000 207,391
5.55%, 3/15/2054 178,000 169,951
4.03%, 3/15/2062 281,000 203,020
5.70%, 9/15/2063 175,000 167,036
Coterra Energy, Inc.
3.90%, 5/15/2027 138,000 135,062
4.38%, 3/15/2029 50,000 48,632
DCP Midstream Operating LP
5.63%, 7/15/2027 120,000 121,866
5.60%, 4/01/2044 56,000 52,295
Devon Energy Corp.
5.25%, 10/15/2027 40,000 40,043
4.50%, 1/15/2030 254,000 246,978
5.60%, 7/15/2041 145,000 133,296
4.75%, 5/15/2042 75,000 62,303
5.75%, 9/15/2054 200,000 180,802
Diamondback Energy, Inc.
3.25%, 12/01/2026 123,000 119,870
3.50%, 12/01/2029 71,000 66,339
6.25%, 3/15/2033 47,000 49,000
5.40%, 4/18/2034 300,000 295,825
4.40%, 3/24/2051 100,000 77,504
4.25%, 3/15/2052 65,000 48,884
5.90%, 4/18/2064 200,000 188,271
Eastern Gas Transmission & Storage, Inc.
,
4.80% , 11/01/2043 40,000 35,073
Enbridge, Inc.
1.60%, 10/04/2026 160,000 151,948
5.90%, 11/15/2026 205,000 208,915
4.25%, 12/01/2026 268,000 265,775
5.25%, 4/05/2027 300,000 303,194
5.70%, 3/08/2033 500,000 506,540
5.50%, 12/01/2046 5,000 4,756
4.00%, 11/15/2049 200,000 150,266

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Energy – 1.7% (continued)
Energy Transfer LP
3.90%, 7/15/2026 85,000 83,984
6.05%, 12/01/2026 30,000 30,648
4.20%, 4/15/2027 120,000 118,489
5.50%, 6/01/2027 223,000 225,816
4.95%, 6/15/2028 25,000 25,005
6.10%, 12/01/2028 10,000 10,379
6.40%, 12/01/2030 20,000 21,112
6.55%, 12/01/2033 60,000 63,728
5.55%, 5/15/2034 100,000 99,193
5.60%, 9/01/2034 100,000 99,525
4.90%, 3/15/2035 98,000 92,159
Series 20Y, 5.80%, 6/15/2038 95,000 94,024
6.50%, 2/01/2042 785,000 810,758
5.95%, 10/01/2043 25,000 24,204
5.30%, 4/01/2044 100,000 89,606
5.35%, 5/15/2045 59,000 53,052
5.40%, 10/01/2047 105,000 94,039
6.25%, 4/15/2049 165,000 164,827
5.00%, 5/15/2050 125,000 105,775
ENI USA, Inc.
,
7.30% , 11/15/2027 10,000 10,612
Enterprise Products Operating LLC
3.95%, 2/15/2027 170,000 167,964
4.15%, 10/16/2028 70,000 68,586
2.80%, 1/31/2030 50,000 45,414
5.95%, 2/01/2041 124,000 127,400
4.85%, 8/15/2042 225,000 202,979
4.45%, 2/15/2043 40,000 34,120
4.85%, 3/15/2044 30,000 26,887
5.10%, 2/15/2045 95,000 87,335
4.25%, 2/15/2048 250,000 200,134
4.80%, 2/01/2049 328,000 284,623
4.20%, 1/31/2050 50,000 39,334
3.70%, 1/31/2051 120,000 86,267
3.95%, 1/31/2060 107,000 76,557
EOG Resources, Inc.
4.38%, 4/15/2030 25,000 24,363
4.95%, 4/15/2050 115,000 101,702
5.65%, 12/01/2054 200,000 194,327
EQT Corp.
3.90%, 10/01/2027 181,000 176,184
7.00%, 2/01/2030 286,000 305,312
Equinor ASA
3.00%, 4/06/2027 55,000 53,454
5.10%, 8/17/2040 278,000 268,406
4.25%, 11/23/2041 70,000 60,340
3.25%, 11/18/2049 180,000 122,762
3.70%, 4/06/2050 100,000 73,949
Equities Corp.
,
5.00% , 1/15/2029 262,000 260,317
Exxon Mobil Corp.
3.04%, 3/01/2026 200,000 197,173
2.28%, 8/16/2026 215,000 208,312
2.44%, 8/16/2029 189,000 172,956
3.48%, 3/19/2030 243,000 229,677
2.61%, 10/15/2030 94,000 83,854

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Energy – 1.7% (continued)
Exxon Mobil Corp. (continued)
4.23%, 3/19/2040 129,000 112,777
4.11%, 3/01/2046 75,000 60,877
3.10%, 8/16/2049 217,000 144,096
4.33%, 3/19/2050 180,000 148,224
3.45%, 4/15/2051 313,000 219,295
Halliburton Co.
2.92%, 3/01/2030 204,000 184,504
4.85%, 11/15/2035 261,000 247,276
7.45%, 9/15/2039 190,000 221,292
4.50%, 11/15/2041 25,000 21,429
4.75%, 8/01/2043 55,000 48,014
5.00%, 11/15/2045 20,000 17,887
Helmerich & Payne, Inc.
,
4.85% , 12/01/2029
(a)(b)
200,000 194,340
Hess Corp.
4.30%, 4/01/2027 150,000 148,495
7.88%, 10/01/2029 300,000 333,362
7.30%, 8/15/2031 25,000 27,828
7.13%, 3/15/2033 20,000 22,178
HF Sinclair Corp.
,
5.00% , 2/01/2028 200,000 198,625
Kinder Morgan Energy Partners LP
7.75%, 3/15/2032 150,000 167,475
6.95%, 1/15/2038 274,000 297,239
6.38%, 3/01/2041 50,000 51,135
5.00%, 8/15/2042 35,000 30,617
5.00%, 3/01/2043 110,000 96,424
5.50%, 3/01/2044 200,000 185,470
5.40%, 9/01/2044 100,000 91,288
Kinder Morgan, Inc.
1.75%, 11/15/2026 175,000 166,303
4.80%, 2/01/2033 50,000 47,680
5.40%, 2/01/2034 250,000 246,314
5.55%, 6/01/2045 75,000 69,896
5.05%, 2/15/2046 25,000 21,746
3.25%, 8/01/2050 30,000 18,957
3.60%, 2/15/2051 220,000 148,767
5.45%, 8/01/2052 30,000 27,250
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 85,320
6.50%, 3/01/2041 30,000 31,215
4.75%, 9/15/2044 50,000 41,597
4.50%, 4/01/2048 90,000 70,391
MPLX LP
1.75%, 3/01/2026 85,000 82,322
4.13%, 3/01/2027 495,000 488,094
4.00%, 3/15/2028 150,000 145,954
2.65%, 8/15/2030 200,000 175,932
4.95%, 9/01/2032 115,000 111,562
5.00%, 3/01/2033 362,000 349,581
5.20%, 3/01/2047 50,000 44,437
5.20%, 12/01/2047 100,000 88,362
4.70%, 4/15/2048 20,000 16,397
5.50%, 2/15/2049 70,000 64,131
4.95%, 3/14/2052 100,000 83,760
5.65%, 3/01/2053 50,000 46,457

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Energy – 1.7% (continued)
MPLX LP (continued)
4.90%, 4/15/2058 55,000 44,395
NOV, Inc.
,
3.60% , 12/01/2029 95,000 88,735
Occidental Petroleum Corp.
5.55%, 3/15/2026 250,000 251,230
8.50%, 7/15/2027 198,000 211,124
6.63%, 9/01/2030 110,000 115,228
6.13%, 1/01/2031 80,000 82,075
7.88%, 9/15/2031 342,000 379,314
6.20%, 3/15/2040 190,000 187,345
6.60%, 3/15/2046 90,000 90,612
ONEOK Partners LP
,
6.20% , 9/15/2043 15,000 14,914
ONEOK, Inc.
4.00%, 7/13/2027 25,000 24,552
5.65%, 11/01/2028 86,000 87,876
4.35%, 3/15/2029 25,000 24,347
5.80%, 11/01/2030 111,000 114,357
6.35%, 1/15/2031 100,000 105,064
4.75%, 10/15/2031 100,000 96,767
6.05%, 9/01/2033 30,000 30,848
4.25%, 9/15/2046 50,000 38,248
4.20%, 10/03/2047 100,000 74,940
5.20%, 7/15/2048 75,000 65,942
3.95%, 3/01/2050 200,000 143,295
6.63%, 9/01/2053 185,000 193,449
5.70%, 11/01/2054 200,000 186,414
5.85%, 11/01/2064 200,000 187,472
Ovintiv, Inc.
5.65%, 5/15/2028 80,000 81,237
7.20%, 11/01/2031 50,000 53,885
6.25%, 7/15/2033 710,000 727,427
7.10%, 7/15/2053 35,000 37,529
Patterson-UTI Energy, Inc.
,
7.15% , 10/01/2033
(a)
10,000 10,456
Phillips 66 Co.
3.55%, 10/01/2026 20,000 19,658
4.95%, 12/01/2027 140,000 140,989
3.90%, 3/15/2028 375,000 365,317
4.68%, 2/15/2045 260,000 218,277
4.90%, 10/01/2046 10,000 8,603
3.30%, 3/15/2052 75,000 47,990
5.50%, 3/15/2055 100,000 91,709
Pioneer Natural Resources Co.
1.90%, 8/15/2030 100,000 85,518
2.15%, 1/15/2031 101,000 86,307
Plains All American Pipeline LP / PAA Finance Corp.
4.50%, 12/15/2026 60,000 59,692
5.15%, 6/01/2042 40,000 35,543
4.90%, 2/15/2045 200,000 170,099
Sabine Pass Liquefaction LLC
5.88%, 6/30/2026 150,000 151,433
5.00%, 3/15/2027 325,000 325,994
4.20%, 3/15/2028 100,000 97,905
5.90%, 9/15/2037 140,000 142,216

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Energy – 1.7% (continued)
Schlumberger Investment SA
,
2.65% , 6/26/2030 45,000 40,217
Shell Finance US, Inc.
4.38%, 5/11/2045 160,000 134,480
4.00%, 5/10/2046 746,000 587,909
3.75%, 9/12/2046 35,000 26,432
Shell International Finance BV
3.88%, 11/13/2028 214,000 208,500
3.13%, 11/07/2049 110,000 72,299
3.00%, 11/26/2051 235,000 148,647
South Bow USA Infrastructure Holdings LLC
,
6.18% , 10/01/2054
(b)
250,000 238,122
Spectra Energy Partners LP
,
4.50% , 3/15/2045 145,000 118,587
Suncor Energy, Inc.
6.80%, 5/15/2038 39,000 41,579
4.00%, 11/15/2047 180,000 133,191
3.75%, 3/04/2051 35,000 24,395
Targa Resources Corp.
6.15%, 3/01/2029 50,000 51,974
6.50%, 3/30/2034 85,000 90,071
6.50%, 2/15/2053 150,000 156,443
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 7/15/2027 46,000 46,283
4.88%, 2/01/2031 250,000 242,791
TC PipeLines LP
,
3.90% , 5/25/2027 47,000 45,989
Texas Eastern Transmission LP
,
7.00% , 7/15/2032 25,000 27,313
The Williams Companies, Inc.
5.30%, 8/15/2028 100,000 101,177
2.60%, 3/15/2031 175,000 151,038
4.65%, 8/15/2032 100,000 95,395
5.65%, 3/15/2033 10,000 10,102
6.30%, 4/15/2040 379,000 393,268
4.90%, 1/15/2045 50,000 43,582
5.10%, 9/15/2045 100,000 89,583
4.85%, 3/01/2048 85,000 72,547
3.50%, 10/15/2051 65,000 44,103
5.30%, 8/15/2052 100,000 90,989
TotalEnergies Capital International SA
2.83%, 1/10/2030 100,000 91,585
2.99%, 6/29/2041 100,000 71,869
3.13%, 5/29/2050 100,000 65,415
TotalEnergies Capital SA
5.15%, 4/05/2034 500,000 497,225
4.72%, 9/10/2034 100,000 96,276
5.28%, 9/10/2054 200,000 185,157
5.43%, 9/10/2064 100,000 92,717
TransCanada PipeLines Ltd.
4.25%, 5/15/2028 161,000 157,883
4.10%, 4/15/2030 195,000 185,821
4.63%, 3/01/2034 274,000 255,838
5.85%, 3/15/2036 50,000 50,475
6.10%, 6/01/2040 25,000 25,307
5.10%, 3/15/2049 230,000 208,303
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/01/2026 40,000 40,891
4.00%, 3/15/2028 53,000 51,583

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Energy – 1.7% (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
4.45%, 8/01/2042 40,000 33,622
Valero Energy Corp.
4.35%, 6/01/2028 250,000 245,909
2.80%, 12/01/2031 207,000 177,851
6.63%, 6/15/2037 26,000 27,541
3.65%, 12/01/2051 80,000 54,234
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 47,144
6.15%, 4/01/2033 154,000 156,986
5.50%, 8/15/2048 50,000 43,493
5.25%, 2/01/2050 60,000 51,617
Woodside Finance Ltd.
5.10%, 9/12/2034 100,000 95,474
5.70%, 9/12/2054 200,000 186,134
33,590,919
Financial – 8.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026 200,000 192,003
6.10%, 1/15/2027 150,000 153,279
4.63%, 10/15/2027 210,000 208,778
6.15%, 9/30/2030 438,000 457,890
3.40%, 10/29/2033 50,000 42,765
Affiliated Managers Group, Inc.
,
3.30% , 6/15/2030 67,000 61,299
Aflac, Inc.
,
4.75% , 1/15/2049 111,000 95,936
Agree LP
,
2.00% , 6/15/2028 410,000 373,567
Air Lease Corp.
Series G, 3.75%, 6/01/2026 200,000 197,220
3.63%, 12/01/2027 173,000 167,628
2.10%, 9/01/2028 25,000 22,641
3.25%, 10/01/2029 25,000 23,140
3.00%, 2/01/2030 45,000 40,711
3.13%, 12/01/2030 402,000 358,998
2.88%, 1/15/2032 475,000 406,428
Aircastle Ltd.
,
4.25% , 6/15/2026 574,000 568,479
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027 50,000 49,268
3.38%, 8/15/2031 40,000 35,973
1.88%, 2/01/2033 100,000 77,123
2.95%, 3/15/2034 78,000 64,107
3.00%, 5/18/2051 152,000 92,732
3.55%, 3/15/2052 150,000 102,207
Alleghany Corp.
,
3.63% , 5/15/2030 57,000 53,712
Ally Financial, Inc.
4.75%, 6/09/2027 30,000 29,843
6.85%, 1/03/2030 30,000 31,338
8.00%, 11/01/2031 40,000 44,848
8.00%, 11/01/2031 220,000 244,788
American Express Co.
4.90%, 2/13/2026 395,000 396,678
3.13%, 5/20/2026 75,000 73,649
1.65%, 11/04/2026 114,000 108,416
5.65%, 4/23/2027 150,000 151,639
3.30%, 5/03/2027 605,000 588,108

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
American Express Co. (continued)
5.28%, 7/27/2029 45,000 45,578
5.53%, 4/25/2030 175,000 178,721
5.04%, 5/01/2034 360,000 354,581
5.63%, 7/28/2034 45,000 45,391
5.28%, 7/26/2035 100,000 98,901
American Financial Group, Inc.
,
4.50% , 6/15/2047 50,000 41,315
American Homes 4 Rent LP
5.50%, 7/15/2034 250,000 247,209
3.38%, 7/15/2051 142,000 93,251
American International Group, Inc.
3.40%, 6/30/2030 25,000 23,085
5.13%, 3/27/2033 134,000 132,700
American Tower Corp.
1.60%, 4/15/2026 131,000 126,196
3.38%, 10/15/2026 25,000 24,459
3.65%, 3/15/2027 13,000 12,697
5.50%, 3/15/2028 55,000 55,884
5.25%, 7/15/2028 69,000 69,680
3.95%, 3/15/2029 596,000 571,495
3.80%, 8/15/2029 57,000 54,056
2.90%, 1/15/2030 75,000 67,785
5.00%, 1/31/2030 100,000 99,508
2.10%, 6/15/2030 25,000 21,464
1.88%, 10/15/2030 25,000 20,992
2.70%, 4/15/2031 35,000 30,357
2.30%, 9/15/2031 25,000 20,927
5.55%, 7/15/2033 95,000 95,729
5.90%, 11/15/2033 39,000 40,203
5.40%, 1/31/2035 120,000 118,895
3.70%, 10/15/2049 20,000 14,415
3.10%, 6/15/2050 95,000 60,853
2.95%, 1/15/2051 65,000 40,385
Ameriprise Financial, Inc.
,
5.70% , 12/15/2028 50,000 51,731
AON Corp.
4.50%, 12/15/2028 265,000 261,557
2.80%, 5/15/2030 55,000 49,286
AON Corp. / AON Global Holdings PLC
2.85%, 5/28/2027 586,000 562,030
2.05%, 8/23/2031 81,000 67,371
5.00%, 9/12/2032 135,000 132,971
5.35%, 2/28/2033 60,000 59,971
2.90%, 8/23/2051 212,000 128,513
Apollo Global Management, Inc.
,
6.38% , 11/15/2033 50,000 53,839
Arch Capital Group Ltd.
,
7.35% , 5/01/2034 100,000 112,703
Ares Management Corp.
6.38%, 11/10/2028 50,000 52,376
5.60%, 10/11/2054 100,000 94,772
Ares Strategic Income Fund
,
5.70% , 3/15/2028
(b)
100,000 100,096
Arthur J. Gallagher & Co.
,
5.75% , 7/15/2054 400,000 391,814
Assurant, Inc.
4.90%, 3/27/2028 30,000 29,943
3.70%, 2/22/2030 155,000 144,189

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Assured Guaranty US Holdings, Inc.
,
3.60% , 9/15/2051 50,000 34,161
Athene Holding Ltd.
4.13%, 1/12/2028 164,000 160,334
3.45%, 5/15/2052 50,000 32,121
6.25%, 4/01/2054 200,000 200,378
Australia & New Zealand Banking Group Ltd.
,
4.90% , 7/16/2027 500,000 504,438
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,819
5.00%, 2/15/2033 50,000 49,210
5.30%, 12/07/2033 300,000 300,668
AXIS Specialty Finance LLC
,
3.90% , 7/15/2029 15,000 14,260
AXIS Specialty Finance PLC
,
4.00% , 12/06/2027 15,000 14,623
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 63,291
2.55%, 10/13/2026 55,000 52,423
Banco Santander SA
4.25%, 4/11/2027 200,000 197,176
5.29%, 8/18/2027 368,000 370,292
1.72%, 9/14/2027 200,000 189,964
5.59%, 8/08/2028 400,000 407,333
5.54%, 3/14/2030 200,000 201,624
2.75%, 12/03/2030 250,800 214,891
5.44%, 7/15/2031 200,000 201,805
6.92%, 8/08/2033 200,000 212,354
Bank of America Corp.
4.45%, 3/03/2026 50,000 49,859
6.22%, 9/15/2026 416,000 425,874
4.25%, 10/22/2026 375,000 372,235
Series N, 1.66%, 3/11/2027 470,000 454,385
3.56%, 4/23/2027 242,000 238,428
5.93%, 9/15/2027 30,000 30,545
3.25%, 10/21/2027 100,000 96,544
Series L, 4.18%, 11/25/2027 205,000 201,741
3.71%, 4/24/2028 143,000 139,535
4.38%, 4/27/2028 390,000 386,161
3.59%, 7/21/2028 150,000 145,543
4.95%, 7/22/2028 100,000 100,273
6.20%, 11/10/2028 319,000 330,232
5.20%, 4/25/2029 130,000 131,057
2.09%, 6/14/2029 325,000 296,552
4.27%, 7/23/2029 154,000 150,522
5.82%, 9/15/2029 175,000 179,779
3.97%, 2/07/2030 236,000 227,106
3.19%, 7/23/2030 150,000 138,946
2.88%, 10/22/2030 240,000 218,231
2.50%, 2/13/2031 300,000 265,582
1.90%, 7/23/2031 200,000 169,660
1.92%, 10/24/2031 65,000 54,579
Series N, 2.65%, 3/11/2032 300,000 260,067
2.69%, 4/22/2032 468,000 405,324
2.30%, 7/21/2032 200,000 168,217
2.57%, 10/20/2032 430,000 365,365
2.97%, 2/04/2033 265,000 228,943
4.57%, 4/27/2033 155,000 148,157
5.02%, 7/22/2033 570,000 561,565

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Bank of America Corp. (continued)
5.29%, 4/25/2034 375,000 373,318
5.87%, 9/15/2034 371,000 382,330
5.47%, 1/23/2035 200,000 200,684
5.43%, 8/15/2035 620,000 604,197
5.52%, 10/25/2035 200,000 195,845
6.11%, 1/29/2037 111,000 114,809
4.08%, 4/23/2040 50,000 42,781
2.68%, 6/19/2041 180,000 125,919
3.31%, 4/22/2042 750,000 563,782
4.33%, 3/15/2050 268,000 220,443
4.08%, 3/20/2051 160,000 125,582
2.83%, 10/24/2051 70,000 43,229
Series N, 3.48%, 3/13/2052 194,000 137,234
2.97%, 7/21/2052 500,000 318,297
Bank of America NA
,
5.53% , 8/18/2026 315,000 319,533
Bank of Montreal
1.25%, 9/15/2026 66,000 62,575
Series f2f, 4.57%, 9/10/2027 200,000 199,500
5.20%, 2/01/2028 10,000 10,111
5.72%, 9/25/2028 200,000 205,486
4.64%, 9/10/2030 200,000 196,796
Barclays PLC
5.83%, 5/09/2027 200,000 202,284
6.50%, 9/13/2027 200,000 204,689
5.67%, 3/12/2028 200,000 202,821
4.84%, 5/09/2028 564,000 557,667
5.50%, 8/09/2028 225,000 227,431
4.84%, 9/10/2028 200,000 199,250
4.94%, 9/10/2030 200,000 196,882
2.67%, 3/10/2032 50,000 42,696
7.44%, 11/02/2033 310,000 343,113
6.22%, 5/09/2034 180,000 185,635
5.34%, 9/10/2035 200,000 194,031
3.81%, 3/10/2042 270,000 209,382
5.25%, 8/17/2045 120,000 112,581
4.95%, 1/10/2047 200,000 178,840
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032
(a)
750,000 661,147
5.75%, 1/15/2040 175,000 184,016
4.40%, 5/15/2042 25,000 22,532
4.20%, 8/15/2048 127,000 103,883
4.25%, 1/15/2049 252,000 207,417
BGC Group, Inc.
8.00%, 5/25/2028 30,000 31,909
6.60%, 6/10/2029 250,000 255,931
BlackRock, Inc.
3.20%, 3/15/2027 169,000 164,973
3.25%, 4/30/2029
(a)
400,000 379,113
2.40%, 4/30/2030 54,000 48,109

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Blackstone Secured Lending Fund
,
2.75% , 9/16/2026 186,000 178,885
Blue Owl Capital Corp.
,
3.13% , 4/13/2027 85,000 80,504
Blue Owl Capital Corp. II
,
8.45% , 11/15/2026 50,000 52,330
Blue Owl Credit Income Corp.
3.13%, 9/23/2026 152,000 146,429
4.70%, 2/08/2027 50,000 49,326
6.65%, 3/15/2031 360,000 368,651
Blue Owl Technology Finance Corp.
,
2.50% , 1/15/2027 50,000 46,999
Boston Properties LP
4.50%, 12/01/2028 75,000 73,021
3.40%, 6/21/2029 27,000 24,949
2.90%, 3/15/2030 218,000 193,580
3.25%, 1/30/2031 426,000 375,831
2.55%, 4/01/2032 122,000 98,997
6.50%, 1/15/2034 15,000 15,680
BPCE SA
,
3.38% , 12/02/2026 250,000 244,502
Brighthouse Financial, Inc.
5.63%, 5/15/2030 70,000 71,840
3.85%, 12/22/2051 95,000 62,655
Brixmor Operating Partnership LP
,
2.50% , 8/16/2031 190,000 160,044
Broadstone NET Lease LLC
,
2.60% , 9/15/2031 15,000 12,475
Brookfield Capital Finance LLC
,
6.09% , 6/14/2033 10,000 10,366
Brookfield Finance LLC / Brookfield Finance, Inc.
,
3.45% , 4/15/2050 280,000 191,821
Brookfield Finance, Inc.
4.85%, 3/29/2029 194,000 193,258
5.68%, 1/15/2035 225,000 227,312
Brown & Brown, Inc.
2.38%, 3/15/2031 50,000 42,135
5.65%, 6/11/2034 613,000 611,819
4.95%, 3/17/2052 30,000 25,343
Camden Property Trust
5.85%, 11/03/2026 50,000 51,022
4.10%, 10/15/2028 40,000 38,973
3.35%, 11/01/2049 35,000 23,964
Canadian Imperial Bank of Commerce
5.62%, 7/17/2026 12,000 12,161
3.45%, 4/07/2027 126,000 122,927
5.00%, 4/28/2028 126,000 126,461
5.99%, 10/03/2028 55,000 56,925
5.26%, 4/08/2029 300,000 303,001
4.63%, 9/11/2030 250,000 245,298
Capital One Financial Corp.
3.75%, 7/28/2026 160,000 157,310
3.75%, 3/09/2027 200,000 195,803
3.65%, 5/11/2027 120,000 117,135
1.88%, 11/02/2027 115,000 109,100
3.80%, 1/31/2028 461,000 447,530
2.36%, 7/29/2032 199,000 162,565
5.27%, 5/10/2033 30,000 29,366
5.82%, 2/01/2034 250,000 252,004
6.38%, 6/08/2034 30,000 31,314

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Carlyle Secured Lending, Inc.
,
6.75% , 2/18/2030 500,000 512,189
CBOE Global Markets, Inc.
,
1.63% , 12/15/2030 95,000 79,321
CBRE Services, Inc.
4.88%, 3/01/2026 125,000 125,091
5.95%, 8/15/2034 15,000 15,420
Chubb INA Holdings LLC
1.38%, 9/15/2030 125,000 104,012
4.35%, 11/03/2045 500,000 421,345
CI Financial Corp.
,
3.20% , 12/17/2030 215,000 183,945
Cincinnati Financial Corp.
,
6.92% , 5/15/2028 110,000 116,968
Citigroup, Inc.
4.60%, 3/09/2026 355,000 354,705
3.40%, 5/01/2026 200,000 196,972
3.20%, 10/21/2026 175,000 170,737
4.30%, 11/20/2026 200,000 198,554
1.46%, 6/09/2027 115,000 109,965
4.45%, 9/29/2027 435,000 430,170
3.89%, 1/10/2028 140,000 137,680
3.07%, 2/24/2028 450,000 434,344
4.13%, 7/25/2028 122,000 119,079
3.52%, 10/27/2028 155,000 149,480
5.17%, 2/13/2030 413,000 414,133
3.98%, 3/20/2030 444,000 425,542
2.98%, 11/05/2030 418,000 379,773
2.67%, 1/29/2031 200,000 177,905
4.41%, 3/31/2031 270,000 260,493
2.57%, 6/03/2031 910,000 798,194
2.52%, 11/03/2032 137,000 115,184
3.06%, 1/25/2033 370,000 320,024
5.88%, 2/22/2033 40,000 40,923
3.79%, 3/17/2033 225,000 203,183
4.91%, 5/24/2033 180,000 174,293
6.00%, 10/31/2033 270,000 277,667
5.59%, 11/19/2034 400,000 397,766
5.45%, 6/11/2035 320,000 318,879
8.13%, 7/15/2039 125,000 154,549
5.88%, 1/30/2042 155,000 158,707
2.90%, 11/03/2042 150,000 105,009
5.30%, 5/06/2044 190,000 179,453
4.65%, 7/30/2045 215,000 188,302
4.75%, 5/18/2046 70,000 60,815
Citizens Financial Group, Inc.
5.72%, 7/23/2032 400,000 403,657
6.65%, 4/25/2035 300,000 317,878
5.64%, 5/21/2037 150,000 145,498
CME Group, Inc.
3.75%, 6/15/2028 15,000 14,651
5.30%, 9/15/2043 450,000 448,359
CNA Financial Corp.
2.05%, 8/15/2030 50,000 42,866
5.13%, 2/15/2034 200,000 194,932
Commonwealth Bank of Australia
,
5.32% , 3/13/2026 250,000 252,259
Cooperatieve Rabobank U.A.
4.49%, 10/17/2029
(a)
300,000 296,604
5.75%, 12/01/2043 420,000 419,716

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
COPT Defense Properties LP
,
2.00% , 1/15/2029 52,000 46,168
Corebridge Financial, Inc.
3.65%, 4/05/2027 220,000 214,475
3.90%, 4/05/2032 70,000 63,795
6.05%, 9/15/2033 102,000 105,338
4.35%, 4/05/2042 10,000 8,329
4.40%, 4/05/2052 95,000 76,104
Crown Castle, Inc.
4.45%, 2/15/2026 25,000 24,940
1.05%, 7/15/2026 48,000 45,505
4.30%, 2/15/2029 50,000 48,547
3.10%, 11/15/2029 156,000 142,437
2.25%, 1/15/2031 285,000 240,674
2.50%, 7/15/2031 400,000 338,106
5.10%, 5/01/2033 127,000 124,046
4.00%, 11/15/2049 150,000 111,468
4.15%, 7/01/2050 15,000 11,517
3.25%, 1/15/2051 130,000 84,515
CubeSmart LP
,
3.13% , 9/01/2026 100,000 97,430
Deutsche Bank AG
2.31%, 11/16/2027 200,000 190,730
2.55%, 1/07/2028 200,000 190,822
5.00%, 9/11/2030 150,000 147,386
3.55%, 9/18/2031 294,000 265,897
3.73%, 1/14/2032 200,000 175,976
3.74%, 1/07/2033 200,000 171,749
5.40%, 9/11/2035 150,000 143,904
Digital Realty Trust LP
3.70%, 8/15/2027 515,000 501,209
4.45%, 7/15/2028 95,000 93,458
3.60%, 7/01/2029 59,000 55,850
Discover Financial Services
4.10%, 2/09/2027 181,000 178,405
6.70%, 11/29/2032 35,000 37,400
DOC DR, LLC
,
3.95% , 1/15/2028 25,000 24,330
Eaton Vance Corp.
,
3.50% , 4/06/2027 197,000 192,251
Enstar Group Ltd.
,
3.10% , 9/01/2031 50,000 42,634
EPR Properties
,
4.50% , 6/01/2027 50,000 49,118
Equinix, Inc.
1.45%, 5/15/2026 135,000 129,591
2.90%, 11/18/2026 54,000 52,247
2.50%, 5/15/2031 122,000 104,619
3.90%, 4/15/2032 50,000 46,054
2.95%, 9/15/2051 55,000 33,576
3.40%, 2/15/2052 70,000 47,174
Equitable Holdings, Inc.
4.35%, 4/20/2028 135,000 132,966
5.00%, 4/20/2048 148,000 132,199
ERP Operating LP
4.15%, 12/01/2028 200,000 195,483
4.50%, 7/01/2044 70,000 60,135
4.00%, 8/01/2047 25,000 19,395

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Essex Portfolio LP
,
2.65% , 3/15/2032 600,000 507,700
Everest Reinsurance Holdings, Inc.
,
3.13% , 10/15/2052 175,000 106,485
Extra Space Storage LP
4.00%, 6/15/2029 125,000 119,959
5.50%, 7/01/2030 60,000 60,936
2.35%, 3/15/2032 470,000 385,272
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028 157,000 155,998
4.63%, 4/29/2030 25,000 24,272
6.00%, 12/07/2033 200,000 205,201
Federal Realty OP LP
3.20%, 6/15/2029 76,000 70,358
4.50%, 12/01/2044 40,000 33,521
Fidelity National Financial, Inc.
4.50%, 8/15/2028 74,000 72,751
3.40%, 6/15/2030 137,000 124,722
2.45%, 3/15/2031 140,000 118,815
Fifth Third Bancorp
4.06%, 4/25/2028 150,000 147,089
6.36%, 10/27/2028 150,000 155,126
4.77%, 7/28/2030 55,000 54,060
4.90%, 9/06/2030 200,000 197,658
4.34%, 4/25/2033 60,000 55,982
Fifth Third Bank NA
,
2.25% , 2/01/2027 350,000 333,586
First American Financial Corp.
,
4.00% , 5/15/2030 25,000 23,327
Franklin Resources, Inc.
,
1.60% , 10/30/2030
(a)
75,000 62,536
FS KKR Capital Corp.
3.25%, 7/15/2027 210,000 199,767
6.13%, 1/15/2030 100,000 99,895
Globe Life, Inc.
,
2.15% , 8/15/2030 49,000 41,684
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/2026 250,000 250,453
5.75%, 6/01/2028 45,000 45,539
5.30%, 1/15/2029 50,000 49,798
4.00%, 1/15/2030 140,000 131,048
3.25%, 1/15/2032 130,000 111,431
6.75%, 12/01/2033 50,000 52,893
5.63%, 9/15/2034 50,000 49,114
Goldman Sachs Bank USA
,
5.28% , 3/18/2027 300,000 301,837
Healthpeak OP LLC
,
5.25% , 12/15/2032 100,000 99,421
Highwoods Realty LP
3.88%, 3/01/2027 55,000 53,629
4.13%, 3/15/2028 60,000 57,863
3.05%, 2/15/2030 50,000 44,122
7.65%, 2/01/2034 629,000 696,560
Host Hotels & Resorts LP
,
5.70% , 7/01/2034 207,000 205,228
HSBC Holdings PLC
5.89%, 8/14/2027 275,000 279,110
5.60%, 5/17/2028 200,000 202,493
7.39%, 11/03/2028 200,000 211,682
6.16%, 3/09/2029 700,000 720,291
3.97%, 5/22/2030 200,000 189,979
2.85%, 6/04/2031 700,000 618,444
5.73%, 5/17/2032 500,000 507,421
5.40%, 8/11/2033 200,000 198,806

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
HSBC Holdings PLC (continued)
8.11%, 11/03/2033 250,000 283,393
6.25%, 3/09/2034 250,000 260,918
5.87%, 11/18/2035 200,000 196,539
6.50%, 5/02/2036 200,000 210,760
6.50%, 9/15/2037 400,000 417,507
6.50%, 9/15/2037 310,000 320,385
6.10%, 1/14/2042 470,000 501,895
Huntington Bancshares, Inc.
6.21%, 8/21/2029 140,000 144,945
5.02%, 5/17/2033 45,000 43,309
2.49%, 8/15/2036 102,000 83,169
Huntington Bancshares, Inc./OH
,
5.27% , 1/15/2031 200,000 200,418
ING Groep NV
6.08%, 9/11/2027 295,000 300,478
4.55%, 10/02/2028 220,000 216,838
4.25%, 3/28/2033 100,000 93,082
6.11%, 9/11/2034 370,000 383,508
Intercontinental Exchange, Inc.
3.10%, 9/15/2027 45,000 43,322
4.00%, 9/15/2027 600,000 591,332
4.35%, 6/15/2029 307,000 301,768
5.25%, 6/15/2031 275,000 278,925
4.60%, 3/15/2033 25,000 24,047
2.65%, 9/15/2040 100,000 70,267
4.25%, 9/21/2048 10,000 8,205
3.00%, 6/15/2050 399,000 256,904
4.95%, 6/15/2052 25,000 22,454
3.00%, 9/15/2060 150,000 88,663
5.20%, 6/15/2062 140,000 128,429
Invitation Homes Operating Partnership LP
,
2.30% , 11/15/2028 171,000 155,111
Jackson Financial, Inc.
,
4.00% , 11/23/2051 120,000 82,721
Jefferies Financial Group, Inc.
2.63%, 10/15/2031 900,000 761,988
2.75%, 10/15/2032 100,000 82,198
Jones Lang Lasalle, Inc.
,
6.88% , 12/01/2028 50,000 52,988
JPMorgan Chase & Co.
7.63%, 10/15/2026 605,000 634,950
1.58%, 4/22/2027 465,000 447,669
8.00%, 4/29/2027 650,000 695,486
6.07%, 10/22/2027 125,000 127,836
3.78%, 2/01/2028 753,000 738,796
2.95%, 2/24/2028 245,000 236,208
5.57%, 4/22/2028 400,000 406,268
4.32%, 4/26/2028 40,000 39,589
4.85%, 7/25/2028 213,000 213,185
3.51%, 1/23/2029 75,000 72,282
4.01%, 4/23/2029 250,000 243,519
4.20%, 7/23/2029 50,000 48,848
5.30%, 7/24/2029 270,000 273,352
6.09%, 10/23/2029 73,000 75,879
5.01%, 1/23/2030 253,000 253,435
3.70%, 5/06/2030 30,000 28,492
4.57%, 6/14/2030 215,000 211,466
5.00%, 7/22/2030 500,000 499,433

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
JPMorgan Chase & Co. (continued)
2.74%, 10/15/2030 35,000 31,685
4.60%, 10/22/2030 300,000 294,433
4.49%, 3/24/2031 230,000 224,801
2.52%, 4/22/2031 150,000 132,557
2.96%, 5/13/2031 195,000 175,354
1.76%, 11/19/2031 100,000 83,465
1.95%, 2/04/2032 105,000 87,943
2.58%, 4/22/2032 795,000 687,960
2.55%, 11/08/2032 365,000 309,962
2.96%, 1/25/2033 195,000 169,388
4.91%, 7/25/2033 500,000 490,447
5.35%, 6/01/2034 190,000 190,551
6.25%, 10/23/2034 765,000 810,782
5.29%, 7/22/2035 500,000 495,362
4.95%, 10/22/2035 150,000 144,862
6.40%, 5/15/2038 307,000 336,192
5.50%, 10/15/2040 153,000 153,436
3.11%, 4/22/2041 95,000 71,299
2.53%, 11/19/2041 50,000 34,066
5.40%, 1/06/2042 245,000 241,968
4.85%, 2/01/2044 50,000 45,844
4.26%, 2/22/2048 250,000 206,811
4.03%, 7/24/2048 390,000 309,130
3.90%, 1/23/2049 200,000 155,046
3.11%, 4/22/2051 100,000 66,246
3.33%, 4/22/2052 236,000 163,395
Kemper Corp.
2.40%, 9/30/2030 25,000 21,266
3.80%, 2/23/2032 45,000 39,640
Keybank NA
,
3.40% , 5/20/2026 250,000 245,162
KeyCorp
2.25%, 4/06/2027 40,000 37,834
4.10%, 4/30/2028 50,000 48,520
4.79%, 6/01/2033 30,000 28,493
KfW
5.00%, 3/16/2026 775,000 780,591
3.63%, 4/01/2026 1,200,000 1,190,594
1.00%, 10/01/2026 991,000 939,811
3.75%, 2/15/2028 100,000 98,432
3.88%, 6/15/2028 1,000,000 986,233
4.75%, 10/29/2030 565,000 574,103
4.13%, 7/15/2033 370,000 357,971
0.00%, 4/18/2036
(c)
175,000 103,566
Kilroy Realty LP
,
6.25% , 1/15/2036 300,000 295,660
Kimco Realty OP LLC
2.80%, 10/01/2026 25,000 24,266
6.40%, 3/01/2034 10,000 10,627
3.70%, 10/01/2049 95,000 68,503
Kite Realty Group LP
,
4.00% , 10/01/2026 40,000 39,517
Landwirtschaftliche Rentenbank
Series G, 1.75%, 7/27/2026 155,000 149,273
Series 44, 3.88%, 6/14/2028 525,000 517,776
0.88%, 9/03/2030 270,000 222,512

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Lazard Group LLC
3.63%, 3/01/2027 100,000 97,418
4.50%, 9/19/2028 10,000 9,806
Legg Mason, Inc.
,
4.75% , 3/15/2026 25,000 25,016
Lincoln National Corp.
3.40%, 3/01/2032 85,000 74,867
5.85%, 3/15/2034 200,000 203,317
4.35%, 3/01/2048 45,000 35,142
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 199,171
5.99%, 8/07/2027 315,000 319,679
5.87%, 3/06/2029 405,000 414,114
5.68%, 1/05/2035 200,000 200,489
5.59%, 11/26/2035 300,000 298,305
5.30%, 12/01/2045 100,000 91,250
LPL Holdings, Inc.
,
6.75% , 11/17/2028 50,000 52,713
M&T Bank Corp.
4.55%, 8/16/2028 350,000 346,612
6.08%, 3/13/2032 400,000 412,208
Main Street Capital Corp.
,
3.00% , 7/14/2026 78,000 75,309
Manulife Financial Corp.
4.15%, 3/04/2026 77,000 76,643
4.06%, 2/24/2032 445,000 434,473
5.38%, 3/04/2046 85,000 82,282
Markel Group, Inc.
5.00%, 4/05/2046 65,000 56,576
4.30%, 11/01/2047 75,000 58,383
4.15%, 9/17/2050 35,000 26,314
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 43,229
2.38%, 12/15/2031 210,000 176,760
5.75%, 11/01/2032 60,000 62,002
5.15%, 3/15/2034 200,000 198,627
4.75%, 3/15/2039 25,000 23,046
4.90%, 3/15/2049 45,000 40,092
2.90%, 12/15/2051 306,000 189,151
5.70%, 9/15/2053 226,000 224,817
Mastercard, Inc.
2.95%, 11/21/2026 148,000 144,384
3.30%, 3/26/2027 15,000 14,668
3.50%, 2/26/2028 135,000 131,347
4.88%, 3/09/2028 95,000 95,988
2.95%, 6/01/2029 200,000 186,820
3.35%, 3/26/2030 48,000 44,980
4.88%, 5/09/2034 200,000 197,003
3.65%, 6/01/2049 275,000 207,610
3.85%, 3/26/2050 10,000 7,772
MetLife, Inc.
5.38%, 7/15/2033 20,000 20,220
6.38%, 6/15/2034 100,000 107,467
5.30%, 12/15/2034 250,000 248,663
5.70%, 6/15/2035 200,000 205,322
4.13%, 8/13/2042 95,000 78,968
4.05%, 3/01/2045 70,000 55,888
5.25%, 1/15/2054 125,000 116,498

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
MGIC Investment Corp.
,
5.25% , 8/15/2028 350,000 346,645
Mid-America Apartments L.P.
1.10%, 9/15/2026 340,000 321,286
3.60%, 6/01/2027 50,000 48,771
Mitsubishi UFJ Financial Group, Inc.
1.64%, 10/13/2027 200,000 189,759
2.34%, 1/19/2028 200,000 190,778
3.96%, 3/02/2028 25,000 24,433
4.08%, 4/19/2028 354,000 348,235
5.35%, 9/13/2028 285,000 288,778
4.32%, 4/19/2033 250,000 235,124
5.13%, 7/20/2033 365,000 361,026
5.41%, 4/19/2034
(a)
300,000 302,252
3.75%, 7/18/2039 355,000 299,011
Mizuho Financial Group, Inc.
1.23%, 5/22/2027 552,000 527,416
1.55%, 7/09/2027 200,000 191,079
5.41%, 9/13/2028 180,000 182,446
4.25%, 9/11/2029 75,000 73,105
3.15%, 7/16/2030 270,000 248,705
2.59%, 5/25/2031 50,000 43,957
2.56%, 9/13/2031 335,000 282,029
5.58%, 5/26/2035 250,000 252,051
Morgan Stanley
3.13%, 7/27/2026 265,000 259,510
6.25%, 8/09/2026 100,000 102,355
Series G, 4.35%, 9/08/2026 195,000 193,666
3.63%, 1/20/2027 225,000 221,242
3.95%, 4/23/2027 125,000 122,849
1.59%, 5/04/2027 300,000 288,468
1.51%, 7/20/2027 330,000 314,709
5.65%, 4/13/2028 100,000 101,684
3.59%, 7/22/2028 315,000 304,847
6.30%, 10/18/2028 190,000 196,870
Series G, 3.77%, 1/24/2029 492,000 476,727
5.16%, 4/20/2029 245,000 246,404
5.45%, 7/20/2029 45,000 45,684
6.41%, 11/01/2029 300,000 314,130
4.43%, 1/23/2030 125,000 122,256
Series G, 2.70%, 1/22/2031 249,000 222,705
3.62%, 4/01/2031 125,000 116,695
1.79%, 2/13/2032 800,000 658,668
7.25%, 4/01/2032 264,000 298,523
1.93%, 4/28/2032 310,000 255,676
2.24%, 7/21/2032 54,000 45,090
2.51%, 10/20/2032 447,000 377,603
2.94%, 1/21/2033 295,000 254,129
4.89%, 7/20/2033 240,000 233,136
6.34%, 10/18/2033 285,000 302,218
5.25%, 4/21/2034 257,000 253,800
6.63%, 11/01/2034 45,000 48,557
5.30%, 4/20/2037 255,000 248,942
3.97%, 7/22/2038 400,000 342,447
4.46%, 4/22/2039 210,000 189,088
3.22%, 4/22/2042 95,000 70,564

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Morgan Stanley (continued)
6.38%, 7/24/2042 294,000 318,993
4.30%, 1/27/2045 375,000 313,906
4.38%, 1/22/2047 179,000 150,230
2.80%, 1/25/2052 265,000 163,834
5.52%, 11/19/2055 220,000 213,343
Morgan Stanley Bank NA
,
5.50% , 5/26/2028 250,000 253,369
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 32,653
1.65%, 1/15/2031 55,000 45,517
5.55%, 2/15/2034 182,000 184,013
2.50%, 12/21/2040 25,000 16,752
3.25%, 4/28/2050 140,000 93,266
3.95%, 3/07/2052 50,000 36,986
6.10%, 6/28/2063 50,000 51,013
National Australia Bank Ltd./New York
,
4.79% , 1/10/2029 300,000 301,628
National Health Investors, Inc.
,
3.00% , 2/01/2031 95,000 81,565
NatWest Group PLC
1.64%, 6/14/2027 382,000 365,632
4.96%, 8/15/2030 400,000 395,917
NNN REIT, Inc.
5.60%, 10/15/2033 10,000 10,062
3.50%, 4/15/2051 25,000 16,902
3.00%, 4/15/2052 76,000 45,933
Nomura Holdings, Inc.
2.33%, 1/22/2027 200,000 190,193
6.07%, 7/12/2028 235,000 241,915
2.61%, 7/14/2031 200,000 169,441
3.00%, 1/22/2032 395,000 337,521
Northern Trust Corp.
4.00%, 5/10/2027 95,000 93,876
3.15%, 5/03/2029 65,000 61,247
1.95%, 5/01/2030 25,000 21,667
3.38%, 5/08/2032 65,000 62,507
6.13%, 11/02/2032 45,000 47,700
Oaktree Strategic Credit Fund
,
8.40% , 11/14/2028 50,000 54,015
Oesterreichische Kontrollbank AG
,
5.00% , 10/23/2026 600,000 606,377
Old Republic International Corp.
3.88%, 8/26/2026 70,000 69,018
3.85%, 6/11/2051 30,000 21,066
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 95,000 94,039
4.75%, 1/15/2028 25,000 24,797
3.63%, 10/01/2029 115,000 106,550
ORIX Corp.
2.25%, 3/09/2031 270,000 228,417
4.00%, 4/13/2032 150,000 138,361

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
PartnerRe Finance B LLC
,
3.70% , 7/02/2029 133,000 126,395
PNC Bank NA
,
2.70% , 10/22/2029 75,000 67,544
Primerica, Inc.
,
2.80% , 11/19/2031 50,000 42,662
Principal Financial Group, Inc.
,
3.10% , 11/15/2026 189,000 183,868
Private Export Funding Corp.
,
Series PP , 1.40% , 7/15/2028 50,000 45,024
ProLogis LP
4.88%, 6/15/2028 315,000 316,575
2.88%, 11/15/2029 144,000 132,139
1.75%, 2/01/2031 10,000 8,326
5.13%, 1/15/2034 275,000 271,273
5.25%, 3/15/2054 300,000 280,954
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 49,741
3.91%, 12/07/2047 308,000 235,186
4.42%, 3/27/2048 95,000 77,753
3.94%, 12/07/2049 208,000 156,580
3.70%, 3/13/2051 120,000 86,641
Public Storage Operating Co.
0.88%, 2/15/2026 94,000 90,563
1.95%, 11/09/2028 500,000 452,495
3.39%, 5/01/2029 105,000 99,426
5.10%, 8/01/2033 46,000 45,697
Radian Group, Inc.
,
4.88% , 3/15/2027 50,000 49,763
Raymond James Financial, Inc.
4.65%, 4/01/2030 342,000 338,790
4.95%, 7/15/2046 33,000 29,617
Rayonier LP
,
2.75% , 5/17/2031 65,000 55,326
Realty Income Corp.
3.00%, 1/15/2027 50,000 48,438
3.95%, 8/15/2027 60,000 59,023
3.40%, 1/15/2028 50,000 48,155
3.25%, 6/15/2029 151,000 141,191
4.00%, 7/15/2029 119,000 114,677
3.40%, 1/15/2030 110,000 102,195
3.20%, 2/15/2031 10,000 9,009
2.70%, 2/15/2032 25,000 21,249
4.90%, 7/15/2033 60,000 58,041
4.65%, 3/15/2047 171,000 147,430
Regency Centers LP
2.95%, 9/15/2029 25,000 22,931
4.40%, 2/01/2047 25,000 20,533
4.65%, 3/15/2049 65,000 54,886
Regions Financial Corp.
1.80%, 8/12/2028 47,000 42,218
5.50%, 9/06/2035 200,000 196,384
Reinsurance Group of America, Inc.
,
3.90% , 5/15/2029 150,000 143,490
RenaissanceRe Finance, Inc.
,
3.45% , 7/01/2027 220,000 213,208
RenaissanceRe Holdings Ltd.
,
5.75% , 6/05/2033 41,000 41,171
Rexford Industrial Realty LP
,
2.15% , 9/01/2031 40,000 33,136
Royal Bank of Canada
1.20%, 4/27/2026 110,000 105,706
Series G, 5.20%, 7/20/2026 95,000 95,972
3.63%, 5/04/2027 80,000 78,279
Series G, 5.07%, 7/23/2027 1,200,000 1,206,605
Series G, 4.24%, 8/03/2027 100,000 99,204

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Royal Bank of Canada (continued)
6.00%, 11/01/2027 200,000 206,676
Series G, 5.20%, 8/01/2028 235,000 237,906
Series G, 4.97%, 8/02/2030 500,000 498,648
Series G, 2.30%, 11/03/2031 374,000 316,067
3.88%, 5/04/2032 36,000 33,243
Series G, 5.00%, 2/01/2033 50,000 49,322
Sabra Health Care LP
,
3.90% , 10/15/2029 150,000 140,811
Safehold GL Holdings LLC
,
2.80% , 6/15/2031 44,000 37,810
Santander Holdings USA, Inc.
3.24%, 10/05/2026 275,000 267,511
4.40%, 7/13/2027 650,000 642,837
2.49%, 1/06/2028 80,000 76,237
6.50%, 3/09/2029 150,000 154,982
6.57%, 6/12/2029 131,000 135,991
7.66%, 11/09/2031 140,000 153,876
Santander UK Group Holdings PLC
1.67%, 6/14/2027 250,000 238,755
2.47%, 1/11/2028 200,000 190,026
2.90%, 3/15/2032 125,000 107,350
Simon Property Group LP
3.25%, 11/30/2026 37,000 36,131
3.38%, 6/15/2027 48,000 46,688
3.38%, 12/01/2027 90,000 87,122
2.45%, 9/13/2029 125,000 112,432
2.65%, 7/15/2030 15,000 13,376
2.20%, 2/01/2031 316,000 269,676
5.50%, 3/08/2033 30,000 30,361
6.25%, 1/15/2034 50,000 53,040
4.75%, 9/26/2034 100,000 94,720
4.75%, 3/15/2042 70,000 62,504
3.25%, 9/13/2049 102,000 68,264
6.65%, 1/15/2054 50,000 55,499
Sixth Street Specialty Lending, Inc.
,
2.50% , 8/01/2026 110,000 105,844
State Street Corp.
5.27%, 8/03/2026 75,000 75,765
1.68%, 11/18/2027 126,000 119,638
5.68%, 11/21/2029 50,000 51,452
2.20%, 3/03/2031 245,000 209,312
2.62%, 2/07/2033 20,000 16,977
4.16%, 8/04/2033 50,000 46,685
4.82%, 1/26/2034 200,000 193,838
5.16%, 5/18/2034 50,000 49,695
6.12%, 11/21/2034 200,000 208,355
Stewart Information Services Corp.
,
3.60% , 11/15/2031 135,000 118,071
STORE Capital Corp.
4.63%, 3/15/2029 115,000 110,943
2.75%, 11/18/2030 20,000 17,203
2.70%, 12/01/2031 28,000 23,219
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 50,000 48,594
1.40%, 9/17/2026 215,000 204,099
3.01%, 10/19/2026 200,000 194,636
3.45%, 1/11/2027 65,000 63,563
3.36%, 7/12/2027 225,000 218,370

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
3.35%, 10/18/2027 125,000 120,937
5.52%, 1/13/2028 280,000 285,125
5.80%, 7/13/2028 325,000 334,232
5.72%, 9/14/2028 285,000 292,379
5.81%, 9/14/2033 415,000 429,126
5.56%, 7/09/2034 1,200,000 1,212,743
5.84%, 7/09/2044 400,000 401,690
Sun Communities Operating LP
4.20%, 4/15/2032 35,000 31,965
5.70%, 1/15/2033 96,000 95,703
Synchrony Bank
,
5.63% , 8/23/2027 301,000 303,410
Synchrony Financial
3.70%, 8/04/2026 60,000 58,799
2.88%, 10/28/2031 255,000 214,265
Tanger Properties LP
,
2.75% , 9/01/2031 90,000 76,406
The Allstate Corp.
5.05%, 6/24/2029 500,000 502,742
5.25%, 3/30/2033 215,000 214,006
4.50%, 6/15/2043 50,000 42,360
The Bank of Nova Scotia
4.50%, 12/16/2025 20,000 19,927
1.30%, 9/15/2026 297,000 281,734
1.95%, 2/02/2027 255,000 242,349
2.95%, 3/11/2027 110,000 106,210
5.25%, 6/12/2028 240,000 243,337
4.85%, 2/01/2030 122,000 121,244
4.74%, 11/10/2032 200,000 194,459
5.65%, 2/01/2034 50,000 51,016
The Charles Schwab Corp.
0.90%, 3/11/2026 202,000 194,059
1.15%, 5/13/2026 25,000 23,937
5.88%, 8/24/2026 20,000 20,365
2.45%, 3/03/2027 173,000 165,507
3.30%, 4/01/2027 25,000 24,320
2.00%, 3/20/2028 10,000 9,215
4.00%, 2/01/2029 90,000 87,558
2.75%, 10/01/2029 159,000 144,964
2.30%, 5/13/2031 50,000 42,864
5.85%, 5/19/2034 165,000 170,060
6.14%, 8/24/2034 25,000 26,299
The Goldman Sachs Group, Inc.
3.75%, 2/25/2026 515,000 511,242
3.50%, 11/16/2026 316,000 309,850
3.85%, 1/26/2027 460,000 452,588
1.43%, 3/09/2027 260,000 250,560
1.95%, 10/21/2027 250,000 237,992
2.64%, 2/24/2028 230,000 220,031
3.69%, 6/05/2028 37,000 36,006
4.48%, 8/23/2028 200,000 198,106
3.81%, 4/23/2029 20,000 19,324
4.22%, 5/01/2029 180,000 175,968
6.48%, 10/24/2029 110,000 115,475
2.60%, 2/07/2030 60,000 53,537
3.80%, 3/15/2030 200,000 188,432

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
The Goldman Sachs Group, Inc. (continued)
5.73%, 4/25/2030 400,000 408,957
4.69%, 10/23/2030 300,000 294,331
2.62%, 4/22/2032 430,000 369,271
Series D, 2.38%, 7/21/2032 220,000 185,135
2.65%, 10/21/2032 220,000 187,054
6.13%, 2/15/2033 20,000 21,347
3.10%, 2/24/2033 235,000 204,193
6.56%, 10/24/2034 30,000 32,369
5.33%, 7/23/2035 200,000 196,791
6.45%, 5/01/2036 175,000 184,279
6.75%, 10/01/2037 343,000 368,518
4.41%, 4/23/2039 25,000 22,091
6.25%, 2/01/2041 681,000 721,586
3.21%, 4/22/2042 100,000 73,318
2.91%, 7/21/2042 444,000 310,347
3.44%, 2/24/2043 178,000 133,689
5.15%, 5/22/2045 345,000 316,884
4.75%, 10/21/2045 54,000 47,805
5.56%, 11/19/2045 200,000 194,909
The Hanover Insurance Group, Inc.
,
2.50% , 9/01/2030 25,000 21,598
The Hartford Financial Services Group, Inc.
,
3.60% , 8/19/2049 185,000 134,048
The Huntington National Bank
,
4.55% , 5/17/2028 520,000 515,632
The Korea Development Bank
4.13%, 10/16/2027 200,000 198,038
5.38%, 10/23/2028 285,000 291,929
2.00%, 10/25/2031 100,000 83,388
The PNC Financial Services Group, Inc.
2.60%, 7/23/2026 180,000 174,821
3.15%, 5/19/2027 113,000 109,302
6.62%, 10/20/2027 38,000 39,149
5.35%, 12/02/2028 115,000 116,595
3.45%, 4/23/2029 108,000 102,466
5.58%, 6/12/2029 45,000 45,923
2.55%, 1/22/2030 317,000 283,231
5.49%, 5/14/2030 500,000 508,336
4.81%, 10/21/2032 250,000 243,625
4.63%, 6/06/2033 54,000 50,982
5.07%, 1/24/2034 215,000 210,394
5.94%, 8/18/2034 95,000 98,050
6.88%, 10/20/2034 50,000 54,744
The Progressive Corp.
4.00%, 3/01/2029 31,000 30,135
4.13%, 4/15/2047 235,000 189,258
4.20%, 3/15/2048 305,000 247,495
The Toronto-Dominion Bank
1.20%, 6/03/2026 210,000 200,837
1.25%, 9/10/2026 195,000 185,021
1.95%, 1/12/2027 70,000 66,464
2.80%, 3/10/2027 100,000 96,127
4.11%, 6/08/2027 270,000 266,238
4.69%, 9/15/2027 153,000 152,961
5.16%, 1/10/2028 80,000 80,748
5.52%, 7/17/2028 96,000 97,977
2.00%, 9/10/2031
(a)
95,000 79,087

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
The Toronto-Dominion Bank (continued)
Series G, 2.45%, 1/12/2032 50,000 41,757
3.20%, 3/10/2032 115,000 100,943
4.46%, 6/08/2032 60,000 56,939
5.15%, 9/10/2034 200,000 196,182
The Travelers Companies, Inc.
5.35%, 11/01/2040 25,000 24,469
4.00%, 5/30/2047 145,000 114,757
The Western Union Company
1.35%, 3/15/2026 105,000 100,893
2.75%, 3/15/2031 70,000 59,464
Travelers Property Casualty Corp.
,
6.38% , 3/15/2033 115,000 125,758
Truist Bank
,
3.30% , 5/15/2026 217,000 212,817
Truist Financial Corp.
1.27%, 3/02/2027 110,000 105,878
6.05%, 6/08/2027 80,000 81,221
1.13%, 8/03/2027 450,000 411,942
4.12%, 6/06/2028 50,000 49,218
4.87%, 1/26/2029 450,000 448,727
4.92%, 7/28/2033 100,000 94,603
6.12%, 10/28/2033 390,000 405,769
5.87%, 6/08/2034 70,000 71,411
U.S. Bancorp
Series V, 2.38%, 7/22/2026 236,000 228,809
6.79%, 10/26/2027 70,000 72,260
4.55%, 7/22/2028 332,000 329,997
4.65%, 2/01/2029 187,000 185,744
5.78%, 6/12/2029 170,000 174,307
5.85%, 10/21/2033 310,000 318,657
4.84%, 2/01/2034 314,000 301,153
5.84%, 6/12/2034 136,000 139,018
UBS AG
,
4.50% , 6/26/2048 250,000 212,776
UBS Group AG
,
4.55% , 4/17/2026 350,000 349,426
UDR, Inc.
2.95%, 9/01/2026 40,000 38,856
Series G, 3.50%, 1/15/2028 50,000 47,983
3.00%, 8/15/2031 50,000 44,097
2.10%, 8/01/2032 25,000 19,916
Unum Group
,
4.50% , 12/15/2049 15,000 11,924
Ventas Realty LP
3.25%, 10/15/2026 94,000 91,650
3.85%, 4/01/2027 40,000 39,142
4.40%, 1/15/2029 228,000 222,430
3.00%, 1/15/2030 15,000 13,610
4.38%, 2/01/2045 15,000 12,241
4.88%, 4/15/2049 10,000 8,619
VICI Properties LP
4.95%, 2/15/2030 90,000 88,472
5.63%, 5/15/2052 208,000 192,256
Visa, Inc.
1.90%, 4/15/2027 125,000 118,594
2.05%, 4/15/2030 17,000 14,952
1.10%, 2/15/2031 200,000 162,952
4.15%, 12/14/2035 279,000 258,708
2.70%, 4/15/2040 105,000 76,694

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Visa, Inc. (continued)
4.30%, 12/14/2045 102,000 87,277
3.65%, 9/15/2047 173,000 132,549
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 47,873
4.80%, 6/15/2046 50,000 42,303
W.R. Berkley Corp.
,
4.75% , 8/01/2044 70,000 61,325
Wachovia Corp.
,
5.50% , 8/01/2035 210,000 209,485
Wells Fargo & Co.
4.10%, 6/03/2026 105,000 104,082
3.00%, 10/23/2026 10,000 9,724
3.20%, 6/17/2027 45,000 44,047
3.58%, 5/22/2028 1,326,000 1,287,950
2.39%, 6/02/2028 170,000 160,632
4.81%, 7/25/2028 260,000 259,246
4.15%, 1/24/2029 220,000 214,479
5.57%, 7/25/2029 195,000 198,546
6.30%, 10/23/2029 60,000 62,588
Series B, 7.95%, 11/15/2029 15,000 16,667
2.88%, 10/30/2030 575,000 521,888
2.57%, 2/11/2031 125,000 110,808
4.48%, 4/04/2031 360,000 349,202
3.35%, 3/02/2033 865,000 762,791
4.90%, 7/25/2033 420,000 407,649
5.39%, 4/24/2034 170,000 168,809
5.56%, 7/25/2034 116,000 116,366
5.38%, 11/02/2043 560,000 527,806
5.61%, 1/15/2044 390,000 375,600
3.90%, 5/01/2045 285,000 223,249
Series G, 4.90%, 11/17/2045 330,000 288,422
5.01%, 4/04/2051 481,000 433,599
Wells Fargo Bank NA
,
5.45% , 8/07/2026 375,000 379,611
Welltower OP LLC
4.25%, 4/01/2026 25,000 24,905
4.25%, 4/15/2028 45,000 44,202
3.10%, 1/15/2030 52,000 47,632
2.75%, 1/15/2031 237,000 208,403
Westpac Banking Corp.
2.85%, 5/13/2026 95,000 93,212
1.15%, 6/03/2026 281,000 269,077
4.04%, 8/26/2027
(a)
400,000 396,115
5.46%, 11/18/2027 735,000 753,487
3.40%, 1/25/2028 59,000 57,117
5.54%, 11/17/2028 50,000 51,483
1.95%, 11/20/2028 390,000 353,249
2.15%, 6/03/2031 25,000 21,340
5.41%, 8/10/2033 25,000 24,609
6.82%, 11/17/2033 100,000 107,986
4.11%, 7/24/2034 50,000 47,206
2.67%, 11/15/2035 45,000 38,477
3.02%, 11/18/2036 50,000 42,501
2.96%, 11/16/2040
(a)
41,000 29,264
3.13%, 11/18/2041 290,000 207,879

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Financial – 8.2% (continued)
Weyerhaeuser Co.
4.75%, 5/15/2026 85,000 85,019
4.00%, 11/15/2029 375,000 358,504
4.00%, 4/15/2030 15,000 14,239
4.00%, 3/09/2052 41,000 30,824
Willis North America, Inc.
4.65%, 6/15/2027 189,000 188,044
5.35%, 5/15/2033 15,000 14,903
5.05%, 9/15/2048 177,000 156,128
WP Carey, Inc.
4.25%, 10/01/2026 35,000 34,695
3.85%, 7/15/2029 25,000 23,835
2.25%, 4/01/2033 50,000 39,444
XL Group Ltd.
,
5.25% , 12/15/2043 25,000 23,294
Zions Bancorp NA
,
6.82% , 11/19/2035 250,000 257,124
160,338,134
Industrial – 1.9%
3M Co.
2.88%, 10/15/2027 177,000 169,332
2.38%, 8/26/2029 189,000 170,448
3.05%, 4/15/2030
(a)
42,000 38,676
3.63%, 10/15/2047 210,000 155,215
3.25%, 8/26/2049 50,000 34,088
Allegion US Holding Co., Inc.
,
3.55% , 10/01/2027 90,000 86,899
Amcor Finance USA, Inc.
,
3.63% , 4/28/2026 225,000 221,628
Amphenol Corp.
,
2.80% , 2/15/2030 20,000 18,086
Arrow Electronics, Inc.
,
2.95% , 2/15/2032 115,000 97,518
Berry Global, Inc.
1.65%, 1/15/2027 25,000 23,512
5.80%, 6/15/2031
(b)
250,000 256,763
Burlington Northern Santa Fe LLC
6.15%, 5/01/2037 315,000 337,709
5.75%, 5/01/2040 70,000 71,792
4.45%, 3/15/2043 113,000 98,306
4.90%, 4/01/2044 140,000 128,603
4.55%, 9/01/2044 222,000 193,685
4.70%, 9/01/2045 40,000 35,458
3.90%, 8/01/2046 165,000 130,503
4.15%, 12/15/2048 90,000 72,507
4.45%, 1/15/2053 155,000 129,893
5.20%, 4/15/2054 75,000 70,427
Canadian National Railway Co.
2.75%, 3/01/2026 130,000 127,663
6.25%, 8/01/2034 200,000 216,964
6.20%, 6/01/2036 115,000 123,095
4.45%, 1/20/2049 100,000 84,990
2.45%, 5/01/2050 100,000 57,961
Canadian Pacific Railway Co.
4.00%, 6/01/2028 18,000 17,579
2.88%, 11/15/2029 193,000 177,085
4.80%, 8/01/2045 50,000 44,460
4.95%, 8/15/2045 226,000 205,250
6.13%, 9/15/2115 205,000 207,708

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
Carrier Global Corp.
2.72%, 2/15/2030 246,000 220,551
2.70%, 2/15/2031 50,000 43,674
3.38%, 4/05/2040 135,000 104,561
3.58%, 4/05/2050 67,000 48,088
Caterpillar Financial Services Corp.
Series D, 4.35%, 5/15/2026 40,000 40,000
1.70%, 1/08/2027 19,000 18,033
3.60%, 8/12/2027 50,000 48,976
4.60%, 11/15/2027 200,000 200,475
4.70%, 11/15/2029 200,000 199,786
Caterpillar, Inc.
5.20%, 5/27/2041 275,000 269,245
3.80%, 8/15/2042 215,000 174,959
4.75%, 5/15/2064 34,000 29,234
CNH Industrial Capital LLC
,
5.50% , 1/12/2029 10,000 10,171
CSX Corp.
3.25%, 6/01/2027 40,000 38,872
2.40%, 2/15/2030 400,000 356,220
4.10%, 11/15/2032 100,000 93,872
5.20%, 11/15/2033 200,000 201,185
6.00%, 10/01/2036 40,000 42,085
6.22%, 4/30/2040 20,000 21,441
4.10%, 3/15/2044 110,000 90,966
4.75%, 11/15/2048 13,000 11,465
3.35%, 9/15/2049 175,000 121,542
3.80%, 4/15/2050 95,000 71,665
4.50%, 11/15/2052 100,000 84,379
4.25%, 11/01/2066 70,000 53,159
Deere & Co.
5.38%, 10/16/2029 50,000 51,656
3.10%, 4/15/2030 287,000 265,143
Dover Corp.
,
5.38% , 10/15/2035 25,000 25,122
Eaton Corp.
4.35%, 5/18/2028 20,000 19,850
4.15%, 3/15/2033 355,000 333,877
4.15%, 11/02/2042 77,000 65,324
Emerson Electric Co.
0.88%, 10/15/2026 80,000 75,395
1.80%, 10/15/2027 10,000 9,323
2.20%, 12/21/2031 30,000 25,460
2.80%, 12/21/2051 200,000 123,660
FedEx Corp.
3.25%, 4/01/2026 50,000 49,260
3.10%, 8/05/2029 120,000 111,211
4.25%, 5/15/2030 60,000 57,916
2.40%, 5/15/2031 97,000 82,836
4.90%, 1/15/2034 130,000 125,426
3.25%, 5/15/2041 120,000 86,393
3.88%, 8/01/2042 275,000 209,403
5.10%, 1/15/2044 59,000 52,875
4.75%, 11/15/2045 15,000 12,687
4.55%, 4/01/2046 35,000 28,684
4.40%, 1/15/2047 10,000 7,965
4.05%, 2/15/2048 95,000 71,630

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
FedEx Corp. (continued)
5.25%, 5/15/2050 65,000 58,630
Flex Ltd.
,
3.75% , 2/01/2026 25,000 24,708
Flowserve Corp.
,
3.50% , 10/01/2030 75,000 68,499
Fortive Corp.
,
4.30% , 6/15/2046 25,000 20,210
Fortune Brands Innovations, Inc.
,
4.50% , 3/25/2052 25,000 19,514
GATX Corp.
3.85%, 3/30/2027 564,000 552,747
4.70%, 4/01/2029 40,000 39,464
3.50%, 6/01/2032 75,000 66,633
5.45%, 9/15/2033 90,000 90,293
6.90%, 5/01/2034 120,000 131,997
3.10%, 6/01/2051 50,000 31,422
GE Capital International Funding Co. Unlimited Co.
,
4.42% , 11/15/2035 450,000 417,249
General Dynamics Corp.
2.13%, 8/15/2026 195,000 188,257
3.50%, 4/01/2027 40,000 39,198
3.75%, 5/15/2028 221,000 214,977
4.25%, 4/01/2050 141,000 115,339
HEICO Corp.
5.25%, 8/01/2028 10,000 10,125
5.35%, 8/01/2033 110,000 109,710
Hexcel Corp.
,
4.20% , 2/15/2027 75,000 73,479
Honeywell International, Inc.
2.50%, 11/01/2026 226,000 218,712
1.10%, 3/01/2027 200,000 186,724
4.95%, 2/15/2028 200,000 202,539
4.25%, 1/15/2029 215,000 212,462
1.95%, 6/01/2030 125,000 108,333
1.75%, 9/01/2031 75,000 61,673
5.70%, 3/15/2036 65,000 67,438
5.70%, 3/15/2037 137,000 141,418
Series 30, 5.38%, 3/01/2041 50,000 49,667
3.81%, 11/21/2047 210,000 160,848
Howmet Aerospace, Inc.
,
3.00% , 1/15/2029 39,000 36,395
Hubbell, Inc.
,
3.15% , 8/15/2027 155,000 149,043
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027 60,000 57,756
2.04%, 8/16/2028 30,000 27,127
IDEX Corp.
,
2.63% , 6/15/2031 25,000 21,505
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 34,054
3.90%, 9/01/2042 215,000 175,268
Ingersoll Rand, Inc.
5.40%, 8/14/2028 25,000 25,433
5.18%, 6/15/2029 356,000 359,228
5.31%, 6/15/2031 100,000 100,994
J.B. Hunt Transport Services, Inc.
,
3.88% , 3/01/2026 37,000 36,710
Jabil, Inc.
4.25%, 5/15/2027 50,000 49,359
3.95%, 1/12/2028 10,000 9,703

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
Jacobs Engineering Group, Inc.
,
5.90% , 3/01/2033 50,000 50,893
John Deere Capital Corp.
4.75%, 6/08/2026 10,000 10,046
1.05%, 6/17/2026 35,000 33,450
5.15%, 9/08/2026 10,000 10,114
2.25%, 9/14/2026 85,000 82,084
1.70%, 1/11/2027 60,000 56,959
2.35%, 3/08/2027 50,000 47,860
4.15%, 9/15/2027 135,000 133,809
4.90%, 3/03/2028 35,000 35,326
4.95%, 7/14/2028 49,000 49,609
4.85%, 6/11/2029 250,000 251,346
2.80%, 7/18/2029 50,000 46,334
2.45%, 1/09/2030 25,000 22,550
4.70%, 6/10/2030 215,000 214,493
4.90%, 3/07/2031 300,000 300,751
Series 1, 5.05%, 6/12/2034 250,000 248,832
Johnson Controls International PLC
,
4.50% , 2/15/2047 200,000 165,865
Keysight Technologies, Inc.
,
3.00% , 10/30/2029 88,000 80,493
Kirby Corp.
,
4.20% , 3/01/2028 65,000 63,350
L3Harris Technologies, Inc.
4.40%, 6/15/2028 100,000 98,555
4.40%, 6/15/2028 100,000 98,642
2.90%, 12/15/2029 70,000 63,617
4.85%, 4/27/2035 100,000 95,210
5.60%, 7/31/2053 200,000 193,482
Lafarge SA
,
7.13% , 7/15/2036 55,000 60,846
Lennox International, Inc.
,
5.50% , 9/15/2028 20,000 20,392
Lockheed Martin Corp.
5.25%, 1/15/2033 100,000 101,006
4.75%, 2/15/2034 524,000 507,533
4.50%, 5/15/2036 125,000 116,904
4.07%, 12/15/2042 75,000 62,261
3.80%, 3/01/2045 90,000 70,483
4.09%, 9/15/2052 100,000 78,388
4.15%, 6/15/2053 250,000 196,961
5.70%, 11/15/2054 240,000 240,353
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 24,168
4.25%, 12/15/2047 65,000 52,462
3.20%, 7/15/2051 50,000 32,465
5.50%, 12/01/2054 100,000 94,477
Masco Corp.
,
2.00% , 10/01/2030 345,000 292,322
Mohawk Industries, Inc.
,
5.85% , 9/18/2028 205,000 211,333
Nordson Corp.
,
5.80% , 9/15/2033 10,000 10,296
Norfolk Southern Corp.
2.55%, 11/01/2029 189,000 171,034
5.05%, 8/01/2030 155,000 156,563
4.45%, 3/01/2033 110,000 104,858
4.84%, 10/01/2041 50,000 45,710
4.45%, 6/15/2045 25,000 21,166
4.15%, 2/28/2048 50,000 39,859
3.05%, 5/15/2050 338,000 218,220
4.05%, 8/15/2052 145,000 111,167
4.55%, 6/01/2053 114,000 95,509

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
Norfolk Southern Corp. (continued)
5.35%, 8/01/2054
(a)
60,000 56,919
Northrop Grumman Corp.
3.20%, 2/01/2027 15,000 14,603
3.25%, 1/15/2028 235,000 225,661
4.40%, 5/01/2030 200,000 195,220
4.75%, 6/01/2043 35,000 31,332
4.03%, 10/15/2047 100,000 78,904
5.25%, 5/01/2050 79,000 73,623
4.95%, 3/15/2053 350,000 311,543
nVent Finance Sarl
,
2.75% , 11/15/2031 100,000 83,884
Oshkosh Corp.
,
3.10% , 3/01/2030 105,000 96,317
Otis Worldwide Corp.
5.25%, 8/16/2028 147,000 149,051
3.11%, 2/15/2040 250,000 187,410
3.36%, 2/15/2050 50,000 34,163
Owens Corning
3.40%, 8/15/2026 199,000 195,017
3.88%, 6/01/2030 70,000 65,983
Packaging Corp. of America
3.40%, 12/15/2027 70,000 67,490
3.00%, 12/15/2029 103,000 94,106
4.05%, 12/15/2049 54,000 41,252
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 23,445
4.50%, 9/15/2029 260,000 257,194
4.10%, 3/01/2047 70,000 56,643
4.00%, 6/14/2049 210,000 164,274
Regal Rexnord Corp.
6.05%, 4/15/2028 325,000 331,103
6.30%, 2/15/2030 100,000 103,082
6.40%, 4/15/2033 42,000 43,470
Republic Services, Inc.
3.38%, 11/15/2027 23,000 22,282
4.88%, 4/01/2029 100,000 100,117
5.00%, 11/15/2029 250,000 251,393
2.30%, 3/01/2030 50,000 44,218
5.00%, 4/01/2034 100,000 97,998
5.20%, 11/15/2034 300,000 298,205
3.05%, 3/01/2050 25,000 16,738
Rockwell Automation, Inc.
,
2.80% , 8/15/2061 162,000 92,354
RTX Corp.
4.13%, 11/16/2028 452,000 442,017
5.75%, 1/15/2029 50,000 51,630
6.00%, 3/15/2031 50,000 52,470
1.90%, 9/01/2031 75,000 61,612
2.38%, 3/15/2032 102,000 84,943
6.10%, 3/15/2034 250,000 263,363
4.45%, 11/16/2038 300,000 267,164
4.50%, 6/01/2042 27,000 23,442
4.80%, 12/15/2043 36,000 32,113
4.15%, 5/15/2045 130,000 105,294
4.35%, 4/15/2047 305,000 250,464
4.05%, 5/04/2047 200,000 156,859
2.82%, 9/01/2051 130,000 78,881

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
RTX Corp. (continued)
3.03%, 3/15/2052 100,000 62,895
5.38%, 2/27/2053 50,000 47,470
6.40%, 3/15/2054 75,000 81,394
Ryder System, Inc.
5.65%, 3/01/2028 45,000 46,038
5.25%, 6/01/2028 175,000 177,094
Snap-On, Inc.
3.25%, 3/01/2027 25,000 24,336
4.10%, 3/01/2048 35,000 28,083
Sonoco Products Co.
2.25%, 2/01/2027 25,000 23,737
2.85%, 2/01/2032 101,000 85,981
Stanley Black & Decker, Inc.
3.40%, 3/01/2026 46,000 45,387
4.25%, 11/15/2028 162,000 158,578
2.30%, 3/15/2030 75,000 65,437
Teledyne Technologies, Inc.
1.60%, 4/01/2026 45,000 43,418
2.75%, 4/01/2031 215,000 188,489
Textron, Inc.
4.00%, 3/15/2026 25,000 24,782
3.65%, 3/15/2027 350,000 341,491
3.38%, 3/01/2028 84,000 80,094
6.10%, 11/15/2033 85,000 88,765
The Boeing Company
2.20%, 2/04/2026 25,000 24,354
3.10%, 5/01/2026 20,000 19,554
2.70%, 2/01/2027 658,000 629,560
2.80%, 3/01/2027 15,000 14,345
3.25%, 2/01/2028 727,000 689,673
3.45%, 11/01/2028 280,000 263,343
3.20%, 3/01/2029 292,000 270,425
2.95%, 2/01/2030 10,000 8,964
6.13%, 2/15/2033 105,000 108,343
3.60%, 5/01/2034 740,000 625,718
6.63%, 2/15/2038 182,000 190,100
3.63%, 3/01/2048 125,000 83,502
3.85%, 11/01/2048 125,000 86,563
3.75%, 2/01/2050 100,000 68,801
5.81%, 5/01/2050 515,000 485,305
3.83%, 3/01/2059 145,000 93,902
3.95%, 8/01/2059 260,000 174,204
5.93%, 5/01/2060 200,000 186,507
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028 10,000 9,666
5.75%, 6/15/2043 26,000 26,237
4.30%, 2/21/2048 80,000 66,242
Tyco Electronics Group SA
,
3.13% , 8/15/2027 135,000 130,153
Union Pacific Corp.
3.95%, 9/10/2028 95,000 92,803
3.70%, 3/01/2029 38,000 36,541
2.40%, 2/05/2030 164,000 146,854
2.38%, 5/20/2031 100,000 86,828

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
Union Pacific Corp. (continued)
2.80%, 2/14/2032 190,000 165,233
3.60%, 9/15/2037 50,000 41,912
3.55%, 8/15/2039 128,000 104,165
3.20%, 5/20/2041 115,000 86,448
4.05%, 3/01/2046 125,000 100,319
3.35%, 8/15/2046 40,000 28,563
3.25%, 2/05/2050 75,000 51,100
3.50%, 2/14/2053 290,000 203,511
4.95%, 5/15/2053 10,000 9,075
3.95%, 8/15/2059 230,000 168,149
2.97%, 9/16/2062 366,000 211,054
4.10%, 9/15/2067 15,000 10,974
3.75%, 2/05/2070 100,000 67,269
3.85%, 2/14/2072 15,000 10,315
United Parcel Service, Inc.
3.05%, 11/15/2027 148,000 142,532
2.50%, 9/01/2029 200,000 181,760
4.45%, 4/01/2030 600,000 593,931
4.88%, 3/03/2033 367,000 362,633
4.25%, 3/15/2049 202,000 164,509
5.30%, 4/01/2050 135,000 127,733
5.05%, 3/03/2053 117,000 107,007
Veralto Corp.
5.50%, 9/18/2026 25,000 25,294
5.35%, 9/18/2028 15,000 15,241
5.45%, 9/18/2033 125,000 125,724
Vontier Corp.
2.40%, 4/01/2028 40,000 36,516
2.95%, 4/01/2031 365,000 315,098
Vulcan Materials Co.
3.90%, 4/01/2027 55,000 54,151
4.70%, 3/01/2048 50,000 43,027
5.70%, 12/01/2054 200,000 195,093
Waste Connections, Inc.
4.20%, 1/15/2033 400,000 374,139
5.00%, 3/01/2034 200,000 195,310
Waste Management, Inc.
3.15%, 11/15/2027 30,000 28,892
1.15%, 3/15/2028 311,000 280,016
3.88%, 1/15/2029
(b)
100,000 96,697
4.88%, 2/15/2029 100,000 100,808
2.00%, 6/01/2029 74,000 66,258
4.15%, 4/15/2032 215,000 203,653
4.10%, 3/01/2045 25,000 20,561
4.15%, 7/15/2049 315,000 254,756
2.50%, 11/15/2050 20,000 11,638
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026 150,000 146,554
4.70%, 9/15/2028 436,000 432,295
WRKCo, Inc.
,
4.00% , 3/15/2028 50,000 48,671
Xylem, Inc.
3.25%, 11/01/2026 67,000 65,417
4.38%, 11/01/2046 25,000 20,340

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Industrial – 1.9% (continued)
Xylem, Inc. (continued)
36,746,292
Technology – 1.7%
Adobe, Inc.
,
2.15% , 2/01/2027 240,000 229,775
Amdocs Ltd.
,
2.54% , 6/15/2030 140,000 122,642
Analog Devices, Inc.
3.45%, 6/15/2027 202,000 197,267
1.70%, 10/01/2028 200,000 180,303
2.95%, 10/01/2051 200,000 127,007
Apple, Inc.
2.45%, 8/04/2026 300,000 291,641
3.35%, 2/09/2027 281,000 275,745
3.20%, 5/11/2027 25,000 24,383
3.00%, 6/20/2027 260,000 252,307
2.90%, 9/12/2027 62,000 59,709
3.00%, 11/13/2027 25,000 24,140
4.00%, 5/10/2028 250,000 247,195
1.40%, 8/05/2028 105,000 94,593
3.25%, 8/08/2029 166,000 157,534
2.20%, 9/11/2029 150,000 135,606
4.15%, 5/10/2030 116,000 115,137
1.65%, 5/11/2030 500,000 430,759
1.25%, 8/20/2030 138,000 115,716
1.65%, 2/08/2031 310,000 262,325
1.70%, 8/05/2031
(a)
350,000 292,415
3.35%, 8/08/2032
(a)
155,000 142,353
4.30%, 5/10/2033 15,000 14,677
2.38%, 2/08/2041 60,000 41,328
3.85%, 5/04/2043 411,000 339,764
4.65%, 2/23/2046 257,000 234,572
3.85%, 8/04/2046 216,000 174,199
2.65%, 5/11/2050 535,000 331,733
2.65%, 2/08/2051 251,000 154,791
2.70%, 8/05/2051 300,000 185,628
3.95%, 8/08/2052 75,000 59,665
4.85%, 5/10/2053
(a)
85,000 80,442
2.85%, 8/05/2061 100,000 60,096
Applied Materials, Inc.
,
5.10% , 10/01/2035 330,000 330,067
AutoDesk, Inc.
,
2.85% , 1/15/2030 91,000 82,713
Broadcom Corp. / Broadcom Cayman Finance Ltd.
,
3.50% , 1/15/2028 387,000 373,759
Broadcom, Inc.
1.95%, 2/15/2028
(b)
30,000 27,591
4.11%, 9/15/2028 233,000 227,702
4.00%, 4/15/2029
(b)
50,000 48,227
2.45%, 2/15/2031
(b)
330,000 285,042
5.15%, 11/15/2031 500,000 501,344
4.15%, 4/15/2032
(b)
165,000 154,364
4.30%, 11/15/2032 77,000 72,392
2.60%, 2/15/2033
(b)
70,000 57,633
3.42%, 4/15/2033
(b)
95,000 82,941
3.47%, 4/15/2034
(b)
1,099,000 949,727
3.19%, 11/15/2036
(b)
275,000 220,250
4.93%, 5/15/2037
(b)
50,000 47,260
3.50%, 2/15/2041
(b)
205,000 158,214

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Technology – 1.7% (continued)
Broadridge Financial Solutions, Inc.
,
3.40% , 6/27/2026 155,000 151,958
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 55,000 52,896
3.28%, 12/01/2028 198,000 185,425
CGI, Inc.
,
1.45% , 9/14/2026 115,000 109,188
Concentrix Corp.
6.65%, 8/02/2026 165,000 168,500
6.60%, 8/02/2028
(a)
310,000 320,795
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 121,000 121,182
5.30%, 10/01/2029 168,000 169,608
6.20%, 7/15/2030 110,000 115,464
3.38%, 12/15/2041 48,000 34,985
8.35%, 7/15/2046 100,000 126,657
3.45%, 12/15/2051 40,000 26,727
Electronic Arts, Inc.
,
1.85% , 2/15/2031 25,000 20,863
Fidelity National Information Services, Inc.
1.15%, 3/01/2026 95,000 91,511
1.65%, 3/01/2028 480,000 436,342
5.10%, 7/15/2032 96,000 95,290
3.10%, 3/01/2041 50,000 36,267
Fiserv, Inc.
3.20%, 7/01/2026 127,000 124,406
5.45%, 3/02/2028 25,000 25,425
5.38%, 8/21/2028 65,000 66,006
4.20%, 10/01/2028 150,000 146,471
3.50%, 7/01/2029 188,000 176,805
2.65%, 6/01/2030 200,000 177,415
5.60%, 3/02/2033 485,000 491,468
5.63%, 8/21/2033 25,000 25,428
4.40%, 7/01/2049 130,000 105,499
Fortinet, Inc.
,
1.00% , 3/15/2026 65,000 62,465
Hewlett Packard Enterprise Co.
5.25%, 7/01/2028 10,000 10,135
4.55%, 10/15/2029 500,000 492,963
5.00%, 10/15/2034 200,000 195,095
6.20%, 10/15/2035 101,000 105,538
6.35%, 10/15/2045 55,000 57,295
HP, Inc.
1.45%, 6/17/2026 150,000 143,487
3.00%, 6/17/2027 397,000 381,416
4.75%, 1/15/2028 20,000 20,021
Intel Corp.
4.88%, 2/10/2026 115,000 115,150
2.60%, 5/19/2026 75,000 72,920
3.15%, 5/11/2027 55,000 52,961
4.00%, 8/05/2029 200,000 191,354
2.45%, 11/15/2029 155,000 137,117
5.13%, 2/10/2030 50,000 49,847
3.90%, 3/25/2030 150,000 141,037
4.00%, 12/15/2032 764,000 689,634
5.20%, 2/10/2033
(a)
550,000 534,905
4.60%, 3/25/2040 95,000 79,205
2.80%, 8/12/2041 50,000 31,889
5.63%, 2/10/2043 50,000 45,941

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Technology – 1.7% (continued)
Intel Corp. (continued)
4.10%, 5/19/2046 75,000 53,926
3.73%, 12/08/2047 355,000 237,960
4.75%, 3/25/2050 150,000 116,646
4.90%, 8/05/2052 70,000 55,314
5.70%, 2/10/2053 70,000 62,337
3.10%, 2/15/2060 170,000 90,215
4.95%, 3/25/2060
(a)
50,000 39,254
3.20%, 8/12/2061 50,000 27,326
5.05%, 8/05/2062 130,000 101,776
5.90%, 2/10/2063 125,000 112,145
International Business Machines Corp.
3.45%, 2/19/2026 400,000 395,564
3.30%, 1/27/2027 315,000 307,456
1.70%, 5/15/2027 50,000 46,851
4.15%, 7/27/2027 182,000 180,052
4.50%, 2/06/2028 215,000 214,521
4.15%, 5/15/2039 100,000 86,083
4.00%, 6/20/2042 110,000 89,800
4.70%, 2/19/2046 160,000 139,494
2.95%, 5/15/2050 310,000 194,553
4.90%, 7/27/2052 200,000 177,285
5.10%, 2/06/2053 65,000 59,290
7.13%, 12/01/2096 125,000 150,724
Intuit, Inc.
5.25%, 9/15/2026 165,000 166,796
5.13%, 9/15/2028 175,000 178,149
1.65%, 7/15/2030 92,000 77,934
5.20%, 9/15/2033 25,000 25,116
5.50%, 9/15/2053 235,000 229,259
KLA Corp.
4.10%, 3/15/2029 50,000 48,811
3.30%, 3/01/2050 80,000 55,363
5.25%, 7/15/2062 221,000 205,947
Kyndryl Holdings, Inc.
2.70%, 10/15/2028 50,000 45,953
6.35%, 2/20/2034 300,000 312,385
LAM Research Corp.
2.88%, 6/15/2050 25,000 15,845
3.13%, 6/15/2060 115,000 70,296
Marvell Technology, Inc.
,
5.75% , 2/15/2029 10,000 10,240
Micron Technology, Inc.
4.19%, 2/15/2027 272,000 268,518
6.75%, 11/01/2029 140,000 149,076
4.66%, 2/15/2030 48,000 46,874
5.88%, 2/09/2033 50,000 51,133
5.88%, 9/15/2033 15,000 15,340
3.37%, 11/01/2041 150,000 109,361
Microsoft Corp.
2.40%, 8/08/2026 235,000 228,369
3.40%, 9/15/2026 30,000 29,584
3.30%, 2/06/2027 469,000 459,941
1.35%, 9/15/2030 375,000 318,018
3.50%, 2/12/2035 100,000 90,695
4.20%, 11/03/2035 100,000 95,481

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Technology – 1.7% (continued)
Microsoft Corp. (continued)
4.50%, 10/01/2040 25,000 24,179
4.45%, 11/03/2045 55,000 50,574
3.70%, 8/08/2046 115,000 91,516
4.25%, 2/06/2047 195,000 172,859
2.53%, 6/01/2050 395,000 241,258
2.92%, 3/17/2052 245,000 160,349
4.00%, 2/12/2055 160,000 128,351
3.95%, 8/08/2056 75,000 59,689
3.04%, 3/17/2062 181,000 113,914
NVIDIA Corp.
1.55%, 6/15/2028 222,000 202,206
2.85%, 4/01/2030 124,000 113,772
2.00%, 6/15/2031 720,000 614,260
3.50%, 4/01/2040 175,000 143,402
NXP BV / NXP Funding LLC
,
5.55% , 12/01/2028 40,000 40,749
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026 45,000 44,487
4.30%, 6/18/2029 20,000 19,436
3.25%, 5/11/2041 25,000 18,229
3.25%, 11/30/2051 80,000 51,812
Oracle Corp.
1.65%, 3/25/2026 50,000 48,321
2.80%, 4/01/2027 322,000 309,290
3.25%, 11/15/2027 210,000 201,887
2.30%, 3/25/2028 125,000 115,959
6.15%, 11/09/2029 200,000 209,671
2.95%, 4/01/2030 22,000 19,914
6.25%, 11/09/2032 47,000 49,675
4.90%, 2/06/2033 1,286,000 1,247,712
4.30%, 7/08/2034 300,000 275,513
3.80%, 11/15/2037 95,000 78,957
6.13%, 7/08/2039 208,000 214,793
3.60%, 4/01/2040 500,000 390,489
4.50%, 7/08/2044 28,000 23,402
4.13%, 5/15/2045 296,000 233,129
4.00%, 11/15/2047 330,000 251,202
3.60%, 4/01/2050 185,000 128,064
3.95%, 3/25/2051 400,000 293,930
5.55%, 2/06/2053 220,000 206,245
3.85%, 4/01/2060 525,000 358,668
4.10%, 3/25/2061 200,000 142,518
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 87,924
4.65%, 5/20/2035 50,000 48,269
4.80%, 5/20/2045 277,000 249,681
4.30%, 5/20/2047 205,000 169,471
6.00%, 5/20/2053 60,000 62,554
Roper Technologies, Inc.
3.80%, 12/15/2026 40,000 39,352
4.20%, 9/15/2028 100,000 97,913
1.75%, 2/15/2031 125,000 103,233
Salesforce, Inc.
3.70%, 4/11/2028 715,000 698,131
1.50%, 7/15/2028 70,000 63,162

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Technology – 1.7% (continued)
Salesforce, Inc. (continued)
2.70%, 7/15/2041 100,000 70,592
2.90%, 7/15/2051 75,000 47,744
ServiceNow, Inc.
,
1.40% , 9/01/2030 207,000 172,385
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 65,000 65,248
4.95%, 3/28/2028 129,000 129,287
5.40%, 6/12/2029 400,000 405,333
Teledyne FLIR LLC
,
2.50% , 8/01/2030 25,000 21,912
Texas Instruments, Inc.
2.90%, 11/03/2027 14,000 13,447
4.60%, 2/15/2028 143,000 143,343
2.25%, 9/04/2029 38,000 34,229
1.90%, 9/15/2031 50,000 41,928
4.15%, 5/15/2048 350,000 282,876
5.00%, 3/14/2053 65,000 59,299
5.05%, 5/18/2063 135,000 120,985
TSMC Arizona Corp.
1.75%, 10/25/2026 480,000 456,709
2.50%, 10/25/2031 260,000 224,560
3.25%, 10/25/2051 75,000 53,878
VMware LLC
1.40%, 8/15/2026 50,000 47,536
1.80%, 8/15/2028 45,000 40,514
4.70%, 5/15/2030 47,000 46,034
2.20%, 8/15/2031 210,000 174,834
Western Digital Corp.
,
3.10% , 2/01/2032 300,000 251,394
Xilinx, Inc.
,
2.38% , 6/01/2030 40,000 35,330
34,180,153
Utilities – 2.3%
AEP Texas, Inc.
Series I, 2.10%, 7/01/2030 90,000 77,255
5.70%, 5/15/2034 355,000 356,148
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 71,518
3.80%, 6/15/2049 30,000 22,158
5.40%, 3/15/2053 71,000 67,527
Alabama Power Co.
3.94%, 9/01/2032 110,000 102,014
5.85%, 11/15/2033 500,000 518,456
3.75%, 3/01/2045 50,000 38,316
3.13%, 7/15/2051 90,000 58,599
Ameren Corp.
3.65%, 2/15/2026 35,000 34,611
5.70%, 12/01/2026 50,000 50,795
1.75%, 3/15/2028 50,000 45,407
Ameren Illinois Co.
1.55%, 11/15/2030 105,000 87,372
2.90%, 6/15/2051 110,000 68,685
American Electric Power Co., Inc.
5.75%, 11/01/2027 200,000 204,949
5.20%, 1/15/2029 70,000 70,444
2.30%, 3/01/2030 150,000 130,869
5.63%, 3/01/2033 265,000 267,477

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
American Electric Power Co., Inc. (continued)
6.95%, 12/15/2054 250,000 254,908
American Water Capital Corp.
3.75%, 9/01/2028 104,000 100,299
3.45%, 6/01/2029 41,000 38,750
2.80%, 5/01/2030 100,000 89,886
4.45%, 6/01/2032 100,000 95,408
6.59%, 10/15/2037 115,000 127,086
4.00%, 12/01/2046 43,000 33,412
3.75%, 9/01/2047 65,000 48,310
3.45%, 5/01/2050 250,000 172,926
Appalachian Power Co.
,
5.65% , 4/01/2034 250,000 250,455
Arizona Public Service Co.
2.60%, 8/15/2029 750,000 678,988
2.20%, 12/15/2031 185,000 152,798
3.50%, 12/01/2049 65,000 44,308
Atmos Energy Corp.
5.90%, 11/15/2033 10,000 10,452
4.13%, 3/15/2049 115,000 90,011
3.38%, 9/15/2049 52,000 35,887
6.20%, 11/15/2053 35,000 37,136
Avista Corp.
,
4.00% , 4/01/2052 60,000 44,901
Baltimore Gas and Electric Co.
,
5.30% , 6/01/2034 80,000 79,793
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028 257,000 245,864
1.65%, 5/15/2031 125,000 102,262
4.50%, 2/01/2045 200,000 172,107
4.45%, 1/15/2049 150,000 122,962
2.85%, 5/15/2051 185,000 112,200
Black Hills Corp.
3.05%, 10/15/2029 257,000 235,117
6.15%, 5/15/2034 126,000 130,677
CenterPoint Energy Houston Electric LLC
3.95%, 3/01/2048 250,000 191,602
Series AD, 2.90%, 7/01/2050 115,000 71,629
Series AJ, 4.85%, 10/01/2052 50,000 43,793
CenterPoint Energy Resources Corp.
5.25%, 3/01/2028 245,000 247,967
1.75%, 10/01/2030 97,000 81,449
CenterPoint Energy, Inc.
5.25%, 8/10/2026 10,000 10,076
3.70%, 9/01/2049 20,000 14,095
Commonwealth Edison Co.
2.55%, 6/15/2026 135,000 131,508
3.70%, 8/15/2028 25,000 24,212
3.70%, 3/01/2045 100,000 76,107
Series 123, 3.75%, 8/15/2047 100,000 74,455
4.00%, 3/01/2048 320,000 247,818
5.30%, 2/01/2053 100,000 93,547
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 46,604
2.40%, 6/15/2031 325,000 279,821
5.13%, 3/15/2035 250,000 245,880
Series 07-A, 6.30%, 8/15/2037 65,000 68,955

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Consolidated Edison Co. of New York, Inc. (continued)
4.50%, 12/01/2045 200,000 169,464
4.63%, 12/01/2054 30,000 25,079
5.50%, 3/15/2055 200,000 191,215
Series C, 4.30%, 12/01/2056 25,000 19,442
Series C, 4.00%, 11/15/2057 50,000 36,347
4.50%, 5/15/2058 75,000 59,979
3.70%, 11/15/2059 90,000 61,897
3.60%, 6/15/2061 200,000 135,075
Constellation Energy Generation LLC
6.13%, 1/15/2034 45,000 46,772
6.25%, 10/01/2039 233,000 241,387
5.75%, 10/01/2041 55,000 53,378
5.60%, 6/15/2042 55,000 52,769
6.50%, 10/01/2053 55,000 57,752
Consumers Energy Co.
4.63%, 5/15/2033 50,000 48,182
3.75%, 2/15/2050 80,000 60,243
3.50%, 8/01/2051 100,000 72,310
4.20%, 9/01/2052 195,000 155,695
Delmarva Power & Light Co.
,
4.15% , 5/15/2045 50,000 40,244
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 24,285
4.60%, 6/15/2043 50,000 43,512
6.25%, 10/15/2053 60,000 64,050
5.10%, 6/01/2065 50,000 44,017
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 85,000 81,778
Series C, 3.38%, 4/01/2030 70,000 64,444
5.38%, 11/15/2032 25,000 25,048
Series E, 6.30%, 3/15/2033 25,000 26,282
Series F, 5.25%, 8/01/2033 50,000 49,268
7.00%, 6/15/2038 112,000 124,777
Series B, 3.30%, 4/15/2041 25,000 18,379
Series C, 4.90%, 8/01/2041 25,000 22,302
Series B, 7.00%, 6/01/2054 350,000 369,507
Series A, 6.88%, 2/01/2055 250,000 259,969
DTE Energy Co.
2.85%, 10/01/2026 41,000 39,766
4.88%, 6/01/2028 175,000 174,845
Duke Energy Carolinas LLC
2.95%, 12/01/2026 25,000 24,335
2.85%, 3/15/2032 115,000 99,578
4.95%, 1/15/2033 100,000 98,417
5.30%, 2/15/2040 50,000 48,926
3.75%, 6/01/2045 275,000 210,770
3.88%, 3/15/2046 75,000 58,072
5.35%, 1/15/2053 100,000 94,399
5.40%, 1/15/2054 29,000 27,539
Duke Energy Corp.
2.65%, 9/01/2026 208,000 201,792
5.00%, 12/08/2027 200,000 201,587
4.30%, 3/15/2028 15,000 14,804
2.45%, 6/01/2030 95,000 83,545
2.55%, 6/15/2031 50,000 42,999

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Duke Energy Corp. (continued)
5.75%, 9/15/2033 10,000 10,254
4.80%, 12/15/2045 250,000 215,248
3.75%, 9/01/2046 40,000 29,343
3.50%, 6/15/2051 62,000 41,655
5.00%, 8/15/2052 495,000 428,330
6.10%, 9/15/2053 85,000 85,407
Duke Energy Florida LLC
3.80%, 7/15/2028 20,000 19,443
1.75%, 6/15/2030 100,000 85,147
2.40%, 12/15/2031 136,000 115,453
5.88%, 11/15/2033 1,050,000 1,091,220
6.20%, 11/15/2053 50,000 52,288
Duke Energy Indiana LLC
,
3.75% , 5/15/2046 173,000 129,186
Duke Energy Ohio, Inc.
,
3.70% , 6/15/2046 50,000 37,111
Duke Energy Progress LLC
2.00%, 8/15/2031 100,000 83,522
5.25%, 3/15/2033 150,000 150,018
5.10%, 3/15/2034 200,000 198,061
4.38%, 3/30/2044 100,000 83,951
3.60%, 9/15/2047 50,000 36,104
Edison International
,
4.13% , 3/15/2028
(a)
105,000 97,536
El Paso Electric Co.
,
6.00% , 5/15/2035 28,000 28,094
Emera US Finance LP
3.55%, 6/15/2026 160,000 157,064
2.64%, 6/15/2031 230,000 196,623
4.75%, 6/15/2046 50,000 41,477
ENEL Americas SA
,
4.00% , 10/25/2026 50,000 49,316
ENEL Chile SA
,
4.88% , 6/12/2028 100,000 99,414
Entergy Arkansas LLC
,
3.50% , 4/01/2026 50,000 49,443
Entergy Corp.
2.95%, 9/01/2026 72,000 70,015
2.80%, 6/15/2030 230,000 205,152
Entergy Louisiana LLC
1.60%, 12/15/2030 10,000 8,283
3.05%, 6/01/2031 445,000 397,971
2.35%, 6/15/2032 101,000 84,245
4.00%, 3/15/2033 160,000 146,682
4.95%, 1/15/2045 100,000 87,535
4.20%, 9/01/2048 60,000 47,413
5.70%, 3/15/2054 200,000 196,008
Entergy Mississippi LLC
,
2.85% , 6/01/2028 155,000 145,861
Entergy Texas, Inc.
,
5.80% , 9/01/2053 80,000 79,692
Essential Utilities, Inc.
,
2.70% , 4/15/2030 100,000 89,276
Evergy Kansas Central, Inc.
,
4.25% , 12/01/2045 90,000 72,838
Evergy, Inc.
,
2.90% , 9/15/2029 100,000 91,001
Eversource Energy
4.75%, 5/15/2026 115,000 114,915
Series U, 1.40%, 8/15/2026 31,000 29,454
5.45%, 3/01/2028 225,000 228,247
5.95%, 2/01/2029 50,000 51,513
Series O, 4.25%, 4/01/2029 100,000 96,892
Series R, 1.65%, 8/15/2030 100,000 83,452
5.13%, 5/15/2033 165,000 160,556
3.45%, 1/15/2050 120,000 82,141

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Exelon Corp.
3.40%, 4/15/2026 105,000 103,449
5.15%, 3/15/2028 248,000 249,867
4.70%, 4/15/2050 210,000 176,296
Florida Power & Light Co.
4.45%, 5/15/2026 140,000 140,143
Series A, 3.30%, 5/30/2027 310,000 300,663
5.05%, 4/01/2028 115,000 116,231
4.40%, 5/15/2028 245,000 243,292
4.63%, 5/15/2030 10,000 9,927
4.80%, 5/15/2033 125,000 121,629
5.96%, 4/01/2039 95,000 99,099
3.80%, 12/15/2042 50,000 39,508
4.05%, 10/01/2044 50,000 40,591
3.95%, 3/01/2048 105,000 81,966
3.99%, 3/01/2049 300,000 234,032
3.15%, 10/01/2049 25,000 16,713
2.88%, 12/04/2051 380,000 235,904
Georgia Power Co.
4.30%, 3/15/2043 25,000 20,969
Series A, 3.25%, 3/15/2051 316,000 211,234
5.13%, 5/15/2052 145,000 133,299
Idaho Power Co.
5.20%, 8/15/2034 65,000 64,584
Series K, 4.20%, 3/01/2048 25,000 19,915
5.80%, 4/01/2054 50,000 49,980
Indiana Michigan Power Co.
,
4.25% , 8/15/2048 300,000 236,715
Interstate Power & Light Co.
3.60%, 4/01/2029 1,200,000 1,140,706
2.30%, 6/01/2030 15,000 13,024
4.95%, 9/30/2034 100,000 96,172
5.45%, 9/30/2054 100,000 94,072
IPALCO Enterprises, Inc.
,
5.75% , 4/01/2034 100,000 100,237
Kentucky Utilities Co.
,
5.45% , 4/15/2033 25,000 25,272
Louisville Gas & Electric Co.
,
4.25% , 4/01/2049 165,000 130,751
MidAmerican Energy Co.
3.65%, 4/15/2029 215,000 205,405
5.80%, 10/15/2036 50,000 51,608
3.65%, 8/01/2048 50,000 36,715
4.25%, 7/15/2049 270,000 218,194
3.15%, 4/15/2050 50,000 33,357
2.70%, 8/01/2052 150,000 90,169
5.85%, 9/15/2054 30,000 30,339
Mississippi Power Co.
,
Series 12-A , 4.25% , 3/15/2042 30,000 24,972
National Fuel Gas Co.
,
2.95% , 3/01/2031 85,000 73,518
National Grid PLC
5.60%, 6/12/2028 10,000 10,210
5.81%, 6/12/2033 15,000 15,270
National Grid USA
,
5.80% , 4/01/2035 125,000 125,008
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/2026 50,000 49,940
1.00%, 6/15/2026 45,000 42,853
4.80%, 3/15/2028 257,000 257,728
5.05%, 9/15/2028 160,000 161,261
5.00%, 8/15/2034 310,000 302,161

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Nevada Power Co.
Series CC, 3.70%, 5/01/2029 255,000 244,184
Series DD, 2.40%, 5/01/2030 65,000 57,314
Series EE, 3.13%, 8/01/2050 35,000 22,261
6.00%, 3/15/2054 10,000 10,155
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 175,000 165,801
3.50%, 4/01/2029 85,000 80,370
2.75%, 11/01/2029 75,000 68,035
5.00%, 2/28/2030
(a)
80,000 80,295
2.25%, 6/01/2030 347,000 301,778
2.44%, 1/15/2032 240,000 200,414
5.00%, 7/15/2032 172,000 169,287
5.05%, 2/28/2033 160,000 156,589
3.00%, 1/15/2052 67,000 41,323
5.25%, 2/28/2053 90,000 81,724
3.80%, 3/15/2082 260,000 248,873
NiSource, Inc.
3.49%, 5/15/2027 155,000 150,872
5.25%, 3/30/2028 10,000 10,105
5.95%, 6/15/2041 263,000 267,190
5.25%, 2/15/2043 35,000 32,561
4.80%, 2/15/2044 100,000 88,125
5.65%, 2/01/2045 50,000 48,874
4.38%, 5/15/2047 185,000 151,206
5.00%, 6/15/2052 176,000 154,932
Northern States Power Co.
4.00%, 8/15/2045 40,000 31,839
2.90%, 3/01/2050 35,000 22,201
5.10%, 5/15/2053 252,000 231,197
NSTAR Electric Co.
,
4.55% , 6/01/2052 45,000 37,410
Oglethorpe Power Corp.
5.38%, 11/01/2040 50,000 47,500
5.05%, 10/01/2048 200,000 176,213
Oklahoma Gas & Electric Co.
3.80%, 8/15/2028 130,000 125,956
5.60%, 4/01/2053 60,000 57,982
Oncor Electric Delivery Co. LLC
4.30%, 5/15/2028 10,000 9,880
3.70%, 11/15/2028 100,000 96,310
4.65%, 11/01/2029 400,000 396,745
5.65%, 11/15/2033 50,000 51,229
3.80%, 9/30/2047 50,000 37,669
3.10%, 9/15/2049 205,000 134,011
4.95%, 9/15/2052 140,000 123,712
One Gas, Inc.
,
4.50% , 11/01/2048 45,000 37,130
Pacific Gas & Electric Co.
2.10%, 8/01/2027 310,000 286,620
3.75%, 7/01/2028 205,400 194,699
4.65%, 8/01/2028 100,000 97,403
6.10%, 1/15/2029 15,000 15,232
2.50%, 2/01/2031 430,000 361,126
3.25%, 6/01/2031 70,000 61,083
4.50%, 7/01/2040 100,000 82,677
3.30%, 8/01/2040 110,000 78,492

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Pacific Gas & Electric Co. (continued)
4.20%, 6/01/2041 75,000 58,941
4.60%, 6/15/2043 100,000 82,022
4.00%, 12/01/2046 50,000 36,007
3.95%, 12/01/2047 50,000 35,743
4.95%, 7/01/2050 430,000 353,544
3.50%, 8/01/2050 225,000 146,569
5.25%, 3/01/2052 66,000 56,560
6.75%, 1/15/2053 137,000 141,748
PacifiCorp
6.00%, 1/15/2039 240,000 243,687
4.10%, 2/01/2042 35,000 28,085
4.13%, 1/15/2049 100,000 76,416
2.90%, 6/15/2052 205,000 120,643
5.35%, 12/01/2053 100,000 90,275
PECO Energy Co.
4.90%, 6/15/2033 209,000 204,854
5.95%, 10/01/2036 350,000 367,400
3.90%, 3/01/2048 300,000 231,219
PG&E Energy Recovery Funding LLC
,
Series A-3 , 2.82% , 7/15/2046 25,000 17,342
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 49,264 47,664
Series A-2, 4.26%, 6/01/2036 140,000 130,134
Series A-2, 4.72%, 6/01/2037 250,000 238,085
Series A-4, 5.21%, 12/01/2047 160,000 150,989
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,469
3.35%, 6/01/2050 130,000 85,821
PPL Capital Funding, Inc.
,
3.10% , 5/15/2026 65,000 63,646
PPL Electric Utilities Corp.
,
5.25% , 5/15/2053 170,000 160,147
Public Service Co. of Colorado
3.60%, 9/15/2042 25,000 18,933
4.05%, 9/15/2049 42,000 32,074
Series 34, 3.20%, 3/01/2050 77,000 50,344
5.25%, 4/01/2053 600,000 549,260
Public Service Co. of New Hampshire
,
5.15% , 1/15/2053 100,000 91,737
Public Service Co. of Oklahoma
,
5.25% , 1/15/2033 100,000 98,826
Public Service Electric & Gas Co.
1.90%, 8/15/2031 385,000 318,967
4.90%, 12/15/2032 100,000 98,843
5.20%, 8/01/2033 10,000 10,005
3.65%, 9/01/2042 25,000 19,448
3.80%, 3/01/2046 225,000 174,871
3.85%, 5/01/2049 40,000 30,499
5.45%, 8/01/2053 119,000 115,437
Public Service Enterprise Group, Inc.
5.88%, 10/15/2028 15,000 15,483
1.60%, 8/15/2030 60,000 50,069
6.13%, 10/15/2033 338,000 352,615
Puget Energy, Inc.
2.38%, 6/15/2028 50,000 45,865
4.10%, 6/15/2030 75,000 70,438
4.22%, 3/15/2032 130,000 118,769

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Puget Sound Energy, Inc.
5.33%, 6/15/2034 300,000 298,169
3.25%, 9/15/2049 69,000 45,913
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 53,523
4.95%, 8/15/2028 55,000 55,052
Series XXX, 3.00%, 3/15/2032 100,000 86,898
Series RRR, 3.75%, 6/01/2047 368,000 272,450
Series UUU, 3.32%, 4/15/2050 105,000 70,029
Sempra Energy
5.40%, 8/01/2026 236,000 237,330
3.25%, 6/15/2027 128,000 123,396
3.80%, 2/01/2038 160,000 129,712
6.00%, 10/15/2039 425,000 426,542
Sierra Pacific Power Co.
,
5.90% , 3/15/2054 90,000 89,932
Southern California Edison Co.
5.85%, 11/01/2027 103,000 104,120
2.85%, 8/01/2029 120,000 107,862
Series G, 2.50%, 6/01/2031 275,000 230,963
5.95%, 11/01/2032 215,000 216,794
Series 13-A, 3.90%, 3/15/2043 50,000 37,424
4.65%, 10/01/2043 260,000 214,519
4.00%, 4/01/2047 1,000,000 736,024
Series B, 4.88%, 3/01/2049 60,000 49,388
3.65%, 2/01/2050 105,000 71,930
5.88%, 12/01/2053
(a)
10,000 9,408
Southern California Gas Co.
2.95%, 4/15/2027 158,000 151,859
5.20%, 6/01/2033 10,000 9,890
3.75%, 9/15/2042 45,000 34,657
Series VV, 4.30%, 1/15/2049 65,000 51,767
Series WW, 3.95%, 2/15/2050 20,000 14,927
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033 10,000 10,243
4.40%, 5/30/2047 45,000 36,895
Series 21A, 3.15%, 9/30/2051 139,000 88,691
Southern Power Co.
5.15%, 9/15/2041 100,000 93,105
5.25%, 7/15/2043 45,000 41,560
Southwest Gas Corp.
,
2.20% , 6/15/2030 130,000 112,235
Southwestern Electric Power Co.
,
Series K , 2.75% , 10/01/2026 91,000 87,928
Spire Missouri, Inc.
4.80%, 2/15/2033 50,000 49,009
Series 2034, 5.15%, 8/15/2034 65,000 64,565
Tampa Electric Co.
2.40%, 3/15/2031 60,000 51,761
4.35%, 5/15/2044 22,000 18,222
3.63%, 6/15/2050 115,000 81,523
The AES Corp.
5.45%, 6/01/2028 320,000 322,551
2.45%, 1/15/2031 50,000 41,839

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
The Cleveland Electric Illuminating Company
,
5.95% , 12/15/2036 30,000 30,398
The Connecticut Light & Power Company
Series A, 3.20%, 3/15/2027 175,000 170,246
Series A, 2.05%, 7/01/2031 110,000 92,230
4.30%, 4/15/2044 200,000 167,395
5.25%, 1/15/2053 42,000 39,396
The Southern Company
3.25%, 7/01/2026 333,000 326,810
4.85%, 6/15/2028 57,000 57,150
5.50%, 3/15/2029 173,000 176,556
Series A, 3.70%, 4/30/2030 10,000 9,400
5.20%, 6/15/2033 15,000 14,805
5.70%, 3/15/2034 15,000 15,257
4.40%, 7/01/2046 205,000 168,832
The Toledo Edison Company
,
6.15% , 5/15/2037 25,000 26,354
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 41,562
4.00%, 6/15/2050 60,000 45,733
5.50%, 4/15/2053 50,000 47,572
Union Electric Co.
2.95%, 3/15/2030 50,000 45,585
3.90%, 9/15/2042 50,000 40,092
4.00%, 4/01/2048 46,000 35,640
3.25%, 10/01/2049 122,000 82,717
5.45%, 3/15/2053 50,000 47,703
5.13%, 3/15/2055 200,000 182,102
Virginia Electric & Power Co.
Series B, 2.95%, 11/15/2026 30,000 29,153
Series B, 3.75%, 5/15/2027 80,000 78,403
Series A, 3.80%, 4/01/2028 100,000 97,186
5.30%, 8/15/2033 10,000 9,941
4.45%, 2/15/2044 115,000 97,334
Series B, 3.80%, 9/15/2047 520,000 389,255
2.45%, 12/15/2050 235,000 130,997
5.70%, 8/15/2053 60,000 58,660
Washington Gas Light Co.
,
3.65% , 9/15/2049 144,000 102,743
WEC Energy Group, Inc.
5.60%, 9/12/2026 5,000 5,064
5.15%, 10/01/2027 200,000 201,897
4.75%, 1/15/2028 200,000 200,290
2.20%, 12/15/2028 65,000 58,973
Wisconsin Electric Power Co.
,
5.63% , 5/15/2033 65,000 67,293
Wisconsin Power & Light Co.
1.95%, 9/16/2031 50,000 41,077
4.95%, 4/01/2033 50,000 48,612
Wisconsin Public Service Corp.
,
3.30% , 9/01/2049 270,000 183,576
Xcel Energy, Inc.
1.75%, 3/15/2027 70,000 65,737
4.00%, 6/15/2028 75,000 72,721
2.60%, 12/01/2029 60,000 53,571
4.60%, 6/01/2032 100,000 95,284
5.45%, 8/15/2033 15,000 14,857
3.50%, 12/01/2049 125,000 85,269

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds and Notes – 24.2% (continued)
Utilities – 2.3% (continued)
Xcel Energy, Inc. (continued)
44,510,151
Total Corporate Bonds and Notes (cost $490,365,226) 475,400,884
Foreign Governmental – 1.7%
Canada Government International Bond
,
3.75%, 4/26/2028 325,000 320,089
Chile Government International Bond
2.75%, 1/31/2027 200,000 192,005
3.24%, 2/06/2028 200,000 190,125
4.85%, 1/22/2029 200,000 198,371
2.45%, 1/31/2031 49,000 42,183
3.50%, 1/31/2034 500,000 431,974
3.10%, 5/07/2041 482,000 345,576
3.10%, 1/22/2061 351,000 206,260
Export Development Canada
4.38%, 6/29/2026 800,000 800,211
4.13%, 2/13/2029 300,000 297,013
4.75%, 6/05/2034 200,000 201,803
Export-Import Bank of Korea
2.63%, 5/26/2026 760,000 740,608
4.13%, 10/17/2027 200,000 198,189
4.50%, 1/11/2029 500,000 495,516
2.50%, 6/29/2041 170,000 118,164
Hydro-Quebec
,
Series HH, 8.50%, 12/01/2029 25,000 28,723
Indonesia Government International Bond
3.50%, 1/11/2028 390,000 375,828
3.40%, 9/18/2029 40,000 37,420
5.25%, 1/15/2030 200,000 203,114
2.85%, 2/14/2030 410,000 370,497
4.85%, 1/11/2033 200,000 193,545
4.70%, 2/10/2034 500,000 476,580
3.35%, 3/12/2071 626,000 392,699
Israel Government AID Bond
,
Series 30Y, 5.50%, 9/18/2033 40,000 41,983
Israel Government International Bond
Series 10Y, 2.88%, 3/16/2026 315,000 308,318
Series 30Y, 3.88%, 7/03/2050 693,000 497,432
Series 30Y, 5.75%, 3/12/2054 550,000 508,836
Japan Bank For International Cooperation
,
4.38%, 1/24/2031 500,000 491,835
Korea International Bond
,
4.13%, 6/10/2044 425,000 368,744
Mexico Government International Bond
4.50%, 4/22/2029 50,000 47,973
3.25%, 4/16/2030 75,000 66,181
6.00%, 5/13/2030 200,000 201,663
2.66%, 5/24/2031 50,000 41,063
4.75%, 4/27/2032 70,000 63,874
Series A, 7.50%, 4/08/2033 150,000 161,702
4.88%, 5/19/2033 295,000 265,598
3.50%, 2/12/2034 1,322,000 1,057,626
Series A, 6.75%, 9/27/2034 89,000 90,604
6.88%, 5/13/2037 200,000 201,553
6.05%, 1/11/2040 40,000 36,865
4.28%, 8/14/2041 1,253,000 924,794
4.75%, 3/08/2044 374,000 283,888
4.50%, 1/31/2050 150,000 105,400
6.34%, 5/04/2053 200,000 178,422

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.7% (continued)
Mexico Government International Bond (continued)
6.40%, 5/07/2054 200,000 179,733
7.38%, 5/13/2055 200,000 201,866
Panama Government International Bond
8.88%, 9/30/2027 430,000 462,316
3.16%, 1/23/2030 375,000 319,287
6.70%, 1/26/2036 495,000 467,636
4.50%, 4/16/2050 237,000 150,426
4.50%, 4/01/2056 293,000 178,781
3.87%, 7/23/2060 505,000 270,770
Peruvian Government International Bond
4.13%, 8/25/2027
(a)
100,000 98,254
2.78%, 1/23/2031 330,000 283,572
1.86%, 12/01/2032 306,000 233,503
8.75%, 11/21/2033 71,000 84,342
3.00%, 1/15/2034 427,000 345,978
6.55%, 3/14/2037 862,000 904,954
Philippine Government International Bond
9.50%, 2/02/2030 267,000 319,324
1.95%, 1/06/2032 900,000 730,498
5.50%, 2/04/2035 300,000 301,080
3.95%, 1/20/2040 331,000 274,707
2.65%, 12/10/2045 700,000 436,975
5.90%, 2/04/2050 200,000 201,710
Province of Alberta Canada
3.30%, 3/15/2028 665,000 643,013
4.50%, 6/26/2029 400,000 399,288
1.30%, 7/22/2030 325,000 273,255
Province of British Columbia Canada
2.25%, 6/02/2026 150,000 145,872
4.90%, 4/24/2029 500,000 506,643
1.30%, 1/29/2031 220,000 181,505
4.20%, 7/06/2033 215,000 205,212
Province of Manitoba Canada
,
2.13%, 6/22/2026 1,208,000 1,170,423
Province of Ontario Canada
1.05%, 4/14/2026 245,000 235,553
2.50%, 4/27/2026 510,000 498,510
2.30%, 6/15/2026 200,000 194,489
1.05%, 5/21/2027 65,000 60,267
2.00%, 10/02/2029 180,000 160,797
1.13%, 10/07/2030 594,000 491,318
1.60%, 2/25/2031 350,000 293,979
1.80%, 10/14/2031 361,000 300,785
2.13%, 1/21/2032 95,000 80,366
Province of Quebec Canada
2.50%, 4/20/2026 130,000 127,118
2.75%, 4/12/2027 145,000 139,978
Series PD, 7.50%, 9/15/2029 55,000 61,560
1.35%, 5/28/2030 400,000 339,098
1.90%, 4/21/2031 800,000 680,697
Province of Saskatchewan Canada
,
3.25%, 6/08/2027 30,000 29,171
Republic of Italy Government International Bond
Series 10Y, 4.00%, 10/17/2049 300,000 215,592
Series 30Y, 3.88%, 5/06/2051 425,000 288,346

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.7% (continued)
Republic of Poland Government International Bond
3.25%, 4/06/2026 497,000 490,333
5.50%, 11/16/2027 110,000 112,472
5.50%, 4/04/2053 355,000 328,973
5.50%, 3/18/2054 400,000 371,087
Svensk Exportkredit AB
4.13%, 6/14/2028 350,000 346,990
0.00%, 5/11/2037
(c)
30,000 15,332
Tennessee Valley Authority
3.88%, 3/15/2028 390,000 385,294
7.13%, 5/01/2030 150,000 168,287
Series B, 4.70%, 7/15/2033 307,000 305,877
4.38%, 8/01/2034 100,000 96,903
5.25%, 9/15/2039 210,000 215,512
5.38%, 4/01/2056 200,000 200,948
4.25%, 9/15/2065 450,000 367,365
Uruguay Government International Bond
4.38%, 10/27/2027 1,174,000 1,165,569
4.38%, 1/23/2031 260,000 253,157
4.13%, 11/20/2045 50,000 41,691
5.10%, 6/18/2050 284,000 258,281
4.98%, 4/20/2055 280,000 244,908
Total Foreign Governmental (cost $33,929,582) 32,338,373
Municipal Securities – 0.3%
Bay Area Toll Authority, RB
7.04%, 4/01/2050 10,000 11,418
6.91%, 10/01/2050 380,000 428,966
California State University, RB
2.98%, 11/01/2051 15,000 10,060
2.72%, 11/01/2052 50,000 32,285
Chicago Transit Authority Sales & Transfer Tax Receipts, RB
,
6.90%, 12/01/2040 93,855 102,720
City of Los Angeles Department of Airports Customer Facility Charge, RB
,
4.24%, 5/15/2048 620,000 529,189
City of San Francisco, CA Public Utilities Commission Water, RB
,
6.95%, 11/01/2050 110,000 123,578
Commonwealth of Massachusetts, RB
4.11%, 7/15/2031 33,054 31,723
5.46%, 12/01/2039 320,000 320,534
Dallas Fort Worth International Airport, RB
2.84%, 11/01/2046 175,000 123,784
4.09%, 11/01/2051 100,000 80,236
4.51%, 11/01/2051 40,000 34,437
Health & Educational Facilities Authority of The State of Missouri, RB
,
3.23%, 5/15/2050 500,000 350,273
Idaho Energy Resources Authority, RB
,
2.86%, 9/01/2046 45,000 30,522
Indiana Finance Authority, RB
,
3.05%, 1/01/2051 65,000 46,222
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
,
Series
2022-ELL, Class A4, 4.48%, 8/01/2039 100,000 91,546
Michigan State University, RB
,
4.17%, 8/15/2122 100,000 73,492
Municipal Electric Authority of Georgia, RB
,
6.64%, 4/01/2057 98,000 104,660
New Jersey Turnpike Authority, RB
7.41%, 1/01/2040 200,000 233,354
7.10%, 1/01/2041 345,000 386,682
New York City Municipal Water Finance Authority, RB
5.72%, 6/15/2042 225,000 222,509
5.44%, 6/15/2043 790,000 774,978
North Texas Tollway Authority, RB
,
6.72%, 1/01/2049 15,000 16,518

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.3% (continued)
Port Authority of New York & New Jersey, RB
4.96%, 8/01/2046 100,000 94,556
3.14%, 2/15/2051 250,000 178,840
4.46%, 10/01/2062 150,000 125,143
Regents of The University of California Medical Center Pooled, RB
6.58%, 5/15/2049 315,000 339,035
3.01%, 5/15/2050 465,000 302,826
Rutgers, The State University of New Jersey, RB
,
3.27%, 5/01/2043 60,000 46,765
Sales Tax Securitization Corp., GO
,
3.82%, 1/01/2048 170,000 132,535
San Diego County Regional Transportation Commission, RB
,
5.91%, 4/01/2048 45,000 44,845
State Board of Administration Finance Corp., RB
,
1.71%, 7/01/2027 100,000 93,438
State of California, GO
5.13%, 9/01/2029 100,000 102,348
7.50%, 4/01/2034 75,000 85,104
7.30%, 10/01/2039 85,000 96,256
7.63%, 3/01/2040 385,000 450,634
7.60%, 11/01/2040 15,000 17,762
State of Illinois Sales Tax Securitization Corp., RB
,
3.59%, 1/01/2043 30,000 24,811
State of Illinois, GO
,
5.10%, 6/01/2033 18,824 18,601
Texas Natural Gas Securitization Finance Corp., RB
,
Series 2023-1, Class A2, 5.17%, 4/01/2041 50,000 49,387
Texas Private Activity Bond Surface Transportation Corp., RB
,
3.92%, 12/31/2049 10,000 7,894
The Ohio State University, RB
4.91%, 6/01/2040 50,000 47,289
4.80%, 6/01/2111 10,000 8,482
University of Michigan, RB
2.44%, 4/01/2040 54,000 38,797
4.45%, 4/01/2122 50,000 39,642
University of Virginia, RB
,
2.58%, 11/01/2051 100,000 60,262
Total Municipal Securities (cost $7,195,030) 6,564,938
Supranational Bank – 1.4%
African Development Bank
Series GDIF, 0.88%, 7/22/2026 30,000 28,547
Series G, 4.38%, 11/03/2027 1,385,000 1,387,339
5.75%
(d)
750,000 722,641
Asian Development Bank
Series G, 1.00%, 4/14/2026 788,000 757,929
Series G, 4.88%, 5/21/2026 500,000 503,643
Series G, 1.50%, 1/20/2027 725,000 687,371
Series G, 3.13%, 8/20/2027 465,000 452,065
2.75%, 1/19/2028 60,000 57,423
Series G, 4.50%, 8/25/2028 935,000 939,910
1.75%, 9/19/2029 150,000 133,494
Series G, 3.88%, 6/14/2033 750,000 712,866
Series G, 4.13%, 1/12/2034 200,000 192,843
Corp. Andina de Fomento
2.25%, 2/08/2027 338,000 322,489
5.00%, 1/24/2029 370,000 373,112
Council of Europe Development Bank
3.75%, 5/25/2026 200,000 198,576
3.63%, 1/26/2028 75,000 73,518
European Bank For Reconstruction & Development
Series G, 4.38%, 3/09/2028 828,000 829,292
4.25%, 3/13/2034 200,000 194,118

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.4% (continued)
European Investment Bank
4.38%, 3/19/2027 250,000 250,566
2.38%, 5/24/2027 150,000 143,779
0.63%, 10/21/2027 32,000 29,030
3.25%, 11/15/2027 645,000 627,677
3.88%, 3/15/2028 100,000 98,755
4.00%, 2/15/2029 275,000 271,332
4.75%, 6/15/2029 1,315,000 1,334,426
3.75%, 11/15/2029 500,000 486,006
0.88%, 5/17/2030 700,000 584,166
3.63%, 7/15/2030 900,000 865,865
1.25%, 2/14/2031 100,000 83,142
3.75%, 2/14/2033 100,000 94,639
4.13%, 2/13/2034 800,000 769,636
Inter-American Development Bank
Series G, 4.50%, 5/15/2026 1,200,000 1,202,764
2.38%, 7/07/2027 45,000 43,019
0.63%, 9/16/2027 65,000 59,146
1.13%, 7/20/2028 535,000 480,462
4.13%, 2/15/2029 400,000 396,464
3.50%, 9/14/2029 138,000 132,897
1.13%, 1/13/2031 855,000 706,471
Series G, 3.63%, 9/17/2031 600,000 569,091
3.88%, 10/28/2041 150,000 131,038
Inter-American Investment Corp.
,
3.63%, 2/17/2027 50,000 49,281
International Bank For Reconstruction & Development
3.13%, 6/15/2027
(a)
1,475,000 1,437,342
2.50%, 11/22/2027 605,000 576,601
Series G, 4.50%, 6/26/2028 150,000 148,882
3.50%, 7/12/2028 25,000 24,339
3.88%, 10/16/2029 800,000 782,130
4.00%, 7/25/2030 155,000 151,693
0.75%, 8/26/2030 75,000 61,450
1.25%, 2/10/2031 50,000 41,514
1.63%, 11/03/2031 2,555,000 2,125,571
2.50%, 3/29/2032 400,000 350,537
4.75%, 11/14/2033 70,000 70,659
Series G, 4.75%, 2/15/2035 110,000 110,565
International Finance Corp.
Series G, 0.75%, 10/08/2026 814,000 768,006
Series G, 4.38%, 1/15/2027 210,000 210,310
Series G, 4.50%, 7/13/2028 50,000 50,340
0.75%, 8/27/2030 80,000 65,636
Japan Bank For International Cooperation
2.25%, 11/04/2026 634,000 610,364
4.63%, 7/19/2028 200,000 200,822
3.50%, 10/31/2028 600,000 579,183
1.25%, 1/21/2031 260,000 213,941
Japan International Cooperation Agency
,
2.13%, 10/20/2026 400,000 384,306
The Asian Infrastructure Investment Bank
4.00%, 1/18/2028 110,000 109,074
4.13%, 1/18/2029 400,000 396,653
Total Supranational Bank (cost $27,821,659) 27,446,746

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2%
Federal Farm Credit Banks Funding Corp.
4.38%, 6/23/2026 500,000 501,173
0.75%, 12/16/2026 116,000 108,355
1.12%, 9/01/2028 50,000 44,389
1.10%, 8/10/2029 136,000 117,252
1.23%, 7/29/2030 26,000 21,666
1.15%, 8/12/2030 150,000 124,130
1.24%, 9/03/2030 550,000 456,637
1.38%, 1/14/2031 150,000 124,046
2.02%, 4/01/2031 500,000 425,826
1.79%, 6/22/2035 200,000 147,675
Federal Home Loan Banks
0.96%, 3/05/2026 470,000 452,317
1.00%, 3/23/2026 4,875 4,690
1.00%, 7/27/2026 875,000 834,005
1.88%, 9/11/2026 110,000 105,968
4.63%, 11/17/2026 500,000 503,266
1.25%, 12/21/2026
(a)
890,000 842,702
3.00%, 3/12/2027 300,000 292,407
3.25%, 11/16/2028 935,000 903,929
Federal Home Loan Mortgage Corporation
0.80%, 10/28/2026
(e)
700,000 658,141
2.50%, 9/01/2027
(e)
5,326 5,195
4.00%, 7/01/2029
(e)
1,661 1,650
3.00%, 2/01/2031
(e)
16,409 15,731
2.50%, 12/01/2031
(e)
10,619 10,004
2.50%, 3/01/2032
(e)
62,843 59,070
6.25%, 7/15/2032
(e)
458,000 507,736
2.50%, 9/01/2032
(e)
133,214 124,753
3.00%, 9/01/2032
(e)
31,019 29,355
3.00%, 10/01/2032
(e)
11,953 11,401
3.00%, 1/01/2033
(e)
3,763 3,567
3.00%, 2/01/2033
(e)
11,430 10,878
3.50%, 2/01/2033
(e)
16,785 16,139
3.00%, 4/01/2033
(e)
41,000 39,395
3.00%, 4/01/2033
(e)
14,871 14,449
3.00%, 7/01/2033
(e)
63,346 59,697
4.00%, 4/01/2034
(e)
16,794 16,330
3.00%, 8/01/2034
(e)
12,965 12,209
3.50%, 3/01/2035
(e)
6,012 5,704
2.50%, 4/01/2035
(e)
11,282 10,331
3.00%, 4/01/2035
(e)
84,681 80,120
3.00%, 4/01/2035
(e)
22,593 21,262
2.50%, 5/01/2035
(e)
28,584 26,223
3.00%, 6/01/2035
(e)
31,054 29,225
3.00%, 6/01/2035
(e)
50,395 48,191
2.50%, 7/01/2035
(e)
176,574 162,336
2.00%, 8/01/2035
(e)
167,301 150,302
2.50%, 9/01/2035
(e)
94,176 86,282
2.00%, 10/01/2035
(e)
272,227 244,440
2.00%, 10/01/2035
(e)
139,620 125,357
2.50%, 10/01/2035
(e)
19,219 17,608
2.50%, 10/01/2035
(e)
228,591 209,999
3.00%, 10/01/2035
(e)
153,989 144,918
1.50%, 11/01/2035
(e)
625,745 544,515
2.00%, 11/01/2035
(e)
161,285 144,312
1.50%, 12/01/2035
(e)
61,355 53,369

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 12/01/2035
(e)
412,740 369,457
2.50%, 1/01/2036
(e)
28,079 25,691
1.50%, 2/01/2036
(e)
133,981 116,449
2.00%, 2/01/2036
(e)
287,379 255,953
1.50%, 3/01/2036
(e)
59,005 51,250
1.50%, 4/01/2036
(e)
88,552 77,454
2.00%, 5/01/2036
(e)
465,452 416,580
2.50%, 6/01/2036
(e)
248,289 226,690
2.00%, 8/01/2036
(e)
162,929 145,261
1.50%, 9/01/2036
(e)
34,140 29,557
1.00%, 10/01/2036
(e)
54,110 45,421
1.50%, 10/01/2036
(e)
62,727 54,291
1.50%, 10/01/2036
(e)
882,283 763,639
2.00%, 10/01/2036
(e)
84,213 75,055
1.50%, 11/01/2036
(e)
71,218 61,624
2.00%, 11/01/2036
(e)
91,712 81,724
2.00%, 12/01/2036
(e)
17,269 15,386
1.50%, 1/01/2037
(e)
193,839 167,638
2.00%, 1/01/2037
(e)
41,907 37,507
2.00%, 1/01/2037
(e)
91,105 81,156
1.50%, 2/01/2037
(e)
139,398 120,717
1.50%, 2/01/2037
(e)
148,053 128,007
1.50%, 2/01/2037
(e)
421,529 364,454
2.00%, 2/01/2037
(e)
562,980 501,410
1.50%, 3/01/2037
(e)
93,878 80,971
2.00%, 3/01/2037
(e)
174,237 155,828
2.50%, 3/01/2037
(e)
144,546 131,944
1.50%, 4/01/2037
(e)
43,049 37,270
1.50%, 4/01/2037
(e)
675,223 582,388
2.50%, 4/01/2037
(e)
186,299 170,768
1.50%, 5/01/2037
(e)
88,436 76,277
3.00%, 5/01/2037
(e)
12,267 11,284
3.00%, 5/01/2037
(e)
16,356 15,026
3.00%, 5/01/2037
(e)
18,805 17,697
3.00%, 9/01/2037
(e)
46,317 43,218
3.50%, 9/01/2037
(e)
65,163 61,905
4.00%, 9/01/2037
(e)
51,534 49,675
3.00%, 10/01/2037
(e)
94,781 88,440
3.50%, 10/01/2037
(e)
31,665 30,082
4.00%, 4/01/2038
(e)
103,067 99,083
3.00%, 5/01/2038
(e)
832,136 783,115
4.50%, 5/01/2038
(e)
18,582 18,209
3.00%, 6/01/2038
(e)
18,821 17,408
3.50%, 6/01/2038
(e)
23,469 22,270
4.50%, 6/01/2038
(e)
55,914 54,790
3.00%, 7/01/2038
(e)
100,853 94,105
3.00%, 7/01/2038
(e)
53,388 49,816
5.50%, 8/01/2038
(e)
51,268 51,791
5.00%, 10/01/2038
(e)
37,496 37,420
5.00%, 11/01/2038
(e)
192,842 192,454
0.00%, 11/15/2038
(c)(e)
300,000 147,600
3.00%, 3/01/2040
(e)
73,656 66,711
2.50%, 4/01/2040
(e)
5,938 5,160
2.50%, 5/01/2040
(e)
138,476 120,287
2.00%, 8/01/2040
(e)
253,993 213,884
2.50%, 9/01/2040
(e)
46,278 40,142

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 10/01/2040
(e)
13,187 11,439
1.50%, 11/01/2040
(e)
166,883 134,506
4.00%, 11/01/2040
(e)
43,141 40,891
1.50%, 1/01/2041
(e)
102,971 82,993
1.50%, 5/01/2041
(e)
167,115 134,698
4.50%, 5/01/2041
(e)
83,315 81,109
2.00%, 6/01/2041
(e)
180,865 151,340
2.50%, 6/01/2041
(e)
120,801 104,100
2.00%, 8/01/2041
(e)
122,971 102,805
2.00%, 12/01/2041
(e)
212,641 177,454
2.50%, 12/01/2041
(e)
355,981 306,106
1.50%, 2/01/2042
(e)
40,184 32,389
2.00%, 3/01/2042
(e)
191,616 159,505
2.00%, 4/01/2042
(e)
40,808 33,970
2.50%, 4/01/2042
(e)
993,261 852,227
2.50%, 5/01/2042
(e)
82,067 70,389
3.50%, 5/01/2042
(e)
470,529 430,041
3.00%, 6/01/2042
(e)
20,535 18,185
3.00%, 7/01/2042
(e)
166,754 147,665
4.00%, 8/01/2042
(e)
38,101 35,699
3.00%, 9/01/2042
(e)
532,967 482,714
4.00%, 9/01/2042
(e)
19,463 18,236
3.00%, 12/01/2042
(e)
14,175 12,637
3.00%, 1/01/2043
(e)
37,305 33,256
3.50%, 2/01/2043
(e)
41,875 38,351
4.50%, 2/01/2043
(e)
74,747 71,833
3.00%, 4/01/2043
(e)
53,669 47,695
5.00%, 6/01/2043
(e)
19,727 19,403
3.50%, 10/01/2043
(e)
141,396 128,893
3.50%, 12/01/2044
(e)
36,888 33,486
4.00%, 12/01/2044
(e)
17,197 16,105
3.00%, 1/01/2045
(e)
272,386 238,723
4.00%, 2/01/2045
(e)
37,910 35,577
3.00%, 5/01/2045
(e)
8,033 7,000
3.50%, 7/01/2045
(e)
58,638 53,140
3.50%, 7/01/2045
(e)
43,920 39,748
4.00%, 9/01/2045
(e)
94,423 88,275
3.50%, 10/01/2045
(e)
47,220 42,804
4.50%, 10/01/2045
(e)
52,889 51,018
4.00%, 11/01/2045
(e)
165,448 154,676
3.50%, 12/01/2045
(e)
6,133 5,551
3.50%, 3/01/2046
(e)
262,588 237,645
3.50%, 6/01/2046
(e)
347,750 313,822
3.50%, 8/01/2046
(e)
373,732 338,310
3.50%, 8/01/2046
(e)
51,326 46,522
3.00%, 9/01/2046
(e)
247,862 216,654
3.00%, 11/01/2046
(e)
44,075 38,351
3.00%, 12/01/2046
(e)
133,680 116,321
3.00%, 1/01/2047
(e)
41,740 36,693
3.50%, 2/01/2047
(e)
2,443,819 2,202,392
3.00%, 8/01/2047
(e)
37,374 32,521
4.00%, 8/01/2047
(e)
33,818 31,488
3.00%, 9/01/2047
(e)
181,312 155,301
3.50%, 9/01/2047
(e)
14,963 13,461
4.50%, 10/01/2047
(e)
53,382 51,146
3.50%, 4/01/2048
(e)
361,980 325,638

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.00%, 6/01/2048
(e)
200,741 176,207
3.50%, 6/01/2048
(e)
52,721 47,451
3.50%, 7/01/2048
(e)
14,254 12,817
4.50%, 8/01/2048
(e)
65,034 62,169
4.00%, 1/01/2049
(e)
120,739 112,109
4.50%, 3/01/2049
(e)
20,512 19,635
3.50%, 5/01/2049
(e)
95,330 85,343
4.00%, 7/01/2049
(e)
155,790 144,487
4.00%, 8/01/2049
(e)
277,772 256,072
3.00%, 9/01/2049
(e)
29,830 25,772
3.00%, 10/01/2049
(e)
674,485 581,093
3.00%, 10/01/2049
(e)
34,875 30,131
3.50%, 10/01/2049
(e)
838,047 750,248
5.00%, 10/01/2049
(e)
44,010 43,251
2.50%, 1/01/2050
(e)
30,285 24,975
3.00%, 2/01/2050
(e)
44,599 38,679
4.50%, 2/01/2050
(e)
16,205 15,479
3.00%, 3/01/2050
(e)
29,019 25,072
3.00%, 4/01/2050
(e)
98,736 84,965
3.00%, 4/01/2050
(e)
134,789 115,990
2.50%, 6/01/2050
(e)
264,771 218,893
2.50%, 6/01/2050
(e)
51,921 43,030
2.50%, 6/01/2050
(e)
61,559 50,676
2.50%, 6/01/2050
(e)
156,063 129,338
2.00%, 7/01/2050
(e)
107,566 85,377
2.50%, 7/01/2050
(e)
335,678 278,700
2.50%, 7/01/2050
(e)
140,924 116,462
2.50%, 8/01/2050
(e)
11,837 9,741
2.50%, 8/01/2050
(e)
590,343 491,135
3.00%, 8/01/2050
(e)
205,817 178,810
2.00%, 9/01/2050
(e)
543,789 426,737
2.00%, 9/01/2050
(e)
204,834 162,250
2.00%, 9/01/2050
(e)
115,455 90,639
2.00%, 9/01/2050
(e)
681,712 535,184
2.00%, 9/01/2050
(e)
270,410 213,627
4.00%, 9/01/2050
(e)
176,766 165,533
2.00%, 10/01/2050
(e)
102,438 80,388
2.00%, 10/01/2050
(e)
138,011 108,304
2.00%, 10/01/2050
(e)
178,276 140,735
2.50%, 10/01/2050
(e)
123,360 102,903
2.50%, 10/01/2050
(e)
153,033 127,268
2.50%, 10/01/2050
(e)
109,108 90,388
3.00%, 10/01/2050
(e)
28,897 24,813
2.50%, 11/01/2050
(e)
447,244 372,433
2.00%, 12/01/2050
(e)
163,818 128,454
2.50%, 12/01/2050
(e)
403,303 329,254
2.50%, 12/01/2050
(e)
261,851 216,999
2.50%, 12/01/2050
(e)
84,924 69,780
2.50%, 12/01/2050
(e)
231,279 192,712
3.00%, 12/01/2050
(e)
556,704 482,658
1.50%, 1/01/2051
(e)
688,491 508,834
2.00%, 1/01/2051
(e)
4,233,148 3,318,011
2.50%, 1/01/2051
(e)
1,981,652 1,619,602
3.00%, 1/01/2051
(e)
248,514 213,700
1.50%, 2/01/2051
(e)
166,821 123,573
2.00%, 2/01/2051
(e)
948,372 743,055

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 2/01/2051
(e)
3,688,289 2,892,087
2.00%, 2/01/2051
(e)
69,198 54,541
2.50%, 2/01/2051
(e)
720,624 591,668
2.50%, 3/01/2051
(e)
227,397 187,091
1.50%, 4/01/2051
(e)
564,777 417,263
2.00%, 4/01/2051
(e)
380,619 298,392
2.00%, 4/01/2051
(e)
240,535 188,646
2.00%, 4/01/2051
(e)
414,414 329,037
2.50%, 4/01/2051
(e)
431,332 353,540
1.50%, 5/01/2051
(e)
724,415 535,149
1.50%, 5/01/2051
(e)
1,990,849 1,470,858
2.00%, 5/01/2051
(e)
135,654 106,306
2.00%, 5/01/2051
(e)
93,027 73,732
2.00%, 5/01/2051
(e)
714,811 563,561
2.00%, 5/01/2051
(e)
455,194 355,422
2.50%, 5/01/2051
(e)
202,247 167,958
2.50%, 5/01/2051
(e)
238,122 194,337
2.50%, 5/01/2051
(e)
51,202 42,003
2.50%, 5/01/2051
(e)
183,744 151,291
1.50%, 6/01/2051
(e)
222,504 164,353
2.00%, 6/01/2051
(e)
232,832 183,832
2.50%, 7/01/2051
(e)
109,708 90,288
2.50%, 7/01/2051
(e)
1,562,559 1,280,367
2.50%, 7/01/2051
(e)
449,264 371,301
3.00%, 7/01/2051
(e)
572,485 490,167
3.00%, 7/01/2051
(e)
263,892 228,312
3.00%, 7/01/2051
(e)
286,396 246,723
1.50%, 8/01/2051
(e)
122,075 90,190
2.00%, 8/01/2051
(e)
650,652 510,598
2.00%, 8/01/2051
(e)
286,879 224,225
2.50%, 8/01/2051
(e)
398,048 327,375
2.50%, 8/01/2051
(e)
98,863 81,979
3.00%, 8/01/2051
(e)
803,786 690,913
1.50%, 9/01/2051
(e)
20,662 15,257
2.00%, 9/01/2051
(e)
79,102 62,081
2.00%, 9/01/2051
(e)
282,571 220,770
2.00%, 9/01/2051
(e)
20,917 16,342
2.00%, 9/01/2051
(e)
20,527 16,038
2.00%, 9/01/2051
(e)
325,111 253,905
2.50%, 9/01/2051
(e)
57,443 47,107
2.50%, 9/01/2051
(e)
156,949 129,034
2.50%, 9/01/2051
(e)
196,852 161,241
3.50%, 9/01/2051
(e)
95,451 84,911
1.50%, 10/01/2051
(e)
399,079 294,657
2.00%, 10/01/2051
(e)
405,360 318,011
2.00%, 10/01/2051
(e)
185,258 145,337
2.00%, 10/01/2051
(e)
81,749 63,844
2.00%, 10/01/2051
(e)
495,969 387,649
2.00%, 10/01/2051
(e)
2,737,182 2,139,189
2.50%, 10/01/2051
(e)
233,152 192,253
2.50%, 10/01/2051
(e)
313,062 256,330
1.50%, 11/01/2051
(e)
188,624 139,357
2.00%, 11/01/2051
(e)
318,722 251,052
2.50%, 11/01/2051
(e)
193,553 160,438
2.50%, 11/01/2051
(e)
76,334 63,327
3.50%, 11/01/2051
(e)
99,708 89,183

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.00%, 12/01/2051
(e)
121,460 95,421
2.50%, 12/01/2051
(e)
351,473 286,997
2.50%, 12/01/2051
(e)
180,511 148,776
2.50%, 12/01/2051
(e)
208,433 172,708
2.00%, 1/01/2052
(e)
453,824 357,798
2.00%, 1/01/2052
(e)
285,014 222,570
2.00%, 1/01/2052
(e)
331,638 262,339
2.50%, 1/01/2052
(e)
161,759 133,233
3.00%, 1/01/2052
(e)
350,950 301,568
2.00%, 2/01/2052
(e)
778,423 612,268
2.00%, 2/01/2052
(e)
1,346,197 1,049,680
2.00%, 2/01/2052
(e)
3,540,494 2,763,952
2.50%, 2/01/2052
(e)
591,573 489,042
2.50%, 2/01/2052
(e)
226,429 185,115
2.50%, 2/01/2052
(e)
236,804 195,196
2.50%, 2/01/2052
(e)
1,198,529 985,898
2.50%, 2/01/2052
(e)
182,179 150,027
3.00%, 2/01/2052
(e)
100,369 86,164
2.00%, 3/01/2052
(e)
22,243 17,322
2.00%, 3/01/2052
(e)
1,149,688 895,320
2.00%, 3/01/2052
(e)
1,420,354 1,111,030
2.00%, 3/01/2052
(e)
338,647 264,791
3.50%, 3/01/2052
(e)
316,529 282,912
2.00%, 4/01/2052
(e)
212,165 167,184
2.50%, 4/01/2052
(e)
4,968,561 4,087,146
2.50%, 4/01/2052
(e)
932,838 764,082
2.50%, 4/01/2052
(e)
656,079 535,897
3.00%, 4/01/2052
(e)
261,616 226,454
3.50%, 4/01/2052
(e)
79,678 71,091
2.50%, 5/01/2052
(e)
300,184 244,951
2.50%, 5/01/2052
(e)
518,897 423,420
2.50%, 5/01/2052
(e)
94,210 77,542
3.00%, 5/01/2052
(e)
290,628 248,843
3.00%, 5/01/2052
(e)
117,300 101,251
3.00%, 5/01/2052
(e)
1,352,216 1,150,461
3.50%, 5/01/2052
(e)
244,961 218,228
3.50%, 5/01/2052
(e)
257,312 227,946
3.50%, 5/01/2052
(e)
21,292 18,866
3.50%, 5/01/2052
(e)
444,781 394,107
2.50%, 6/01/2052
(e)
21,761 17,757
3.00%, 6/01/2052
(e)
50,923 43,596
3.00%, 6/01/2052
(e)
47,157 40,390
3.00%, 6/01/2052
(e)
21,631 18,401
3.50%, 6/01/2052
(e)
255,188 225,865
4.00%, 6/01/2052
(e)
257,333 236,662
4.50%, 6/01/2052
(e)
172,493 163,859
2.50%, 7/01/2052
(e)
287,374 234,202
3.00%, 7/01/2052
(e)
1,394,325 1,186,125
3.00%, 7/01/2052
(e)
271,157 230,637
4.00%, 7/01/2052
(e)
86,618 79,357
4.50%, 7/01/2052
(e)
474,715 448,083
2.00%, 8/01/2052
(e)
493,566 385,312
3.50%, 8/01/2052
(e)
258,317 231,100
4.00%, 8/01/2052
(e)
64,798 59,356
4.50%, 8/01/2052
(e)
169,160 159,670
4.50%, 8/01/2052
(e)
337,525 318,426

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
5.00%, 8/01/2052
(e)
174,510 169,204
5.00%, 8/01/2052
(e)
131,816 128,148
2.50%, 9/01/2052
(e)
227,409 185,917
3.00%, 9/01/2052
(e)
105,510 89,743
4.00%, 9/01/2052
(e)
22,678 20,785
4.00%, 9/01/2052
(e)
788,672 722,309
4.50%, 9/01/2052
(e)
517,711 488,927
4.50%, 9/01/2052
(e)
398,753 376,127
5.00%, 9/01/2052
(e)
21,075 20,491
4.00%, 10/01/2052
(e)
175,091 161,444
4.00%, 10/01/2052
(e)
420,923 387,915
4.00%, 10/01/2052
(e)
90,451 82,942
4.00%, 10/01/2052
(e)
334,273 306,381
4.00%, 10/01/2052
(e)
210,441 192,700
4.50%, 10/01/2052
(e)
634,585 602,500
5.50%, 10/01/2052
(e)
40,643 40,331
3.50%, 11/01/2052
(e)
1,795,010 1,589,808
5.00%, 11/01/2052
(e)
106,894 103,544
5.00%, 11/01/2052
(e)
60,413 58,960
6.00%, 11/01/2052
(e)
1,043,933 1,055,278
4.50%, 12/01/2052
(e)
133,104 125,552
4.50%, 12/01/2052
(e)
124,568 117,442
4.50%, 12/01/2052
(e)
168,603 160,328
4.50%, 12/01/2052
(e)
52,646 49,643
5.00%, 12/01/2052
(e)
21,405 20,831
5.00%, 12/01/2052
(e)
136,161 131,952
5.50%, 12/01/2052
(e)
20,836 20,686
4.00%, 1/01/2053
(e)
265,290 242,844
4.50%, 1/01/2053
(e)
204,971 193,309
4.50%, 1/01/2053
(e)
22,601 21,308
5.00%, 1/01/2053
(e)
182,806 177,021
5.00%, 1/01/2053
(e)
41,989 40,765
6.00%, 1/01/2053
(e)
243,568 246,360
5.00%, 2/01/2053
(e)
375,806 363,682
5.00%, 2/01/2053
(e)
447,549 436,153
5.50%, 2/01/2053
(e)
418,879 415,663
4.00%, 3/01/2053
(e)
65,357 60,263
4.50%, 3/01/2053
(e)
22,529 21,213
6.00%, 3/01/2053
(e)
19,504 19,645
4.00%, 4/01/2053
(e)
22,759 20,816
5.00%, 4/01/2053
(e)
822,043 795,924
5.50%, 4/01/2053
(e)
391,187 390,925
4.50%, 5/01/2053
(e)
258,463 243,801
5.00%, 5/01/2053
(e)
694,836 672,596
5.50%, 5/01/2053
(e)
444,323 439,762
6.00%, 5/01/2053
(e)
256,105 260,333
6.00%, 5/01/2053
(e)
405,058 407,981
4.50%, 6/01/2053
(e)
188,891 178,830
5.50%, 6/01/2053
(e)
44,362 44,163
5.50%, 6/01/2053
(e)
409,549 404,860
6.00%, 6/01/2053
(e)
123,818 124,712
4.50%, 7/01/2053
(e)
138,186 130,115
5.00%, 7/01/2053
(e)
134,270 130,352
5.50%, 7/01/2053
(e)
461,911 456,594
3.50%, 8/01/2053
(e)
712,925 631,591
3.50%, 8/01/2053
(e)
62,122 55,035

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation (continued)
4.50%, 8/01/2053
(e)
23,268 21,909
5.00%, 8/01/2053
(e)
136,655 132,186
5.50%, 8/01/2053
(e)
528,656 522,538
6.00%, 8/01/2053
(e)
774,707 781,159
3.00%, 9/01/2053
(e)
117,089 99,565
5.00%, 9/01/2053
(e)
119,504 115,700
5.00%, 9/01/2053
(e)
1,197,766 1,158,314
5.50%, 9/01/2053
(e)
352,252 348,488
5.50%, 9/01/2053
(e)
114,369 113,649
5.50%, 9/01/2053
(e)
407,352 404,637
5.50%, 9/01/2053
(e)
262,477 262,332
6.00%, 9/01/2053
(e)
356,805 359,380
2.50%, 10/01/2053
(e)
746,245 610,319
4.50%, 10/01/2053
(e)
329,716 310,458
5.50%, 10/01/2053
(e)
364,572 363,735
5.50%, 10/01/2053
(e)
711,614 703,291
6.50%, 10/01/2053
(e)
628,077 644,535
4.50%, 11/01/2053
(e)
94,826 89,287
5.00%, 11/01/2053
(e)
801,364 775,155
5.50%, 11/01/2053
(e)
901,143 890,603
5.50%, 11/01/2053
(e)
454,074 450,367
6.00%, 11/01/2053
(e)
357,558 360,138
6.00%, 11/01/2053
(e)
332,526 338,209
6.50%, 11/01/2053
(e)
219,124 227,074
4.50%, 12/01/2053
(e)
140,333 132,137
5.00%, 12/01/2053
(e)
47,299 45,719
6.50%, 12/01/2053
(e)
539,578 553,334
7.00%, 12/01/2053
(e)
795,264 830,586
5.50%, 1/01/2054
(e)
1,304,079 1,288,664
6.00%, 1/01/2054
(e)
1,360,637 1,370,457
6.50%, 1/01/2054
(e)
18,026 18,486
5.50%, 2/01/2054
(e)
46,798 46,453
6.00%, 2/01/2054
(e)
45,289 45,976
6.50%, 2/01/2054
(e)
93,413 95,794
4.50%, 4/01/2054
(e)
358,106 337,150
6.00%, 4/01/2054
(e)
22,825 23,202
6.00%, 4/01/2054
(e)
139,621 142,590
6.00%, 4/01/2054
(e)
330,955 333,306
5.50%, 5/01/2054
(e)
1,423,270 1,405,626
5.50%, 5/01/2054
(e)
36,958 36,539
6.00%, 5/01/2054
(e)
2,043,402 2,057,914
6.50%, 5/01/2054
(e)
347,763 356,556
5.50%, 6/01/2054
(e)
241,683 239,958
6.50%, 7/01/2054
(e)
21,917 22,476
6.00%, 8/01/2054
(e)
247,231 248,986
6.00%, 9/01/2054
(e)
1,436,652 1,446,854
6.50%, 9/01/2054
(e)
573,332 587,774
5.00%, 10/01/2054
(e)
34,244 33,075
5.50%, 10/01/2054
(e)
487,772 481,725
6.50%, 10/01/2054
(e)
1,384,640 1,419,517
5.50%, 11/01/2054
(e)
2,116,732 2,090,492
5.00%, 12/01/2054
(e)
667,518 644,741
5.00%, 12/01/2054
(e)
568,519 549,288
5.50%, 12/01/2054
(e)
493,422 487,305

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal Home Loan Mortgage Corporation Mutifamily Structured Pass-Through Ctfs.
Series 2016-K055, Class A2, 2.67%, 3/25/2026
(e)
173,404 170,116
Series 2019-K736, Class A2, 2.28%, 7/25/2026
(e)
49,760 48,428
Series 2016-K057, Class A2, 2.57%, 7/25/2026
(e)
125,000 121,991
Series 2016-K058, Class AM, 2.72%, 8/25/2026
(e)
90,000 87,474
Series 2017-K064, Class A2, 3.22%, 3/25/2027
(e)
20,000 19,502
Series 2017-K069, Class A2, 3.19%, 9/25/2027
(e)
148,485 143,606
Series 2018-K072, Class A1, 3.25%, 11/25/2027
(e)
55,959 54,911
Series 2018-K072, Class A2, 3.44%, 12/25/2027
(e)
160,000 155,241
Series 2018-K077, Class A1, 3.70%, 3/25/2028
(e)
16,968 16,741
Series 2021-K743, Class A2, 1.77%, 5/25/2028
(e)
75,000 68,639
Series 2018-K077, Class A2, 3.85%, 5/25/2028
(e)
50,000 48,898
Series 2018-K079, Class A2, 3.93%, 6/25/2028
(e)
322,000 315,318
Series 2018-K081, Class AM, 3.90%, 8/25/2028
(e)
50,000 48,740
Series 2023-K508, Class A2, 4.74%, 8/25/2028
(e)
100,000 100,225
Series 2023-K509, Class A2, 4.85%, 9/25/2028
(e)
210,000 211,148
Series 2022-K747, Class AM, 1.75%, 12/25/2028
(e)
1,000,000 899,833
Series 2019-K087, Class A2, 3.77%, 12/25/2028
(e)
130,000 126,237
Series 2019-K089, Class AM, 3.63%, 1/25/2029
(e)
1,060,000 1,019,670
Series 2024-K518, Class A2, 5.40%, 1/25/2029
(e)
200,000 204,729
Series 2024-K520, Class A2, 5.18%, 3/25/2029
(e)
100,000 101,631
Series 2020-K110, Class A1, 1.02%, 9/25/2029
(e)
192,697 173,897
Series 2019-K099, Class A2, 2.60%, 9/25/2029
(e)
40,000 36,645
Series 2020-K106, Class A1, 1.78%, 10/25/2029
(e)
34,012 31,729
Series 2019-K101, Class A2, 2.52%, 10/25/2029
(e)
10,000 9,111
Series 2020-K105, Class A2, 1.87%, 1/25/2030
(e)
90,000 78,968
Series 2020-K109, Class A2, 1.56%, 4/25/2030
(e)
750,000 644,198
Series 2016-K152, Class A1, 2.83%, 5/25/2030
(e)
32,172 30,459
Series 2020-K116, Class A2, 1.38%, 7/25/2030
(e)
320,000 269,698
Series 2020-K117, Class A2, 1.41%, 8/25/2030
(e)
130,000 109,388
Series 2020-K118, Class A2, 1.49%, 9/25/2030
(e)
280,000 236,209
Series 2020-K121, Class A2, 1.55%, 10/25/2030
(e)
140,000 117,926
Series 2021-K123, Class A2, 1.62%, 12/25/2030
(e)
200,000 168,766
Series 2021-K124, Class A2, 1.66%, 12/25/2030
(e)
1,300,000 1,097,159
Series 2021-K126, Class A2, 2.07%, 1/25/2031
(e)
50,000 43,218
Series 2019-1510, Class A2, 3.72%, 1/25/2031
(e)
145,000 137,289
Series 2021-K135, Class A2, 2.15%, 10/25/2031
(e)
200,000 170,265
Series 2021-K134, Class A2, 2.24%, 10/25/2031
(e)
125,000 106,981
Series 2017-K153, Class A3, 3.12%, 10/25/2031
(e)
50,000 45,243
Series 2021-K136, Class A2, 2.13%, 11/25/2031
(e)
120,000 101,750
Series 2022-K137, Class A2, 2.35%, 11/25/2031
(e)
400,000 343,691
Series 2022-K142, Class A2, 2.40%, 3/25/2032
(e)
30,000 25,713
Series 2018-K154, Class A3, 3.46%, 11/25/2032
(e)
555,000 506,893
Series 2023-155, Class AM, 4.25%, 4/25/2033
(e)
250,000 238,546
Series 2018-K157, Class A2, 3.99%, 5/25/2033
(e)
260,000 250,521
Series 2023-157, Class A2, 4.20%, 5/25/2033
(e)
100,000 95,533
Series 2023-159, Class A2, 4.50%, 7/25/2033
(e)
250,000 243,529
Series 2023-161, Class A2, 4.90%, 10/25/2033
(e)
800,000 800,643
Series 2024-162, Class A2, 5.15%, 12/25/2033
(e)
390,000 396,924
Series 2024-163, Class A2, 5.00%, 3/25/2034
(e)
300,000 302,177
Series 2019-1513, Class A3, 2.80%, 8/25/2034
(e)
20,000 16,844
Series 2020-1515, Class A2, 1.94%, 2/25/2035
(e)
900,000 692,572
Federal National Mortgage Association
3.00%, 11/01/2026
(e)
5,726 5,638
3.00%, 12/01/2026
(e)
3,211 3,162
3.00%, 12/01/2026
(e)
12,686 12,482
3.00%, 12/01/2026
(e)
3,743 3,683

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
3.00%, 6/01/2027
(e)
4,025 3,953
0.75%, 10/08/2027
(e)
1,800,000 1,643,635
3.00%, 2/01/2028
(e)
6,589 6,467
2.50%, 6/01/2028
(e)
16,893 16,410
3.00%, 9/01/2028
(e)
34,313 33,455
6.25%, 5/15/2029
(e)
150,000 161,106
7.13%, 1/15/2030
(e)
100,000 112,113
3.00%, 7/01/2030
(e)
22,941 22,326
2.00%, 8/01/2030
(e)
26,830 25,313
3.50%, 8/01/2030
(e)
3,303 3,275
0.88%, 8/05/2030
(e)
195,000 161,793
2.00%, 10/01/2030
(e)
5,824 5,507
2.50%, 3/01/2031
(e)
24,453 23,647
3.50%, 4/01/2031
(e)
22,502 21,841
3.00%, 8/01/2031
(e)
11,664 11,123
2.50%, 10/01/2031
(e)
57,304 54,946
2.00%, 11/01/2031
(e)
19,520 18,152
2.50%, 11/01/2031
(e)
219,040 206,983
3.50%, 11/01/2031
(e)
7,047 6,904
2.50%, 1/01/2032
(e)
45,858 43,212
2.50%, 1/01/2032
(e)
8,064 7,685
3.00%, 1/01/2032
(e)
117,890 112,485
3.50%, 1/01/2032
(e)
9,754 9,411
3.00%, 2/01/2032
(e)
11,322 10,809
3.50%, 4/01/2032
(e)
10,098 9,767
2.50%, 5/01/2032
(e)
60,066 57,067
3.00%, 8/01/2032
(e)
49,381 46,804
3.50%, 8/01/2032
(e)
41,759 40,454
3.00%, 9/01/2032
(e)
18,043 17,087
2.50%, 1/01/2033
(e)
12,804 12,263
3.00%, 2/01/2033
(e)
82,577 78,375
3.00%, 2/01/2033
(e)
26,249 24,860
3.50%, 5/01/2033
(e)
17,004 16,333
3.50%, 10/01/2033
(e)
21,276 20,328
4.00%, 4/01/2034
(e)
5,630 5,490
2.50%, 8/01/2034
(e)
33,760 31,130
2.50%, 9/01/2034
(e)
534,727 492,907
3.50%, 9/01/2034
(e)
16,146 15,359
4.00%, 10/01/2034
(e)
37,712 36,472
2.50%, 1/01/2035
(e)
109,759 100,785
3.00%, 1/01/2035
(e)
92,786 87,141
2.50%, 2/01/2035
(e)
106,778 98,410
3.00%, 2/01/2035
(e)
5,440 5,105
2.50%, 3/01/2035
(e)
127,827 118,040
3.50%, 3/01/2035
(e)
6,146 5,900
4.00%, 3/01/2035
(e)
22,495 21,905
2.00%, 6/01/2035
(e)
982,964 880,659
2.00%, 7/01/2035
(e)
827,495 741,179
2.00%, 7/01/2035
(e)
63,157 56,569
2.50%, 7/01/2035
(e)
18,307 16,784
2.50%, 7/01/2035
(e)
79,292 72,874
3.00%, 7/01/2035
(e)
413,259 388,979
3.50%, 7/01/2035
(e)
391,981 375,289
2.00%, 9/01/2035
(e)
75,125 67,254
2.50%, 9/01/2035
(e)
34,794 31,946
2.50%, 9/01/2035
(e)
69,243 63,439

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
3.00%, 9/01/2035
(e)
16,754 15,767
1.50%, 10/01/2035
(e)
200,062 174,161
2.00%, 10/01/2035
(e)
11,812 10,601
2.00%, 10/01/2035
(e)
215,462 193,132
2.00%, 10/01/2035
(e)
26,675 23,877
2.00%, 10/01/2035
(e)
145,762 130,723
5.50%, 10/01/2035
(e)
9,882 10,085
1.50%, 11/01/2035
(e)
307,625 267,585
1.50%, 11/01/2035
(e)
13,112 11,410
2.00%, 11/01/2035
(e)
119,455 106,953
1.50%, 12/01/2035
(e)
83,674 72,783
2.00%, 12/01/2035
(e)
76,829 68,416
2.00%, 12/01/2035
(e)
24,379 21,830
2.50%, 1/01/2036
(e)
58,735 53,731
3.00%, 1/01/2036
(e)
29,484 27,748
2.50%, 2/01/2036
(e)
149,308 137,062
1.50%, 3/01/2036
(e)
339,611 294,414
2.00%, 3/01/2036
(e)
109,576 98,020
2.50%, 3/01/2036
(e)
149,831 137,276
1.50%, 4/01/2036
(e)
16,250 14,107
1.50%, 4/01/2036
(e)
1,377,628 1,190,702
2.00%, 4/01/2036
(e)
399,810 357,799
2.50%, 4/01/2036
(e)
9,054 8,763
3.00%, 4/01/2036
(e)
53,537 49,631
1.50%, 5/01/2036
(e)
30,881 26,996
1.50%, 5/01/2036
(e)
162,095 140,485
2.00%, 5/01/2036
(e)
267,517 240,155
2.00%, 5/01/2036
(e)
55,266 49,407
1.50%, 6/01/2036
(e)
108,289 94,119
1.50%, 6/01/2036
(e)
65,998 57,185
2.00%, 6/01/2036
(e)
434,770 389,118
2.00%, 6/01/2036
(e)
262,660 234,272
2.00%, 6/01/2036
(e)
191,112 170,447
1.50%, 7/01/2036
(e)
79,335 69,336
2.00%, 7/01/2036
(e)
68,613 61,173
2.50%, 7/01/2036
(e)
1,357,823 1,242,328
2.00%, 8/01/2036
(e)
95,597 85,464
2.00%, 8/01/2036
(e)
29,489 26,291
2.50%, 8/01/2036
(e)
96,541 88,083
1.50%, 9/01/2036
(e)
1,655,566 1,435,236
1.50%, 9/01/2036
(e)
23,395 20,254
1.50%, 9/01/2036
(e)
226,571 196,155
2.00%, 9/01/2036
(e)
231,208 205,855
2.00%, 9/01/2036
(e)
335,224 300,980
2.00%, 9/01/2036
(e)
157,648 140,718
2.50%, 9/01/2036
(e)
67,820 61,905
1.50%, 10/01/2036
(e)
34,980 30,521
1.50%, 10/01/2036
(e)
411,389 359,824
1.50%, 10/01/2036
(e)
35,657 30,862
2.00%, 10/01/2036
(e)
619,985 552,755
1.50%, 11/01/2036
(e)
125,497 108,562
1.50%, 11/01/2036
(e)
54,177 46,879
2.00%, 11/01/2036
(e)
38,706 34,503
2.00%, 11/01/2036
(e)
519,438 463,059
2.00%, 11/01/2036
(e)
722,931 644,203
2.50%, 11/01/2036
(e)
501,230 458,750

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
1.50%, 12/01/2036
(e)
152,812 132,192
2.00%, 12/01/2036
(e)
104,857 93,422
3.50%, 12/01/2036
(e)
41,903 40,004
2.00%, 1/01/2037
(e)
1,128,468 1,005,228
2.50%, 1/01/2037
(e)
59,492 54,207
3.50%, 1/01/2037
(e)
12,788 12,043
1.50%, 2/01/2037
(e)
430,259 376,113
2.00%, 2/01/2037
(e)
302,336 268,942
2.50%, 2/01/2037
(e)
12,816 11,569
1.50%, 3/01/2037
(e)
18,714 16,141
2.00%, 3/01/2037
(e)
1,105,000 988,461
2.00%, 3/01/2037
(e)
500,931 446,765
2.00%, 3/01/2037
(e)
247,633 221,469
2.00%, 3/01/2037
(e)
103,374 92,520
2.50%, 3/01/2037
(e)
316,816 288,591
1.50%, 4/01/2037
(e)
37,958 32,740
2.00%, 4/01/2037
(e)
18,470 16,411
2.00%, 4/01/2037
(e)
372,366 330,850
2.50%, 4/01/2037
(e)
56,968 51,374
2.50%, 4/01/2037
(e)
19,905 18,218
1.50%, 5/01/2037
(e)
425,623 367,105
2.50%, 5/01/2037
(e)
37,867 34,540
3.00%, 5/01/2037
(e)
70,709 65,979
3.50%, 5/01/2037
(e)
74,641 71,266
2.00%, 6/01/2037
(e)
1,812,268 1,620,299
2.50%, 6/01/2037
(e)
1,097,825 1,000,020
2.50%, 7/01/2037
(e)
74,492 67,855
5.63%, 7/15/2037
(e)
490,000 525,618
1.50%, 8/01/2037
(e)
335,492 290,144
1.50%, 8/01/2037
(e)
193,461 167,401
3.50%, 9/01/2037
(e)
35,569 33,790
3.00%, 10/01/2037
(e)
912,770 851,701
3.50%, 11/01/2037
(e)
45,603 42,638
4.00%, 11/01/2037
(e)
54,719 52,745
4.50%, 11/01/2037
(e)
210,845 206,651
3.00%, 12/01/2037
(e)
33,709 30,765
2.50%, 3/01/2038
(e)
14,828 13,379
4.00%, 3/01/2038
(e)
120,177 117,096
3.00%, 4/01/2038
(e)
20,664 19,281
3.00%, 5/01/2038
(e)
25,621 23,542
3.50%, 6/01/2038
(e)
140,923 133,876
4.00%, 6/01/2038
(e)
19,808 19,042
6.00%, 6/01/2038
(e)
100,826 102,879
3.00%, 9/01/2038
(e)
73,291 68,388
3.50%, 11/01/2038
(e)
247,669 235,285
5.50%, 11/01/2038
(e)
123,662 125,693
6.00%, 11/01/2038
(e)
16,434 16,769
3.50%, 6/01/2039
(e)
50,109 45,929
4.50%, 6/01/2039
(e)
16,204 15,829
5.00%, 9/01/2039
(e)
229,976 229,508
4.00%, 11/01/2039
(e)
9,725 9,300
4.50%, 2/01/2040
(e)
18,527 18,098
1.50%, 2/15/2040
(e)(f)
150,000 129,359
3.00%, 2/15/2040
(e)(f)
100,000 93,298
3.50%, 2/15/2040
(e)(f)
25,000 23,691
4.00%, 2/15/2040
(e)(f)
275,000 264,255

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
4.50%, 2/15/2040
(e)(f)
300,000 293,799
5.00%, 2/15/2040
(e)(f)
275,000 274,388
5.50%, 2/15/2040
(e)(f)
325,000 328,003
6.00%, 2/15/2040
(e)(f)
175,000 178,551
4.00%, 3/15/2040
(e)(f)
50,000 48,023
4.50%, 3/15/2040
(e)(f)
50,000 48,926
5.00%, 3/15/2040
(e)(f)
50,000 49,823
5.50%, 3/15/2040
(e)(f)
25,000 25,204
6.00%, 4/01/2040
(e)
24,617 25,627
2.50%, 5/01/2040
(e)
7,378 6,409
2.00%, 8/01/2040
(e)
55,679 46,886
2.50%, 8/01/2040
(e)
84,287 73,112
2.50%, 8/01/2040
(e)
33,214 28,821
2.00%, 9/01/2040
(e)
49,002 41,348
4.00%, 10/01/2040
(e)
121,652 115,313
2.00%, 11/01/2040
(e)
144,392 121,416
2.00%, 1/01/2041
(e)
32,748 27,511
3.00%, 1/01/2041
(e)
642,183 589,949
4.50%, 2/01/2041
(e)
20,848 20,268
4.50%, 4/01/2041
(e)
116,801 113,745
1.50%, 5/01/2041
(e)
59,827 48,222
2.00%, 5/01/2041
(e)
2,431,747 2,035,684
2.50%, 5/01/2041
(e)
35,517 30,618
1.50%, 6/01/2041
(e)
18,866 15,206
1.50%, 7/01/2041
(e)
57,002 45,945
2.00%, 7/01/2041
(e)
369,107 308,716
5.50%, 7/01/2041
(e)
11,316 11,539
2.00%, 8/01/2041
(e)
110,409 92,303
1.50%, 9/01/2041
(e)
39,145 31,552
2.50%, 10/01/2041
(e)
72,490 62,378
1.50%, 11/01/2041
(e)
59,792 48,193
1.50%, 11/01/2041
(e)
1,437,845 1,158,928
2.50%, 11/01/2041
(e)
40,729 35,073
2.50%, 11/01/2041
(e)
73,599 63,310
2.00%, 12/01/2041
(e)
588,563 491,171
3.50%, 12/01/2041
(e)
17,473 16,008
1.50%, 1/01/2042
(e)
221,306 177,977
2.00%, 1/01/2042
(e)
1,687,896 1,407,965
2.00%, 2/01/2042
(e)
20,597 17,173
2.50%, 4/01/2042
(e)
100,810 86,388
3.00%, 4/01/2042
(e)
12,078 10,752
3.00%, 4/01/2042
(e)
77,545 68,668
3.50%, 4/01/2042
(e)
45,972 42,110
5.00%, 4/01/2042
(e)
34,637 34,447
2.50%, 5/01/2042
(e)
223,261 191,560
3.00%, 5/01/2042
(e)
39,045 36,104
3.00%, 5/01/2042
(e)
214,604 189,044
4.50%, 5/01/2042
(e)
47,301 45,985
3.00%, 6/01/2042
(e)
20,644 18,281
3.50%, 6/01/2042
(e)
14,574 13,349
3.00%, 7/01/2042
(e)
40,736 36,073
3.50%, 7/01/2042
(e)
40,361 37,018
4.00%, 7/01/2042
(e)
20,926 19,816
2.00%, 8/01/2042
(e)
110,815 92,396
2.00%, 8/01/2042
(e)
24,405 20,349
3.50%, 8/01/2042
(e)
196,966 180,409

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 9/01/2042
(e)
21,134 18,140
2.50%, 10/01/2042
(e)
49,027 41,902
4.00%, 10/01/2042
(e)
19,937 18,710
5.00%, 11/01/2042
(e)
76,916 75,590
3.50%, 12/01/2042
(e)
29,524 27,055
3.00%, 4/01/2043
(e)
23,667 21,032
3.00%, 4/01/2043
(e)
136,686 121,470
3.50%, 6/01/2043
(e)
84,854 77,721
4.00%, 6/01/2043
(e)
221,088 207,475
4.00%, 10/01/2043
(e)
169,286 160,286
5.50%, 1/01/2044
(e)
64,626 64,783
5.50%, 5/01/2044
(e)
94,988 96,755
5.50%, 8/01/2044
(e)
204,112 204,537
4.00%, 9/01/2044
(e)
22,155 20,747
3.00%, 10/01/2044
(e)
106,537 94,677
4.00%, 11/01/2044
(e)
22,301 20,884
5.00%, 11/01/2044
(e)
191,567 188,024
4.00%, 1/01/2045
(e)
73,048 68,924
4.00%, 2/01/2045
(e)
49,897 47,250
3.00%, 4/01/2045
(e)
42,008 37,332
3.50%, 4/01/2045
(e)
12,593 11,415
3.50%, 5/01/2045
(e)
15,830 14,328
3.50%, 6/01/2045
(e)
227,191 207,101
3.50%, 8/01/2045
(e)
77,512 70,149
4.00%, 8/01/2045
(e)
619,273 579,920
3.50%, 11/01/2045
(e)
21,878 19,799
3.50%, 11/01/2045
(e)
441,873 404,762
3.50%, 12/01/2045
(e)
158,165 143,141
3.50%, 12/01/2045
(e)
1,031,901 933,881
3.50%, 1/01/2046
(e)
107,612 97,390
4.00%, 1/01/2046
(e)
203,503 190,254
4.00%, 1/01/2046
(e)
46,828 43,779
3.50%, 2/01/2046
(e)
82,172 74,376
3.50%, 2/01/2046
(e)
36,800 33,312
4.50%, 6/01/2046
(e)
24,615 23,832
3.00%, 9/01/2046
(e)
59,612 52,326
3.50%, 9/01/2046
(e)
72,595 65,699
4.50%, 9/01/2046
(e)
82,984 80,676
3.00%, 10/01/2046
(e)
151,134 131,931
3.00%, 10/01/2046
(e)
65,553 57,040
3.00%, 11/01/2046
(e)
340,941 296,667
3.00%, 11/01/2046
(e)
45,033 39,363
3.00%, 11/01/2046
(e)
783,625 681,865
3.00%, 11/01/2046
(e)
116,604 101,462
4.00%, 11/01/2046
(e)
13,489 12,560
3.50%, 1/01/2047
(e)
379,348 345,941
3.00%, 2/01/2047
(e)
174,775 155,336
3.50%, 2/01/2047
(e)
49,954 45,019
4.00%, 2/01/2047
(e)
10,215 9,550
3.00%, 3/01/2047
(e)
444,087 386,419
4.00%, 3/01/2047
(e)
527,291 493,012
3.50%, 4/01/2047
(e)
15,251 13,825
4.00%, 5/01/2047
(e)
34,887 32,472
4.50%, 5/01/2047
(e)
45,005 43,305
4.00%, 6/01/2047
(e)
263,534 245,391
3.50%, 7/01/2047
(e)
133,553 122,314

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
3.00%, 8/01/2047
(e)
68,352 59,828
3.50%, 8/01/2047
(e)
62,942 56,623
3.50%, 9/01/2047
(e)
202,413 181,419
3.50%, 10/01/2047
(e)
97,126 88,047
3.50%, 10/01/2047
(e)
175,239 158,385
3.50%, 10/01/2047
(e)
273,491 246,032
4.00%, 10/01/2047
(e)
54,094 50,303
3.50%, 11/01/2047
(e)
209,708 188,653
3.50%, 12/01/2047
(e)
157,992 142,130
3.50%, 12/01/2047
(e)
44,410 40,079
3.00%, 1/01/2048
(e)
89,513 77,879
3.50%, 1/01/2048
(e)
71,248 64,016
4.00%, 1/01/2048
(e)
81,906 76,167
4.50%, 1/01/2048
(e)
375,583 359,853
3.50%, 2/01/2048
(e)
426,779 383,931
3.50%, 2/01/2048
(e)
35,518 32,007
4.00%, 2/01/2048
(e)
58,420 54,326
3.50%, 3/01/2048
(e)
161,549 145,262
3.00%, 4/01/2048
(e)
152,358 135,398
3.50%, 4/01/2048
(e)
120,432 108,682
4.50%, 4/01/2048
(e)
8,849 8,459
3.50%, 5/01/2048
(e)
313,267 281,685
4.00%, 6/01/2048
(e)
739,946 698,177
4.50%, 8/01/2048
(e)
22,081 21,108
4.50%, 8/01/2048
(e)
125,401 120,427
3.00%, 9/01/2048
(e)
358,077 313,420
3.50%, 10/01/2048
(e)
131,360 118,171
4.50%, 10/01/2048
(e)
20,420 19,520
3.00%, 11/01/2048
(e)
123,881 107,794
4.00%, 11/01/2048
(e)
53,820 50,049
4.00%, 11/01/2048
(e)
23,930 22,212
3.00%, 2/01/2049
(e)
4,380,723 3,811,850
4.00%, 2/01/2049
(e)
15,458 14,348
4.00%, 3/01/2049
(e)
106,633 98,977
3.50%, 4/01/2049
(e)
34,168 30,651
3.50%, 4/01/2049
(e)
437,918 390,665
4.50%, 4/01/2049
(e)
40,979 39,174
4.00%, 5/01/2049
(e)
44,190 41,015
4.50%, 5/01/2049
(e)
15,190 14,521
4.50%, 5/01/2049
(e)
6,533 6,240
3.50%, 6/01/2049
(e)
93,029 83,282
4.00%, 6/01/2049
(e)
2,674,556 2,487,139
4.00%, 6/01/2049
(e)
50,039 46,533
4.00%, 6/01/2049
(e)
124,403 115,685
4.00%, 6/01/2049
(e)
479,669 446,056
3.50%, 7/01/2049
(e)
36,171 32,378
4.00%, 7/01/2049
(e)
9,074 8,412
5.00%, 7/01/2049
(e)
7,404 7,282
3.50%, 8/01/2049
(e)
100,208 88,972
3.50%, 8/01/2049
(e)
172,925 155,127
3.50%, 8/01/2049
(e)
3,435,997 3,091,026
4.50%, 8/01/2049
(e)
73,326 70,253
3.00%, 9/01/2049
(e)
415,648 358,140
3.00%, 9/01/2049
(e)
31,345 26,687
3.50%, 9/01/2049
(e)
32,412 29,016
3.50%, 9/01/2049
(e)
58,787 52,737

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
4.00%, 9/01/2049
(e)
71,820 67,145
4.00%, 9/01/2049
(e)
118,882 110,205
4.00%, 9/01/2049
(e)
888,560 823,677
4.50%, 9/01/2049
(e)
11,261 10,756
5.00%, 9/01/2049
(e)
154,474 153,249
5.00%, 9/01/2049
(e)
50,276 49,444
3.00%, 10/01/2049
(e)
92,665 80,060
2.50%, 11/01/2049
(e)
189,161 155,993
3.00%, 11/01/2049
(e)
91,072 78,824
3.00%, 11/01/2049
(e)
115,063 99,131
3.50%, 11/01/2049
(e)
216,556 193,868
4.50%, 11/01/2049
(e)
5,486 5,240
5.00%, 11/01/2049
(e)
128,481 126,378
3.00%, 12/01/2049
(e)
56,530 48,927
3.00%, 12/01/2049
(e)
1,102,451 949,800
3.50%, 12/01/2049
(e)
43,370 38,823
2.50%, 1/01/2050
(e)
1,603,325 1,322,192
3.50%, 1/01/2050
(e)
33,934 30,441
3.50%, 1/01/2050
(e)
371,700 334,382
3.00%, 2/01/2050
(e)
386,307 335,034
3.00%, 2/01/2050
(e)
46,063 39,949
3.00%, 2/01/2050
(e)
74,327 64,331
3.00%, 3/01/2050
(e)
47,226 40,809
4.00%, 3/01/2050
(e)
277,278 257,370
4.50%, 3/01/2050
(e)
53,579 51,218
5.00%, 3/01/2050
(e)
69,870 68,692
2.50%, 4/01/2050
(e)
44,430 36,890
2.50%, 4/01/2050
(e)
300,799 247,904
3.00%, 4/01/2050
(e)
46,705 40,230
3.00%, 4/01/2050
(e)
884,860 765,856
3.50%, 4/01/2050
(e)
204,313 183,849
4.00%, 4/01/2050
(e)
27,395 25,395
2.50%, 5/01/2050
(e)
440,623 366,713
2.50%, 5/01/2050
(e)
198,970 165,320
3.50%, 5/01/2050
(e)
143,843 129,558
3.50%, 5/01/2050
(e)
12,255 10,970
2.50%, 6/01/2050
(e)
152,937 127,025
4.00%, 6/01/2050
(e)
33,715 31,160
4.00%, 6/01/2050
(e)
17,864 16,558
5.00%, 6/01/2050
(e)
1,478,376 1,453,843
2.50%, 7/01/2050
(e)
73,210 60,718
3.00%, 7/01/2050
(e)
47,363 40,923
3.00%, 7/01/2050
(e)
24,533 21,091
3.00%, 7/01/2050
(e)
102,313 88,089
3.00%, 7/01/2050
(e)
51,571 44,612
3.00%, 7/01/2050
(e)
4,078,962 3,548,835
3.50%, 7/01/2050
(e)
411,951 372,820
3.50%, 7/01/2050
(e)
20,453 18,298
4.00%, 7/01/2050
(e)
140,043 129,384
2.00%, 8/01/2050
(e)
1,618,626 1,268,445
2.50%, 8/01/2050
(e)
69,480 57,539
2.50%, 8/01/2050
(e)
140,526 116,133
2.50%, 8/01/2050
(e)
271,416 221,774
4.00%, 8/01/2050
(e)
190,082 176,996
4.00%, 8/01/2050
(e)
414,181 384,426
2.00%, 9/01/2050
(e)
26,586 21,116

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
2.00%, 9/01/2050
(e)
26,884 21,223
2.00%, 9/01/2050
(e)
654,313 515,885
2.00%, 9/01/2050
(e)
347,840 274,748
2.00%, 9/01/2050
(e)
500,915 396,933
2.00%, 9/01/2050
(e)
34,857 27,354
2.00%, 9/01/2050
(e)
282,668 221,910
2.50%, 9/01/2050
(e)
60,201 49,804
2.50%, 9/01/2050
(e)
618,519 516,593
3.00%, 9/01/2050
(e)
160,570 138,254
3.00%, 9/01/2050
(e)
254,453 218,570
3.00%, 9/01/2050
(e)
34,611 29,822
3.50%, 9/01/2050
(e)
28,562 25,768
4.50%, 9/01/2050
(e)
164,485 157,237
2.00%, 10/01/2050
(e)
66,332 52,403
2.00%, 10/01/2050
(e)
26,540 20,951
2.00%, 10/01/2050
(e)
212,605 168,340
2.00%, 10/01/2050
(e)
447,164 353,002
2.50%, 10/01/2050
(e)
668,717 546,013
3.00%, 10/01/2050
(e)
72,705 62,638
4.00%, 10/01/2050
(e)
35,550 32,856
1.50%, 11/01/2050
(e)
1,364,171 1,008,413
2.00%, 11/01/2050
(e)
119,535 94,765
2.00%, 11/01/2050
(e)
1,806,893 1,427,207
2.00%, 11/01/2050
(e)
677,714 531,624
2.50%, 11/01/2050
(e)
180,280 149,567
3.50%, 11/01/2050
(e)
176,990 158,443
1.50%, 12/01/2050
(e)
73,198 54,138
2.00%, 12/01/2050
(e)
656,995 515,168
2.00%, 12/01/2050
(e)
222,571 174,662
2.00%, 12/01/2050
(e)
139,762 110,202
2.00%, 12/01/2050
(e)
489,274 386,229
2.00%, 12/01/2050
(e)
238,239 186,809
2.00%, 12/01/2050
(e)
404,037 316,719
2.00%, 12/01/2050
(e)
1,089,880 856,232
2.00%, 12/01/2050
(e)
106,428 84,269
2.50%, 12/01/2050
(e)
825,615 674,058
2.50%, 12/01/2050
(e)
223,086 184,025
3.00%, 12/01/2050
(e)
285,672 245,121
3.00%, 12/01/2050
(e)
97,482 83,863
1.50%, 1/01/2051
(e)
1,535,568 1,134,873
2.00%, 1/01/2051
(e)
4,369,195 3,413,431
2.00%, 1/01/2051
(e)
143,412 113,464
2.00%, 1/01/2051
(e)
1,138,224 902,980
2.00%, 1/01/2051
(e)
166,846 130,777
2.00%, 1/01/2051
(e)
2,365,567 1,853,602
2.00%, 1/01/2051
(e)
425,561 333,459
3.00%, 1/01/2051
(e)
194,705 167,006
1.50%, 2/01/2051
(e)
1,874,949 1,388,411
1.50%, 2/01/2051
(e)
71,706 53,116
2.00%, 2/01/2051
(e)
1,240,917 971,260
2.00%, 2/01/2051
(e)
201,066 158,566
2.50%, 2/01/2051
(e)
482,504 396,161
2.50%, 2/01/2051
(e)
771,397 639,528
2.50%, 2/01/2051
(e)
197,675 163,699
2.50%, 2/01/2051
(e)
221,412 180,445
2.50%, 2/01/2051
(e)
15,689 12,973

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 2/01/2051
(e)
122,300 100,810
3.50%, 2/01/2051
(e)
152,758 137,249
1.50%, 3/01/2051
(e)
56,723 42,156
2.00%, 3/01/2051
(e)
113,904 90,003
2.00%, 3/01/2051
(e)
805,864 631,114
4.00%, 3/01/2051
(e)
2,769,810 2,575,718
2.00%, 4/01/2051
(e)
152,920 119,676
2.00%, 4/01/2051
(e)
112,464 88,070
2.00%, 4/01/2051
(e)
83,139 65,059
2.00%, 4/01/2051
(e)
527,965 413,313
2.50%, 4/01/2051
(e)
2,755,181 2,261,024
2.50%, 4/01/2051
(e)
729,198 598,709
3.00%, 4/01/2051
(e)
842,040 727,815
2.00%, 5/01/2051
(e)
1,546,682 1,210,807
2.00%, 5/01/2051
(e)
288,446 225,718
2.50%, 5/01/2051
(e)
94,202 77,432
2.50%, 5/01/2051
(e)
414,833 340,302
2.50%, 5/01/2051
(e)
4,331,125 3,558,760
2.50%, 5/01/2051
(e)
590,418 484,682
2.50%, 5/01/2051
(e)
101,047 82,467
2.50%, 5/01/2051
(e)
158,883 129,784
3.00%, 5/01/2051
(e)
518,374 440,498
3.00%, 5/01/2051
(e)
94,519 81,158
1.50%, 6/01/2051
(e)
157,241 116,833
1.50%, 6/01/2051
(e)
121,942 90,073
2.50%, 6/01/2051
(e)
105,655 87,734
3.00%, 6/01/2051
(e)
766,389 651,378
3.00%, 6/01/2051
(e)
126,775 108,815
2.00%, 7/01/2051
(e)
1,596,571 1,252,906
2.00%, 7/01/2051
(e)
108,174 84,889
2.00%, 7/01/2051
(e)
163,662 128,070
2.00%, 7/01/2051
(e)
233,660 184,718
2.00%, 7/01/2051
(e)
264,529 207,218
2.00%, 7/01/2051
(e)
426,652 334,215
2.00%, 7/01/2051
(e)
296,947 232,186
2.50%, 7/01/2051
(e)
516,092 420,600
2.50%, 7/01/2051
(e)
235,065 193,330
2.50%, 7/01/2051
(e)
73,050 60,304
2.50%, 7/01/2051
(e)
503,980 416,521
2.50%, 7/01/2051
(e)
305,297 252,025
3.50%, 7/01/2051
(e)
802,367 721,811
1.50%, 8/01/2051
(e)
83,964 62,008
2.00%, 8/01/2051
(e)
218,257 171,293
2.00%, 8/01/2051
(e)
565,932 442,157
2.00%, 8/01/2051
(e)
20,372 15,923
2.50%, 8/01/2051
(e)
380,205 313,293
2.50%, 8/01/2051
(e)
259,727 212,821
2.50%, 8/01/2051
(e)
338,336 280,870
2.50%, 8/01/2051
(e)
111,671 92,512
2.50%, 8/01/2051
(e)
434,200 358,985
2.50%, 8/01/2051
(e)
421,145 346,371
2.00%, 9/01/2051
(e)
508,497 397,125
2.00%, 9/01/2051
(e)
489,046 382,788
2.00%, 9/01/2051
(e)
2,285,738 1,790,890
2.50%, 9/01/2051
(e)
76,843 63,193
2.50%, 9/01/2051
(e)
262,883 214,514

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 9/01/2051
(e)
360,231 295,063
1.50%, 10/01/2051
(e)
1,240,234 915,719
2.00%, 10/01/2051
(e)
3,510,643 2,741,738
2.00%, 10/01/2051
(e)
99,897 78,749
2.00%, 10/01/2051
(e)
82,419 64,486
2.00%, 10/01/2051
(e)
178,792 140,943
2.00%, 10/01/2051
(e)
1,036,084 817,783
2.00%, 10/01/2051
(e)
165,563 129,539
2.00%, 10/01/2051
(e)
159,663 125,912
2.50%, 10/01/2051
(e)
1,036,099 846,557
2.50%, 10/01/2051
(e)
401,196 329,715
2.50%, 10/01/2051
(e)
1,455,832 1,195,312
1.50%, 11/01/2051
(e)
42,858 31,640
2.00%, 11/01/2051
(e)
5,546,489 4,347,430
2.00%, 11/01/2051
(e)
949,857 738,791
2.00%, 11/01/2051
(e)
824,441 645,198
2.50%, 11/01/2051
(e)
240,817 199,970
2.50%, 11/01/2051
(e)
5,342,895 4,373,018
2.50%, 11/01/2051
(e)
376,906 313,006
2.50%, 11/01/2051
(e)
108,230 88,204
2.50%, 11/01/2051
(e)
396,670 324,894
3.00%, 11/01/2051
(e)
96,910 82,975
2.00%, 12/01/2051
(e)
633,192 495,296
2.00%, 12/01/2051
(e)
122,535 96,519
2.00%, 12/01/2051
(e)
200,995 158,521
2.50%, 12/01/2051
(e)
922,665 762,751
2.50%, 12/01/2051
(e)
239,634 196,060
2.50%, 12/01/2051
(e)
79,218 65,213
2.50%, 12/01/2051
(e)
483,729 397,998
2.50%, 12/01/2051
(e)
992,669 815,416
2.50%, 12/01/2051
(e)
187,446 153,029
3.00%, 12/01/2051
(e)
38,349 32,977
3.00%, 12/01/2051
(e)
620,669 533,720
3.00%, 12/01/2051
(e)
150,044 127,537
3.00%, 12/01/2051
(e)
3,274,426 2,817,279
3.50%, 12/01/2051
(e)
224,764 201,446
3.50%, 12/01/2051
(e)
344,035 309,868
2.00%, 1/01/2052
(e)
1,317,655 1,027,834
2.50%, 1/01/2052
(e)
382,662 317,220
2.50%, 1/01/2052
(e)
213,772 177,626
2.50%, 1/01/2052
(e)
135,444 111,687
2.50%, 1/01/2052
(e)
136,435 111,191
2.50%, 1/01/2052
(e)
146,126 119,645
2.50%, 1/01/2052
(e)
152,518 124,926
3.00%, 1/01/2052
(e)
120,745 104,122
3.50%, 1/01/2052
(e)
62,965 56,660
3.50%, 1/01/2052
(e)
143,370 127,179
2.00%, 2/01/2052
(e)
3,632,610 2,834,737
2.00%, 2/01/2052
(e)
3,185,925 2,482,685
2.00%, 2/01/2052
(e)
1,945,054 1,518,910
2.00%, 2/01/2052
(e)
400,071 313,068
2.00%, 2/01/2052
(e)
223,020 175,754
2.00%, 2/01/2052
(e)
257,203 200,920
2.50%, 2/01/2052
(e)
80,638 66,612
2.50%, 2/01/2052
(e)
3,287,281 2,689,533
2.50%, 2/01/2052
(e)
247,328 202,201

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
2.50%, 2/01/2052
(e)
91,682 75,883
2.50%, 2/01/2052
(e)
181,702 149,386
2.50%, 2/01/2052
(e)
645,112 531,746
3.00%, 2/01/2052
(e)
250,811 214,969
1.50%, 3/01/2052
(e)
21,399 15,793
2.00%, 3/01/2052
(e)
97,566 77,221
2.00%, 3/01/2052
(e)
95,680 75,454
2.00%, 3/01/2052
(e)
369,084 292,786
2.00%, 3/01/2052
(e)
482,600 380,734
2.50%, 3/01/2052
(e)
1,693,347 1,392,424
2.50%, 3/01/2052
(e)
539,355 441,950
2.50%, 3/01/2052
(e)
138,783 114,178
2.50%, 3/01/2052
(e)
88,070 71,887
3.00%, 3/01/2052
(e)
242,366 208,009
3.00%, 3/01/2052
(e)
45,017 38,516
3.00%, 3/01/2052
(e)
587,851 499,538
3.00%, 3/01/2052
(e)
163,172 139,891
3.50%, 3/01/2052
(e)
38,754 34,303
3.50%, 3/01/2052
(e)
162,787 144,081
1.50%, 4/01/2052
(e)
90,326 66,713
1.50%, 4/01/2052
(e)
542,882 400,918
2.00%, 4/01/2052
(e)
184,640 145,622
2.00%, 4/01/2052
(e)
109,099 84,961
2.00%, 4/01/2052
(e)
406,345 317,221
2.00%, 4/01/2052
(e)
3,851,362 3,011,419
2.00%, 4/01/2052
(e)
481,144 374,691
3.00%, 4/01/2052
(e)
847,220 721,452
3.50%, 4/01/2052
(e)
126,736 113,051
3.50%, 4/01/2052
(e)
108,687 96,304
3.50%, 4/01/2052
(e)
158,588 141,293
2.00%, 5/01/2052
(e)
898,313 701,006
2.50%, 5/01/2052
(e)
92,968 75,767
2.50%, 5/01/2052
(e)
129,791 105,910
3.00%, 5/01/2052
(e)
358,901 308,789
3.50%, 5/01/2052
(e)
42,771 37,893
3.50%, 5/01/2052
(e)
171,654 152,988
3.50%, 5/01/2052
(e)
87,517 77,546
4.00%, 5/01/2052
(e)
22,434 20,619
4.00%, 5/01/2052
(e)
85,624 78,506
2.00%, 6/01/2052
(e)
949,298 738,357
2.00%, 6/01/2052
(e)
1,069,548 835,627
2.00%, 6/01/2052
(e)
218,080 170,139
3.00%, 6/01/2052
(e)
2,469,358 2,100,635
3.00%, 6/01/2052
(e)
921,075 784,448
3.00%, 6/01/2052
(e)
446,615 382,407
3.50%, 6/01/2052
(e)
168,487 150,053
3.50%, 6/01/2052
(e)
180,517 160,874
3.50%, 6/01/2052
(e)
63,776 56,798
3.50%, 6/01/2052
(e)
480,636 429,994
3.50%, 6/01/2052
(e)
21,740 19,261
4.00%, 6/01/2052
(e)
236,846 217,911
2.50%, 7/01/2052
(e)
652,940 532,799
2.50%, 7/01/2052
(e)
478,856 390,254
3.50%, 7/01/2052
(e)
32,820 29,389
4.00%, 7/01/2052
(e)
196,937 180,648
4.50%, 7/01/2052
(e)
20,879 19,697

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
4.50%, 7/01/2052
(e)
125,704 119,125
4.50%, 7/01/2052
(e)
3,492,802 3,338,885
2.50%, 8/01/2052
(e)
21,553 17,587
3.50%, 8/01/2052
(e)
458,410 406,094
3.50%, 8/01/2052
(e)
274,558 244,357
3.50%, 8/01/2052
(e)
340,385 303,647
3.50%, 8/01/2052
(e)
216,062 191,234
4.50%, 8/01/2052
(e)
154,821 146,452
5.00%, 8/01/2052
(e)
19,957 19,350
5.00%, 8/01/2052
(e)
65,171 63,676
5.00%, 8/01/2052
(e)
39,877 38,665
2.50%, 9/01/2052
(e)
775,220 634,978
2.50%, 9/01/2052
(e)
614,713 501,606
2.50%, 9/01/2052
(e)
1,908,213 1,563,005
2.50%, 9/01/2052
(e)
86,857 71,009
4.00%, 9/01/2052
(e)
86,350 79,084
4.50%, 9/01/2052
(e)
84,818 80,006
4.50%, 9/01/2052
(e)
251,057 236,934
4.50%, 9/01/2052
(e)
228,671 215,660
5.00%, 9/01/2052
(e)
36,618 35,493
5.00%, 9/01/2052
(e)
3,697,138 3,584,732
5.00%, 9/01/2052
(e)
43,021 41,698
5.00%, 9/01/2052
(e)
127,470 123,551
3.50%, 10/01/2052
(e)
35,593 31,527
4.00%, 10/01/2052
(e)
21,400 19,596
4.00%, 10/01/2052
(e)
42,892 39,536
4.50%, 10/01/2052
(e)
3,475,342 3,277,611
5.00%, 10/01/2052
(e)
264,433 256,135
5.50%, 10/01/2052
(e)
19,210 19,082
5.50%, 10/01/2052
(e)
258,421 256,856
4.00%, 11/01/2052
(e)
22,265 20,384
4.50%, 11/01/2052
(e)
130,573 123,124
5.50%, 11/01/2052
(e)
169,379 168,307
5.50%, 12/01/2052
(e)
63,055 62,640
6.00%, 12/01/2052
(e)
158,539 161,497
4.00%, 1/01/2053
(e)
177,660 162,629
5.50%, 1/01/2053
(e)
1,471,312 1,459,129
4.00%, 2/01/2053
(e)
110,456 101,256
4.00%, 2/01/2053
(e)
3,360,045 3,075,539
4.50%, 2/01/2053
(e)
331,881 312,845
5.00%, 2/01/2053
(e)
179,194 173,413
5.50%, 2/01/2053
(e)
835,878 829,913
5.50%, 2/01/2053
(e)
132,052 131,379
6.00%, 2/01/2053
(e)
20,887 21,224
6.00%, 2/01/2053
(e)
165,764 168,452
3.00%, 3/01/2053
(e)
937,202 797,369
4.00%, 3/01/2053
(e)
141,794 129,766
4.00%, 3/01/2053
(e)
67,262 61,946
5.00%, 3/01/2053
(e)
43,503 42,131
5.50%, 3/01/2053
(e)
108,933 107,828
5.00%, 4/01/2053
(e)
65,507 63,452
5.00%, 4/01/2053
(e)
45,741 44,277
5.50%, 4/01/2053
(e)
84,283 83,328
4.00%, 5/01/2053
(e)
118,208 108,333
5.00%, 5/01/2053
(e)
153,397 148,439
5.00%, 5/01/2053
(e)
67,277 65,124

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
5.50%, 5/01/2053
(e)
468,243 462,912
4.50%, 6/01/2053
(e)
68,584 64,578
4.50%, 6/01/2053
(e)
34,275 32,417
4.50%, 6/01/2053
(e)
23,221 21,898
5.50%, 6/01/2053
(e)
64,790 64,122
5.50%, 6/01/2053
(e)
90,345 89,293
5.50%, 6/01/2053
(e)
44,849 44,389
6.00%, 6/01/2053
(e)
618,818 623,284
4.50%, 7/01/2053
(e)
238,078 224,363
5.00%, 7/01/2053
(e)
66,880 65,161
5.00%, 7/01/2053
(e)
22,210 21,504
5.00%, 7/01/2053
(e)
271,311 262,501
5.50%, 7/01/2053
(e)
479,159 473,644
5.50%, 7/01/2053
(e)
306,102 304,679
6.00%, 7/01/2053
(e)
429,812 432,914
6.00%, 7/01/2053
(e)
430,742 437,046
6.50%, 7/01/2053
(e)
909,060 932,236
5.00%, 8/01/2053
(e)
275,102 268,375
5.00%, 8/01/2053
(e)
92,437 89,502
6.00%, 8/01/2053
(e)
214,982 216,534
4.50%, 9/01/2053
(e)
94,343 88,832
5.50%, 9/01/2053
(e)
383,110 378,653
6.00%, 9/01/2053
(e)
89,699 90,445
6.00%, 9/01/2053
(e)
347,925 351,041
6.50%, 9/01/2053
(e)
209,838 217,431
5.50%, 10/01/2053
(e)
46,531 46,014
6.00%, 10/01/2053
(e)
428,696 431,790
6.00%, 10/01/2053
(e)
441,622 449,249
6.00%, 10/01/2053
(e)
266,322 268,707
6.50%, 10/01/2053
(e)
217,043 225,390
6.50%, 10/01/2053
(e)
218,723 225,959
5.00%, 11/01/2053
(e)
516,947 500,040
5.50%, 11/01/2053
(e)
264,987 264,453
5.50%, 11/01/2053
(e)
226,372 223,724
6.00%, 11/01/2053
(e)
647,059 651,728
6.50%, 11/01/2053
(e)
186,642 191,401
5.50%, 12/01/2053
(e)
1,567,334 1,548,904
6.00%, 12/01/2053
(e)
389,459 392,270
6.50%, 1/01/2054
(e)
719,918 738,273
6.50%, 1/01/2054
(e)
258,346 267,143
6.50%, 1/01/2054
(e)
19,878 20,412
7.00%, 1/01/2054
(e)
63,684 66,513
5.00%, 2/01/2054
(e)
94,856 92,116
6.50%, 2/01/2054
(e)
372,424 381,919
5.50%, 3/01/2054
(e)
69,791 69,393
4.00%, 4/01/2054
(e)
47,962 43,871
5.00%, 4/01/2054
(e)
1,482,756 1,433,572
5.50%, 4/01/2054
(e)
70,824 70,608
6.00%, 4/01/2054
(e)
86,866 87,483
6.00%, 5/01/2054
(e)
525,091 528,820
5.50%, 6/01/2054
(e)
145,460 144,833
6.00%, 6/01/2054
(e)
693,958 698,886
6.00%, 7/01/2054
(e)
721,299 727,303
6.50%, 7/01/2054
(e)
45,609 47,117
6.50%, 7/01/2054
(e)
89,142 91,387
6.00%, 8/01/2054
(e)
1,437,018 1,447,224

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Federal National Mortgage Association (continued)
6.50%, 8/01/2054
(e)
933,659 957,586
6.50%, 9/01/2054
(e)
1,430,822 1,467,291
5.50%, 10/01/2054
(e)
487,813 486,330
6.00%, 10/01/2054
(e)
486,698 490,154
5.00%, 1/01/2055
(e)
498,343 481,216
6.00%, 1/01/2055
(e)
199,114 200,528
3.50%, 2/01/2055
(e)
400,000 353,851
1.50%, 2/15/2055
(e)(f)
50,000 36,872
3.50%, 2/15/2055
(e)(f)
1,600,000 1,415,309
4.00%, 2/15/2055
(e)(f)
2,825,000 2,583,107
4.50%, 2/15/2055
(e)(f)
1,625,000 1,529,471
5.00%, 2/15/2055
(e)(f)
3,050,000 2,944,940
5.50%, 2/15/2055
(e)(f)
4,325,000 4,269,848
6.00%, 2/15/2055
(e)(f)
3,600,000 3,624,336
6.50%, 2/15/2055
(e)(f)
2,575,000 2,639,838
7.00%, 2/15/2055
(e)(f)
2,075,000 2,169,392
3.50%, 3/15/2055
(e)(f)
125,000 110,507
4.50%, 3/15/2055
(e)(f)
75,000 70,531
5.00%, 3/15/2055
(e)(f)
700,000 675,185
5.50%, 3/15/2055
(e)(f)
825,000 813,511
6.00%, 3/15/2055
(e)(f)
675,000 678,604
6.50%, 3/15/2055
(e)(f)
150,000 153,460
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 2.93%, 9/25/2027
(e)
201,474 194,024
Series 2022-M11, Class A2, 2.97%, 10/25/2027
(e)
140,165 135,031
Series 2018-M1, Class A2, 2.99%, 12/25/2027
(e)
32,061 30,857
Series 2019-M1, Class A2, 3.54%, 9/25/2028
(e)
20,853 20,183
Series 2019-M5, Class A2, 3.27%, 2/25/2029
(e)
37,347 35,653
Series 2019-M7, Class A2, 3.14%, 4/25/2029
(e)
15,572 14,731
Series 2019-M12, Class A2, 2.89%, 6/25/2029
(e)
96,985 90,759
Series 2019-M22, Class A2, 2.52%, 8/25/2029
(e)
35,347 32,497
Series 2020-M20, Class A2, 1.44%, 10/25/2029
(e)
200,000 173,362
Series 2020-M1, Class A1, 2.15%, 10/25/2029
(e)
14,199 13,661
Series 2020-M1, Class A2, 2.44%, 10/25/2029
(e)
200,000 181,792
Series 2019-M25, Class A2, 2.33%, 11/25/2029
(e)
727,789 656,795
Series 2020-M42, Class A2, 1.27%, 7/25/2030
(e)
750,000 629,014
Series 2018-M12, Class A2, 3.63%, 8/25/2030
(e)
750,000 710,384
Series 2018-M13, Class A2, 3.74%, 9/25/2030
(e)
7,401 7,053
Series 2021-M1G, Class A2, 1.47%, 11/25/2030
(e)
60,000 50,070
Series 2022-M3, Class A2, 1.71%, 11/25/2031
(e)
100,000 82,102
Series 2022-M13, Class A2, 2.59%, 6/25/2032
(e)
240,000 207,654
Series 2021-M13, Class 2A1, 1.49%, 11/25/2032
(e)
69,763 62,432
Series 2023-M8, Class A2, 4.47%, 3/25/2033
(e)
500,000 487,943
Government National Mortgage Association II
3.50%, 10/20/2026 5,431 5,372
5.00%, 9/20/2039 54,164 54,213
4.50%, 2/20/2040 23,798 23,163
4.00%, 10/20/2040 15,490 14,648
5.00%, 10/20/2040 18,735 18,704
4.00%, 11/20/2040 41,364 39,115
4.50%, 1/20/2041 10,864 10,574
4.50%, 9/20/2041 21,018 20,446
4.00%, 11/20/2041 14,426 13,631
3.00%, 6/20/2042 17,339 15,497
3.00%, 8/20/2042 41,803 37,363
2.50%, 2/20/2043 125,140 108,579

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Government National Mortgage Association II (continued)
3.50%, 2/20/2043 34,404 31,528
3.50%, 3/20/2043 25,781 23,605
3.00%, 4/20/2043 54,064 48,126
3.50%, 7/20/2043 68,834 63,024
4.00%, 6/20/2044 1,342,475 1,262,090
3.50%, 9/20/2044 149,021 135,790
4.00%, 11/20/2044 171,354 161,094
4.50%, 1/20/2045 21,143 20,444
3.50%, 2/20/2045 26,583 24,223
3.50%, 6/20/2045 200,249 182,214
3.00%, 8/20/2045 237,735 210,381
3.50%, 11/20/2045 182,671 166,219
3.50%, 12/20/2045 35,674 32,461
3.50%, 3/20/2046 186,392 169,827
4.00%, 3/20/2046 84,159 79,084
3.00%, 4/20/2046 33,403 29,510
3.00%, 6/20/2046 400,579 354,377
3.50%, 6/20/2046 66,710 60,544
4.00%, 6/20/2046 102,143 95,589
3.00%, 9/20/2046 161,824 142,965
2.50%, 10/20/2046 7,522 6,380
3.00%, 10/20/2046 165,095 145,855
3.00%, 11/20/2046 363,370 321,022
3.50%, 11/20/2046 71,404 64,688
2.50%, 12/20/2046 124,802 105,862
3.00%, 12/20/2046 90,178 79,669
3.00%, 1/20/2047 70,319 62,124
4.00%, 1/20/2047 87,598 81,977
3.00%, 2/20/2047 321,276 283,834
3.50%, 2/20/2047 274,543 248,722
4.00%, 2/20/2047 58,629 54,867
3.00%, 5/20/2047 59,543 52,376
3.50%, 5/20/2047 97,258 88,069
3.00%, 7/20/2047 471,789 415,004
4.00%, 8/20/2047 153,483 143,110
4.50%, 9/20/2047 26,598 25,487
3.00%, 10/20/2047 8,740 7,688
3.00%, 1/20/2048 385,248 338,879
3.50%, 1/20/2048 332,809 301,005
3.50%, 2/20/2048 129,133 116,793
4.50%, 3/20/2048 143,492 137,498
4.00%, 4/20/2048 279,363 259,987
3.50%, 5/20/2048 120,964 109,404
4.50%, 5/20/2048 115,852 111,012
4.50%, 6/20/2048 72,822 69,790
5.00%, 6/20/2048 58,893 58,087
4.00%, 7/20/2048 10,190 9,483
4.00%, 9/20/2048 10,618 9,885
3.50%, 10/20/2048 1,248,522 1,128,821
4.00%, 11/20/2048 31,167 29,016
4.50%, 11/20/2048 77,439 74,215
5.00%, 12/20/2048 33,240 32,723
3.50%, 1/20/2049 86,511 78,392
4.50%, 1/20/2049 19,503 18,691
3.50%, 2/20/2049 136,698 123,592
4.00%, 2/20/2049 1,328,288 1,236,159

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Government National Mortgage Association II (continued)
4.50%, 2/20/2049 1,252,536 1,200,393
5.00%, 2/20/2049 27,861 27,428
3.50%, 3/20/2049 18,369 16,608
4.00%, 3/20/2049 69,368 64,557
3.50%, 4/20/2049 446,716 403,888
4.00%, 5/20/2049 44,495 41,359
3.00%, 6/20/2049 2,953,795 2,598,277
3.00%, 7/20/2049 1,378,989 1,209,220
3.00%, 8/20/2049 28,444 24,919
3.50%, 9/20/2049 154,961 139,748
4.00%, 9/20/2049 135,512 125,961
3.00%, 10/20/2049 146,977 128,678
4.50%, 10/20/2049 65,289 62,571
2.50%, 11/20/2049 1,322,293 1,112,095
3.50%, 11/20/2049 294,342 265,446
2.50%, 12/20/2049 69,392 58,337
3.50%, 12/20/2049 37,732 34,027
3.00%, 1/20/2050 585,414 512,039
3.50%, 1/20/2050 26,571 23,963
3.00%, 2/20/2050 315,867 276,189
3.50%, 4/20/2050 70,269 63,370
2.00%, 5/20/2050 165,427 132,915
3.50%, 5/20/2050 56,946 51,343
4.00%, 5/20/2050 11,609 10,796
5.00%, 5/20/2050 24,671 24,471
2.50%, 6/20/2050 572,029 480,473
2.50%, 7/20/2050 495,227 415,811
3.00%, 7/20/2050 48,762 42,599
3.50%, 7/20/2050 1,188,592 1,071,905
2.00%, 8/20/2050 811,631 650,929
3.00%, 8/20/2050 26,398 23,055
4.00%, 8/20/2050 70,465 65,532
4.50%, 8/20/2050 16,286 15,608
2.50%, 9/20/2050 1,136,598 953,625
4.50%, 9/20/2050 13,448 12,888
2.00%, 10/20/2050 516,912 414,442
2.50%, 10/20/2050 3,503,773 2,934,843
2.00%, 11/20/2050 2,679,509 2,147,503
3.00%, 11/20/2050 1,601,427 1,398,225
3.50%, 11/20/2050 18,506 16,689
2.00%, 12/20/2050 810,560 650,255
2.50%, 12/20/2050 709,712 594,050
3.50%, 12/20/2050 10,044 9,054
2.00%, 1/20/2051 3,327,107 2,665,955
2.50%, 1/20/2051 235,835 197,359
3.00%, 1/20/2051 445,177 388,966
1.50%, 2/20/2051 70,298 53,790
2.50%, 2/20/2051 204,868 171,455
3.00%, 2/20/2051 161,641 141,011
2.00%, 3/20/2051 1,023,747 821,173
2.50%, 3/20/2051 420,678 352,072
4.00%, 3/20/2051 43,403 40,365
2.00%, 4/20/2051 118,657 95,168
2.50%, 4/20/2051 273,342 228,761
3.50%, 4/20/2051 85,319 76,853
2.00%, 5/20/2051 363,960 291,885

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Government National Mortgage Association II (continued)
2.50%, 5/20/2051 326,876 273,464
2.00%, 6/20/2051 1,666,313 1,336,203
2.50%, 6/20/2051 1,606,383 1,345,136
2.50%, 7/20/2051 17,727 14,825
3.50%, 7/20/2051 79,609 71,658
2.00%, 8/20/2051 709,005 568,436
2.50%, 8/20/2051 398,542 333,294
2.00%, 9/20/2051 1,115,996 894,650
2.50%, 9/20/2051 762,729 637,741
3.00%, 9/20/2051 2,126,562 1,851,400
2.00%, 10/20/2051 633,217 507,576
2.50%, 10/20/2051 3,741,629 3,130,809
3.50%, 10/20/2051 357,232 321,020
2.00%, 11/20/2051 1,342,940 1,076,374
2.50%, 11/20/2051 381,855 319,458
3.00%, 11/20/2051 303,025 263,956
2.00%, 12/20/2051 4,360,986 3,495,016
2.50%, 12/20/2051 386,334 323,205
3.00%, 12/20/2051 161,729 140,853
2.00%, 1/20/2052 2,322,312 1,859,186
2.50%, 1/20/2052 3,633,586 3,039,280
3.00%, 1/20/2052 1,320,909 1,150,198
3.50%, 1/20/2052 482,931 433,743
2.50%, 2/20/2052 1,435,329 1,200,346
3.50%, 2/20/2052 435,471 391,083
2.00%, 3/20/2052 390,769 312,826
2.50%, 3/20/2052 857,122 716,595
3.00%, 3/20/2052 1,183,057 1,029,232
2.00%, 4/20/2052 36,986 29,609
3.00%, 4/20/2052 222,192 193,302
3.50%, 4/20/2052 480,178 431,112
2.50%, 5/20/2052 150,356 125,705
3.00%, 5/20/2052 164,125 142,785
3.50%, 5/20/2052 373,985 335,356
2.50%, 6/20/2052 28,165 23,547
3.00%, 6/20/2052 152,434 132,614
4.00%, 6/20/2052 145,350 134,211
3.00%, 7/20/2052 406,022 353,230
3.50%, 7/20/2052 544,020 488,304
4.50%, 7/20/2052 353,894 336,035
5.00%, 7/20/2052 110,120 107,420
3.00%, 8/20/2052 139,467 121,333
3.50%, 8/20/2052 2,436,688 2,187,322
4.00%, 8/20/2052 191,251 176,593
4.50%, 8/20/2052 457,429 434,345
3.50%, 9/20/2052 85,089 76,368
4.00%, 9/20/2052 236,014 217,927
4.50%, 9/20/2052 275,013 261,134
5.50%, 9/20/2052 113,110 112,783
3.50%, 10/20/2052 86,566 77,680
4.00%, 10/20/2052 108,284 99,985
4.50%, 10/20/2052 621,507 589,366
5.00%, 10/20/2052 33,239 32,424
3.00%, 11/20/2052 29,677 25,837
4.00%, 11/20/2052 152,452 140,769
4.50%, 11/20/2052 21,639 20,547

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Government National Mortgage Association II (continued)
4.00%, 12/20/2052 302,512 279,328
6.50%, 12/20/2052 50,560 51,612
5.00%, 1/20/2053 211,113 205,936
5.50%, 1/20/2053 136,540 136,078
3.50%, 2/20/2053 42,406 38,180
4.50%, 2/20/2053 457,422 434,338
5.00%, 2/20/2053 2,567,293 2,504,335
5.50%, 2/20/2053 793,260 790,575
4.50%, 3/20/2053 412,984 392,143
3.00%, 4/20/2053 41,010 35,868
4.00%, 4/20/2053 89,667 82,795
4.50%, 4/20/2053 226,114 214,003
5.50%, 4/20/2053 167,268 166,542
3.50%, 5/20/2053 55,461 50,017
4.00%, 5/20/2053 31,515 29,100
5.50%, 5/20/2053 63,462 63,187
6.50%, 5/20/2053 83,472 85,088
3.50%, 6/20/2053 227,847 205,289
4.00%, 6/20/2053 68,775 63,504
4.50%, 6/20/2053 69,037 65,340
5.00%, 6/20/2053 104,319 101,579
4.00%, 7/20/2053 312,318 288,383
4.50%, 7/20/2053 186,114 176,145
5.00%, 7/20/2053 424,601 413,449
5.50%, 7/20/2053 192,080 191,247
3.50%, 8/20/2053 64,267 57,958
4.00%, 8/20/2053 1,834,787 1,694,172
4.50%, 8/20/2053 788,305 746,083
5.00%, 8/20/2053 920,911 896,724
4.00%, 9/20/2053 230,305 212,655
5.00%, 9/20/2053 505,198 491,930
4.00%, 10/20/2053 162,859 150,390
5.00%, 10/20/2053 188,280 183,335
5.50%, 10/20/2053 2,001,386 1,992,704
3.50%, 11/20/2053 66,958 60,372
4.00%, 11/20/2053 344,747 318,326
6.00%, 11/20/2053 1,937,079 1,963,058
5.00%, 12/20/2053 95,544 93,035
5.50%, 12/20/2053 44,486 44,293
6.50%, 12/20/2053 138,746 141,431
5.00%, 1/20/2054 23,680 23,078
6.00%, 1/20/2054 750,241 760,303
4.50%, 2/20/2054 266,396 252,128
5.50%, 2/20/2054 952,293 946,913
6.00%, 3/20/2054 947,588 955,893
5.00%, 4/20/2054 194,200 188,569
4.00%, 5/20/2054 171,617 157,942
4.50%, 5/20/2054 34,427 32,534
5.50%, 5/20/2054 707,695 702,480
5.00%, 6/20/2054 196,809 191,102
6.00%, 6/20/2054 48,872 49,300
6.50%, 6/20/2054 1,065,914 1,086,778
6.00%, 7/20/2054 564,362 569,309
6.50%, 7/20/2054 171,248 174,595
6.00%, 8/20/2054 271,446 273,825
3.50%, 10/20/2054 173,656 155,174

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 26.2% (continued)
Government National Mortgage Association II (continued)
5.00%, 10/20/2054 149,045 144,724
5.00%, 1/20/2055 750,000 728,179
2.50%, 2/15/2055
(f)
125,000 104,428
3.00%, 2/15/2055
(f)
125,000 108,672
3.50%, 2/15/2055
(f)
1,350,000 1,206,399
4.00%, 2/15/2055
(f)
375,000 344,913
4.50%, 2/15/2055
(f)
3,250,000 3,070,571
5.00%, 2/15/2055
(f)
4,000,000 3,882,500
5.50%, 2/15/2055
(f)
5,625,000 5,580,062
6.00%, 2/15/2055
(f)
3,050,000 3,074,064
6.50%, 2/15/2055
(f)
2,025,000 2,063,171
7.00%, 2/15/2055
(f)
1,000,000 1,026,600
4.50%, 3/15/2055
(f)
200,000 188,845
5.00%, 3/15/2055
(f)
475,000 460,613
5.50%, 3/15/2055
(f)
525,000 520,098
6.00%, 3/15/2055
(f)
125,000 125,776
Total U.S. Government Agencies (cost $533,047,725) 515,075,897
U.S. Treasury Government Securities – 44.2%
U.S. Treasury Bonds
6.00%, 2/15/2026 4,775,000 4,856,324
5.25%, 11/15/2028 135,000 139,177
4.50%, 2/15/2036
(a)
3,750,000 3,758,203
4.38%, 2/15/2038 500,000 487,734
4.38%, 11/15/2039 260,000 250,128
1.13%, 5/15/2040 1,295,000 783,070
4.38%, 5/15/2040
(a)
20,000 19,181
1.13%, 8/15/2040 1,185,000 710,259
3.88%, 8/15/2040 1,289,600 1,164,267
1.38%, 11/15/2040 5,635,000 3,503,385
4.25%, 11/15/2040 1,088,100 1,025,364
1.88%, 2/15/2041 6,465,000 4,355,794
2.25%, 5/15/2041 6,769,600 4,824,398
4.38%, 5/15/2041 1,640,000 1,565,431
1.75%, 8/15/2041 4,044,000 2,631,759
3.75%, 8/15/2041 264,200 233,074
2.00%, 11/15/2041 3,062,000 2,066,372
3.13%, 11/15/2041 345,000 278,480
2.38%, 2/15/2042 5,575,000 3,984,383
3.13%, 2/15/2042 1,215,000 977,126
3.00%, 5/15/2042 1,845,000 1,450,343
3.25%, 5/15/2042 5,505,000 4,492,596
2.75%, 8/15/2042 457,000 344,250
3.38%, 8/15/2042 5,330,000 4,418,070
2.75%, 11/15/2042 508,000 380,841
4.00%, 11/15/2042 5,240,000 4,725,825
3.13%, 2/15/2043 135,000 106,924
3.88%, 2/15/2043 5,100,000 4,512,703
2.88%, 5/15/2043 2,611,800 1,983,336
3.88%, 5/15/2043 4,108,000 3,625,952
3.63%, 8/15/2043 1,559,000 1,324,176
4.38%, 8/15/2043 3,168,000 2,988,810
3.75%, 11/15/2043 614,600 530,092
3.63%, 2/15/2044 1,150,000 972,828
4.50%, 2/15/2044 2,630,000 2,516,170

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.2% (continued)
U.S. Treasury Bonds (continued)
3.38%, 5/15/2044 1,845,000 1,499,927
3.13%, 8/15/2044 700,000 545,453
4.13%, 8/15/2044
(a)
1,509,000 1,369,653
3.00%, 11/15/2044 2,185,000 1,664,014
4.63%, 11/15/2044 1,105,000 1,073,059
2.50%, 2/15/2045 2,482,300 1,727,138
3.00%, 5/15/2045 1,733,000 1,313,831
2.50%, 2/15/2046 4,975,000 3,414,094
2.50%, 5/15/2046 5,855,000 4,001,527
2.25%, 8/15/2046 5,878,000 3,808,760
3.00%, 2/15/2047 1,765,000 1,312,719
3.00%, 5/15/2047 1,457,000 1,080,457
2.75%, 8/15/2047 665,000 469,137
2.75%, 11/15/2047 1,420,000 999,547
3.00%, 2/15/2048 2,231,000 1,641,528
3.13%, 5/15/2048 200,000 150,219
3.00%, 8/15/2048 2,675,000 1,959,855
3.38%, 11/15/2048 802,000 628,567
3.00%, 2/15/2049 895,000 652,791
2.88%, 5/15/2049 4,725,000 3,357,703
2.25%, 8/15/2049 3,755,000 2,331,620
2.38%, 11/15/2049 7,565,000 4,816,777
2.00%, 2/15/2050 3,683,000 2,142,470
1.25%, 5/15/2050 208,700 99,067
1.38%, 8/15/2050 5,695,000 2,779,872
1.63%, 11/15/2050
(a)
4,725,000 2,467,336
1.88%, 2/15/2051 9,183,000 5,115,218
2.38%, 5/15/2051 765,000 481,233
2.00%, 8/15/2051 4,000,000 2,286,250
1.88%, 11/15/2051 7,745,000 4,275,482
2.25%, 2/15/2052 6,554,900 3,976,981
2.88%, 5/15/2052 1,980,300 1,384,972
3.00%, 8/15/2052 1,108,700 795,492
4.00%, 11/15/2052 4,450,000 3,872,891
3.63%, 2/15/2053 5,600,000 4,555,250
3.63%, 5/15/2053 5,615,000 4,569,206
4.13%, 8/15/2053 4,940,000 4,401,231
4.75%, 11/15/2053 500,000 494,063
4.25%, 2/15/2054 3,740,000 3,407,491
4.63%, 5/15/2054 4,953,900 4,809,153
4.25%, 8/15/2054
(a)
5,315,000 4,849,107
4.50%, 11/15/2054 5,425,000 5,168,160
U.S. Treasury Notes
1.63%, 2/15/2026
(a)
5,737,500 5,585,322
4.00%, 2/15/2026 4,990,500 4,977,244
0.50%, 2/28/2026 4,092,300 3,932,445
2.50%, 2/28/2026 3,048,500 2,992,651
4.63%, 2/28/2026 3,065,000 3,076,374
4.63%, 3/15/2026 810,000 813,227
0.75%, 3/31/2026 4,673,000 4,490,643
2.25%, 3/31/2026 580,000 567,063
4.50%, 3/31/2026 4,650,000 4,663,078
3.75%, 4/15/2026 3,745,000 3,723,642
0.75%, 4/30/2026 5,760,000 5,520,150
2.38%, 4/30/2026 140,000 136,888
4.88%, 4/30/2026 4,529,000 4,563,498

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.2% (continued)
U.S. Treasury Notes (continued)
1.63%, 5/15/2026 1,548,200 1,498,186
3.63%, 5/15/2026 4,170,000 4,138,888
0.75%, 5/31/2026 4,579,200 4,375,998
2.13%, 5/31/2026 183,600 178,659
4.88%, 5/31/2026 4,810,000 4,849,269
4.13%, 6/15/2026 905,600 904,433
0.88%, 6/30/2026 6,065,100 5,789,801
1.88%, 6/30/2026 321,600 311,399
4.63%, 6/30/2026 3,950,000 3,971,602
0.63%, 7/31/2026 5,035,000 4,776,366
4.38%, 7/31/2026 1,190,000 1,192,696
1.50%, 8/15/2026 2,680,900 2,573,455
4.38%, 8/15/2026 5,105,000 5,116,367
0.75%, 8/31/2026 2,450,000 2,321,854
1.38%, 8/31/2026 1,030,000 985,984
3.75%, 8/31/2026 3,955,000 3,927,346
4.63%, 9/15/2026 2,110,000 2,123,270
0.88%, 9/30/2026
(a)
2,363,400 2,238,306
1.63%, 9/30/2026
(a)
1,825,800 1,751,199
3.50%, 9/30/2026
(a)
6,750,000 6,674,326
4.63%, 10/15/2026 3,600,200 3,623,545
1.13%, 10/31/2026 6,155,000 5,839,316
1.63%, 10/31/2026
(a)
4,665,000 4,464,369
4.13%, 10/31/2026 4,860,000 4,852,786
2.00%, 11/15/2026 6,221,300 5,986,543
4.63%, 11/15/2026 3,839,000 3,865,093
1.25%, 11/30/2026 3,570,700 3,386,865
1.63%, 11/30/2026 375,000 358,110
4.25%, 11/30/2026
(a)
4,760,000 4,763,347
4.38%, 12/15/2026 1,542,000 1,546,337
1.25%, 12/31/2026
(a)
5,385,700 5,096,639
1.75%, 12/31/2026
(a)
488,800 467,110
4.25%, 12/31/2026
(a)
7,700,000 7,705,414
4.00%, 1/15/2027 4,143,000 4,126,655
1.50%, 1/31/2027 6,505,000 6,171,619
4.13%, 1/31/2027 4,760,000 4,752,934
2.25%, 2/15/2027 4,103,000 3,947,214
4.13%, 2/15/2027 3,485,000 3,478,738
1.88%, 2/28/2027 2,220,100 2,117,767
4.25%, 3/15/2027 1,505,000 1,505,823
0.63%, 3/31/2027 2,675,700 2,479,830
2.50%, 3/31/2027 836,800 807,708
4.50%, 4/15/2027
(a)
3,005,000 3,022,373
0.50%, 4/30/2027 1,826,500 1,682,806
2.75%, 4/30/2027 4,000,000 3,875,625
2.38%, 5/15/2027 5,846,100 5,613,169
0.50%, 5/31/2027 1,650,000 1,515,680
2.63%, 5/31/2027 4,700,000 4,535,500
4.63%, 6/15/2027 815,000 822,386
0.50%, 6/30/2027 2,936,700 2,689,145
3.25%, 6/30/2027 3,000,000 2,935,313
4.38%, 7/15/2027 2,470,000 2,478,877
0.38%, 7/31/2027 4,429,700 4,029,989
2.75%, 7/31/2027 5,460,000 5,271,033
2.25%, 8/15/2027 5,255,000 5,008,261
3.75%, 8/15/2027 4,296,600 4,247,928

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.2% (continued)
U.S. Treasury Notes (continued)
0.50%, 8/31/2027 1,660,000 1,510,600
3.13%, 8/31/2027 3,095,000 3,012,064
3.38%, 9/15/2027
(a)
4,390,000 4,298,084
0.38%, 9/30/2027 2,170,000 1,961,985
4.13%, 9/30/2027 4,072,000 4,062,456
3.88%, 10/15/2027 4,085,000 4,047,980
0.50%, 10/31/2027 5,475,000 4,950,598
2.25%, 11/15/2027 1,125,000 1,066,816
4.13%, 11/15/2027
(a)
4,005,000 3,993,423
0.63%, 11/30/2027 5,630,000 5,093,391
3.88%, 11/30/2027 2,355,700 2,332,879
4.00%, 12/15/2027 3,950,000 3,925,930
0.63%, 12/31/2027 9,045,800 8,158,181
3.88%, 12/31/2027 786,700 779,079
4.25%, 1/15/2028 4,000,000 4,001,250
0.75%, 1/31/2028 7,046,800 6,361,939
3.50%, 1/31/2028 2,307,900 2,260,480
2.75%, 2/15/2028 5,780,000 5,534,350
1.13%, 2/29/2028 5,310,600 4,838,454
4.00%, 2/29/2028 1,644,600 1,632,908
1.25%, 3/31/2028 2,374,300 2,165,807
3.63%, 3/31/2028 6,000,000 5,889,844
1.25%, 4/30/2028 3,312,700 3,013,522
3.50%, 4/30/2028 1,892,800 1,849,473
2.88%, 5/15/2028 1,768,100 1,693,370
1.25%, 5/31/2028 6,105,000 5,539,811
3.63%, 5/31/2028 1,554,800 1,524,068
1.25%, 6/30/2028 4,315,800 3,905,799
4.00%, 6/30/2028 1,804,800 1,789,713
1.00%, 7/31/2028 5,129,300 4,588,720
4.13%, 7/31/2028 8,096,800 8,058,214
2.88%, 8/15/2028 1,234,000 1,177,313
1.13%, 8/31/2028 3,239,600 2,902,985
4.38%, 8/31/2028 3,350,000 3,359,422
1.25%, 9/30/2028 4,081,400 3,664,332
4.63%, 9/30/2028 1,100,000 1,112,289
1.38%, 10/31/2028 3,211,200 2,890,080
4.88%, 10/31/2028 3,573,900 3,644,540
3.13%, 11/15/2028 5,025,000 4,820,467
1.50%, 11/30/2028 7,080,000 6,386,934
4.38%, 11/30/2028 6,370,000 6,385,925
1.38%, 12/31/2028
(a)
5,280,200 4,728,254
3.75%, 12/31/2028 8,895,000 8,718,490
1.75%, 1/31/2029 3,815,500 3,460,480
4.00%, 1/31/2029 4,395,000 4,346,243
2.63%, 2/15/2029 2,285,700 2,144,094
1.88%, 2/28/2029 3,449,800 3,138,509
2.38%, 3/31/2029 900,000 833,906
4.13%, 3/31/2029 3,040,000 3,017,675
2.88%, 4/30/2029 5,302,700 5,008,152
4.63%, 4/30/2029 4,600,000 4,653,906
2.38%, 5/15/2029
(a)
3,230,000 2,987,245
2.75%, 5/31/2029 4,920,000 4,617,881
4.50%, 5/31/2029
(a)
4,887,500 4,921,865
3.25%, 6/30/2029 3,585,400 3,431,340
4.25%, 6/30/2029 3,659,700 3,648,835

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.2% (continued)
U.S. Treasury Notes (continued)
2.63%, 7/31/2029 1,835,000 1,708,700
4.00%, 7/31/2029 4,845,000 4,781,788
3.13%, 8/31/2029 3,250,000 3,087,754
3.63%, 8/31/2029 5,960,000 5,788,184
3.50%, 9/30/2029
(a)
2,985,000 2,881,225
3.88%, 9/30/2029 620,900 608,773
4.13%, 10/31/2029
(a)
3,930,000 3,895,613
1.75%, 11/15/2029
(a)
2,725,000 2,428,443
3.88%, 11/30/2029 148,600 145,570
4.13%, 11/30/2029 4,625,000 4,584,893
3.88%, 12/31/2029 3,280,000 3,212,350
4.38%, 12/31/2029
(a)
4,770,000 4,778,944
3.50%, 1/31/2030 4,310,000 4,147,365
4.25%, 1/31/2030 4,830,000 4,812,642
1.50%, 2/15/2030 6,112,700 5,333,808
4.00%, 2/28/2030 4,650,000 4,577,344
3.63%, 3/31/2030 5,600,000 5,412,313
3.50%, 4/30/2030 2,425,000 2,328,189
0.63%, 5/15/2030 8,960,000 7,392,700
3.75%, 5/31/2030 3,675,000 3,567,621
3.75%, 6/30/2030 5,300,000 5,141,828
4.00%, 7/31/2030 842,000 826,739
0.63%, 8/15/2030 10,030,000 8,196,391
4.13%, 8/31/2030 930,300 918,381
4.63%, 9/30/2030 1,548,500 1,566,767
4.88%, 10/31/2030
(a)
1,147,800 1,175,688
0.88%, 11/15/2030 9,865,000 8,117,816
4.38%, 11/30/2030 40,400 40,353
3.75%, 12/31/2030 4,271,000 4,127,187
4.00%, 1/31/2031 4,795,000 4,693,106
1.13%, 2/15/2031 1,010,000 837,590
4.25%, 2/28/2031
(a)
1,915,100 1,898,792
4.13%, 3/31/2031 3,450,000 3,395,824
4.63%, 4/30/2031 7,550,000 7,632,578
1.63%, 5/15/2031 3,515,000 2,981,159
4.63%, 5/31/2031 3,100,000 3,133,422
4.25%, 6/30/2031 2,210,000 2,188,418
4.13%, 7/31/2031 4,180,000 4,108,483
1.25%, 8/15/2031 3,905,900 3,205,889
3.75%, 8/31/2031
(a)
3,482,000 3,346,528
3.63%, 9/30/2031 3,500,000 3,337,031
4.13%, 10/31/2031 3,100,000 3,043,328
1.38%, 11/15/2031 6,600,000 5,421,281
4.13%, 11/30/2031 3,035,000 2,978,568
4.50%, 12/31/2031 2,995,000 3,005,295
4.38%, 1/31/2032 3,035,000 3,022,670
1.88%, 2/15/2032 6,815,000 5,761,870
2.88%, 5/15/2032 7,090,000 6,396,509
2.75%, 8/15/2032 8,020,000 7,145,319
4.13%, 11/15/2032 3,520,000 3,442,450
3.50%, 2/15/2033 6,368,400 5,943,508
3.38%, 5/15/2033 8,480,000 7,822,800
3.88%, 8/15/2033 9,400,000 8,978,469
4.50%, 11/15/2033 6,285,000 6,276,162
4.00%, 2/15/2034 6,945,000 6,673,711
4.38%, 5/15/2034 7,405,000 7,315,909

See Notes to Statements of Investments
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 44.2% (continued)
U.S. Treasury Notes (continued)
3.88%, 8/15/2034
(a)
10,366,000 9,836,362
4.25%, 11/15/2034
(a)
12,000,000 11,722,500
Total U.S. Treasury Government Securities (cost $893,549,922) 868,522,852
Shares
Investment Companies – 2.8%
Registered Investment Companies – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(g)(h)
(cost $54,796,983) 54,796,983 54,796,983
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.33%
(g)(h)
(cost $3,510,070) 3,510,070 3,510,070
Total Investments Before TBA Sale Commitments  (cost $2,066,981,650) 102.1% 2,006,398,580
TBA Sale Commitments – ( 0.0% )
Principal
Amount ($) Value ($)
Federal National Mortgage Association
(i)
2.50%, 3/15/2040
(e)
50,000 (45,532)
2.00%, 3/15/2055
(e)
150,000 (116,599)
2.50%, 3/15/2055
(e)
125,000 (101,752)
3.00%, 3/15/2055
(e)
150,000 (127,316)
Government National Mortgage Association II
,
2.00%, 3/15/2055
(i)
225,000 (180,000)
Total TBA Sale Commitments (proceeds$(570,588)) (571,199)
Total Investments (cost net of proceeds $2,066,411,062) 102.1% 2,005,827,381
Liabilities, Less Cash and Receivables (2.1)% (40,518,305)
Net Assets 100.0% 1,965,309,076
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $106,993,260 and the value of the collateral was $112,171,289, consisting of cash collateral of $3,510,070 and U.S. Government & Agency securities valued at $108,661,219. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, these securities were valued at $3,283,467 or 0.17% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
Perpetual bond with no specified maturity date.
(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with
FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(f)
Purchased on a forward commitment basis.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)
The rate shown is the 1-day yield as of January 31, 2025.
(i)
Sales on a forward commitment basis.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC
Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the
Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31, 2025 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 3,266,278,867 — — 3,266,278,867
Investment Companies 3,866,813 — — 3,866,813
Investment of Cash Collateral for
Securities Loaned 4,570,013 — — 4,570,013
3,274,715,693 — — 3,274,715,693
Liabilities ($)
Other Financial Instruments:
Futures
††
(11,515) — — (11,515)
(11,515) — — (11,515)
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 548,471,812 — — 548,471,812
Investment Companies 1,111,461 — — 1,111,461
Investment of Cash Collateral for
Securities Loaned 7,336,353 — — 7,336,353
556,919,626 — — 556,919,626
Liabilities ($)
Other Financial Instruments:
Futures
††
(9,768) — — (9,768)
(9,768) — — (9,768)
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 125,810,470 — — 125,810,470
Investment Companies 182,396 — — 182,396
Investment of Cash Collateral for
Securities Loaned 2,463,448 — — 2,463,448
128,456,314 — — 128,456,314
Liabilities ($)
Other Financial Instruments:
Futures
††
(6,021) — — (6,021)
(6,021) — — (6,021)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 718,569,822 — 0 718,569,822
Preferred Stocks 2,176,844 — — 2,176,844
Rights 3,027 — — 3,027
Warrants — 0 — 0
Investment Companies 1,747,102 — — 1,747,102
Investment of Cash Collateral for
Securities Loaned 4,570,013 — — 4,570,013
727,066,808 — — 727,066,808
Other Financial Instruments:
Futures
††
39,418 — — 39,418
39,418 — — 39,418

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or
U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The
Bank of New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2025, BNY Mellon Core Bond ETF transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA
Sale Commitments.” The proceeds and value of these commitments are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at value, respectively.
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 114,834,561 — 0 114,834,561
Preferred Stocks 1,845,770 — 0 1,845,770
Investment Companies 120,266 — — 120,266
Investment of Cash Collateral for
Securities Loaned 884,253 — — 884,253
117,684,850 — — 117,684,850
Liabilities ($)
Other Financial Instruments:
Futures
††
(2,941) — — (2,941)
(2,941) — — (2,941)
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 8,137,604 — 8,137,604
Commercial Mortgage-Backed
Securities — 14,604,233 — 14,604,233
Corporate Bonds — 475,400,884 — 475,400,884
Foreign Governmental — 31,447,382 — 31,447,382
Municipal Securities — 6,564,938 — 6,564,938
Supranational Bank — 27,446,746 — 27,446,746
U.S. Government Agencies — 515,075,897 — 515,075,897
U.S. Treasury Government Securities — 868,522,852 — 868,522,852
Investment Companies 54,796,983 — — 54,796,983
Investment of Cash Collateral for
Securities Loaned 3,510,070 — — 3,510,070
58,307,053 1,948,091,527 — 2,006,398,580
Liabilities ($)
TBA Sale Commitments — (571,199) — (571,199)
— (571,199) — (571,199)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited”
derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the
period ended January 31, 2025
is discussed below.
Futures: In the normal course of pursuing their investment objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core
Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets
Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is
minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025, are set forth in the Statement of Investments for each fund.
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
The table below summarizes the gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at January 31, 2025.
At January 31, 2025, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
Accumulated Net Unrealized Appreciation (Depreciation)
Gross
Appreciation ($)
Gross
(Depreciation) ($) Net ($)
BNY Mellon US Large Cap Core Equity ETF 847,622,907 (61,767,868) 785,855,039
BNY Mellon US Mid Cap Core Equity ETF 111,982,251 (15,771,218) 96,211,033
BNY Mellon US Small Cap Core Equity ETF 25,153,252 (6,791,660) 18,361,592
BNY Mellon International Equity ETF 113,3 20 , 059 (30,90 4 , 471 ) 82,41 5 ,58 8
BNY Mellon Emerging Markets Equity ETF 20,931,045 (9,068,209) 11,862,836
BNY Mellon Core Bond ETF 3,606,546 (64,190,227) (60,583,681)